As filed with the U.S. Securities and Exchange Commission on January 5, 2024

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23024

Pacer Funds Trust
(Exact name of registrant as specified in charter)

500 Chesterfield Parkway

Malvern, PA 19355
(Address of principal executive offices) (Zip code)

Joe M. Thomson, President

500 Chesterfield Parkway

Malvern, PA 19355
(Name and address of agent for service)

610-644-8100

Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: May 1, 2023 through October 31, 2023

Updated May 5, 2021

Item 1. Reports to Stockholders.

(a)

SEMI-ANNUAL REPORT

October 31, 2023

Pacer Trendpilot® US Large Cap ETF	*Ticker: PTLC*
Pacer Trendpilot® US Mid Cap ETF	*Ticker: PTMC*
Pacer Trendpilot® 100 ETF	*Ticker: PTNQ*
Pacer Trendpilot® European Index ETF	*Ticker: PTEU*
Pacer Trendpilot® International ETF	*Ticker: PTIN*
Pacer Trendpilot® US Bond ETF	*Ticker: PTBD*
Pacer Trendpilot® Fund of Funds ETF	*Ticker: TRND*
Pacer US Cash Cows 100 ETF	*Ticker: COWZ*
Pacer US Small Cap Cash Cows 100 ETF	*Ticker: CALF*
Pacer Global Cash Cows Dividend ETF	*Ticker: GCOW*
Pacer Developed Markets International Cash Cows 100 ETF	*Ticker: ICOW*
Pacer Emerging Markets Cash Cows 100 ETF	*Ticker: ECOW*
Pacer US Large Cap Cash Cows Growth Leaders ETF	*Ticker: COWG*
Pacer US Small Cap Cash Cows Growth Leaders ETF	*Ticker: CAFG*
Pacer US Cash Cows Growth ETF	*Ticker: BUL*
Pacer Cash Cows Fund of Funds ETF	*Ticker: HERD*
Pacer WealthShield ETF	*Ticker: PWS*
Pacer Industrial Real Estate ETF	*Ticker: SRVR*
Pacer Data & Infrastructure Real Estate ETF	*Ticker: INDS*
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF	*Ticker: SZNE*
Pacer CSOP FTSE China A50 ETF	*Ticker: AFTY*
Pacer BioThreat Strategy ETF	*Ticker: VIRS*
Pacer Lunt Large Cap Alternator ETF	*Ticker: ALTL*
Pacer Lunt Midcap Multi-Factor Alternator ETF	*Ticker: PAMC*
Pacer Lunt Large Cap Multi-Factor Alternator ETF	*Ticker: PALC*
Pacer US Export Leaders ETF	*Ticker: PEXL*
Pacer Pacific Asset Floating Rate High Income ETF	*Ticker: FLRT*
Pacer Data and Digital Revolution ETF	*Ticker: TRFK*
Pacer Industrials and Logistics ETF	*Ticker: SHPP*

PACER ETFs

877-337-0500 ▪ www.paceretfs.com

Pacer Funds

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited)
As of October 31, 2023

Pacer Trendpilot® US Large Cap ETF

Industry(a)	Percentage of Net Assets
Automobiles & Components	1.9%
Banks	2.9%
Capital Goods	5.5%
Commercial & Professional Services	1.3%
Consumer Discretionary Distribution & Retail	5.7%
Consumer Durables & Apparel	0.9%
Consumer Services	2.1%
Consumer Staples Distribution & Retail	1.9%
Energy	4.6%
Real Estate Investment Trusts	2.2%
Financial Services	7.5%
Food Beverage & Tobacco	3.2%
Health Care Equipment & Services	5.6%
Household & Personal Products	1.6%
Insurance	2.3%
Materials	2.4%
Media & Entertainment	7.8%
Pharmaceuticals Biotechnology & Life Sciences	7.5%
Real Estate Management & Development	0.1%
Semiconductors & Semiconductor Equipment	7.2%
Software & Services	12.0%
Technology Hardware & Equipment	8.8%
Telecommunication Services	0.9%
Transportation	1.5%
Utilities	2.5%
Investments Purchased with Proceeds from Securities Lending	3.1%
Liabilities in Excess of Other Assets	-3.0%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer Trendpilot® US Large Cap Index.

Pacer Trendpilot® US Mid Cap ETF

Industry(a)	Percentage of Net Assets
Short-Term Investments	98.7%
Investments Purchased with Proceeds from Securities Lending	26.4%
Liabilities in Excess of Other Assets	-25.1%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer Trendpilot® US Mid Cap Index.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of October 31, 2023

Pacer Trendpilot® 100 ETF

Industry(a)	Percentage of Net Assets
Automobiles & Components	1.3%
Capital Goods	0.9%
Commercial & Professional Services	1.1%
Consumer Discretionary Distribution & Retail	3.9%
Consumer Durables & Apparel	0.2%
Consumer Services	1.4%
Consumer Staples Distribution & Retail	1.3%
Energy	0.3%
Financial Services	0.3%
Food Beverage & Tobacco	2.0%
Health Care Equipment & Services	0.8%
Media & Entertainment	7.1%
Pharmaceuticals Biotechnology & Life Sciences	2.4%
Real Estate Management & Development	0.1%
Semiconductors & Semiconductor Equipment	8.9%
Software & Services	9.1%
Technology Hardware & Equipment	6.4%
Telecommunication Services	0.8%
Transportation	0.4%
Utilities	0.6%
Short-Term Investments	47.7%
Investments Purchased with Proceeds from Securities Lending	30.5%
Liabilities in Excess of Other Assets	-27.5%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer Nasdaq-100 Trendpilot® Index.

Pacer Trendpilot® European Index ETF

Country(a)	Percentage of Net Assets
Consumer Durables & Apparel	0.0%*
Materials	0.3%
Short-Term Investments	97.9%
Investments Purchased with Proceeds from Securities Lending	19.6%
Liabilities in Excess of Other Assets	-17.8%
Total	100.0%

*	Less than 0.05%.
(a)	The Fund generally classifies a company based on its country of incorporation, but may designate a different country in certain circumstances.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of October 31, 2023

Pacer Trendpilot® International ETF

Industry(a)	Percentage of Net Assets
Automobiles & Components	2.0%
Banks	6.1%
Capital Goods	4.4%
Commercial & Professional Services	0.9%
Consumer Discretionary Distribution & Retail	0.8%
Consumer Durables & Apparel	1.9%
Consumer Services	0.7%
Consumer Staples Distribution & Retail	0.7%
Energy	3.3%
Financial Services	1.5%
Food Beverage & Tobacco	2.8%
Health Care Equipment & Services	0.8%
Household & Personal Products	1.3%
Insurance	2.5%
Materials	3.7%
Media & Entertainment	0.5%
Pharmaceuticals Biotechnology & Life Sciences	5.3%
Real Estate Management & Development	0.4%
Semiconductors & Semiconductor Equipment	1.5%
Software & Services	1.5%
Technology Hardware & Equipment	0.9%
Telecommunication Services	1.2%
Transportation	1.3%
Utilities	1.4%
Exchange Traded Funds	2.2%
Real Estate Investment Trusts	0.2%
Short-Term Investments	48.4%
Investments Purchased with Proceeds from Securities Lending	8.5%
Liabilities in Excess of Other Assets	-6.7%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer Trendpilot® International Index.

Pacer Trendpilot® US Bond ETF

Industry(a)	Percentage of Net Assets
Corporate Bonds	98.4%
Investments Purchased with Proceeds from Securities Lending	18.1%
Liabilities in Excess of Other Assets	-16.5%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer Trendpilot® US Bond Index.

Pacer Trendpilot® Fund of Funds ETF

Industry(a)	Percentage of Net Assets
Affiliated Exchange Traded Funds	99.8%
Other Assets in Excess of Liabilities	0.2%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer Trendpilot® Fund of Funds Index.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of October 31, 2023

Pacer US Cash Cows 100 ETF

Industry(a)	Percentage of Net Assets
Automobiles & Components	0.4%
Capital Goods	2.7%
Commercial & Professional Services	0.9%
Consumer Discretionary Distribution & Retail	4.2%
Consumer Durables & Apparel	7.5%
Consumer Services	2.4%
Consumer Staples Distribution & Retail	2.5%
Energy	33.3%
Financial Services	1.6%
Food Beverage & Tobacco	4.0%
Health Care Equipment & Services	7.8%
Household & Personal Products	0.1%
Materials	12.4%
Media & Entertainment	2.5%
Pharmaceuticals Biotechnology & Life Sciences	10.0%
Semiconductors & Semiconductor Equipment	0.6%
Software & Services	1.8%
Technology Hardware & Equipment	2.8%
Transportation	2.2%
Utilities	0.2%
Investments Purchased with Proceeds from Securities Lending	6.9%
Liabilities in Excess of Other Assets	-6.8%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer US Cash Cows 100 Index.

Pacer US Small Cap Cash Cows 100 ETF

Industry(a)	Percentage of Net Assets
Automobiles & Components	4.7%
Capital Goods	14.7%
Commercial & Professional Services	2.0%
Consumer Discretionary Distribution & Retail	12.8%
Consumer Durables & Apparel	15.4%
Consumer Services	2.1%
Consumer Staples Distribution & Retail	3.5%
Energy	14.6%
Food Beverage & Tobacco	2.3%
Health Care Equipment & Services	6.1%
Household & Personal Products	2.0%
Materials	5.0%
Media & Entertainment	3.4%
Pharmaceuticals Biotechnology & Life Sciences	1.2%
Semiconductors & Semiconductor Equipment	1.3%
Software & Services	1.4%
Technology Hardware & Equipment	3.4%
Transportation	4.0%
Investments Purchased with Proceeds from Securities Lending	14.5%
Liabilities in Excess of Other Assets	-14.4%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer US Small Cap Cash Cows 100 Index.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of October 31, 2023

Pacer Global Cash Cows Dividend ETF

Industry(a)	Percentage of Net Assets
Automobiles & Components	6.0%
Capital Goods	4.5%
Commercial & Professional Services	0.2%
Consumer Discretionary Distribution & Retail	0.7%
Consumer Staples Distribution & Retail	0.7%
Energy	27.5%
Food Beverage & Tobacco	7.9%
Household & Personal Products	1.9%
Materials	14.7%
Media & Entertainment	0.7%
Pharmaceuticals Biotechnology & Life Sciences	11.1%
Software & Services	2.2%
Technology Hardware & Equipment	0.6%
Telecommunication Services	12.0%
Transportation	7.6%
Utilities	1.2%
Investments Purchased with Proceeds from Securities Lending	11.2%
Liabilities in Excess of Other Assets	-10.5%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer Global Cash Cows Dividend 100 Index.

Pacer Developed Markets International Cash Cows 100 ETF

Industry(a)	Percentage of Net Assets
Automobiles & Components	9.0%
Capital Goods	10.7%
Commercial & Professional Services	1.0%
Consumer Discretionary Distribution & Retail	1.0%
Consumer Durables & Apparel	0.5%
Consumer Services	0.1%
Consumer Staples Distribution & Retail	3.6%
Energy	35.1%
Food Beverage & Tobacco	1.8%
Health Care Equipment & Services	0.3%
Household & Personal Products	0.1%
Materials	14.4%
Media & Entertainment	0.9%
Pharmaceuticals Biotechnology & Life Sciences	0.3%
Semiconductors & Semiconductor Equipment	0.9%
Technology Hardware & Equipment	1.6%
Telecommunication Services	5.6%
Transportation	12.2%
Utilities	0.5%
Investments Purchased with Proceeds from Securities Lending	11.2%
Liabilities in Excess of Other Assets	-10.8%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer Developed Markets International Cash Cows 100 Index.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of October 31, 2023

Pacer Emerging Markets Cash Cows 100 ETF

Industry(a)	Percentage of Net Assets
Automobiles & Components	2.9%
Capital Goods	9.6%
Commercial & Professional Services	0.1%
Consumer Discretionary Distribution & Retail	3.0%
Consumer Durables & Apparel	0.7%
Consumer Services	0.5%
Consumer Staples Distribution & Retail	3.6%
Energy	24.9%
Food Beverage & Tobacco	4.7%
Health Care Equipment & Services	1.2%
Household & Personal Products	0.2%
Materials	16.5%
Media & Entertainment	0.5%
Pharmaceuticals Biotechnology & Life Sciences	0.1%
Semiconductors & Semiconductor Equipment	0.5%
Technology Hardware & Equipment	10.6%
Telecommunication Services	9.0%
Transportation	6.8%
Utilities	3.9%
Investments Purchased with Proceeds from Securities Lending	5.4%
Liabilities in Excess of Other Assets	-4.7%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer Emerging Markets Cash Cows 100 Index.

Pacer US Large Cap Cash Cows Growth Leaders ETF

Industry(a)	Percentage of Net Assets
Capital Goods	0.8%
Commercial & Professional Services	4.1%
Consumer Discretionary Distribution & Retail	0.7%
Consumer Services	3.6%
Energy	12.6%
Financial Services	2.7%
Food Beverage & Tobacco	1.6%
Health Care Equipment & Services	1.7%
Household & Personal Products	0.1%
Materials	1.2%
Media & Entertainment	5.6%
Pharmaceuticals Biotechnology & Life Sciences	8.5%
Semiconductors & Semiconductor Equipment	12.0%
Software & Services	39.1%
Technology Hardware & Equipment	3.7%
Telecommunication Services	0.3%
Transportation	1.3%
Utilities	0.3%
Assets in Excess of Other Liabilities	0.1%
Total	100.0%

(a)	The Fund generally classifies a company in a different category than the Pacer US Large Cap Cash Cows Growth Leaders Index.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of October 31, 2023

Pacer US Small Cap Cash Cows Growth Leaders ETF

Industry(a)	Percentage of Net Assets
Automobiles & Components	2.2%
Capital Goods	10.4%
Commercial & Professional Services	3.8%
Consumer Discretionary Distribution & Retail	0.8%
Consumer Durables & Apparel	13.0%
Consumer Services	4.5%
Energy	11.8%
Food Beverage & Tobacco	2.6%
Health Care Equipment & Services	3.5%
Household & Personal Products	3.1%
Materials	2.3%
Media & Entertainment	5.4%
Pharmaceuticals Biotechnology & Life Sciences	8.4%
Semiconductors & Semiconductor Equipment	10.2%
Software & Services	9.3%
Technology Hardware & Equipment	5.3%
Telecommunication Services	1.3%
Transportation	2.0%
Other Assets in Excess of Liabilities	0.1%
Total	100.0%

(a)	The Fund generally classifies a company in a different category than the Pacer US Small Cap Cash Cows Growth Leaders Index.

Pacer US Cash Cows Growth ETF

Industry(a)	Percentage of Net Assets
Capital Goods	4.3%
Commercial & Professional Services	0.4%
Consumer Discretionary Distribution & Retail	1.9%
Consumer Durables & Apparel	0.6%
Consumer Services	0.4%
Energy	45.6%
Materials	12.8%
Media & Entertainment	0.5%
Pharmaceuticals Biotechnology & Life Sciences	28.5%
Software & Services	2.1%
Transportation	2.3%
Utilities	0.3%
Investments Purchased with Proceeds from Securities Lending	14.8%
Liabilities in Excess of Other Assets	-14.5%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer US Cash Cows Growth Index.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of October 31, 2023

Pacer Cash Cows Fund of Funds ETF

Industry(a)	Percentage of Net Assets
Affiliated Exchange Traded Funds	100.0%
Other Assets in Excess of Liabilities	0.0%*
Total	100.0%

*	Less than 0.05%.
(a)	The Fund may classify a company in a different category than the Pacer Cash Cows Fund of Funds Index.

Pacer WealthShield ETF

Industry(a)	Percentage of Net Assets
Health Care Equipment & Services	0.0%*
Short-Term Investments	98.4%
Investments Purchased with Proceeds from Securities Lending	11.5%
Liabilities in Excess of Other Assets	-9.9%
Total	100.0%

*	Less than 0.05%.
(a)	The Fund may classify a company in a different category than the Pacer WealthShield Index.

Pacer Industrial Real Estate ETF

Industry(a)	Percentage of Net Assets
Real Estate Investment Trusts	95.1%
Common Stock	4.7%
Investments Purchased with Proceeds from Securities Lending	6.6%
Liabilities in Excess of Other Assets	-6.4%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer Industrial Real Estate Index.

Pacer Data & Infrastructure Real Estate ETF

Industry(a)	Percentage of Net Assets
Real Estate Investment Trusts	64.9%
Media & Entertainment	5.9%
Real Estate Management & Development	1.9%
Software & Services	1.1%
Telecommunication Services	18.5%
Exchange Traded Funds	7.7%
Investments Purchased with Proceeds from Securities Lending	6.6%
Liabilities in Excess of Other Assets	-6.6%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer Data & Infrastructure Real Estate Index.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of October 31, 2023

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF

Industry(a)	Percentage of Net Assets
Automobiles & Components	2.3%
Capital Goods	15.3%
Commercial & Professional Services	5.3%
Consumer Discretionary Distribution & Retail	8.1%
Consumer Durables & Apparel	6.1%
Consumer Services	8.5%
Materials	24.5%
Semiconductors & Semiconductor Equipment	7.7%
Software & Services	9.6%
Technology Hardware & Equipment	7.6%
Transportation	4.3%
Investments Purchased with Proceeds from Securities Lending	14.0%
Liabilities in Excess of Other Assets	-13.3%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer CFRA-Stovall Equal Weight Seasonal Rotation Index.

Pacer CSOP FTSE China A50 ETF

Industry(a)	Percentage of Net Assets
Automobiles & Components	3.6%
Banks	19.8%
Capital Goods	8.6%
Consumer Discretionary Distribution & Retail	1.3%
Consumer Durables & Apparel	1.7%
Energy	4.0%
Financial Services	4.4%
Food Beverage & Tobacco	29.3%
Health Care Equipment & Services	3.6%
Insurance	5.2%
Materials	3.7%
Pharmaceuticals Biotechnology & Life Sciences	3.7%
Semiconductors & Semiconductor Equipment	1.3%
Technology Hardware & Equipment	2.9%
Transportation	2.4%
Utilities	3.9%
Other Assets in Excess of Liabilities	0.6%
Total	100.0%

(a)	The Fund may classify a company in a different category than the FTSE China A50 Net Total Return Index.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of October 31, 2023

Pacer BioThreat Strategy ETF

Industry(a)	Percentage of Net Assets
Capital Goods	3.0%
Commercial & Professional Services	1.3%
Consumer Discretionary Distribution & Retail	15.3%
Consumer Staples Distribution & Retail	7.7%
Food Beverage & Tobacco	1.3%
Health Care Equipment & Services	10.1%
Household & Personal Products	4.8%
Materials	2.1%
Media & Entertainment	5.1%
Pharmaceuticals Biotechnology & Life Sciences	40.3%
Semiconductors & Semiconductor Equipment	5.5%
Software & Services	2.7%
Technology Hardware & Equipment	0.7%
Investments Purchased with Proceeds from Securities Lending	23.6%
Liabilities in Excess of Other Assets	-23.5%
Total	100.0%

(a)	The Fund may classify a company in a different category than the BioShares BioThreat Index.

Pacer Lunt Large Cap Alternator ETF

Industry(a)	Percentage of Net Assets
Automobiles & Components	3.8%
Banks	4.9%
Capital Goods	5.2%
Commercial & Professional Services	3.1%
Consumer Discretionary Distribution & Retail	4.8%
Consumer Durables & Apparel	3.6%
Consumer Services	6.3%
Financial Services	12.4%
Health Care Equipment & Services	1.6%
Materials	4.6%
Media & Entertainment	8.2%
Pharmaceuticals Biotechnology & Life Sciences	2.3%
Real Estate Management & Development	0.8%
Semiconductors & Semiconductor Equipment	19.9%
Software & Services	11.4%
Technology Hardware & Equipment	6.3%
Transportation	0.8%
Investments Purchased with Proceeds from Securities Lending	11.7%
Liabilities in Excess of Other Assets	-11.7%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Lunt Capital U.S. Large Cap Equity Rotation Index.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of October 31, 2023

Pacer Lunt Midcap Multi-Factor Alternator ETF

Industry(a)	Percentage of Net Assets
Automobiles & Components	0.5%
Banks	0.6%
Capital Goods	26.0%
Commercial & Professional Services	4.0%
Consumer Discretionary Distribution & Retail	3.8%
Consumer Durables & Apparel	8.7%
Consumer Services	2.8%
Consumer Staples Distribution & Retail	1.7%
Energy	7.6%
Financial Services	4.4%
Food Beverage & Tobacco	2.0%
Health Care Equipment & Services	3.0%
Household & Personal Products	0.8%
Insurance	7.2%
Materials	7.6%
Media & Entertainment	0.4%
Pharmaceuticals Biotechnology & Life Sciences	1.3%
Semiconductors & Semiconductor Equipment	1.7%
Software & Services	4.4%
Technology Hardware & Equipment	8.0%
Transportation	3.4%
Investments Purchased with Proceeds from Securities Lending	27.6%
Liabilities in Excess of Other Assets	-27.5%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Lunt Capital U.S. MidCap Multi-Factor Rotation Index.

Pacer Lunt Large Cap Multi-Factor Alternator ETF

Industry(a)	Percentage of Net Assets
Automobiles & Components	0.0%*
Banks	3.0%
Capital Goods	10.4%
Commercial & Professional Services	1.6%
Consumer Discretionary Distribution & Retail	2.4%
Consumer Durables & Apparel	0.9%
Consumer Services	2.4%
Consumer Staples Distribution & Retail	1.4%
Energy	7.7%
Real Estate Investment Trusts	0.4%
Financial Services	5.2%
Food Beverage & Tobacco	1.9%
Health Care Equipment & Services	6.9%
Household & Personal Products	1.7%
Insurance	1.1%
Materials	3.7%
Media & Entertainment	9.2%
Pharmaceuticals Biotechnology & Life Sciences	11.4%
Semiconductors & Semiconductor Equipment	15.7%
Software & Services	7.1%

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of October 31, 2023

Pacer Lunt Large Cap Multi-Factor Alternator ETF (Continued)
Industry(a)	Percentage of Net Assets
Technology Hardware & Equipment	3.9%
Transportation	1.3%
Utilities	0.6%
Investments Purchased with Proceeds from Securities Lending	6.5%
Liabilities in Excess of Other Assets	-6.4%
Total	100.0%

*	Less than 0.05%.
(a)	The Fund may classify a company in a different category than the Lunt Capital U.S. Large Cap Multi-Factor Rotation Index.

Pacer US Export Leaders ETF

Industry(a)	Percentage of Net Assets
Automobiles & Components	3.8%
Capital Goods	13.2%
Commercial & Professional Services	2.0%
Consumer Discretionary Distribution & Retail	1.0%
Consumer Durables & Apparel	2.2%
Consumer Services	2.9%
Energy	6.0%
Real Estate Investment Trusts	1.0%
Financial Services	4.0%
Food Beverage & Tobacco	2.1%
Health Care Equipment & Services	0.6%
Household & Personal Products	0.9%
Materials	12.1%
Media & Entertainment	4.2%
Pharmaceuticals Biotechnology & Life Sciences	7.5%
Semiconductors & Semiconductor Equipment	12.5%
Software & Services	9.5%
Technology Hardware & Equipment	12.5%
Telecommunication Services	0.9%
Transportation	1.1%
Investments Purchased with Proceeds from Securities Lending	17.8%
Liabilities in Excess of Other Assets	-17.8%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer US Export Leaders Index.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of October 31, 2023

Pacer Pacific Asset Floating Rate High Income ETF

Industry(a)	Percentage of Net Assets
Advertising	0.7%
Airlines	2.0%
Auto Manufacturers	0.6%
Beverages	0.6%
Building Materials	1.9%
Chemicals	0.7%
Coal	0.0%*
Commercial Services	4.4%
Computers	1.2%
Cosmetics / Personal Care	1.2%
Diversified Financial Services	2.3%
Electronics	0.3%
Entertainment	1.1%
Environmental Control	2.6%
Food	0.3%
Healthcare-Products	2.4%
Healthcare-Services	3.1%
Insurance	2.1%
Leisure Time	3.2%
Lodging	2.3%
Machinery-Diversified	2.6%
Media	1.8%
Oil & Gas	1.2%
Packaging & Containers	1.8%
Pharmaceuticals	0.6%
Pipelines	1.4%
Real Estate	0.3%
Retail	5.2%
Semiconductors	0.3%
Software	4.9%
Telecommunications	1.2%
Transportation	0.6%
Asset Backed Securities	38.2%
Exchange Traded Funds	0.7%
Closed End Funds	0.0%*
Other Assets in Excess of Liabilities	6.2%
Total	100.0%

*	Less than 0.05%.
(a)	The Fund may classify a company in a different category than the S&P LSTA U.S. Leverage Loan 100 Index.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of October 31, 2023

Pacer Data and Digital Revolution ETF

Industry(a)	Percentage of Net Assets
Capital Goods	7.0%
Semiconductors & Semiconductor Equipment	29.4%
Software & Services	38.7%
Technology Hardware & Equipment	24.9%
Other Assets in Excess of Liabilities	0.0%*
Total	100.0%

*	Less than 0.05%.
(a)	The Fund may classify a company in a different category than the Pacer Data Transmission and Communication Revolution Index.

Pacer Industrials and Logistics ETF

Industry(a)	Percentage of Net Assets
Capital Goods	7.0%
Energy	0.1%
Pharmaceuticals Biotechnology & Life Sciences	0.0%*
Software & Services	11.0%
Technology Hardware & Equipment	1.8%
Transportation	77.4%
Exchange Traded Funds	2.4%
Other Assets in Excess of Liabilities	0.3%
Total	100.0%

*	Less than 0.05%.
(a)	The Fund may classify a company in a different category than the Pacer Global Supply Chain Infrastructure Index.

Pacer Trendpilot® US Large Cap ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 11, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Trendpilot® US Large Cap Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the S&P 500 Total Return Index, (ii) 50% to the S&P 500 Total Return Index and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the S&P 500 Total Return Index and its 200-business day historical simple moving average.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Annualized Returns(1)
(For the Periods Ended October 31, 2023)

	One Year	Three Year	Five Year	Since Inception(2)
Pacer Trendpilot® US Large Cap ETF - NAV	4.78%	11.90%	7.27%	6.43%
Pacer Trendpilot® US Large Cap ETF - Market	4.67%	11.86%	7.23%	6.42%
Pacer Trendpilot® US Large Cap Index(3)	5.34%	12.54%	7.88%	7.06%
S&P 500® Index(3)	10.14%	10.36%	11.01%	10.57%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2023, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 11, 2015.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Trendpilot® US Mid Cap ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 11, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Trendpilot® US Mid Cap Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the S&P MidCap 400 Index, (ii) 50% to the S&P MidCap 400 Index and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the S&P MidCap 400 Total Return Index and its 200-business day historical simple moving average.

The S&P Midcap 400 Index measures the performance of mid-capitalization stocks in the United States.

Annualized Returns(1)
(For the Periods Ended October 31, 2023)

	One Year	Three Year	Five Year	Since Inception(2)
Pacer Trendpilot® US Mid Cap ETF - NAV	-4.13%	3.60%	0.48%	3.07%
Pacer Trendpilot® US Mid Cap ETF - Market	-4.17%	3.57%	0.44%	3.06%
Pacer Trendpilot® US Mid Cap Index(3)	-3.60%	4.25%	1.10%	3.70%
S&P MidCap 400 Index(3)	-1.06%	9.23%	7.03%	6.97%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2023, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 11, 2015.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Trendpilot® 100 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 11, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

Pacer NASDAQ-100 Trendpilot® Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the NASDAQ-100 Index, (ii) 50% to the NASDAQ-100 Index and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the NASDAQ-100 Index and its 200-business day historical simple moving average.

The NASDAQ-100 Index includes approximately 100 of the largest non-financial securities listed on The NASDAQ Stock Market based on market capitalization. The NASDAQ-100 Index comprises securities of companies across major industry groups, including computer, biotechnology, healthcare, telecommunications and transportation. The NASDAQ-100 Index was developed by NASDAQ OMX. There is no minimum market capitalization requirement for inclusion in the NASDAQ-100 Index. Inclusion is determined based on the top 100 largest issuers based on market capitalization meeting all other eligibility requirements.

Annualized Returns(1)
(For the Periods Ended October 31, 2023)

	One Year	Three Year	Five Year	Since Inception(2)
Pacer Trendpilot® 100 ETF - NAV	22.10%	8.43%	13.48%	11.55%
Pacer Trendpilot® 100 ETF - Market	22.31%	8.41%	13.43%	11.56%
Pacer NASDAQ-100 Trendpilot® Index(3)	22.95%	9.09%	14.11%	12.22%
NASDAQ-100 Index(3)	27.45%	10.12%	16.68%	16.06%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus August 31, 2023, is 0.65%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 11, 2015.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Trendpilot® European Index ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 14, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Trendpilot® European Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the FTSE Eurozone Index, (ii) 50% to the FTSE Eurozone Index and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the FTSE Eurozone Total Return Index and its 200-business day historical simple moving average.

The FTSE Eurozone Index is a rules-based, float-adjusted, market capitalization-weighted index comprised of large- and mid-capitalization stocks providing coverage of the developed markets in the euro zone, including primarily France, Germany, Spain, the Netherlands, and Italy. The FTSE Eurozone Index is a subset of the FTSE Global Equity Index Series, which covers 99% of the investable market capitalization globally.

Annualized Returns(1)
(For the Periods Ended October 31, 2023)

	One Year	Three Year	Five Year	Since Inception(2)
Pacer Trendpilot® European Index ETF - NAV	8.34%	6.59%	0.48%	0.61%
Pacer Trendpilot® European Index ETF - Market	8.57%	6.80%	0.50%	0.62%
Pacer Trendpilot® European Index(3)	9.61%	7.99%	1.82%	1.98%
FTSE Eurozone Index(3)	20.24%	8.08%	5.00%	5.69%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2023, is 0.65%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is December 14, 2015.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Trendpilot® International ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on May 2, 2019, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Trendpilot International Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the S&P Developed Ex-U.S. LargeCap Index, (ii) 50% to the S&P Developed Ex-U.S. LargeCap Index and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the S&P Developed Ex-U.S. LargeCap Index and its 200-business day historical simple moving average (the “200-day moving average”).

The S&P Developed Ex-US LargeCap Index is a rules-based, float-adjusted, market capitalization-weighted index comprised of large-capitalization stocks providing coverage of the developed markets excluding the United States.

Annualized Returns(1)
(For the Periods Ended October 31, 2023)

	One Year	Three Year	Since Inception(2)
Pacer Trendpilot International ETF - NAV	1.94%	5.50%	1.00%
Pacer Trendpilot International ETF - Market	2.25%	5.48%	1.05%
Pacer Trendpilot International Index	2.68%	6.14%	1.82%
S&P Developed Ex-US Large Cap Index(3)	13.30%	6.51%	4.07%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2023, is 0.66%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is May 2, 2019.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Trendpilot® US Bond ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on October 22, 2019, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Trendpilot US Bond Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure to one of the following positions: (i) 100% to the iBoxx® USD Liquid High Yield Index, (ii) 50% to the iBoxx USD Liquid High Yield Index and 50% to the iBoxx® USD Treasuries 7-10 Year Index or (iii) 100% to iBoxx USD Treasuries 7-10 Year Index

The iBoxx USD Liquid High Yield Index is designed to track the performance of liquid U.S. dollar-denominated high yield bonds, selected to provide a balanced representation of the U.S. dollar high yield corporate bond universe. The iBoxx USD Treasuries 7-10 Year Index is designed to measure the performance of U.S. Treasury bonds maturing in 7 to 10 years.

Annualized Returns(1)
(For the Periods Ended October 31, 2023)

	One Year	Three Year	Since Inception(2)
Pacer Trendpilot US Bond ETF - NAV	1.77%	-5.36%	-2.39%
Pacer Trendpilot US Bond ETF - Market	1.83%	-5.50%	-2.38%
Pacer Trendpilot US Bond Index(3)	2.43%	-3.36%	-0.59%
iBoxx USD Liquid High Yield Index(3)	5.10%	0.74%	0.91%
S&P U.S. High Yield Corporate Bond IndexTM(3)	5.73%	0.84%	1.46%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2023, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is October 22, 2019.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Trendpilot® Fund of Funds ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on May 3, 2019, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Trendpilot Fund of Funds Index uses an objective, rules-based approach to construct a portfolio that, as of each quarterly rebalance, is composed of the ETFs listed in the following table, each advised by Pacer Advisors, Inc. (collectively, the “Trendpilot ETFs”). Each of the Trendpilot ETFs is an index-based ETF that seeks to track the total return performance, before fees and expenses, of the underlying index listed in the following table (collectively, the “Trendpilot Indexes”). Each Trendpilot Index other than the Pacer Trendpilot US Bond Index (collectively, the “Trendpilot Equity Indexes”) uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the “Underlying Component” specified in the table below, (ii) 50% to the applicable Underlying Component and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the Underlying Component and its 200 business day historical simple moving average (the “200-day moving average”). The calculation of the 200-day moving average for each Underlying Component is based on the total return version of such Underlying Component and reflects the reinvestment of dividends paid by the securities in such Underlying Component. The Pacer Trendpilot US Bond Index (the “Trendpilot Bond Index”) uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure to one of the following positions: (i) 100% to the iBoxx® USD Liquid High Yield Index, (ii) 50% to the iBoxx USD Liquid High Yield Index and 50% to the iBoxx USD Treasuries 7-10 Year Index or (iii) 100% to iBoxx® USD Treasuries 7-10 Year Index, depending on the value of the iBoxx USD Liquid High Yield Index divided by the value of the iBoxx USD Treasuries 7-10 Year Index (the “Risk Ratio”).

Weight	Trendpilot ETF	Trendpilot Index	Equity Component
20%	Pacer Trendpilot® US Large Cap ETF	Pacer Trendpilot® US Large Cap Index	S&P 500® Index
20%	Pacer Trendpilot® US Mid Cap ETF	Pacer Trendpilot® US Mid Cap Index	S&P MidCap 400® Index
20%	Pacer Trendpilot® 100 ETF	Pacer NASDAQ-100 Trendpilot® Index	NASDAQ-100® Index
20%	Pacer Trendpilot® International ETF	Pacer Trendpilot® International Index	S&P Developed Ex-US Large Cap Index
20%	Pacer Trendpilot® US Bond ETF	Pacer Trendpilot® US Bond Index	iBoxx USD Liquid High Yield Index

The S&P 1200 Index captures approximately 70% of global market capitalization.

Pacer Trendpilot® Fund of Funds ETF

PERFORMANCE SUMMARY (Continued)
(Unaudited)

Annualized Returns(1)
(For the Periods Ended October 31, 2023)

	One Year	Three Year	Since Inception(2)
Pacer Trendpilot Fund of Funds ETF - NAV	5.10%	4.63%	2.83%
Pacer Trendpilot Fund of Funds ETF - Market	5.03%	4.71%	2.81%
Pacer Trendpilot Fund of Funds Index(3)	5.69%	5.67%	3.88%
S&P 1200 Index(3)	11.70%	8.59%	7.57%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2023, is 0.77%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is May 3, 2019.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer US Cash Cows 100 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 16, 2016, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer US Cash Cows 100 Index uses an objective, rules-based methodology to provide exposure to large and mid-capitalization U.S. companies with high free cash flow yields. Companies with high free cash flow yields are commonly referred to as “cash cows.” The initial index universe is derived from the component companies of the Russell 1000® Index. The initial universe of companies is screened based on their average projected free cash flows and earnings (if available) over each of the next two fiscal years. Companies with no forward year estimates available for free cash flows or earnings will remain in the Index universe. Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, financial companies, other than real estate investment trusts, are excluded from the Index universe. The remaining companies are ranked by their free cash flow yield for the trailing twelve month period. The equity securities of the 100 companies with the highest free cash flow yield are included in the Index.

The Russell 1000 Index is a market-capitalization weighted index representing the top 1,000 large-cap stocks in the Russell 3000 Index.

Annualized Returns(1)
(For the Periods Ended October 31, 2023)

	One Year	Three Year	Five Year	Since Inception(2)
Pacer US Cash Cows 100 ETF - NAV	5.05%	22.45%	13.60%	12.17%
Pacer US Cash Cows 100 ETF - Market	5.04%	22.44%	13.51%	12.13%
Pacer US Cash Cows 100 Index(3)	5.56%	23.04%	14.06%	12.63%
Russell 1000® Index(3)	9.48%	9.53%	10.71%	11.10%
Russell 1000® Value Index(3)	0.13%	10.21%	6.59%	6.40%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2023, is 0.49%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is December 16, 2016.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer US Small Cap Cash Cows 100 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 16, 2017, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer US Small Cap Cash Cows Index uses an objective, rules-based methodology to provide exposure to small-capitalization U.S. companies with high free cash flow yields. Companies with high free cash flow yields are commonly referred to as “cash cows.” The initial Index universe is derived from the component companies of the S&P Small Cap 600® Index. The initial universe of companies is screened based on their average projected free cash flows and earnings (if available) over each of the next two fiscal years. Companies for which information on their projected free cash flows or earnings is not available will remain in the Index universe. Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, financial companies, other than real estate investment trusts, are excluded from the Index universe. The remaining companies are ranked by their free cash flow yield for the trailing twelve month period. The equity securities of the 100 companies with the highest free cash flow yield are included in the Index.

The S&P SmallCap 600® Index seeks to measure the small-cap segment of the U.S. equity market.

Annualized Returns(1)
(For the Periods Ended October 31, 2023)

	One Year	Three Year	Five Year	Since Inception(2)
Pacer US Small Cap Cash Cows 100 ETF - NAV	7.30%	18.13%	10.31%	9.13%
Pacer US Small Cap Cash Cows 100 ETF - Market	7.14%	18.22%	10.17%	9.11%
Pacer US Small Cap Cash Cows Index(3)	7.28%	18.74%	10.72%	9.48%
S&P SmallCap 600® Index(3)	-7.65%	8.98%	4.28%	5.41%
S&P SmallCap 600® Value Index(3)	-9.67%	11.58%	4.05%	4.73%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2023, is 0.59%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 16, 2017.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Global Cash Cows Dividend ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on February 22, 2016, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Global Cash Cows Dividend Index uses an objective, rules-based methodology to provide exposure to global companies with high dividend yield backed by a high free cash flow yield. The initial index universe is derived from the component companies of the FTSE All-World Developed Large Cap Index. The initial universe of companies is screened based on their average projected free cash flows and earnings (if available) over each of the next two fiscal years. Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, financial companies, other than real estate investment trusts, are excluded from the Index universe. The remaining companies are ranked by their free cash flow yield for the trailing twelve month period. The 300 companies with the highest free cash flow yield are then ranked by their dividend yield. The equity securities of the 100 companies with the highest dividend yield are included in the Index.

The FTSE All-World Developed Large-Cap Index is a market-capitalization weighted index representing the performance of large-cap stocks in developed markets.

Annualized Returns(1)
(For the Periods Ended October 31, 2023)

	One Year	Three Year	Five Year	Since Inception(2)
Pacer Global Cash Cows Dividend ETF - NAV	15.54%	15.28%	6.37%	7.32%
Pacer Global Cash Cows Dividend ETF - Market	15.82%	15.51%	6.38%	7.35%
Pacer Global Cash Cows Dividend Index(3)	16.33%	16.35%	7.24%	8.24%
FTSE All-World Developed Large-Cap Index(3)	13.29%	9.02%	9.26%	10.65%
MSCI World Value Index(3)	3.06%	10.19%	4.84%	6.97%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2023, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is February 22, 2016.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Developed Markets International Cash Cows 100 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 16, 2017, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Developed Markets International Cash Cows 100 Index uses an objective, rules-based methodology to provide exposure to large and mid-capitalization non-U.S. companies in developed markets with high free cash flow yields. Companies with high free cash flow yields are commonly referred to as “cash cows”. The initial index universe is derived from the component companies of the FTSE Developed ex US Index. The initial universe of companies is screened based on their average projected free cash flows and earnings over each of the next two fiscal years (if available). Companies with no forward year estimates available for free cash flows or earnings will remain in the Index universe. Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, financial companies, other than real estate investment trusts, and companies with a market capitalization of less than $3 billion are excluded from the Index universe. The remaining companies are ranked by their average daily trading value (“ADTV”) for the prior three months. The 500 companies with the highest ADTV are then ranked by their free cash flow yield for the trailing twelve month period. The equity securities of the 100 companies with the highest free cash flow yield are included in the Index.

The FTSE Developed ex-US Index is comprised of Large (85%) and Mid (15%) cap stocks providing coverage of Developed markets (24 countries) excluding the US.

Annualized Returns(1)
(For the Periods Ended October 31, 2023)

	One Year	Three Year	Five Year	Since Inception(2)
Pacer Developed Markets International Cash Cows 100 ETF - NAV	19.70%	12.09%	6.01%	5.26%
Pacer Developed Markets International Cash Cows 100 ETF - Market	20.02%	12.53%	6.19%	5.37%
Pacer Developed Markets International Cash Cows 100 Index(3)	20.40%	13.15%	6.92%	6.15%
FTSE Developed ex-US Index(3)	12.55%	5.42%	4.17%	3.14%
MSCI EAFE Value Index(3)	18.10%	10.97%	3.30%	2.33%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2023, is 0.65%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 16, 2017.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Emerging Markets Cash Cows 100 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on May 2, 2019, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Emerging Markets Cash Cows 100 Index uses an objective, rules-based methodology to provide exposure to large and mid-capitalization companies in emerging markets with high free cash flow yields. Companies with high free cash flow yields are commonly referred to as “cash cows.” The initial index universe is derived from the component companies of the FTSE Emerging Markets Index. The Fund defines emerging markets countries as those countries included in the FTSE Emerging Markets Index. The initial universe of companies is screened based on their average projected free cash flows and earnings (if available) over each of the next two fiscal years. Companies with no forward year estimates available for free cash flows or earnings will remain in the Index universe. Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, financial companies, other than real estate investment trusts (“REITs”), companies with a market capitalization of less than $2 billion, and companies whose average daily trading value (“ADTV”) for the prior 90 days does not exceed $5 million are excluded from the Index universe. The remaining companies are ranked by their free cash flow yield for the trailing twelve-month period. The equity securities of the 100 companies with the highest free cash flow yield (the “Top 100 Companies”) are included in the Index.

The FTSE Emerging Markets Index is comprised of all the countries that make up the advanced emerging markets and secondary emerging markets within the FTSE Global Equity Index Series.

Annualized Returns(1)
(For the Periods Ended October 31, 2023)

	One Year	Three Year	Since Inception(2)
Pacer Emerging Markets Cash Cows 100 ETF - NAV	15.46%	2.73%	-1.09%
Pacer Emerging Markets Cash Cows 100 ETF - Market	14.33%	2.45%	-1.08%
Pacer Emerging Markets Cash Cows 100 Index(3)	18.48%	5.21%	1.05%
FTSE Emerging Markets Index(3)	10.90%	-2.41%	-0.19%
MSCI Emerging Markets Value Index(3)	13.44%	2.87%	-0.83%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2023, is 0.70%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is May 2, 2019.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer US Large Cap Cash Cows Growth Leaders ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 21, 2022, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer US Large Cap Cash Cows Growth Leaders Index is a rules-based methodology that seeks to provide exposure to large capitalization U.S. companies with above average free cash flow margins. Companies with above average free cash flow margins are commonly referred to as “cash cows.” The initial Index universe is typically derived from the component companies of the Russell 1000 Index®. The initial universe of companies is typically screened based on their average projected free cash flows and earnings (if available) over each of the next two fiscal years. Companies for which information on their projected free cash flows or earnings is not available will typically remain in the Index universe. A company’s projected free cash flows and earnings are typically determined by the Index Provider. Companies with negative average projected free cash flows or earnings are typically removed from the Index universe. Additionally, companies in the financial or real estate sectors are typically excluded from the Index universe. The remaining companies are typically ranked by their free cash flow margin (defined as a company’s free cash flow divided by sales) for the trailing twelve month period. The equity securities of the 100 companies with the highest free cash flow margin are typically included in the Index.

The Russell 1000 Index is a market-capitalization weighted index representing the top 1,000 large-cap stocks in the Russell 3000 Index.

Cumulative Returns(1)
(For the Periods Ended October 31, 2023)

Since Inception(2)
Pacer US Large Cap Cash Cows Growth Leaders - NAV	1.64%
Pacer US Large Cap Cash Cows Growth Leaders - Market	1.66%
Pacer US Large Cap Cash Cows Growth Leaders Index(3)	2.03%
Russell 1000 Index	9.22%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2023 is 0.49%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is December 21, 2022
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer US Small Cap Cash Cows Growth Leaders ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on May 1, 2023, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer US Small Cap Cash Cows Growth Leaders Index is a rules-based methodology that seeks to provide exposure to small-capitalization U.S. companies with above average free cash flow margins. Companies with above average free cash flow margins are commonly referred to as “cash cows.” The Fund considers a company to be a small-capitalization at the time of purchase if it was included in the S&P SmallCap 600®Index (the “S&P SmallCap 600”) at any time within the prior six months. The initial Index universe is derived from the component companies of the S&P SmallCap 600. The initial universe of companies is screened based on their average projected free cash flows and earnings (if available) over each of the next two fiscal years. Companies for which information on their projected free cash flows or earnings is not available will remain in the Index universe. A company’s projected free cash flows and earnings are determined by the Index Provider. Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, companies in the financial or real estate sectors are excluded from the Index universe. The remaining companies are ranked by their free cash flow margin (defined as a company’s free cash flow divided by sales)
for the trailing twelve month period. The equity securities of the 100 companies with the highest free cash flow margin are included in the Index.

The S&P SmallCap 600® Index seeks to measure the small-cap segment of the U.S. equity market.

Cumulative Returns(1)
(For the Periods Ended October 31, 2023)

Since Inception(2)
Pacer US Small Cap Cash Cows Growth Leaders - NAV	-3.30%
Pacer US Small Cap Cash Cows Growth Leaders - Market	-3.30%
Pacer US Small Cap Cash Cows Growth Leaders Total Return Index(3)	-2.97%
S&P SmallCap 600 Growth TR	-1.91%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated December 19, 2022 is 0.49%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is December 21, 2022
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer US Cash Cows Growth ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on May 2, 2019, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer US Cash Cows Growth Index uses an objective, rules-based methodology to provide exposure to mid- and large-capitalization U.S. companies with high free cash flow yields. Companies with high free cash flow yields are commonly referred to as “cash cows”. The initial Index universe is derived from the component companies of the S&P 900® Pure Growth Index. The initial universe of companies is screened based on their average projected free cash flows and earnings (if available) over each of the next two fiscal years. Companies for which information on their projected free cash flows or earnings is not available will remain in the Index universe. Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, financial companies, other than real estate investment trusts, are excluded from the Index universe. The remaining companies are ranked by their free cash flow yield for the trailing twelve month period. The equity securities of the 50 companies with the highest free cash flow yield are included in the Index.

The S&P 900 Pure Growth Index is composed of companies found in the S&P 400 and S&P 500 Indices, including mid- and large-cap stocks based on growth potential with respect to sales, earnings relative to price, and momentum.

Annualized Returns(1)
(For the Periods Ended October 31, 2023)

	One Year	Three Year	Since Inception(2)
Pacer US Cash Cows Growth ETF - NAV	0.71%	9.21%	8.71%
Pacer US Cash Cows Growth ETF - Market	0.58%	9.29%	8.67%
Pacer US Cash Cows Growth Index(3)	0.53%	9.33%	8.82%
S&P 900 Pure Growth Index(3)	-0.72%	3.61%	6.24%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2023, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is May 2, 2019.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Cash Cows Fund of Funds ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on May 3, 2019, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Cash Cows Fund of Funds Index uses an objective, rules-based approach to construct a portfolio that, as of each quarterly rebalance, is composed of the ETFs listed in the following table, each advised by the Pacer Advisors, Inc. (collectively, the “Cash Cows ETFs”). Each of the Cash Cows ETFs is an index-based ETF that seeks to track the total return performance, before fees and expenses, of the applicable underlying index listed in the following table (collectively, the “Cash Cows Indexes”). Each Cash Cows Index uses an objective, rules-based methodology to provide exposure to companies with high free cash flow yields (commonly referred to as “cash cows”) selected from the applicable “Equity Universe” as indicated in the following table.

Weight	Cash Cows ETF	Cash Cows Index	Equity Universe
20%	Pacer US Cash Cows 100 ETF	Pacer US Cash Cows 100 ETF	Russell 1000 Index
20%	Pacer Global Cash Cows Dividend ETF	Pacer Global Cash Cows Dividend Index	FTSE Developed Large Cap Index
20%	Pacer US Small Cap Cash Cows 100 ETF	Pacer US Small Cap Cash Cows 100 Index	S&P Small Cap 600® Index
20%	Pacer US Cash Cows Growth ETF	Pacer US Cash Cows Growth Index	S&P 900® Pure Growth Index
20%	Pacer Developed Markets International Cash Cows 100 ETF	Pacer Developed Markets International Cash Cows 100 Index	FTSE Developed ex US Index

The FTSE All World Developed Index is a market-capitalization weighted index representing the performance of large- and mid-cap stocks from the FTSE Global Equity Index Series.

Pacer Cash Cows Fund of Funds ETF

PERFORMANCE SUMMARY (Continued)
(Unaudited)

Annualized Returns(1)
(For the Periods Ended October 31, 2023)

	One Year	Three Year	Since Inception(2)
Pacer Cash Cows Fund of Funds ETF - NAV	9.54%	15.77%	8.86%
Pacer Cash Cows Fund of Funds ETF - Market	10.31%	15.99%	8.93%
Pacer Cash Cows Fund of Funds Index(3)	9.80%	16.09%	9.30%
FTSE All World Developed Index(3)	10.67%	7.91%	7.01%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2023, is 0.74%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is May 3, 2019.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer WealthShield ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 11, 2017, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer WealthShield Index uses an objective, rules-based methodology to implement a trend-following strategy that directs some or all of the Index’s exposure to (i) U.S. equity securities or (ii) U.S. Treasury securities depending on the strength of the high-yield corporate (“junk”) bond market relative to U.S. Treasury bonds and the momentum of certain U.S. equity sectors or industries and of long-term U.S. Treasury bonds.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Annualized Returns(1)
(For the Periods Ended October 31, 2023)

	One Year	Three Year	Five Year	Since Inception(2)
Pacer WealthShield ETF - NAV	-8.73%	2.45%	2.72%	1.83%
Pacer WealthShield ETF - Market	-8.77%	2.55%	2.75%	1.82%
Pacer WealthShield Index(3)	-8.22%	2.73%	2.89%	2.13%
S&P 500® Index (3)	10.14%	10.36%	11.01%	9.94%
S&P U.S. Treasury Bond 20+ Year Total Return Index (3)	-9.95%	-17.22%	-3.81%	-4.77%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2023, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is December 11, 2017.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Industrial Real Estate ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on May 14, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Solactive GPR Industrial Real Estate Index is generally composed of the equity securities of developed markets companies that derive at least 85% of their earnings or revenues from real estate operations in the industrial real estate sector (“Industrial Companies”), including companies that derive at least 85% of their earnings or revenues from self-storage real estate operations (“SelfStorage Companies”).

The FTSE Nareit All Equity REITs Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property.

Annualized Returns(1)
(For the Periods Ended October 31, 2023)

	One Year	Three Year	Five Year	Since Inception(2)
Pacer Industrial Real Estate ETF - NAV	-9.80%	1.54%	8.11%	7.60%
Pacer Industrial Real Estate ETF - Market	-9.58%	1.66%	8.09%	7.62%
Kelly Industrial Real Estate Index / Solactive GPR Industrial Real Estate Index (3)(4)	-9.34%	2.20%	8.92%	8.37%
Solactive GPR Industrial Real Estate Index	-9.34%	2.13%	9.07%	8.16%
FTSE NAREIT All Equity REITS Total Return Index(3)	-7.90%	2.76%	2.70%	3.22%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses after Fee Waiver as stated in the fee table to the Fund’s prospectus dated August 31, 2023 supplemented November 1, 2023 is 0.55%. The Fund’s investment adviser has agreed to waive 5 basis points (0.05%) of its management fee for the Fund until October 31, 2024. The fee waiver agreement may only be terminated prior to October 31, 2024 with the consent of the Adviser and the Fund’s Board of Trustees, and may be renewed by the Adviser in its sole discretion. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is May 14, 2018.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

(4)

Effective November 1, 2022, the Fund’s investment objective was to track the price and total return performance, before fees and expenses, of the Solactive GPR Industrial Real Estate Index. Prior to November 1, 2022, the Fund’s investment objective was to track the price and total return performance, before fees and expenses, of the Kelly Industrial Real Estate Index. Performance shown for periods beginning November 1, 2022 is that of the Solactive GPR Industrial Real Estate Index, and performance shown for periods prior to November 1, 2022 is that of the Kelly Industrial Real Estate Index.

Pacer Data & Infrastructure Real Estate ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on May 15, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Solactive GPR Data & Infrastructure Real Estate ETF is generally composed of equity securities of developed markets companies that derive at least 85% of their earnings or revenues from real estate operations in the data and infrastructure real estate sectors (“Eligible Companies”). At the time of each reconstitution of the Index, Eligible Companies with a market capitalization of more than $500 million and average daily traded volume of at least 10,000 shares are included in the Index (the “Index Constituents”). A significant portion of the Index is expected to be composed of real estate investment trusts (“REITs”). The real estate companies included in the Index may utilize leverage, and some may be highly leveraged. Additionally, such companies may include significant business operations outside of the United States.

The FTSE Nareit All Equity REITs Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property.

Annualized Returns(1)
(For the Periods Ended October 31, 2023)

	One Year	Three Year	Five Year	Since Inception(2)
Pacer Data & Infrastructure Real Estate ETF - NAV	-6.20%	-7.11%	3.16%	2.82%
Pacer Data & Infrastructure Real Estate ETF - Market	-5.51%	-7.04%	3.17%	2.86%
Kelly Data Center & Tech Infrastructure Real Estate Index / Solactive GPR Data & Infrastructure Real Estate Index (3)(4)	-5.98%	-6.75%	3.74%	3.43%
Solactive GPR Data & Infrastructure Real Estate Index	-5.98%	-4.75%	5.04%	5.52%
FTSE NAREIT All Equity REITS Total Return Index(3)	-7.90%	2.76%	2.69%	3.52%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2023 supplemented November 1, 2023 is 0.55%. The Fund’s investment adviser has agreed to waive 5 basis points (0.05%) of its management fee for the Fund until October 31, 2024. The fee waiver agreement may only be terminated prior to October 31, 2024 with the consent of the Adviser and the Fund’s Board of Trustees, and may be renewed by the Adviser in its sole discretion. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is May 15, 2018.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

(4)

Effective November 1, 2022, the Fund’s investment objective was to track the price and total return performance, before fees and expenses, of the Solactive GPR Data & Infrastructure Real Estate Index. Prior to November 1, 2022, the Fund’s investment objective was to track the price and total return performance, before fees and expenses, of the Kelly Data Center & Tech Infrastructure Real Estate Index. Performance shown for periods beginning November 1, 2022 is that of the Solactive GPR Data & Infrastructure Real Estate Index, and performance shown for periods prior to November 1, 2022 is that of the Kelly Data Center & Tech Infrastructure Real Estate Index.

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on July 23, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The CFRA-Stovall Equal Weight Seasonal Rotation Index (formerly known as Pacer CFRA-Stovall Equal Weight Seasonal Rotation Index) uses an objective, rules-based methodology to track the performance of a semi-annual rotation of certain sectors within the S&P 500 Equal Weight Index (“EWI”). The S&P 500 EWI is an equal-weighted version of the S&P 500®, which measures the performance of the large-cap segment of the U.S. equity market.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Annualized Returns(1)
(For the Periods Ended October 31, 2023)

	One Year	Three Year	Five Year	Since Inception(2)
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF - NAV	-8.62%	5.82%	5.44%	5.23%
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF - Market	-8.69%	5.89%	5.37%	5.18%
Pacer CFRA-Stovall Equal Weight Seasonal Rotation Index(3)	-8.01%	6.52%	6.37%	6.10%
S&P 500® Index(3)	10.14%	10.36%	11.01%	9.79%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2023, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is July 23, 2018.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer CSOP FTSE China A50 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on March 10, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The FTSE China A50 Net Total Return Index® is comprised of the A-Shares issued by the 50 largest companies in the China A-Shares market. The Index is a free float-adjusted market capitalization-weighted index compiled and published by FTSE International Limited, which is not affiliated with the Fund, Pacer Advisors, Inc, CSOP Asset Management Limited (“CSOP” or “CSOP Sub-Adviser”) or the Fund’s distributor. The Index is a real-time, tradable index comprising of the largest 50 China A-Share companies by full market capitalization of the FTSE China A All Cap Free Index.

Annualized Returns(1)
(For the Periods Ended October 31, 2023)

	One Year	Three Year	Five Year	Since Inception(2)
Pacer CSOP FTSE China A50 ETF - NAV	8.60%	-9.73%	2.34%	1.87%
Pacer CSOP FTSE China A50 ETF - Market	9.53%	-9.76%	1.99%	1.86%
FTSE China A50 Net Total Return Index®(3)	9.28%	-9.29%	2.99%	2.30%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2023, is 0.70%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)

Inception date is March 10, 2015. The Fund is the successor to the investment performance of the CSOP FTSE China A50 ETF (the “Predecessor CSOP”) as a result of the reorganization of the Predecessor CSOP Fund into the Fund on January 23, 2020. Accordingly, the performance information shown in the chart and table above for periods prior to January 23, 2020 is that of the Predecessor CSOP Fund’s Shares for the Fund. The Predecessor CSOP Fund was managed by the same portfolio managers as the Fund and had substantially the same investment objectives, policies, and strategies as the Fund.

(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer BioThreat Strategy ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 24, 2020, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The LifeSci BioThreat Strategy Index is generally composed of U.S.-listed stocks of companies whose products or services help protect against, endure, or recover from biological threats to human health. Companies helping to protect against such threats include those that conduct research to identify or anticipate such threats and those developing or producing the tools necessary to detect them. Companies helping to endure biological threats include those offering goods or services to help individuals, organizations, businesses, and governments adapt to requirements for social distancing or remote 2 connectivity. The Index Provider only includes those companies with a minimum market capitalization of $1 billion and a minimum average daily value traded for the last six moths of at least $2 million.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Annualized Returns(1)
(For the Periods Ended October 31, 2023)

	One Year	Three Year	Since Inception(2)
Pacer BioThreat Strategy ETF - NAV	5.03%	3.05%	5.49%
Pacer BioThreat Strategy ETF - Market	5.04%	3.12%	5.46%
LifeSci BioThreat Strategy Index(3)	5.79%	3.78%	6.23%
S&P 500® Index(3)	10.14%	10.36%	11.69%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2023, is 0.70%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 24, 2020.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Lunt Large Cap Alternator ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 24, 2020, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Lunt Capital U.S. Large Cap Equity Rotation Index uses an objective, rules-based methodology to provide exposure to large-capitalization U.S. companies. The Index uses Lunt Capital’s proprietary relative strength methodology to rotate between the holdings of one of two sub-indices, the S&P 500 Low Volatility Index and the S&P 500 High Beta Index (each, a “Sub-Index,” and together, the “Sub-Indices”), that seek to identify the 100 components of the S&P 500 Index that most strongly exhibit a particular trait (e.g., low volatility or high beta). Each Sub-Index is composed of the 100 securities comprising the S&P 500 Index that most strongly exhibit the characteristic screened for by the Sub-Index.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Annualized Returns(1)
(For the Periods Ended October 31, 2023)

	One Year	Three Year	Since Inception(2)
Pacer Lunt Large Cap Alternator ETF - NAV	-18.11%	10.43%	10.36%
Pacer Lunt Large Cap Alternator ETF - Market	-18.15%	10.46%	10.33%
Lunt Capital U.S. Large Cap Equity Rotation Index(3)	-17.55%	11.35%	11.26%
S&P 500® Index(3)	10.14%	10.36%	11.69%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2023, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 24, 2020.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Lunt Midcap Multi-Factor Alternator ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 24, 2020, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Lunt Capital U.S. MidCap Multi-Factor Rotation Index uses an objective, rules-based methodology to provide exposure to mid-capitalization U.S. companies. The Index uses Lunt Capital’s proprietary relative strength methodology to rotate between the holdings of the highest and lowest quintile components of four factor-based indices of the S&P MidCap 400 Index (each, a “Sub-Index,” and together, the “Sub-Indices”), that seek to identify the components of the S&P MidCap 400 Index that most strongly exhibit a particular factor. The four factor groups are Momentum, Quality, Value, and Volatility.

The S&P MidCap 400 Index is comprised of 400 companies that broadly represent companies with midrange market capitalization between $3.6 billion and $13.1 billion.

Annualized Returns(1)
(For the Periods Ended October 31, 2023)

	One Year	Three Year	Since Inception(2)
Pacer Lunt Midcap Multi-Factor Alternator ETF - NAV	6.26%	7.21%	10.70%
Pacer Lunt Midcap Multi-Factor Alternator ETF - Market	6.30%	7.34%	10.71%
Lunt Capital U.S. MidCap Multi-Factor Rotation Index(3)	7.18%	8.30%	11.68%
S&P MidCap 400® Index(3)	-1.06%	9.23%	11.43%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2023, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 24, 2020.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Lunt Large Cap Multi-Factor Alternator ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 24, 2020, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Lunt Capital U.S. Large Cap Multi-Factor Rotation Index uses an objective, rules-based methodology to provide exposure to large-capitalization U.S. companies. The Index uses Lunt Capital’s proprietary relative strength methodology to rotate between the holdings of the highest and lowest quintile components of four factor-based indices of the S&P 500 Index (each, a “Sub-Index,” and together, the “Sub-Indices”), that seek to identify the components of the S&P 500 Index that most strongly exhibit a particular factor. The four factor groups are Momentum, Quality, Value, and Volatility.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Annualized Returns(1)
(For the Periods Ended October 31, 2023)

	One Year	Three Year	Since Inception(2)
Pacer Lunt Large Cap Multi-Factor Alternator ETF - NAV	2.07%	11.25%	13.22%
Pacer Lunt Large Cap Multi-Factor Alternator ETF - Market	2.10%	11.44%	13.23%
Lunt Capital U.S. Large Cap Multi-Factor Rotation Index(3)	2.84%	12.12%	14.12%
S&P 500® Index(3)	10.14%	10.36%	11.69%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2023, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 24, 2020.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer US Export Leaders ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on July 23, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer US Export Leaders Index uses an objective, rules-based methodology to measure the performance of an equal weight portfolio of approximately 100 large- and mid-capitalization U.S. companies with a high percentage of foreign sales and high free cash flow growth. Free cash flow is a company’s cash flow from operations minus its capital expenditures. Construction of the Index begins with an initial universe of the 200 companies across the S&P 900® Index (which is comprised of the S&P 500® Index (“S&P 500”) and S&P MidCap 400® Index (“S&P MidCap 400”)) that have the highest annual foreign sales as a percentage of total sales. The 200 companies are then narrowed to the 100 companies with the highest change in free cash flow growth over the past five years, and those 100 companies are equally weighted to create the Index. The Index is reconstituted and rebalanced to equal-weight quarterly.

The S&P 900® combines the S&P 500® and the S&P MidCap 400® to form an investable benchmark for the mid- to large-cap segment of the U.S. equity market.

Annualized Returns(1)
(For the Periods Ended October 31, 2023)

	One Year	Three Year	Five Year	Since Inception(2)
Pacer US Export Leaders ETF - NAV	10.06%	9.39%	11.67%	9.21%
Pacer US Export Leaders ETF - Market	9.96%	9.63%	11.64%	9.22%
Pacer US Export Leaders Index(3)	10.71%	10.04%	12.33%	9.89%
S&P 900 IndexTM(3)	9.46%	10.30%	10.77%	9.48%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2023, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is July 23, 2018.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Pacific Asset Floating Rate High Income ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on February 18, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The S&P/LSTA U.S. Leveraged Loan 100 Index is an index designed to reflect the performance of the largest facilities in the leveraged loan market.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Annualized Returns(1)
(For the Periods Ended October 31, 2023)

	One Year	Three Year	Five Year	Since Inception(2)
Pacer Pacific Asset Floating Rate High Income ETF - NAV	13.82%	4.51%	3.76%	3.40%
Pacer Pacific Asset Floating Rate High Income ETF - Market	13.85%	4.48%	3.73%	3.42%
S&P 500® Index(3)	10.14%	10.36%	11.01%	10.31%
S&P/LSTA U.S. Leveraged Loan 100 Index(3)	11.91%	5.37%	4.21%	3.95%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2023, is 0.61%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)

Inception date is February 18, 2015. The Fund is the successor to the investment performance of the Pacific Global Senior Loan ETF (the “Predecessor Fund”) as a result of the reorganization of the Predecessor Fund into the Fund on October 22, 2021. Accordingly, the performance information shown in the chart and table above for periods prior to October 22, 2021 is that of the Predecessor Fund’s Shares for the Fund. The Predecessor Fund was managed by the same portfolio managers as the Fund and had substantially the same investment objectives, policies, and strategies as the Fund.

(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Data and Digital Revolution ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 8, 2022, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Data Transmission and Communication Revolution TR Index will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the applicable Index in the same approximate proportion as in such Index, but may, when the Adviser believes it is in the best interests of such Fund, use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the applicable Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the applicable Index as a whole (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations that apply to a Fund but not to its Index).

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Cumulative Returns(1)
(For the Periods Ended October 31, 2023)

	One Year	Since Inception(2)
Pacer Data and Digital Revolution ETF - NAV	36.70%	13.07%
Pacer Data and Digital Revolution ETF - Market	36.46%	13.26%
Pacer Data Transmission and Communication Revolution Index(3)	37.58%	13.81%
S&P 500® Index(3)	10.14%	3.04%
S&P 1200® Index(3)	11.72%	1.49%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2023 is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 8, 2022.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Industrials and Logistics ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 8, 2022, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Global Supply Chain Infrastructure Total Return Index will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the applicable Index in the same approximate proportion as in such Index, but may, when the Adviser believes it is in the best interests of such Fund, use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the applicable Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the applicable Index as a whole (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations that apply to a Fund but not to its Index).

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies.

Cumulative Returns(1)
(For the Periods Ended October 31, 2023)

	One Year	Since Inception(2)
Pacer Industrials and Logistics ETF - NAV	10.31%	-2.04%
Pacer Industrials and Logistics ETF - Market	10.31%	-1.59%
Pacer Global Supply Chain Infrastructure Index(3)	11.36%	-1.44%
S&P 500® Index(3)	10.14%	3.04%
S&P 1200® Index(3)	11.72%	1.49%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2023 is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is June 8, 2022.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Funds

EXPENSE EXAMPLE
For the Period Ended October 31, 2023 (Unaudited)

As a shareholder of a Fund, you pay ongoing expenses, such as advisory fees, and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs. You may pay brokerage commissions on your purchase and sale of Fund shares, which are not reflected in the following examples. Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from a Fund’s actual return and the “Actual Expenses Paid During Period” show the dollar amount that would have been paid by an investor who started with $1,000 in a Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the column under the heading untitled “Actual Expenses Paid During Period”.

Hypothetical Example for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Fund’s Annual Expense Ratio	Beginning Account Value 05/01/23	Ending Account Value 10/31/23	Expenses Paid During Period(a)
Pacer Trendpilot® US Large Cap ETF
Actual	0.60%	$1,000.00	$ 1,011.20	$ 3.03
Hypothetical(b)	0.60%	$1,000.00	$ 1,022.12	$ 3.05
Pacer Trendpilot® US Mid Cap ETF
Actual	0.60%	$1,000.00	$ 949.00	$ 2.94
Hypothetical(b)	0.60%	$1,000.00	$ 1,022.12	$ 3.05
Pacer TrendpilotTM 100 ETF
Actual	0.65%	$1,000.00	$ 1,105.00	$ 3.44
Hypothetical(b)	0.65%	$1,000.00	$ 1,021.87	$ 3.30
Pacer Trendpilot® European Index ETF
Actual	0.65%	$1,000.00	$ 910.60	$ 3.12
Hypothetical(b)	0.65%	$1,000.00	$ 1,021.87	$ 3.30
Pacer Trendpilot International ETF
Actual	0.65%	$1,000.00	$ 925.20	$ 3.15
Hypothetical(b)	0.65%	$1,000.00	$ 1,021.87	$ 3.30
Pacer Trendpilot US Bond ETF
Actual	0.60%	$1,000.00	$ 980.10	$ 2.99
Hypothetical(b)	0.60%	$1,000.00	$ 1,022.12	$ 3.05
Pacer Trendpilot Fund of Funds ETF
Actual	0.15%	$1,000.00	$ 993.00	$ 0.75
Hypothetical(b)	0.15%	$1,000.00	$ 1,024.38	$ 0.76
Pacer U.S. Cash Cows 100 ETF
Actual	0.49%	$1,000.00	$ 1,031.70	$ 2.50
Hypothetical(b)	0.49%	$1,000.00	$ 1,022.67	$ 2.49

Pacer Funds

EXPENSE EXAMPLE
For the Period Ended October 31, 2023 (Unaudited) (Continued)

	Fund’s Annual Expense Ratio	Beginning Account Value 05/01/23	Ending Account Value 10/31/23	Expenses Paid During Period(a)
Pacer U.S. Small Cap Cash Cows 100 ETF
Actual	0.59%	$1,000.00	$ 1,076.60	$ 3.08
Hypothetical(b)	0.59%	$1,000.00	$ 1,022.17	$ 3.00
Pacer Global Cash Cows Dividend ETF
Actual	0.60%	$1,000.00	$ 960.30	$ 2.96
Hypothetical(b)	0.60%	$1,000.00	$ 1,022.12	$ 3.05
Pacer Developed Markets International Cash Cows 100 ETF
Actual	0.65%	$1,000.00	$ 985.10	$ 3.24
Hypothetical(b)	0.65%	$1,000.00	$ 1,021.87	$ 3.30
Pacer Emerging Markets Cash Cows 100 ETF
Actual	0.70%	$1,000.00	$ 969.00	$ 3.46
Hypothetical(b)	0.70%	$1,000.00	$ 1,021.62	$ 3.56
Pacer US Large Cap Cash Cows Growth Leaders ETF
Actual	0.49%	$1,000.00	$ 1,029.70	$ 2.50
Hypothetical(b)	0.49%	$1,000.00	$ 1,022.67	$ 2.49
Pacer US Cash Cows Growth ETF
Actual	0.60%	$1,000.00	$ 998.20	$ 3.01
Hypothetical(b)	0.60%	$1,000.00	$ 1,022.12	$ 3.05
Pacer Cash Cows Fund of Funds ETF
Actual	0.15%	$1,000.00	$ 1,009.30	$ 0.76
Hypothetical(b)	0.15%	$1,000.00	$ 1,024.38	$ 0.76
Pacer WealthShield ETF
Actual	0.60%	$1,000.00	$ 960.80	$ 2.96
Hypothetical(b)	0.60%	$1,000.00	$ 1,022.12	$ 3.05
Pacer Industrial Real Estate ETF
Actual	0.55%	$1,000.00	$ 820.00	$ 2.52
Hypothetical(b)	0.55%	$1,000.00	$ 1,022.37	$ 2.80
Pacer Data & Infrastructure Real Estate ETF
Actual	0.55%	$1,000.00	$ 883.90	$ 2.60
Hypothetical(b)	0.55%	$1,000.00	$ 1,022.37	$ 2.80
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
Actual	0.60%	$1,000.00	$ 844.30	$ 2.78
Hypothetical(b)	0.60%	$1,000.00	$ 1,022.12	$ 3.05
Pacer CSOP FTSE China A50 ETF
Actual	0.70%	$1,000.00	$ 879.60	$ 3.31
Hypothetical(b)	0.70%	$1,000.00	$ 1,021.62	$ 3.56
Pacer BioThreat Strategy ETF
Actual	0.70%	$1,000.00	$ 975.20	$ 3.48
Hypothetical(b)	0.70%	$1,000.00	$ 1,021.62	$ 3.56
Pacer Lunt Large Cap Alternator ETF
Actual	0.60%	$1,000.00	$ 869.50	$ 2.82
Hypothetical(b)	0.60%	$1,000.00	$ 1,022.12	$ 3.05
Pacer Lunt Midcap Multi-Factor Alternator ETF
Actual	0.60%	$1,000.00	$ 987.90	$ 3.00
Hypothetical(b)	0.60%	$1,000.00	$ 1,022.12	$ 3.05
Pacer Lunt Large Cap Multi-Factor Alternator ETF
Actual	0.60%	$1,000.00	$ 1,024.70	$ 3.05
Hypothetical(b)	0.60%	$1,000.00	$ 1,022.12	$ 3.05

Pacer Funds

EXPENSE EXAMPLE
For the Period Ended October 31, 2023 (Unaudited) (Continued)

	Fund’s Annual Expense Ratio	Beginning Account Value 05/01/23	Ending Account Value 10/31/23	Expenses Paid During Period(a)
Pacer US Export Leaders ETF
Actual	0.60%	$1,000.00	$ 971.40	$ 2.97
Hypothetical(b)	0.60%	$1,000.00	$ 1,022.12	$ 3.05
Pacer Pacific Asset Floating Rate High Income ETF
Actual	0.60%	$1,000.00	$ 1,053.10	$ 3.10
Hypothetical(b)	0.60%	$1,000.00	$ 1,022.12	$ 3.05
Pacer Industrials and Logistics ETF
Actual	0.60%	$1,000.00	$ 944.30	$ 2.93
Hypothetical(b)	0.60%	$1,000.00	$ 1,022.12	$ 3.05
Pacer Data and Digital Revolution ETF
Actual	0.60%	$1,000.00	$ 1,177.40	$ 3.28
Hypothetical(b)	0.60%	$1,000.00	$ 1,022.12	$ 3.05

(a)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days (184) in the most recent six-month period and divided by the number of days in the most recent twelve-month period (365).

(b)	Assumes 5% return before expenses.
	Fund’s Annual Expense Ratio	Beginning Account Value 05/01/23(b)	Ending Account Value 10/31/23	Expenses Paid During Period
Pacer US Small Cap Cash Cows Growth Leaders ETF
Actual	0.59%	$1,000.00	$ 967.00	$ 2.90(c)
Hypothetical(a)	0.59%	$1,000.00	$ 1,022.17	$ 3.00(d)

(a)	Assumes 5% return before expenses.
(b)	Inception Date of the Fund.
(c)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days (183) in the most recent period and divided by the number of days in the most recent twelve-month period (365).

(d)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days (184) in the most recent six-month period and divided by the number of days in the most recent twelve-month period (365).

Pacer Trendpilot® US Large Cap ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.7%

Communication Services — 8.7%
Alphabet, Inc. - Class A(a)	365,673	$45,372,705
Alphabet, Inc. - Class C(a)	311,018	38,970,555
AT&T, Inc.	441,655	6,801,487
Charter Communications, Inc. - Class A(a)(b)	6,254	2,519,111
Comcast Corp. - Class A	252,691	10,433,611
Electronic Arts, Inc.	16,026	1,983,859
Fox Corp. - Class A	18,450	560,696
Fox Corp. - Class B	8,471	236,426
Interpublic Group of Cos., Inc.	23,689	672,768
Live Nation Entertainment, Inc.(a)	8,772	701,935
Match Group, Inc.(a)	17,035	589,411
Meta Platforms, Inc. - Class A(a)	136,965	41,263,445
Netflix, Inc.(a)	27,325	11,249,429
News Corp. - Class A	23,389	483,685
News Corp. - Class B(b)	7,154	153,382
Omnicom Group, Inc.	12,499	936,300
Paramount Global - Class B(b)	30,851	335,659
Take-Two Interactive Software, Inc.(a)	9,681	1,294,834
T-Mobile US, Inc.(a)	31,743	4,566,548
Verizon Communications, Inc.	262,297	9,214,494
Walt Disney Co.(a)	113,231	9,238,517
Warner Bros Discovery, Inc.(a)(b)	134,999	1,341,890
		188,920,747

Consumer Discretionary — 10.5%
Airbnb, Inc. - Class A(a)(b)	25,922	3,066,313
Amazon.com, Inc.(a)	559,548	74,470,244
Aptiv PLC(a)	16,536	1,441,939
AutoZone, Inc.(a)	1,162	2,878,425
Bath & Body Works, Inc.	13,917	412,639
Best Buy Co., Inc.	12,199	815,137
Booking Holdings, Inc.(a)	2,218	6,187,244
BorgWarner, Inc.	14,317	528,297
Caesars Entertainment, Inc.(a)	13,108	522,878
CarMax, Inc.(a)(b)	9,681	591,412
Carnival Corp.(a)	61,196	701,306
Chipotle Mexican Grill, Inc.(a)	1,727	3,354,179
Darden Restaurants, Inc.(b)	7,463	1,086,090
Domino’s Pizza, Inc.	2,118	717,981
DR Horton, Inc.	19,153	1,999,573
eBay, Inc.	33,170	1,301,259
Etsy, Inc.(a)(b)	7,663	477,405
Expedia Group, Inc.(a)	9,172	874,000
Ford Motor Co.	241,145	2,351,164
Garmin Ltd.	9,373	961,014
General Motors Co.	86,791	2,447,506

	Shares	Value
Consumer Discretionary — 10.5% (Continued)
Genuine Parts Co.	8,572	$1,104,588
Hasbro, Inc.(b)	7,963	359,529
Hilton Worldwide Holdings, Inc.	16,535	2,505,549
Home Depot, Inc.	61,681	17,559,965
Las Vegas Sands Corp.	20,062	952,143
Lennar Corp. - Class A	15,526	1,656,314
LKQ Corp.	15,527	681,946
Lowe’s Cos., Inc.	35,933	6,847,752
Lululemon Athletica, Inc.(a)	7,130	2,805,512
Marriott International, Inc.	15,399	2,903,635
McDonald’s Corp.	45,013	11,801,058
MGM Resorts International	19,460	679,543
Mohawk Industries, Inc.(a)	3,227	259,386
Nike, Inc. - Class B	75,176	7,725,838
Norwegian Cruise Line Holdings Ltd.(a)	25,708	349,629
NVR, Inc.(a)	200	1,082,524
O’Reilly Automotive, Inc.(a)	3,827	3,560,794
Pool Corp.(b)	2,418	763,532
PulteGroup, Inc.	13,916	1,024,078
Ralph Lauren Corp.	2,518	283,351
Ross Stores, Inc.	21,171	2,455,201
Royal Caribbean Cruises Ltd.(a)	14,514	1,229,771
Starbucks Corp.	70,808	6,531,330
Tapestry, Inc.	14,717	405,601
Tesla Motors, Inc.(a)	169,919	34,126,533
TJX Cos., Inc.	70,876	6,242,049
Tractor Supply Co.(b)	6,754	1,300,550
Ulta Beauty, Inc.(a)	3,127	1,192,356
VF Corp.(b)	20,162	296,986
Whirlpool Corp.(b)	3,327	347,871
Wynn Resorts Ltd.	6,253	548,888
Yum! Brands, Inc.	17,244	2,084,110
		228,853,917

Consumer Staples — 6.6%
Altria Group, Inc.	109,491	4,398,253
Archer-Daniels-Midland Co.	33,570	2,402,605
Brown-Forman Corp. - Class B	11,190	628,430
Bunge Ltd.	9,204	975,440
Campbell Soup Co.	12,299	497,003
Church & Dwight Co., Inc.	14,918	1,356,643
Clorox Co.	7,563	890,165
Coca-Cola Co.	240,472	13,584,263
Colgate-Palmolive Co.	51,014	3,832,172
Conagra Brands, Inc.	29,235	799,870
Constellation Brands, Inc. - Class A	9,881	2,313,636
Costco Wholesale Corp.	27,466	15,173,317
Dollar General Corp.	13,808	1,643,704
Dollar Tree, Inc.(a)	12,908	1,433,950

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Large Cap ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 97.7% (Continued)

Consumer Staples — 6.6% (Continued)
Estee Lauder Cos., Inc. - Class A	14,117	$1,819,258
General Mills, Inc.	36,297	2,368,016
Hershey Co.	8,972	1,680,904
Hormel Foods Corp.	17,644	574,312
J M Smucker Co.	6,554	746,107
Kellanova	15,627	788,695
Kenvue, Inc.	106,336	1,977,850
Keurig Dr Pepper, Inc.	61,747	1,872,787
Kimberly-Clark Corp.	20,571	2,461,114
Kroger Co.	39,825	1,806,860
Lamb Weston Holdings, Inc.	8,772	787,726
McCormick & Co., Inc.	15,326	979,331
Molson Coors Beverage Co. - Class B(b)	11,490	663,777
Mondelez International, Inc.	83,376	5,520,325
Monster Beverage Corp.(a)	46,577	2,380,085
PepsiCo, Inc.	85,142	13,901,986
Philip Morris International, Inc.	95,312	8,498,018
Procter & Gamble Co.	145,185	21,782,106
Sysco Corp.	30,952	2,057,998
Target Corp.	28,126	3,116,080
The Kraft Heinz Co.	48,596	1,528,830
Tyson Foods, Inc. - Class A	17,644	817,799
Walgreens Boots Alliance, Inc.(b)	43,872	924,822
Walmart, Inc.	87,638	14,320,926
		143,305,163

Energy — 4.5%
APA Corp.	19,661	780,935
Baker Hughes Co.	61,196	2,106,366
Chevron Corp.	109,904	16,016,310
ConocoPhillips	74,429	8,842,165
Coterra Energy, Inc.	48,177	1,324,868
Devon Energy Corp.	39,924	1,859,261
Diamondback Energy, Inc.	11,290	1,810,013
EOG Resources, Inc.	35,888	4,530,860
EQT Corp.	22,380	948,464
Exxon Mobil Corp.	246,687	26,111,818
Halliburton Co.	55,450	2,181,403
Hess Corp.	16,935	2,445,414
Kinder Morgan, Inc.	120,780	1,956,636
Marathon Oil Corp.	38,814	1,060,010
Marathon Petroleum Corp.	24,570	3,716,213
Occidental Petroleum Corp.	40,752	2,518,881
ONEOK, Inc.	35,816	2,335,203
Phillips 66	27,298	3,113,883
Pioneer Natural Resources Co.	14,517	3,469,563
Schlumberger Ltd.	88,043	4,900,473

	Shares	Value
Energy — 4.5% (Continued)
Targa Resources Corp.	13,808	$1,154,487
Valero Energy Corp.	22,243	2,824,861
Williams Cos., Inc.	74,404	2,559,498
		98,567,585

Financials — 12.8%
Aflac, Inc.	34,578	2,700,888
Allstate Corp.	16,235	2,080,191
American Express Co.	36,496	5,329,511
American International Group, Inc.	45,368	2,781,512
Ameriprise Financial, Inc.	6,454	2,030,235
Aon PLC	12,599	3,898,131
Arch Capital Group Ltd.(a)	22,581	1,957,321
Arthur J Gallagher & Co.	13,208	3,110,352
Assurant, Inc.	3,227	480,500
Bank of America Corp.	426,359	11,230,296
Bank of New York Mellon Corp.	47,836	2,033,030
Berkshire Hathaway, Inc. - Class B(a)	112,233	38,308,491
BlackRock, Inc.	8,672	5,309,692
Blackstone, Inc.(b)	43,295	3,998,293
Brown & Brown, Inc.	14,317	993,886
Capital One Financial Corp.	23,289	2,358,943
Cboe Global Markets, Inc.	6,454	1,057,746
Charles Schwab Corp.	93,155	4,847,786
Chubb Ltd.	25,307	5,431,388
Cincinnati Financial Corp.	9,581	954,938
Citigroup, Inc.	120,203	4,746,816
Citizens Financial Group, Inc.	30,042	703,884
CME Group, Inc.	21,980	4,691,851
Comerica, Inc.	7,963	313,742
Discover Financial Services	16,634	1,365,319
Everest Group Ltd.	2,618	1,035,733
FactSet Research Systems, Inc.	2,318	1,001,121
Fidelity National Information Services, Inc.	36,197	1,777,635
Fifth Third Bancorp	41,942	994,445
Fiserv, Inc.(a)	37,479	4,263,236
FleetCor Technologies, Inc.(a)	4,536	1,021,371
Franklin Resources, Inc.(b)	17,344	395,270
Global Payments, Inc.	16,534	1,756,241
Globe Life, Inc.	5,545	645,216
Goldman Sachs Group, Inc.	20,254	6,149,317
Hartford Financial Services Group, Inc.	19,461	1,429,410
Huntington Bancshares, Inc./OH	88,103	850,194
Intercontinental Exchange, Inc.	35,115	3,772,756
Invesco Ltd.	27,725	359,593
Jack Henry & Associates, Inc.	4,436	625,432
JPMorgan Chase & Co.	179,134	24,910,374
KeyCorp.	56,951	582,039

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Large Cap ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 97.7% (Continued)

Financials — 12.8% (Continued)
Loews Corp.	11,998	$767,992
M&T Bank Corp.	10,598	1,194,925
MarketAxess Holdings, Inc.	2,318	495,473
Marsh & McLennan Cos., Inc.	30,243	5,735,585
MasterCard, Inc. - Class A	51,082	19,224,711
MetLife, Inc.	40,223	2,413,782
Moody’s Corp.	9,581	2,950,948
Morgan Stanley	78,303	5,545,418
MSCI, Inc.	4,836	2,280,416
Nasdaq, Inc.	20,671	1,025,282
Northern Trust Corp.(b)	12,699	836,991
PayPal Holdings, Inc.(a)	67,395	3,491,061
PNC Financial Services Group, Inc.	24,598	2,815,733
Principal Financial Group, Inc.	13,916	941,835
Progressive Corp.	35,689	5,642,074
Prudential Financial, Inc.	22,480	2,055,571
Raymond James Financial, Inc.(b)	11,798	1,126,001
Regions Financial Corp.	57,051	828,951
S&P Global, Inc.	19,962	6,972,926
State Street Corp.	20,488	1,324,139
Synchrony Financial	27,523	772,020
T Rowe Price Group, Inc.	13,608	1,231,524
Travelers Cos., Inc.	14,317	2,397,238
Truist Financial Corp.	81,058	2,298,805
US Bancorp	95,611	3,048,079
Visa, Inc. - Class A(b)	99,074	23,292,297
W R Berkley Corp.	12,499	842,683
Wells Fargo & Co.	224,612	8,932,819
Willis Towers Watson PLC	6,654	1,569,612
Zions Bancorp(b)	9,172	282,956
		276,621,972

Health Care — 13.1%
Abbott Laboratories	106,575	10,076,666
AbbVie, Inc.	109,368	15,440,574
Agilent Technologies, Inc.	18,808	1,944,183
Align Technology, Inc.(a)	4,436	818,841
Amgen, Inc.	33,002	8,438,611
Baxter International, Inc.	30,752	997,287
Becton Dickinson & Co.	17,844	4,510,606
Biogen, Inc.(a)	8,772	2,083,701
Bio-Rad Laboratories, Inc. - Class A(a)	1,309	360,342
Bio-Techne Corp.	9,581	523,410
Boston Scientific Corp.(a)	88,853	4,548,385
Bristol-Myers Squibb Co.	129,843	6,690,810
Cardinal Health, Inc.	16,026	1,458,366
Catalent, Inc.(a)(b)	10,990	377,946

	Shares	Value
Health Care — 13.1% (Continued)
Cencora, Inc.	9,881	$1,829,467
Centene Corp.(a)	34,578	2,385,190
Charles River Laboratories International, Inc.(a)	3,127	526,462
Cigna Corp.	18,117	5,601,776
Cooper Cos., Inc.	3,027	943,667
CVS Health Corp.	78,701	5,431,156
Danaher Corp.	40,869	7,847,665
DaVita, Inc.(a)(b)	3,327	256,944
Dentsply Sirona, Inc.	13,108	398,614
DexCom, Inc.(a)	23,590	2,095,500
Edwards Lifesciences Corp.(a)	37,706	2,402,626
Elevance Health, Inc.	14,617	6,578,966
Eli Lilly & Co.	49,163	27,232,861
GE HealthCare Technologies, Inc.	24,008	1,598,213
Gilead Sciences, Inc.	76,621	6,017,813
HCA Healthcare, Inc.	12,372	2,797,804
Henry Schein, Inc.(a)	8,263	536,930
Hologic, Inc.(a)	15,226	1,007,504
Humana, Inc.	7,763	4,065,405
IDEXX Laboratories, Inc.(a)	5,045	2,015,326
Illumina, Inc.(a)	9,581	1,048,353
Incyte Corp.(a)	11,290	608,870
Insulet Corp.(a)	4,252	563,688
Intuitive Surgical, Inc.(a)	21,572	5,656,610
IQVIA Holdings, Inc.(a)	11,390	2,059,654
Johnson & Johnson	148,650	22,050,741
Laboratory Corp. of America Holdings	5,445	1,087,530
McKesson Corp.	8,371	3,811,819
Medtronic PLC	82,198	5,799,891
Merck & Co., Inc.	156,589	16,081,690
Mettler-Toledo International, Inc.(a)	1,409	1,388,147
Moderna, Inc.(a)	20,162	1,531,506
Molina Healthcare, Inc.(a)	3,527	1,174,315
Organon & Co.	28	414
Pfizer, Inc.	347,255	10,612,113
Quest Diagnostics, Inc.	6,954	904,715
Regeneron Pharmaceuticals, Inc.(a)	6,654	5,189,388
ResMed, Inc.	8,972	1,267,026
Revvity, Inc.	7,663	634,880
STERIS PLC	6,045	1,269,329
Stryker Corp.	20,871	5,639,762
Teleflex, Inc.	2,827	522,288
Thermo Fisher Scientific, Inc.	23,752	10,564,177
UnitedHealth Group, Inc.	57,076	30,567,623
Universal Health Services, Inc. - Class B	3,944	496,510
Vertex Pharmaceuticals, Inc.(a)	15,926	5,766,964

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Large Cap ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 97.7% (Continued)

Health Care — 13.1% (Continued)
Viatris, Inc.	74,103	$659,517
Waters Corp.(a)(b)	3,627	865,148
West Pharmaceutical Services, Inc.	4,536	1,443,763
Zimmer Biomet Holdings, Inc.	12,808	1,337,283
Zoetis, Inc.(b)	28,434	4,464,138
		284,907,469

Industrials — 8.3%
3M Co.	33,762	3,070,654
A O Smith Corp.(b)	7,763	541,547
Alaska Air Group, Inc.(a)	7,763	245,544
Allegion PLC	5,345	525,734
American Airlines Group, Inc.(a)	47,092	525,076
AMETEK, Inc.	14,017	1,973,173
Automatic Data Processing, Inc.	25,307	5,522,494
Axon Enterprise, Inc.(a)	4,216	862,130
Boeing Co.(a)	35,060	6,549,909
Broadridge Financial Solutions, Inc.	7,155	1,220,929
Carrier Global Corp.	51,115	2,436,141
Caterpillar, Inc.	31,760	7,179,348
Ceridian HCM Holding, Inc.(a)(b)	9,373	599,966
CH Robinson Worldwide, Inc.(b)	7,154	585,412
Cintas Corp.	5,245	2,659,844
Copart, Inc.(a)	52,389	2,279,969
CSX Corp.	123,164	3,676,445
Cummins, Inc.(b)	8,572	1,854,124
Deere & Co.	16,735	6,114,300
Delta Air Lines, Inc.	39,116	1,222,375
Dover Corp.	8,572	1,113,931
Eaton Corp. PLC	24,598	5,114,170
Emerson Electric Co.	36,048	3,207,191
Equifax, Inc.	7,463	1,265,501
Expeditors International of Washington, Inc.	9,680	1,057,540
Fastenal Co.	34,992	2,041,433
FedEx Corp.	14,617	3,509,542
Fortive Corp.	21,563	1,407,633
Generac Holdings, Inc.(a)	3,827	321,736
General Dynamics Corp.	13,709	3,308,119
General Electric Co.	66,740	7,249,965
Honeywell International, Inc.	41,033	7,519,707
Howmet Aerospace, Inc.	22,482	991,456
Hubbell, Inc.	3,315	895,382
Huntington Ingalls Industries, Inc.	2,418	531,525
IDEX Corp.	4,636	887,377
Illinois Tool Works, Inc.	17,035	3,817,884
Ingersoll Rand, Inc.	24,698	1,498,675
Jacobs Solutions, Inc.	7,763	1,034,808

	Shares	Value
Industrials — 8.3% (Continued)
JB Hunt Trasport Services, Inc.	5,045	$867,084
Johnson Controls International PLC	42,042	2,060,899
L3Harris Technologies, Inc.	11,591	2,079,541
Leidos Holdings, Inc.	8,372	829,833
Lockheed Martin Corp.	13,916	6,326,770
Masco Corp.	13,808	719,259
Nordson Corp.	3,327	707,287
Norfolk Southern Corp.	14,117	2,693,382
Northrop Grumman Corp.	8,872	4,182,527
Old Dominion Freight Line, Inc.	5,545	2,088,580
Otis Worldwide Corp.	25,407	1,961,674
PACCAR, Inc.	31,917	2,634,110
Parker-Hannifin Corp.	7,863	2,900,739
Paychex, Inc.	19,562	2,172,360
Paycom Software, Inc.	2,927	717,027
Pentair PLC	10,081	585,908
Quanta Services, Inc.	8,772	1,465,977
Republic Services, Inc.	12,499	1,855,977
Robert Half, Inc.	6,654	497,520
Rockwell Automation, Inc.(b)	7,054	1,853,862
Rollins, Inc.	17,256	648,998
RTX Corp.	89,729	7,303,042
Snap-On, Inc.	3,227	832,372
Southwest Airlines Co.	36,297	806,882
Stanley Black & Decker, Inc.	9,073	771,659
Textron, Inc.	12,699	965,124
Trane Technologies PLC	14,017	2,667,575
TransDigm Group, Inc.(a)	3,427	2,837,864
Union Pacific Corp.	37,506	7,786,620
United Airlines Holdings, Inc.(a)	19,962	698,870
United Parcel Service, Inc. - Class B	44,560	6,294,100
United Rentals, Inc.(b)	4,236	1,720,960
Veralto Corp.(a)	13,612	939,228
Verisk Analytics, Inc.	8,935	2,031,462
W.W. Grainger, Inc.	2,718	1,983,678
Waste Management, Inc.	22,788	3,744,752
Westinghouse Air Brake Technologies Corp.	11,090	1,175,762
Xylem, Inc.	14,728	1,377,657
		180,205,610

Information Technology — 28.2%
Accenture PLC - Class A	39,015	11,590,967
Adobe, Inc.(a)	28,008	14,901,936
Advanced Micro Devices, Inc.(a)	99,002	9,751,697
Akamai Technologies, Inc.(a)	9,580	989,901
Amphenol Corp.	36,297	2,923,723
Analog Devices, Inc.	31,452	4,948,343
ANSYS, Inc.(a)	5,345	1,487,300
Apple, Inc.	905,800	154,683,466

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Large Cap ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 97.7% (Continued)

Information Technology — 28.2% (Continued)
Applied Materials, Inc.	52,214	$6,910,523
Arista Networks, Inc.(a)	15,126	3,030,797
Autodesk, Inc.(a)	13,208	2,610,297
Broadcom, Inc.	25,422	21,389,308
Cadence Design System, Inc.(a)	16,735	4,013,890
CDW Corp.	8,263	1,655,905
Cisco Systems, Inc.	250,158	13,040,737
Cognizant Technology Solutions Corp.	31,352	2,021,263
Corning, Inc.	46,479	1,243,778
Enphase Energy, Inc.(a)	8,264	657,649
EPAM Systems, Inc.(a)	3,527	767,369
F5, Inc.(a)	3,627	549,817
Fair Isaac Corp.(a)	1,538	1,300,948
First Solar, Inc.(a)	6,046	861,253
Fortinet, Inc.(a)	39,624	2,265,304
Gartner, Inc.(a)	4,836	1,605,745
Gen Digital, Inc.	35,387	589,547
Hewlett Packard Enterprise Co.	78,540	1,207,945
HP, Inc.	54,040	1,422,873
Intel Corp.	260,416	9,505,184
International Business Machines Corp.	56,796	8,214,973
Intuit, Inc.	17,244	8,534,918
Juniper Networks, Inc.	19,862	534,685
Keysight Technologies, Inc.(a)	10,890	1,329,125
KLA Corp.	8,672	4,073,238
Lam Research Corp.	8,380	4,929,284
Microchip Technology, Inc.	33,570	2,393,205
Micron Technology, Inc.	67,581	4,519,141
Microsoft Corp.	457,916	154,825,979
Monolithic Power Systems, Inc.	2,924	1,291,648
Motorola Solutions, Inc.	10,181	2,835,001
NetApp, Inc.	13,308	968,556
NVIDIA Corp.	152,221	62,075,724
NXP Semiconductors NV	15,826	2,728,877
ON Semiconductor Corp.(a)	26,416	1,654,698
Oracle Corp.	96,642	9,992,783
Palo Alto Networks, Inc.(a)	19,082	4,637,308
PTC, Inc.(a)(b)	7,290	1,023,662
Qorvo, Inc.(a)	6,153	537,895
QUALCOMM, Inc.	68,458	7,461,237
Roper Technologies, Inc.	6,554	3,202,088
salesforce.com, Inc.(a)	60,150	12,079,925
Seagate Technology Holdings PLC	11,699	798,457
ServiceNow, Inc.(a)	12,699	7,388,913
Skyworks Solutions, Inc.	9,781	848,404
SolarEdge Technologies, Inc.(a)(b)	3,427	260,281

	Shares	Value
Information Technology — 28.2% (Continued)
Synopsys, Inc.(a)	9,372	$4,399,592
TE Connectivity Ltd.	19,461	2,293,479
Teledyne Technologies, Inc.(a)(b)	2,827	1,058,966
Teradyne, Inc.(b)	9,481	789,483
Texas Instruments, Inc.	56,304	7,995,731
Trimble, Inc.(a)	15,026	708,175
Tyler Technologies, Inc.(a)	2,518	938,962
VeriSign, Inc.(a)	5,645	1,127,081
Western Digital Corp.(a)	19,345	776,702
Zebra Technologies Corp.(a)	3,127	654,888
		607,810,529

Materials — 2.4%
Air Products & Chemicals, Inc.	13,508	3,815,200
Albemarle Corp.(b)	7,155	907,111
Amcor PLC	90,938	808,439
Avery Dennison Corp.	4,936	859,210
Ball Corp.(b)	19,153	922,217
Celanese Corp.(b)	6,046	692,327
CF Industries Holdings, Inc.	11,999	957,280
Corteva, Inc.	43,651	2,101,359
Dow, Inc.	42,951	2,076,251
DuPont de Nemours, Inc.(b)	28,067	2,045,523
Eastman Chemical Co.	7,363	550,237
Ecolab, Inc.	15,126	2,537,235
FMC Corp.	7,663	407,672
Freeport-McMoRan, Inc.	87,312	2,949,399
International Flavors & Fragrances, Inc.	15,526	1,061,202
International Paper Co.	21,679	731,233
Linde PLC	30,143	11,519,449
LyondellBasell Industries NV	15,526	1,401,066
Martin Marietta Materials, Inc.	3,827	1,565,013
Mosaic Co.	20,770	674,610
Newmont Goldcorp Corp.(b)	48,496	1,817,145
Nucor Corp.	15,626	2,309,367
Packaging Corp. of America	5,645	863,967
PPG Industries, Inc.	14,317	1,757,698
Sealed Air Corp.	8,872	273,169
Sherwin-Williams Co.	14,417	3,434,274
Steel Dynamics, Inc.	10,181	1,084,378
Vulcan Materials Co.	8,163	1,603,948
Westrock Co.	15,526	557,849
		52,283,828

Real Estate — 0.1%
CBRE Group, Inc.(a)	19,253	1,335,003
CoStar Group, Inc.(a)	24,799	1,820,495
		3,155,498

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Large Cap ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 97.7% (Continued)

Utilities — 2.5%
AES Corp.	40,833	$608,412
Alliant Energy Corp.	15,326	747,756
Ameren Corp.	15,827	1,198,262
American Electric Power Co., Inc.	31,353	2,368,406
American Water Works Co., Inc.	11,828	1,391,564
Atmos Energy Corp.(b)	8,572	922,862
CenterPoint Energy, Inc.(b)	38,415	1,032,595
CMS Energy Corp.	17,744	964,209
Consolidated Edison, Inc.	21,679	1,903,199
Constellation Energy Corp.	19,962	2,254,109
Dominion Energy, Inc.	50,914	2,052,852
DTE Energy Co.	13,644	1,315,009
Duke Energy Corp.	46,970	4,175,163
Edison International	23,289	1,468,604
Entergy Corp.	12,400	1,185,316
Evergy, Inc.	14,017	688,795
Eversource Energy	21,271	1,144,167
Exelon Corp.	60,695	2,363,463
FirstEnergy Corp.	33,169	1,180,816
NextEra Energy, Inc.	124,410	7,253,104
NiSource, Inc.	24,799	623,943
NRG Energy, Inc.(b)	14,117	598,278
PG&E Corp.(a)	128,373	2,092,480
Pinnacle West Capital Corp.	6,954	515,848
PPL Corp.	44,929	1,103,906
Public Service Enterprise Group, Inc.	30,435	1,876,318
Sempra	38,350	2,685,651
Southern Co.	66,441	4,471,479
WEC Energy Group, Inc.	19,254	1,567,083
Xcel Energy, Inc.	33,371	1,977,899
		53,731,548
TOTAL COMMON STOCKS (Cost $2,051,638,649)		2,118,363,866

REAL ESTATE INVESTMENT TRUSTS — 2.2%

Real Estate — 2.2%
Alexandria Real Estate Equities, Inc.(b)	9,726	905,782
American Tower Corp.	28,434	5,066,654
AvalonBay Communities, Inc.(b)	8,572	1,420,723
Boston Properties, Inc.(b)	8,672	464,559
Camden Property Trust	6,554	556,304
Crown Castle, Inc.	26,416	2,456,160
Digital Realty Trust, Inc.	18,580	2,310,609
Equinix, Inc.	5,745	4,191,782
Equity Residential	20,771	1,149,259
Essex Property Trust, Inc.	3,936	841,989
Extra Space Storage, Inc.	13,015	1,348,224

	Shares	Value
Real Estate — 2.2% (Continued)
Federal Realty Investment Trust	4,436	$404,519
Healthpeak Properties, Inc.	32,870	511,129
Host Hotels & Resorts, Inc.	43,652	675,733
Invitation Homes, Inc.	35,488	1,053,639
Iron Mountain, Inc.	17,744	1,048,138
Kimco Realty Corp.	37,806	678,240
Mid-America Apartment Communities, Inc.(b)	7,054	833,430
Prologis, Inc.	57,059	5,748,693
Public Storage	9,681	2,310,952
Realty Income Corp.(b)	43,478	2,059,988
Regency Centers Corp.	9,373	564,817
SBA Communications Corp.	6,554	1,367,361
Simon Property Group, Inc.	19,962	2,193,624
UDR, Inc.(b)	18,653	593,352
Ventas, Inc.	24,398	1,035,939
VICI Properties, Inc.	61,678	1,720,816
Welltower, Inc.(b)	31,940	2,670,503
Weyerhaeuser Co.	44,929	1,289,014
		47,471,932
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $57,416,868)		47,471,932

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Large Cap ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited) (Continued)

	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 3.1%
Mount Vernon Liquid Assets Portfolio, LLC, 5.55%(c)	66,879,873	$66,879,873
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $66,879,873)		66,879,873

Total Investments — 103.0% (Cost $2,175,935,390)		2,232,715,671
Liabilities in Excess of Other Assets — (3.0)%		(64,748,193)
TOTAL NET ASSETS — 100.0%		$2,167,967,478

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2023. The total market value of these securities was $65,725,248 which represented 3.0% of net assets.
(c)	The rate shown is as of October 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Mid Cap ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 98.7%

U.S. Treasury Bills - 98.7%
5.38%, 12/28/2023(a)	$186,648,000	$185,078,017
5.39%, 1/25/2024	175,000,000	172,806,902
TOTAL SHORT-TERM INVESTMENTS (Cost $357,880,743)		357,884,919

	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 26.4%
Mount Vernon Liquid Assets Portfolio, LLC, 5.55%(b)	95,859,111	$95,859,111
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $95,859,111)		95,859,111

Total Investments — 125.1% (Cost $453,739,854)		453,744,030
Liabilities in Excess of Other Assets — (25.1)%		(91,037,492)
TOTAL NET ASSETS - 100.0%		$362,706,538

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan as of October 31, 2023. The total market value of these securities was $93,878,496 which represented 25.9% of net assets.
(b)	The rate shown is as of October 31, 2023.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS — 49.3%

Communication Services — 7.9%
Alphabet, Inc. - Class A(a)	116,046	$14,398,988
Alphabet, Inc. - Class C(a)	113,334	14,200,750
Charter Communications, Inc. - Class A(a)(b)	6,279	2,529,181
Comcast Corp.	173,102	7,147,382
Electronic Arts, Inc.	11,375	1,408,111
Meta Platforms, Inc. - Class A(a)	60,867	18,337,401
Netflix, Inc.(a)	18,500	7,616,265
Sirius XM Holdings, Inc.(b)	161,080	689,422
T-Mobile US, Inc.(a)	49,975	7,189,404
Trade Desk, Inc. - Class A(a)(b)	18,519	1,314,108
Warner Bros Discovery, Inc.(a)(b)	101,401	1,007,926
Total Communication Services		75,838,938

Consumer Discretionary — 6.8%
Airbnb, Inc. - Class A(a)(b)	18,559	2,195,344
Amazon.com, Inc.(a)	201,582	26,828,548
Booking Holdings, Inc.(a)	1,487	4,148,076
eBay, Inc.	22,261	873,299
JD.com, Inc. - ADR	18,917	480,870
Lucid Group, Inc.(a)(b)	94,565	389,608
Lululemon Athletica, Inc.(a)	5,092	2,003,600
Marriott International, Inc.	12,708	2,396,220
MercadoLibre, Inc.(a)	2,067	2,564,610
O’Reilly Automotive, Inc.(a)	2,564	2,385,648
PDD Holdings, Inc. - ADR(a)	27,292	2,767,955
Ross Stores, Inc.	14,228	1,650,021
Starbucks Corp.	47,680	4,398,003
Tesla Motors, Inc.(a)	61,915	12,435,009
Total Consumer Discretionary		65,516,811

Consumer Staples — 3.2%
Costco Wholesale Corp.	18,544	10,244,448
Dollar Tree, Inc.(a)	9,198	1,021,806
Keurig Dr Pepper, Inc.	58,401	1,771,302
Mondelez International, Inc.	56,642	3,750,267
Monster Beverage Corp.(a)	43,552	2,225,507
PepsiCo, Inc.	57,742	9,428,114
The Kraft Heinz Co.	51,037	1,605,624
Walgreens Boots Alliance, Inc.(b)	35,868	756,097
Total Consumer Staples		30,803,165

Energy — 0.3%
Baker Hughes Co.	42,152	1,450,872
Diamondback Energy, Inc.(b)	7,525	1,206,408
Total Energy		2,657,280

Financials — 0.3%
PayPal Holdings, Inc.(a)	46,453	2,406,265

	Shares	Value
Health Care — 3.4%
Align Technology, Inc.(a)	3,161	$583,489
Amgen, Inc.	22,264	5,692,905
AstraZeneca PLC - ADR(b)	24,668	1,559,758
Biogen, Inc.(a)	6,032	1,432,841
DexCom, Inc.(a)	16,132	1,433,006
GE HealthCare Technologies, Inc.	18,960	1,262,167
Gilead Sciences, Inc.	51,862	4,073,241
IDEXX Laboratories, Inc.(a)	3,469	1,385,761
Illumina, Inc.(a)	6,577	719,655
Intuitive Surgical, Inc.(a)	14,621	3,833,919
Moderna, Inc.(a)	15,820	1,201,687
Regeneron Pharmaceuticals, Inc.(a)	4,492	3,503,266
Seagen, Inc.(a)	7,839	1,668,218
Vertex Pharmaceuticals, Inc.(a)	10,687	3,869,870
Total Health Care		32,219,783

Industrials — 2.4%
Automatic Data Processing, Inc.	17,158	3,744,218
Cintas Corp.	4,188	2,123,819
Copart, Inc.(a)	39,718	1,728,527
CSX Corp.	84,616	2,525,788
Fastenal Co.	23,715	1,383,533
Honeywell International, Inc.	27,661	5,069,154
Old Dominion Freight Line, Inc.	4,565	1,719,453
PACCAR, Inc.	21,800	1,799,154
Paychex, Inc.	14,956	1,660,864
Verisk Analytics, Inc.	6,057	1,377,120
Total Industrials		23,131,630

Information Technology — 24.3%
Adobe, Inc.(a)	19,117	10,171,391
Advanced Micro Devices, Inc.(a)	68,685	6,765,473
Analog Devices, Inc.	20,831	3,277,341
ANSYS, Inc.(a)	3,609	1,004,240
Apple, Inc.	305,455	52,162,551
Applied Materials, Inc.	34,998	4,631,985
ASML Holding NV(b)	3,632	2,174,878
Atlassian Corp. - Class A(a)	6,323	1,142,187
Autodesk, Inc.(a)	8,911	1,761,081
Broadcom, Inc.	17,290	14,547,287
Cadence Design System, Inc.(a)	11,314	2,713,663
Cisco Systems, Inc.	170,688	8,897,965
Cognizant Technology Solutions Corp. - Class A	21,155	1,363,863
Crowdstrike Holdings, Inc. - Class A(a)	9,301	1,644,138
Datadog, Inc. - Class A(a)	12,345	1,005,747
Enphase Energy, Inc.(a)	5,647	449,388
Fortinet, Inc.(a)	32,654	1,866,829
GlobalFoundries, Inc.(a)(b)	22,757	1,129,202

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 49.3% (Continued)

Information Technology — 24.3% (Continued)
Intel Corp.	178,305	$6,508,133
Intuit, Inc.	11,693	5,787,450
KLA Corp.	5,727	2,689,972
Lam Research Corp.	5,599	3,293,444
Marvell Technology, Inc.	35,784	1,689,720
Microchip Technology, Inc.	22,741	1,621,206
Micron Technology, Inc.	45,553	3,046,129
Microsoft Corp.	145,216	49,098,982
NVIDIA Corp.	48,206	19,658,407
NXP Semiconductors NV	10,774	1,857,761
ON Semiconductor Corp.(a)	17,986	1,126,643
Palo Alto Networks, Inc.(a)(b)	12,734	3,094,617
Qualcomm, Inc.	47,664	5,194,899
Synopsys, Inc.(a)	6,269	2,942,919
Texas Instruments, Inc.(b)	38,656	5,489,539
Workday, Inc. - Class A(a)	8,526	1,805,039
Zoom Video Communications, Inc. - Class A(a)	10,433	625,771
Zscaler, Inc.(a)	6,027	956,425
Total Information Technology		233,196,265

Real Estate — 0.1%
CoStar Group, Inc.(a)	17,027	1,249,952

Utilities — 0.6%
American Electric Power Co., Inc.	21,426	1,618,520
Constellation Energy Corp.	13,552	1,530,292
Exelon Corp.	41,397	1,611,999
Xcel Energy, Inc.	22,902	1,357,403
Total Utilities		6,118,214
TOTAL COMMON STOCKS (Cost $421,143,190)		473,138,303

	Principal Amount
SHORT-TERM INVESTMENTS — 47.7%

U.S. Treasury Bills — 47.7%
5.38%, 11/30/2023(b)	$460,000,000	458,043,928
TOTAL SHORT-TERM INVESTMENTS (Cost: $458,032,350)		458,043,928

	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 30.5%
Mount Vernon Liquid Assets Portfolio, LLC, 5.55%(c)	293,288,927	$293,288,927
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $293,288,927)		293,288,927

Total Investments — 127.5% (Cost $1,172,464,467)		1,224,471,158
Liabilities in Excess of Other Assets — (27.5)%		(263,534,940)
TOTAL NET ASSETS — 100.0%		$960,936,218

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2023. The total market value of these securities was $287,471,740 which represented 29.9% of net assets.
(c)	The rate shown is as of October 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® European Index ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS — 0.3%

Greece — 0.0%(a)
FF Group(b)(c)	1,259	$6,394

Netherlands — 0.3%
Koninklijke DSM NV(b)	1,312	119,236
TOTAL COMMON STOCKS (Cost $196,218)		125,630

	Principal Amount
SHORT-TERM INVESTMENTS — 97.9%

U.S. Treasury Bills – 97.9%
5.39% 12/28/2023(d)	$19,716,000	19,550,159
0.00% 2/1/2024	19,800,000	19,531,171
TOTAL SHORT-TERM INVESTMENTS (Cost $39,083,612)		39,081,330

	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING – 19.6%
Mount Vernon Liquid Assets Portfolio, LLC, 5.55%(e)	7,820,667	7,820,667
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $7,820,667)		7,820,667

Total Investments — 117.8% (Cost $47,100,497)		47,027,627
Liabilities in Excess of Other Assets — (17.8)%		(7,105,136)
TOTAL NET ASSETS — 100.0%		$39,922,491

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.
(b)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting through its Valuation Committee. These securities represented $125,630 or 0.3% of net assets as of October 31, 2023.

(c)	Non-income producing security.
(d)	All or a portion of this security is on loan as of October 31, 2023. The total market value of these securities was $5,279,504 which represented 13.2% of net assets.
(e)	The rate shown is as of October 31, 2023.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® International ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS — 47.3%

Australia — 2.9%
Aristocrat Leisure Ltd.	2,960	$72,347
ASX Ltd.	880	31,333
Australia & New Zealand Banking Group Ltd.	13,684	214,493
BHP Group Ltd. - ADR(a)	11,487	655,448
Brambles Ltd.	6,328	52,626
Cochlear Ltd.	300	45,833
Coles Group Ltd.	6,098	59,068
Commonwealth Bank of Australia	7,630	467,359
Computershare Ltd.	2,609	41,028
CSL Ltd.	2,198	323,966
EBOS Group Ltd.	720	14,677
Fortescue Metals Group Ltd.	7,713	109,108
Macquarie Group Ltd.	1,634	166,860
National Australia Bank Ltd.	14,294	254,341
Newcrest Mining Ltd.(b)	4,074	60,344
QBE Insurance Group Ltd.	6,796	67,252
Ramsay Health Care Ltd.	840	25,939
REA Group Ltd.	230	20,967
Rio Tinto Ltd.	1,689	125,977
Santos Ltd.	14,790	71,960
Sonic Healthcare Ltd.	2,150	39,211
South32 Ltd.	20,702	43,599
Suncorp Group Ltd.	5,768	48,956
Telstra Group Ltd.	18,414	44,505
Transurban Group	14,030	105,196
Wesfarmers Ltd.	5,168	165,620
Westpac Banking Corp.	15,980	208,820
WiseTech Global Ltd.	834	30,769
Woodside Energy Group Ltd. - ADR(a)	8,626	187,702
Woolworths Group Ltd.	5,548	123,952
		3,879,256

Austria — 0.1%
ANDRITZ AG	330	15,154
Erste Group Bank AG	1,628	58,138
Eurotelesites AG(c)	159	535
EVN AG	162	4,397
OMV AG	640	28,008
Raiffeisen Bank International AG(c)	610	8,823
Strabag SE	60	2,371
Telekom Austria AG	631	4,407
Verbund AG	378	32,797
voestalpine AG	476	11,866
		166,496

	Shares	Value
Belgium — 0.3%
Anheuser-Busch InBev SA/NV - ADR(a)	4,766	$271,042
Groupe Bruxelles Lambert SA	440	32,124
KBC Groep NV	1,534	84,239
Solvay SA	330	34,827
UCB SA	548	40,044
		462,276

Canada — 4.6%
Agnico Eagle Mines Ltd.	2,250	105,548
Alimentation Couche-Tard, Inc.	3,380	183,995
Bank of Montreal	3,246	245,235
Barrick Gold Corp.	7,992	127,712
BCE, Inc.(a)	1,370	50,868
Brookfield Corp.	6,624	193,090
Canadian Imperial Bank of Commerce(a)	4,178	147,358
Canadian National Railway Co.	2,687	284,231
Canadian Natural Resources Ltd.	4,975	316,061
Canadian Pacific Kansas City Ltd.	4,246	301,338
Cenovus Energy, Inc.	6,120	116,770
CGI, Inc.(c)	952	91,782
Constellation Software, Inc.	88	176,413
Enbridge, Inc.(a)	9,626	308,417
Fortis, Inc.(a)	2,220	88,201
Franco-Nevada Corp.	878	106,721
Great-West Lifeco, Inc.	1,228	34,022
Imperial Oil Ltd.	800	45,592
Intact Financial Corp.	802	112,682
Loblaw Cos. Ltd.	678	55,453
Manulife Financial Corp.	8,334	145,178
National Bank of Canada	1,534	95,375
Nutrien Ltd.(a)	2,250	120,825
Pembina Pipeline Corp.(a)	2,498	76,888
Power Corp. of Canada	2,540	61,194
Restaurant Brands International, Inc.(a)	1,426	95,827
Rogers Communications, Inc. - Class B	1,692	62,705
Royal Bank of Canada(a)	6,354	507,559
Shopify, Inc. - Class A(c)	5,442	256,808
Sun Life Financial, Inc.	2,668	121,848
Suncor Energy, Inc.	5,965	193,266
TC Energy Corp.(a)	4,688	161,502
Teck Resources Ltd. - Class B	2,100	74,202
TELUS Corp.	2,173	35,029
The Bank of Nova Scotia(a)	5,460	220,966
The Toronto-Dominion Bank(a)	8,355	466,543
Thomson Reuters Corp.	686	82,238
Tourmaline Oil Corp.	1,452	76,780

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® International ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 47.3%(Continued)

Canada — 4.6% (Continued)
Wheaton Precious Metals Corp.	2,066	$87,259
		6,033,481

Denmark — 1.4%
AP Moller - Maersk AS - Class A	20	33,245
AP Moller - Maersk AS - Class A	10	16,303
Coloplast AS - Class B	528	55,018
DSV AS	818	121,997
Novo Nordisk AS - ADR(a)	14,794	1,428,657
Orsted AS(d)	858	41,332
Vestas Wind Systems AS(c)	4,594	99,165
		1,795,717

Finland — 0.5%
Kone Oyj - Class B	1,836	79,436
Mandatum Oyj(c)	2,128	8,223
Neste Oyj	1,966	65,964
Nokia Oyj - ADR	24,216	80,155
Nordea Bank Abp	16,300	171,288
Sampo Oyj - Class A	2,128	83,558
UPM-Kymmene Oyj	2,426	81,552
		570,176

France — 4.8%
Air Liquide SA	2,382	407,497
Airbus SE - ADR	11,318	377,795
AXA SA	7,904	233,794
BNP Paribas SA - ADR	9,990	286,613
Capgemini SE	710	125,083
Christian Dior SE	20	13,798
Credit Agricole SA	5,096	61,351
Danone SA	2,868	170,395
Dassault Systemes SE	3,048	125,182
Engie SA	7,988	126,815
EssilorLuxottica SA	1,296	233,998
Hermes International	155	288,584
Kering	320	129,748
L’Oreal SA	1,046	438,448
LVMH Moet Hennessy Louis Vuitton SE - ADR	5,998	859,513
Pernod Ricard SA	905	160,395
Safran SA	1,580	245,788
Sanofi SA - ADR	10,186	460,917
Schneider Electric SE	2,455	376,606
STMicroelectronics NV	2,990	113,831
TotalEnergies SE - ADR	10,605	706,293
Vinci SA	2,308	255,150
		6,197,594

	Shares	Value
Germany — 3.1%
adidas AG - ADR	1,518	$134,662
Allianz SE	1,834	428,669
BASF SE	4,066	187,298
Bayer AG	4,472	192,396
Bayerische Motoren Werke AG	1,324	122,763
Beiersdorf AG	450	59,066
BioNTech SE - ADR(c)	408	38,164
Daimler AG	3,654	214,309
Daimler Truck Holding AG	2,358	73,902
Deutsche Boerse AG	862	141,555
Deutsche Telekom AG	15,898	344,424
DHL Group	4,288	166,785
E. ON SE	10,221	121,342
Hapag-Lloyd AG (d)	28	4,032
Henkel AG & Co. KGaA	450	28,407
Infineon Technologies AG	5,944	172,800
Merck KGaA	592	89,167
Muenchener Rueckversicherungs-Gesellschaft AG	618	247,503
RWE AG	3,080	117,746
SAP SE - ADR(a)	4,692	628,728
Sartorius AG	10	2,051
Siemens AG - ADR	6,888	455,917
Siemens Healthineers AG(d)	1,288	63,126
Uniper SE(c)	380	1,948
Volkswagen AG	130	14,966
		4,051,726

Hong Kong — 1.0%
AIA Group Ltd. - ADR	13,052	454,863
BOC Hong Kong Holdings Ltd.	16,375	43,317
Budweiser Brewing Co. APAC Ltd.(d)	7,841	14,910
Chow Tai Fook Jewellery Group Ltd.	10,471	14,773
CK Asset Holdings Ltd.	8,667	43,306
CK Hutchison Holdings Ltd.	12,209	61,706
CK Infrastructure Holdings Ltd.	2,758	12,776
CLP Holdings Ltd.	7,598	55,588
Galaxy Entertainment Group Ltd.	9,155	51,301
Hang Seng Bank Ltd.	3,312	37,944
Henderson Land Development Co. Ltd.	5,948	15,506
Hong Kong & China Gas Co. Ltd.	49,283	34,324
Hong Kong Exchanges & Clearing Ltd.	5,427	190,718
MTR Corp. Ltd.	7,077	26,453
Prudential PLC - ADR	6,288	131,796
Sun Hung Kai Properties Ltd.	6,861	70,450
Techtronic Industries Co. Ltd.	6,014	54,797
Wharf Real Estate Investment Co. Ltd.	7,050	24,640
		1,339,168

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® International ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 47.3%(Continued)

Ireland — 0.5%
CRH PLC	3,264	$174,852
Experian PLC	4,198	127,102
Flutter Entertainment PLC(c)	800	125,483
ICON PLC(c)	374	91,241
James Hardie Industries PLC(c)	2,000	49,593
Kerry Group PLC - Class A	705	54,366
Ryanair Holdings PLC - ADR(c)	444	38,939
		661,576

Israel — 0.4%
Airport City Ltd.(c)	290	3,810
Amot Investments Ltd.	980	4,102
Azrieli Group Ltd.	170	7,307
Bank Hapoalim BM	5,728	40,913
Bank Leumi Le-Israel BM	6,978	44,869
Bezeq The Israeli Telecommunication Corp. Ltd.	9,198	11,319
Big Shopping Centers Ltd.(c)	55	3,851
Check Point Software Technologies Ltd.(c)	420	56,386
CyberArk Software Ltd.(c)	190	31,092
Delek Group Ltd.	38	4,146
Elbit Systems Ltd.	116	21,532
First International Bank Of Israel Ltd.	240	8,164
Global-e Online Ltd.(c)	430	15,097
ICL Group Ltd.	3,290	15,953
Inmode Ltd.(a)(c)	328	6,265
Isracard Ltd.	1	2
Israel Corp. Ltd.	20	4,311
Israel Discount Bank Ltd.	5,635	24,745
JFrog Ltd.(c)	354	7,961
Melisron Ltd.	118	6,390
Mivne Real Estate KD Ltd.	2,718	5,864
Mizrahi Tefahot Bank Ltd.	680	21,029
Monday.com Ltd.(a)(c)	114	14,819
Nice Ltd. - ADR(a)(c)	292	45,070
Nova Ltd.(c)	130	12,346
Phoenix Holdings Ltd.	770	6,540
Shapir Engineering and Industry Ltd.	648	3,476
Strauss Group Ltd.(c)	230	4,260
Teva Pharmaceutical Industries Ltd. - ADR(c)	5,102	43,775
Tower Semiconductor Ltd.(c)	500	11,510
Wix.com Ltd.(c)	258	20,614
		507,518

Italy — 0.9%
Assicurazioni Generali SpA	5,046	100,083
Davide Campari-Milano NV - Class M	2,428	26,795

	Shares	Value
Italy — 0.9% (Continued)
Enel SpA	35,192	$222,972
Eni SpA - ADR(a)	5,462	177,843
Ferrari NV	572	172,795
Intesa Sanpaolo SpA	73,265	190,432
PRADA SpA	2,334	14,018
Snam SpA	9,336	42,774
Terna - Rete Elettrica Nazionale	6,408	48,995
UniCredit SpA	8,216	205,381
		1,202,088

Japan — 11.1%
Advantest Corp.	3,486	87,739
Aeon Co. Ltd.	3,974	83,033
AGC, Inc.	1,035	34,899
Aisin Corp.	830	28,485
Ajinomoto Co., Inc.	2,416	87,347
ANA Holdings, Inc.(c)	730	14,217
Asahi Group Holdings Ltd.	2,308	82,773
Asahi Kasei Corp.	6,348	38,672
Astellas Pharma, Inc.	8,240	103,289
Bandai Namco Holdings, Inc.	3,036	62,152
Bridgestone Corp.	2,660	99,451
Canon, Inc.	4,618	108,187
Capcom Co. Ltd.	766	24,454
Central Japan Railway Co.	4,690	105,078
Chubu Electric Power Co., Inc.	3,450	41,482
Chugai Pharmaceutical Co. Ltd.	2,908	85,566
Daifuku Co. Ltd.	1,726	28,086
Dai-ichi Life Holdings, Inc.	4,508	94,458
Daiichi Sankyo Co. Ltd.	8,870	225,765
Daikin Industries Ltd.	1,338	190,935
Daiwa House Industry Co. Ltd.	3,030	82,499
Denso Corp.	9,046	131,266
Dentsu Group, Inc.	1,048	30,076
Disco Corp.	402	69,367
East Japan Railway Co.	1,716	89,120
Eisai Co. Ltd.	1,352	71,010
ENEOS Holdings, Inc.	13,814	50,827
FANUC Corp.	4,298	103,583
Fast Retailing Co. Ltd.	908	197,803
FUJIFILM Holdings Corp.	1,886	102,067
Fujitsu Ltd.	790	101,190
Hamamatsu Photonics KK	666	24,417
Hankyu Hanshin Holdings, Inc.	1,158	36,113
Hitachi Ltd.	4,274	267,226
Honda Motor Co. Ltd. - ADR(a)	7,608	233,946
Hoya Corp.	1,609	152,168
Inpex Corp.	4,668	67,213
Isuzu Motors Ltd.	2,828	30,981
ITOCHU Corp.	6,640	235,374

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® International ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 47.3%(Continued)

Japan — 11.1% (Continued)
Japan Airlines Co. Ltd.	660	$12,035
Japan Exchange Group, Inc.	2,410	47,135
Japan Post Bank Co. Ltd.	6,426	59,332
Japan Post Holdings Co. Ltd.	9,138	80,423
Japan Tobacco, Inc.	5,008	116,333
JFE Holdings, Inc.	2,654	36,499
Kansai Electric Power Co., Inc.	3,758	47,764
Kao Corp.	2,120	76,842
KDDI Corp.	6,812	201,653
Keyence Corp.	912	349,877
Kikkoman Corp.	880	49,470
Kirin Holdings Co. Ltd.	3,708	51,850
Kobe Bussan Co. Ltd.	658	16,249
Komatsu Ltd.	4,434	101,303
Konami Group Corp.	470	24,043
Kubota Corp.	4,845	64,376
Kyocera Corp.	1,579	76,817
Kyowa Kirin Co. Ltd.	1,160	18,046
Lasertec Corp.	360	59,863
LY Corp.	12,164	30,680
M3, Inc.	1,948	29,739
Marubeni Corp.	7,738	111,188
MEIJI Holdings Co. Ltd.	1,258	30,858
MINEBEA MITSUMI, Inc.	1,948	29,938
Mitsubishi Chemical Holdings Corp.	6,518	36,470
Mitsubishi Corp.	6,546	300,363
Mitsubishi Electric Corp.	9,776	108,192
Mitsubishi Estate Co. Ltd.	6,032	76,169
Mitsubishi HC Capital, Inc.	4,406	28,745
Mitsubishi Heavy Industries Ltd.	1,534	77,846
Mitsubishi UFJ Financial Group, Inc. - ADR(a)	57,936	486,662
Mitsui & Co. Ltd.	7,036	251,454
Mitsui Fudosan Co. Ltd.	4,262	91,299
Mitsui OSK Lines Ltd.	1,650	42,269
Mizuho Financial Group, Inc.	11,560	194,135
MS&AD Insurance Group Holdings, Inc.	2,030	73,566
Murata Manufacturing Co. Ltd.	8,586	140,339
NEC Corp.	1,242	59,038
Nexon Co. Ltd.	2,062	37,349
NIDEC CORP	2,394	85,620
Nintendo Co. Ltd. - ADR	21,550	222,396
Nippon Paint Holdings Co. Ltd.	4,858	32,274
Nippon Steel Corp.	4,324	92,200
Nippon Telegraph & Telephone Corp.	136,078	158,724
Nippon Yusen KK	2,318	56,231

	Shares	Value
Japan — 11.1% (Continued)
Nissan Motor Co. Ltd.	10,766	$40,301
Nissin Foods Holdings Co. Ltd.	378	32,794
Nitori Holdings Co. Ltd.	400	43,305
Nitto Denko Corp.	678	43,312
Nomura Holdings, Inc.	13,396	51,251
Nomura Research Institute Ltd.	2,112	54,955
NTT Data Group Corp.	2,678	32,571
Obic Co. Ltd.	300	44,028
Olympus Corp.	5,768	76,069
Omron Corp.	940	33,160
Ono Pharmaceutical Co. Ltd.	2,218	38,068
Oracle Corp. Japan	148	10,418
Oriental Land Co. Ltd.	5,302	169,895
ORIX Corp.	5,346	95,757
Osaka Gas Co. Ltd.	1,898	35,587
Otsuka Holdings Co. Ltd.	2,536	84,492
Pan Pacific International Holdings Corp.	2,428	46,558
Panasonic Holdings Corp.	11,172	96,481
Rakuten Group, Inc.	6,722	24,693
Recruit Holdings Co. Ltd.	7,726	220,860
Renesas Electronics Corp.(c)	6,510	83,987
Resona Holdings, Inc.	10,756	57,018
Rohm Co. Ltd.	1,590	25,029
Secom Co. Ltd.	958	66,047
Sekisui House Ltd.	3,020	58,557
Seven & i Holdings Co. Ltd.	3,630	131,548
SG Holdings Co. Ltd.	2,218	31,198
Shimadzu Corp.	1,255	29,352
Shimano, Inc.	375	53,328
Shin-Etsu Chemical Co. Ltd.	9,218	271,719
Shionogi & Co. Ltd.	1,278	58,911
Shiseido Co. Ltd.	1,818	57,116
SMC Corp.	280	126,871
SoftBank Corp.	12,870	144,769
SoftBank Group Corp.	4,757	192,194
Sompo Holdings, Inc.	1,587	68,129
Sony Group Corp. - ADR	5,830	484,182
Subaru Corp.	2,798	47,247
Sumitomo Corp.	5,566	107,905
Sumitomo Electric Industries Ltd.	3,620	37,472
Sumitomo Metal Mining Co. Ltd.	1,248	34,713
Sumitomo Mitsui Financial Group, Inc. - ADR(a)	30,464	294,587
Sumitomo Mitsui Trust Holdings, Inc.	1,660	61,439
Sumitomo Realty & Development Co. Ltd.	2,168	53,694
Suntory Beverage & Food Ltd.	578	17,076
Suzuki Motor Corp.	2,240	85,477

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® International ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 47.3%(Continued)

Japan — 11.1% (Continued)
Sysmex Corp.	730	$34,450
Taiyo Nippon Sanso Corp.	968	24,083
Takeda Pharmaceutical Co. Ltd. - ADR(a)	14,412	196,003
TDK Corp.	1,774	65,050
Terumo Corp.	3,406	91,950
Toho Co. Ltd./Tokyo	568	19,228
Tokio Marine Holdings, Inc.	9,120	201,141
Tokyo Electron Ltd.	2,148	279,951
Tokyo Gas Co. Ltd.	1,840	41,018
Tokyu Corp.	2,850	31,964
Toray Industries, Inc.	7,426	35,510
Toshiba Corp.(c)	414	12,561
Toyota Industries Corp.	860	62,723
Toyota Motor Corp. - ADR(a)	5,668	992,920
Toyota Tsusho Corp.	1,080	56,332
Unicharm Corp.	2,006	67,773
West Japan Railway Co.	1,110	42,079
Yakult Honsha Co. Ltd.	1,390	32,619
Yamaha Motor Co. Ltd.	1,590	38,152
Yaskawa Electric Corp.	1,210	38,932
		14,394,527

Luxembourg — 0.0%(e)
ArcelorMittal	2,100	46,396
Tenaris SA - ADR(a)	1,050	32,886
		79,282

Macao — 0.0%(e)
Sands China Ltd.(c)	11,054	29,665

Netherlands — 2.6%
Adyen NV - ADR(c)	14,376	96,175
Argenx SE - ADR(c)	262	123,027
ASML Holding NV	1,864	1,116,182
Heineken NV	1,150	103,113
ING Groep NV - ADR(a)	16,546	212,451
Koninklijke Ahold Delhaize NV	4,440	131,543
Koninklijke DSM NV(b)	1,378	125,233
Prosus NV(c)	6,906	193,130
Shell PLC - AD	15,022	978,533
Stellantis NV	10,070	187,529
Universal Music Group NV	3,480	85,059
Wolters Kluwer NV	1,172	150,175
		3,502,150

New Zealand — 0.1%
Auckland International Airport Ltd.	5,966	25,513
Fisher & Paykel Healthcare Corp. Ltd.	2,650	32,128

	Shares	Value
New Zealand — 0.1% (Continued)
Infratil Ltd.	3,786	$21,660
Mercury NZ Ltd.	3,028	10,408
Meridian Energy Ltd.	5,646	15,888
Spark New Zealand Ltd.	8,406	24,340
Xero Ltd.(c)	638	43,179
		173,116

Norway — 0.4%
Adevinta ASA(c)	1,430	12,551
Aker BP ASA	1,408	40,472
AutoStore Holdings Ltd.(c)(d)	4,062	4,480
DNB Bank ASA	4,074	73,414
Equinor ASA - ADR(a)	4,468	149,097
Gjensidige Forsikring ASA	868	12,999
Kongsberg Gruppen ASA	398	16,246
Mowi ASA	2,028	32,913
Norsk Hydro ASA	6,138	34,990
Orkla ASA	3,418	23,542
Salmar ASA	320	15,148
Telenor ASA	2,868	29,307
Var Energi ASA	2,500	8,421
Yara International ASA	738	24,113
		477,693

Portugal — 0.0%(e)
EDP - Energias de Portugal SA	13,530	56,835

Singapore — 0.6%
CapitaLand Investment Ltd./Singapore	10,896	23,397
DBS Group Holdings Ltd.	8,366	200,725
Grab Holdings Ltd.(c)	9,476	29,091
Jardine Cycle & Carriage Ltd.	410	8,445
Keppel Corp. Ltd.	6,296	28,556
Oversea-Chinese Banking Corp. Ltd.	17,686	163,794
Sea Ltd. - ADR(c)	1,566	65,303
Singapore Airlines Ltd.	6,098	27,213
Singapore Technologies Engineering Ltd.	6,968	19,136
Singapore Telecommunications Ltd.	32,336	56,210
United Overseas Bank Ltd.	6,982	137,789
Wilmar International Ltd.	13,706	35,638
		795,297

South Korea — 0.2%
Coupang, Inc.(c)	5,200	88,400
KB Financial Group, Inc. - ADR	1,710	65,254
POSCO Holdings, Inc. - ADR(a)	1,372	104,972
		258,626

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® International ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 47.3%(Continued)

Spain — 1.0%
Amadeus IT Holding SA	2,056	$117,083
Banco Bilbao Vizcaya Argentaria SA - ADR	27,423	214,722
Banco Santander SA - ADR(a)	74,683	271,099
CaixaBank SA	18,444	74,842
Spain — 1.0% (Continued)
Cellnex Telecom SA(d)	2,666	78,195
EDP Renovaveis SA	1,351	21,714
Iberdrola SA	26,316	292,373
Industria de Diseno Textil SA	5,108	175,925
Naturgy Energy Group SA	840	23,731
		1,269,684

Sweden — 1.3%
Alfa Laval AB	1,318	42,578
Assa Abloy AB - Class B	4,514	96,043
Atlas Copco AB - Class B	7,104	79,584
Atlas Copco AB - Class A	11,772	152,075
EPIROC AB	2,850	46,851
EPIROC AB	1,778	24,641
EQT AB	1,570	28,538
Essity AB - Class B	2,740	62,422
Evolution AB(d)	872	77,486
H & M Hennes & Mauritz AB - Class B	2,814	37,638
Hexagon AB - Class B	9,568	77,744
Industrivarden AB - Class A	710	18,331
Industrivarden AB - Class C	680	17,496
Investment AB Latour - Class B	620	10,706
INVESTOR AB	8,298	151,948
L E Lundbergforetagen AB - Class B	330	13,442
NIBE INDUSTRIER AB	6,978	40,121
Sandvik AB	4,914	83,467
Skandinaviska Enskilda Banken AB - Class A	7,616	84,808
Skandinaviska Enskilda Banken AB - Class C	90	1,034
Spotify Technology SA(c)	642	105,776
Svenska Cellulosa AB SCA - Class B	2,728	37,380
Svenska Handelsbanken AB - Class A	7,170	61,022
Svenska Handelsbanken AB - Class B	160	1,648
Swedbank AB	4,174	68,336
Telefonaktiebolaget LM Ericsson - ADR(a)	14,120	62,975
Telia Co. AB	10,566	22,348
Volvo AB - Class B	7,236	143,198
Volvo AB - Class A	868	17,372
Volvo Car AB(c)	2,438	8,367
		1,675,375

	Shares	Value
Switzerland — 4.1%
ABB Ltd. - ADR	7,422	$248,711
Alcon, Inc.	2,276	162,184
Cie Financiere Richemont SA	2,378	279,457
Givaudan SA	38	126,158
Glencore PLC	51,163	270,603
Holcim AG	2,426	149,563
Kuehne + Nagel International AG	248	66,659
Lonza Group AG	340	118,410
Nestle SA - ADR	12,174	1,311,870
Novartis AG - ADR	9,462	885,454
Roche Holding AG - ADR	26,822	867,155
Sandoz Group AG - ADR(c)	1,908	49,265
Sika AG	702	167,387
UBS Group AG	13,873	323,625
Zurich Insurance Group AG	668	316,210
		5,342,711

United Kingdom — 5.2%
3i Group PLC	4,430	104,162
Anglo American PLC	6,092	155,236
ARM Holdings PLC - ADR(c)	420	20,702
Ashtead Group PLC	2,056	117,551
Associated British Foods PLC	1,538	37,873
AstraZeneca PLC - ADR	14,040	887,749
BAE Systems PLC	13,922	186,814
Barclays PLC - ADR	16,570	106,545
BP PLC - ADR	13,059	477,698
British American Tobacco PLC - ADR	10,176	303,855
BT Group PLC	25,878	35,464
Coca-Cola Europacific Partners PLC	942	55,116
Compass Group PLC	8,128	204,795
Diageo PLC - ADR	2,518	386,513
GSK PLC - ADR	9,292	331,724
Haleon PLC - ADR	10,778	87,194
HSBC Holdings PLC - ADR(a)	18,080	656,847
Imperial Brands PLC	4,168	88,706
Legal & General Group PLC	27,226	69,956
Lloyds Banking Group PLC - ADR	76,921	146,919
London Stock Exchange Group PLC	1,880	189,202
National Grid PLC - ADR(a)	3,342	201,021
NatWest Group PLC	25,412	55,041
Reckitt Benckiser Group PLC	3,350	224,028
RELX PLC - ADR	8,830	307,726
Rio Tinto PLC - ADR(a)	5,038	324,145
SSE PLC	4,980	98,845
Standard Chartered PLC	10,514	80,509
Tesco PLC	32,484	106,485
Unilever PLC - ADR	11,480	543,578

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® International ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 47.3%(Continued)

United Kingdom — 5.2% (Continued)
Vodafone Group PLC - ADR(a)	10,262	$94,821
		6,686,820

United States — 0.2%
Flex Ltd.(a)(c)	2,036	52,366
Waste Connections, Inc.	1,168	151,256
		203,622
TOTAL COMMON STOCKS (Cost $60,547,591)		61,812,475

EXCHANGE TRADED FUNDS — 2.2%

iShares MSCI South Korea ETF(a)	52,084	2,862,016
TOTAL EXCHANGE TRADED FUNDS (Cost $3,133,589)		2,862,016

REAL ESTATE INVESTMENT TRUSTS — 0.2%

Australia — 0.2%
Goodman Group	7,802	102,646
Scentre Group	23,634	36,431
		139,077
Hong Kong — 0.0%(e)
Link REIT	11,665	53,516

Japan — 0.0%(e)
Nippon Building Fund, Inc.	10	40,046

Singapore — 0.0%(e)
CapitaLand Integrated Commercial Trust	23,034	29,609
Keppel REIT	2,431	1,412
		31,021
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $283,449)		263,660

PREFERRED STOCKS — 0.2%
Germany — 0.2%
Bayerische Motoren Werke AG, 0.00%,	265	22,474
Dr Ing hc F Porsche AG, 0.00% (Acquired 11/15/2022 - 9/28/2023, cost $43,119)(d)	410	35,808
Henkel AG & Co. KGaA, 0.00%,	738	53,162
Sartorius AG, 0.00%,	120	29,991
Volkswagen AG, 0.00%,	834	88,095
Total Germany		229,530
TOTAL PREFERRED STOCKS (Cost $281,498)		229,530

	Contracts	Value
WARRANTS — 0.0%(e)
Canada — 0.0%
Constellation Software, Inc.(b)(c)	162	$0
TOTAL WARRANTS (Cost $0)		0

	Principal Amount
SHORT-TERM INVESTMENTS – 48.3%

U.S. Treasury Bills – 48.3%
5.38% 01/25/2024	$64,000,000	63,197,952
TOTAL SHORT-TERM INVESTMENTS (Cost $63,197,600)		63,197,952

	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING – 8.5%
Mount Vernon Liquid Assets Portfolio, LLC, 5.55%(f)	11,120,976	11,120,976
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $11,120,976)		11,120,976
TOTAL INVESTMENTS – 106.7% (Cost $138,564,703)		139,486,609
Liabilities in Excess of Other Assets - (6.7)%		(8,771,802)
TOTAL NET ASSETS — 100.0%		$130,714,807

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	All or a portion of this security is on loan as of October 31, 2023. The total market value of these securities was $10,801,927 which represented 8.3% of net assets.
(b)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting through its Valuation Committee. These securities represented $185,577 or 0.1% of net assets as of October 31, 2023.

(c)	Non-income producing security.
(d)

Security is exempt from registration under to Rule 144A and Regulation S of the Securities Act of 1933, as amended. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. As of October 31, 2023, the value of these securities total $319,369 or 0.2% of the Fund’s net assets.

(e)	Represents less than 0.05% of net assets.
(f)	The rate shown is as of October 31, 2023.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® International ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited) (Continued)

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Bond ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS — 98.4%
Communication Services — 3.9%
Altice France SA/France
5.13%, 07/15/2029 (a)	$501,000	$343,045
5.13%, 01/15/2029 (a)	111,000	76,155
5.50%, 10/15/2029 (a)	409,000	280,036
5.50%, 01/15/2028 (a)	217,000	161,123
8.13%, 02/01/2027 (a)	345,000	290,167
AMC Entertainment Holdings, Inc., 7.50%, 02/15/2029 (a)(b)	222,000	154,290
AMC Networks, Inc.
4.25%, 02/15/2029	179,000	110,260
4.75%, 08/01/2025	62,000	56,265
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027 (a)	263,000	233,536
7.50%, 06/01/2029 (a)	211,000	153,503
7.75%, 04/15/2028 (a)	154,000	117,387
9.00%, 09/15/2028 (a)	140,000	136,262
DISH Network Corp., 11.75%, 11/15/2027 (a)	710,000	700,982
Gray Television, Inc.
4.75%, 10/15/2030 (a)	87,000	55,691
5.88%, 07/15/2026 (a)	164,000	145,839
7.00%, 05/15/2027 (a)	175,000	147,438
Lamar Media Corp.
3.63%, 01/15/2031	128,000	103,040
3.75%, 02/15/2028	140,000	124,583
4.00%, 02/15/2030	128,000	108,301
4.88%, 01/15/2029	93,000	85,257
Live Nation Entertainment, Inc.
3.75%, 01/15/2028 (a)	117,000	102,466
4.75%, 10/15/2027 (a)(b)	147,000	134,353
4.88%, 11/01/2024 (a)	134,000	130,828
6.50%, 05/15/2027 (a)	256,000	249,031
Lumen Technologies, Inc.
4.00%, 02/15/2027 (a)(b)	253,000	170,649
5.13%, 12/15/2026 (a)	96,000	46,179
News Corp.
3.88%, 05/15/2029 (a)	204,000	174,620
5.13%, 02/15/2032 (a)	117,000	100,801
Paramount Global
6.25% to 02/28/2027 then 3 mo. LIBOR US + 3.90%, 02/28/2057	152,000	109,633
6.38% to 03/30/2027 then 5 yr. CMT Rate + 4.00%, 03/30/2062 (b)	194,000	142,163
Rackspace Technology Global, Inc., 3.50%, 02/15/2028 (a)	128,000	56,473

	Principal Amount	Value
Communication Services — 3.9% (Continued)
ROBLOX Corp., 3.88%, 05/01/2030 (a)	$204,000	$165,528
Rogers Communications Inc/Ontario, 5.25% to 03/15/2027 then 5 yr. CMT Rate + 3.59%, 03/15/2082 (a)	175,000	154,000
TEGNA, Inc.
4.63%, 03/15/2028	204,000	175,950
4.75%, 03/15/2026 (a)	128,000	120,080
5.00%, 09/15/2029 (b)	227,000	190,113
Vodafone Group PLC
3.25% to 09/04/2026 then 5 yr. CMT Rate + 2.45%, 06/04/2081 (b)	117,000	102,952
4.13% to 06/04/2031 then 5 yr. CMT Rate + 2.77%, 06/04/2081	199,000	150,782
7.00% to 04/04/2029 then 5 Year Swap Rate USD + 4.87%, 04/04/2079	394,000	379,863
Zayo Group Holdings, Inc.
4.00%, 03/01/2027 (a)	311,000	234,027
6.13%, 03/01/2028 (a)	218,000	143,880
		6,817,531

Communications — 12.5%
Altice Financing SA
5.00%, 01/15/2028 (a)(b)	241,000	194,621
5.75%, 08/15/2029 (a)	395,000	305,138
Altice France Holding SA
6.00%, 02/15/2028 (a)	222,000	95,460
10.50%, 05/15/2027 (a)	336,000	182,280
Arches Buyer, Inc.
4.25%, 06/01/2028 (a)	97,000	80,389
6.13%, 12/01/2028 (a)(b)	117,000	94,503
British Telecommunications PLC
4.25% to 02/23/2027 then 5 yr. CMT Rate + 2.99%, 11/23/2081 (a)	117,000	102,195
4.88% to 11/23/2031 then 5 yr. CMT Rate + 3.49%, 11/23/2081 (a)(b)	117,000	94,298
C&W Senior Financing DAC, 6.88%, 09/15/2027 (a)	256,000	218,189
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25%, 02/01/2031 (a)(b)	583,000	452,917
4.25%, 01/15/2034 (a)	359,000	258,480
4.50%, 05/01/2032 (b)	540,000	412,371
4.50%, 08/15/2030 (a)	494,000	395,200
4.50%, 06/01/2033 (a)	350,000	261,188
4.75%, 03/01/2030 (a)(b)	620,000	511,995
4.75%, 02/01/2032 (a)	241,000	188,839

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Bond ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited) (Continued)

	Principal Amount	Value
CORPORATE BONDS — 98.4% (Continued)
Communications — 12.5% (Continued)
5.00%, 02/01/2028 (a)	$511,000	$457,344
5.13%, 05/01/2027 (a)	652,000	600,577
5.38%, 06/01/2029 (a)	286,000	250,359
5.50%, 05/01/2026 (a)	175,000	167,738
6.38%, 09/01/2029 (a)	286,000	261,926
7.38%, 03/01/2031 (a)(b)	227,000	214,515
CMG Media Corp., 8.88%, 12/15/2027 (a)	123,000	95,759
Connect Finco SARL / Connect US Finco LLC, 6.75%, 10/01/2026 (a)(b)	386,000	359,347
Consolidated Communications, Inc.
5.00%, 10/01/2028 (a)	93,000	69,750
6.50%, 10/01/2028 (a)	175,000	138,688
CSC Holdings LLC
3.38%, 02/15/2031 (a)	199,000	126,713
4.13%, 12/01/2030 (a)	132,000	88,011
4.50%, 11/15/2031 (a)	321,000	211,459
4.63%, 12/01/2030 (a)(b)	395,000	198,120
5.00%, 11/15/2031 (a)	117,000	59,670
5.38%, 02/01/2028 (a)	199,000	158,454
5.50%, 04/15/2027 (a)	277,000	231,364
5.75%, 01/15/2030 (a)	377,000	196,511
6.50%, 02/01/2029 (a)	350,000	276,705
7.50%, 04/01/2028 (a)	205,000	131,200
11.25%, 05/15/2028 (a)	124,000	118,110
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027 (a)(b)	722,000	631,749
DISH DBS Corp.
5.13%, 06/01/2029	306,000	157,590
5.25%, 12/01/2026 (a)	554,000	447,521
5.75%, 12/01/2028 (a)	436,000	312,119
5.88%, 11/15/2024 (b)	409,000	375,258
7.38%, 07/01/2028	204,000	114,271
7.75%, 07/01/2026	404,000	270,555
Frontier Communications Holdings LLC
5.00%, 05/01/2028 (a)	298,000	257,025
5.88%, 10/15/2027 (a)	154,000	140,333
5.88%, 11/01/2029	175,000	131,469
6.00%, 01/15/2030 (a)(b)	149,000	112,123
6.75%, 05/01/2029 (a)(b)	199,000	157,459
8.63%, 03/15/2031 (a)	175,000	164,281
8.75%, 05/15/2030 (a)	256,000	243,520
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
3.50%, 03/01/2029 (a)	62,000	51,897
5.25%, 12/01/2027 (a)	140,000	131,414

	Principal Amount	Value
Communications — 12.5% (Continued)
Gray Escrow II, Inc., 5.38%, 11/15/2031 (a)	$254,000	$160,122
Hughes Satellite Systems Corp.
5.25%, 08/01/2026	50,000	44,953
6.63%, 08/01/2026	175,000	148,027
iHeartCommunications, Inc.
4.75%, 01/15/2028 (a)	117,000	82,778
5.25%, 08/15/2027 (a)	135,000	98,888
6.38%, 05/01/2026	147,000	119,805
8.38%, 05/01/2027	208,000	127,379
Iliad Holding SASU
6.50%, 10/15/2026 (a)	156,000	145,665
7.00%, 10/15/2028 (a)	186,000	168,343
Intelsat Jackson Holdings SA, 6.50%, 03/15/2030 (a)(b)	603,000	530,639
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029 (a)	152,000	120,075
6.75%, 10/15/2027 (a)	147,000	133,035
Level 3 Financing, Inc.
3.40%, 03/01/2027 (a)(b)	175,000	161,656
3.63%, 01/15/2029 (a)	156,000	80,470
3.75%, 07/15/2029 (a)	171,000	87,104
3.88%, 11/15/2029 (a)(b)	175,000	154,438
4.25%, 07/01/2028 (a)(b)	211,000	119,215
4.63%, 09/15/2027 (a)	199,000	134,101
10.50%, 05/15/2030 (a)(b)	151,000	150,607
Match Group Holdings II LLC
3.63%, 10/01/2031 (a)	117,000	89,878
4.13%, 08/01/2030 (a)	117,000	95,450
4.63%, 06/01/2028 (a)	117,000	104,600
5.00%, 12/15/2027 (a)	105,000	96,900
McGraw-Hill Education, Inc.
5.75%, 08/01/2028 (a)	86,000	72,520
8.00%, 08/01/2029 (a)	170,000	139,876
Nexstar Media, Inc.
4.75%, 11/01/2028 (a)	209,000	175,297
5.63%, 07/15/2027 (a)	338,000	304,220
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.25%, 01/15/2029 (a)	117,000	95,370
4.63%, 03/15/2030 (a)	117,000	94,050
5.00%, 08/15/2027 (a)	152,000	134,900
6.25%, 06/15/2025 (a)	93,000	91,772
Radiate Holdco LLC / Radiate Finance, Inc.
4.50%, 09/15/2026 (a)	141,000	107,772
6.50%, 09/15/2028 (a)	184,000	91,080
Scripps Escrow II, Inc., 3.88%, 01/15/2029 (a)	122,000	92,667
Scripps Escrow, Inc., 5.88%, 07/15/2027 (a)	103,000	76,993

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Bond ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited) (Continued)

	Principal Amount	Value
CORPORATE BONDS — 98.4% (Continued)
Communications — 12.5% (Continued)
Shutterfly Finance LLC, 9.75%, 10/01/2027 (a)	$0	$0
Sinclair Television Group, Inc.
4.13%, 12/01/2030 (a)	175,000	108,595
5.50%, 03/01/2030 (a)	117,000	62,156
Sirius XM Radio, Inc.
3.13%, 09/01/2026 (a)(b)	204,000	182,941
3.88%, 09/01/2031 (a)(b)	286,000	215,215
4.00%, 07/15/2028 (a)(b)	374,000	317,900
4.13%, 07/01/2030 (a)(b)	286,000	227,013
5.00%, 08/01/2027 (a)(b)	286,000	262,281
5.50%, 07/01/2029 (a)	268,000	237,515
Stagwell Global LLC, 5.63%, 08/15/2029 (a)	227,000	187,613
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/2028 (a)	200,000	175,719
Univision Communications, Inc.
4.50%, 05/01/2029 (a)	216,000	172,176
5.13%, 02/15/2025 (a)	225,000	219,425
6.63%, 06/01/2027 (a)	286,000	260,346
7.38%, 06/30/2030 (a)(b)	186,000	163,804
UPC Broadband Finco BV, 4.88%, 07/15/2031 (a)	228,000	181,026
UPC Holding BV, 5.50%, 01/15/2028 (a)	106,000	92,816
Videotron Ltd.
3.63%, 06/15/2029 (a)(b)	117,000	98,426
5.13%, 04/15/2027 (a)	140,000	130,419
Virgin Media Finance PLC, 5.00%, 07/15/2030 (a)(b)	216,000	169,865
Virgin Media Secured Finance PLC
4.50%, 08/15/2030 (a)	174,000	143,249
5.50%, 05/15/2029 (a)(b)	269,000	238,581
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/2028 (a)	117,000	99,450
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031 (a)(b)	291,000	230,545
4.75%, 07/15/2031 (a)	303,000	243,915
VZ Secured Financing BV, 5.00%, 01/15/2032 (a)	287,000	217,414
Windstream Escrow LLC / Windstream Escrow Finance Corp., 7.75%, 08/15/2028 (a)	303,000	236,113
WMG Acquisition Corp.
3.00%, 02/15/2031 (a)(b)	157,000	121,893
3.75%, 12/01/2029 (a)	126,000	105,762
3.88%, 07/15/2030 (a)	125,000	103,844

	Principal Amount	Value
Communications — 12.5% (Continued)
Ziggo Bond Co. BV
5.13%, 02/28/2030 (a)	$67,000	$48,574
6.00%, 01/15/2027 (a)	146,000	133,579
Ziggo BV, 4.88%, 01/15/2030 (a)	172,000	137,231
		22,115,013

Consumer Discretionary — 22.2%
1011778 BC ULC / New Red Finance, Inc.
3.50%, 02/15/2029 (a)(b)	175,000	149,765
3.88%, 01/15/2028 (a)	298,000	266,086
4.00%, 10/15/2030 (a)(b)	570,000	467,065
4.38%, 01/15/2028 (a)	175,000	157,063
Adient Global Holdings Ltd.
4.88%, 08/15/2026 (a)	146,000	135,941
7.00%, 04/15/2028 (a)	117,000	114,994
8.25%, 04/15/2031 (a)	117,000	113,810
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.00%, 06/01/2029 (a)	160,000	115,840
6.63%, 07/15/2026 (a)	399,000	372,467
9.75%, 07/15/2027 (a)	196,000	170,653
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl
4.63%, 06/01/2028 (a)	242,000	198,803
4.63%, 06/01/2028 (a)	141,000	114,781
American Airlines, Inc.
7.25%, 02/15/2028 (a)(b)	175,000	162,969
11.75%, 07/15/2025 (a)(b)	441,000	467,184
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/2026 (a)	463,333	450,323
5.75%, 04/20/2029 (a)	618,000	555,939
American Axle & Manufacturing, Inc.
5.00%, 10/01/2029 (b)	140,000	110,526
6.50%, 04/01/2027 (b)	116,000	109,277
6.88%, 07/01/2028	93,000	82,529
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/2029 (a)	93,000	77,190
4.00%, 01/15/2028 (a)(b)	164,000	147,057
APX Group, Inc.
5.75%, 07/15/2029 (a)	152,000	126,067
6.75%, 02/15/2027 (a)	140,000	134,792
Aramark Services, Inc.
5.00%, 02/01/2028 (a)(b)	194,000	177,995
5.00%, 04/01/2025 (a)	140,000	136,675
Asbury Automotive Group, Inc.
4.50%, 03/01/2028	94,000	83,159
4.63%, 11/15/2029 (a)	62,000	52,355
4.75%, 03/01/2030	104,000	87,724
5.00%, 02/15/2032 (a)	140,000	113,569

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Bond ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited) (Continued)

	Principal Amount	Value
CORPORATE BONDS — 98.4% (Continued)
Consumer Discretionary — 22.2% (Continued)
Ashton Woods USA LLC / Ashton Woods Finance Co., 4.63%, 04/01/2030 (a)	$93,000	$72,656
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/2025 (a)	238,000	235,323
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
4.75%, 04/01/2028 (a)	117,000	100,495
5.38%, 03/01/2029 (a)	140,000	119,726
5.75%, 07/15/2027 (a)	93,000	85,341
Bath & Body Works, Inc.
5.25%, 02/01/2028	117,000	107,334
6.63%, 10/01/2030 (a)	184,000	170,654
7.50%, 06/15/2029 (b)	117,000	114,458
Boyd Gaming Corp.
4.75%, 06/15/2031 (a)	181,000	150,216
4.75%, 12/01/2027	164,000	149,709
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC
4.88%, 02/15/2030 (a)	117,000	89,243
6.25%, 09/15/2027 (a)	140,000	122,353
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (a)	236,000	194,081
6.25%, 07/01/2025 (a)(b)	522,000	513,517
7.00%, 02/15/2030 (a)(b)	399,000	384,401
8.13%, 07/01/2027 (a)(b)	362,000	359,557
Caesars Resort Collection LLC / CRC Finco, Inc., 5.75%, 07/01/2025 (a)	209,000	205,746
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028 (a)	141,000	131,236
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/2028 (a)	411,000	438,228
CDI Escrow Issuer, Inc., 5.75%, 04/01/2030 (a)	166,000	147,929
Cedar Fair LP, 5.25%, 07/15/2029	117,000	100,528
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op
5.38%, 04/15/2027	117,000	108,254
5.50%, 05/01/2025 (a)	204,000	200,110
Century Communities, Inc.
3.88%, 08/15/2029 (a)	117,000	94,478
6.75%, 06/01/2027	117,000	113,022
Churchill Downs, Inc.
4.75%, 01/15/2028 (a)	39,000	35,062
5.50%, 04/01/2027 (a)	140,000	131,464
6.75%, 05/01/2031 (a)	140,000	130,262
Cinemark USA, Inc.
5.25%, 07/15/2028 (a)(b)	139,000	120,850
5.88%, 03/15/2026 (a)	94,000	89,543

	Principal Amount	Value
Consumer Discretionary — 22.2% (Continued)
Clarios Global LP, 6.75%, 05/15/2025 (a)	$105,000	$104,118
Clarios Global LP / Clarios US Finance Co.
6.25%, 05/15/2026 (a)	181,000	176,652
6.75%, 05/15/2028 (a)	175,000	169,877
8.50%, 05/15/2027 (a)(b)	402,000	395,628
Dana, Inc.
4.25%, 09/01/2030	93,000	73,608
5.38%, 11/15/2027	93,000	85,484
5.63%, 06/15/2028	93,000	84,281
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
4.63%, 01/15/2029 (a)	139,000	116,934
6.75%, 01/15/2030 (a)	263,000	209,711
Ford Motor Co.
3.25%, 02/12/2032 (b)	393,000	296,298
4.35%, 12/08/2026	233,000	219,579
6.10%, 08/19/2032 (b)	288,000	266,400
9.63%, 04/22/2030	86,000	95,879
Ford Motor Credit Co. LLC
2.30%, 02/10/2025	179,000	169,116
2.70%, 08/10/2026	258,000	231,377
2.90%, 02/16/2028	149,000	126,851
2.90%, 02/10/2029	149,000	122,009
3.38%, 11/13/2025	273,000	254,846
3.63%, 06/17/2031	169,000	133,431
3.82%, 11/02/2027	149,000	132,997
4.00%, 11/13/2030 (b)	268,000	220,792
4.06%, 11/01/2024	248,000	241,428
4.13%, 08/17/2027	224,000	203,582
4.13%, 08/04/2025	199,000	189,846
4.27%, 01/09/2027	149,000	137,840
4.39%, 01/08/2026	194,000	184,106
4.54%, 08/01/2026	119,000	111,786
4.69%, 06/09/2025	119,000	115,014
4.95%, 05/28/2027 (b)	268,000	251,694
5.11%, 05/03/2029 (b)	181,000	163,962
5.13%, 06/16/2025 (b)	293,000	284,998
6.80%, 05/12/2028 (b)	258,000	257,355
6.95%, 03/06/2026	229,000	229,595
6.95%, 06/10/2026	100,000	100,262
7.20%, 06/10/2030	100,000	99,934
7.35%, 11/04/2027 (b)	183,000	185,173
7.35%, 03/06/2030	114,000	114,570
Gap, Inc.
3.63%, 10/01/2029 (a)	175,000	133,875
3.88%, 10/01/2031 (a)	175,000	125,322
Garda World Security Corp.
4.63%, 02/15/2027 (a)	133,000	118,486

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Bond ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited) (Continued)

	Principal Amount	Value
CORPORATE BONDS — 98.4% (Continued)
Consumer Discretionary — 22.2% (Continued)
6.00%, 06/01/2029 (a)	$117,000	$89,807
7.75%, 02/15/2028 (a)	93,000	89,048
9.50%, 11/01/2027 (a)	141,000	127,285
Goodyear Tire & Rubber Co.
4.88%, 03/15/2027	39,000	35,901
5.00%, 05/31/2026	181,000	171,139
5.00%, 07/15/2029	159,000	136,683
5.25%, 07/15/2031	140,000	114,012
5.25%, 04/30/2031 (b)	128,000	105,464
5.63%, 04/30/2033	105,000	84,210
9.50%, 05/31/2025	187,000	189,104
Hanesbrands, Inc.
4.88%, 05/15/2026 (a)(b)	136,000	124,950
9.00%, 02/15/2031 (a)	140,000	130,200
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 5.75%, 01/20/2026 (a)(b)	251,000	184,874
Hertz Corp.
4.63%, 12/01/2026 (a)	117,000	98,328
5.00%, 12/01/2029 (a)	209,000	150,480
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/2032 (a)	296,000	233,923
3.75%, 05/01/2029 (a)	157,000	135,260
4.00%, 05/01/2031 (a)	177,000	146,746
4.88%, 01/15/2030	199,000	178,984
5.38%, 05/01/2025 (a)	117,000	115,162
5.75%, 05/01/2028 (a)	117,000	112,098
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc
4.88%, 07/01/2031 (a)(b)	117,000	92,418
5.00%, 06/01/2029 (a)	84,000	70,736
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.88%, 04/01/2027	140,000	132,154
International Game Technology PLC
4.13%, 04/15/2026 (a)	175,000	164,938
5.25%, 01/15/2029 (a)	135,000	122,850
6.25%, 01/15/2027 (a)	175,000	170,640
6.50%, 02/15/2025 (a)	117,000	115,836
Jaguar Land Rover Automotive PLC
4.50%, 10/01/2027 (a)(b)	117,000	101,613
5.50%, 07/15/2029 (a)	117,000	100,608
5.88%, 01/15/2028 (a)	152,000	136,895
7.75%, 10/15/2025 (a)	39,000	38,963

	Principal Amount	Value
Consumer Discretionary — 22.2% (Continued)
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/2027 (a)	$135,000	$127,686
Kohl’s Corp., 4.63%, 05/01/2031	117,000	79,548
Las Vegas Sands Corp.
2.90%, 06/25/2025	117,000	110,419
3.50%, 08/18/2026 (b)	209,000	191,845
3.90%, 08/08/2029	175,000	151,209
LBM Acquisition LLC, 6.25%, 01/15/2029 (a)	192,000	151,680
LCM Investments Holdings II LLC
4.88%, 05/01/2029 (a)(b)	164,000	136,982
8.25%, 08/01/2031 (a)	100,000	95,450
Life Time, Inc.
5.75%, 01/15/2026 (a)	116,000	112,426
8.00%, 04/15/2026 (a)	111,000	108,225
Light & Wonder International, Inc.
7.00%, 05/15/2028 (a)	124,000	121,104
7.25%, 11/15/2029 (a)	117,000	113,271
7.50%, 09/01/2031 (a)	100,000	97,747
Lithia Motors, Inc.
3.88%, 06/01/2029 (a)(b)	157,000	129,855
4.38%, 01/15/2031 (a)	128,000	103,680
4.63%, 12/15/2027 (a)	93,000	83,721
Macy’s Retail Holdings LLC
5.88%, 04/01/2029 (a)(b)	117,000	103,147
5.88%, 03/15/2030 (a)	99,000	83,748
6.13%, 03/15/2032 (a)	99,000	81,881
Mattamy Group Corp.
4.63%, 03/01/2030 (a)	140,000	114,365
5.25%, 12/15/2027 (a)(b)	117,000	105,053
Melco Resorts Finance Ltd.
4.88%, 06/06/2025 (a)	109,000	102,611
5.25%, 04/26/2026 (a)	117,000	107,018
5.38%, 12/04/2029 (a)(b)	244,000	194,340
5.63%, 07/17/2027 (a)	140,000	122,266
5.75%, 07/21/2028 (a)(b)	159,000	134,378
MGM China Holdings Ltd.
4.75%, 02/01/2027 (a)	175,000	153,664
5.25%, 06/18/2025 (a)	117,000	111,357
5.88%, 05/15/2026 (a)	175,000	163,778
MGM Resorts International
4.63%, 09/01/2026	93,000	86,490
4.75%, 10/15/2028	175,000	152,868
5.50%, 04/15/2027	158,000	147,335
5.75%, 06/15/2025	158,000	154,527
6.75%, 05/01/2025	175,000	174,043

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Bond ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited) (Continued)

	Principal Amount	Value
CORPORATE BONDS — 98.4% (Continued)
Consumer Discretionary — 22.2% (Continued)
Michaels Cos., Inc.
5.25%, 05/01/2028 (a)	$159,000	$114,474
7.88%, 05/01/2029 (a)	189,000	105,462
Mohegan Tribal Gaming Authority
8.00%, 02/01/2026 (a)	190,000	174,563
13.25%, 12/15/2027 (a)	117,000	123,581
NCL Corp. Ltd.
3.63%, 12/15/2024 (a)	132,000	124,905
5.88%, 03/15/2026 (a)	304,000	272,840
5.88%, 02/15/2027 (a)	109,000	100,410
7.75%, 02/15/2029 (a)(b)	140,000	122,178
8.13%, 01/15/2029 (a)	125,000	122,109
8.38%, 02/01/2028 (a)	140,000	138,408
NCL Finance Ltd., 6.13%, 03/15/2028 (a)	123,000	103,020
Newell Brands, Inc.
4.88%, 06/01/2025	117,000	111,760
5.20%, 04/01/2026	414,000	390,358
6.38%, 09/15/2027 (b)	117,000	109,537
6.63%, 09/15/2029	42,000	38,640
NMG Holding Co., Inc. / Neiman Marcus Group LLC, 7.13%, 04/01/2026 (a)	232,000	216,869
Nordstrom, Inc.
4.25%, 08/01/2031 (b)	99,000	72,525
4.38%, 04/01/2030	117,000	90,663
Odeon Finco PLC, 12.75%, 11/01/2027 (a)(b)	93,000	92,233
Penske Automotive Group, Inc.
3.50%, 09/01/2025	128,000	121,920
3.75%, 06/15/2029	117,000	96,741
PetSmart, Inc. / PetSmart Finance Corp.
4.75%, 02/15/2028 (a)	256,000	226,536
7.75%, 02/15/2029 (a)	239,000	220,179
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
5.63%, 09/01/2029 (a)(b)	115,000	80,581
5.88%, 09/01/2031 (a)	175,000	117,688
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.38%, 08/31/2027 (a)	169,000	148,636
5.75%, 04/15/2026 (a)	291,000	282,270
6.25%, 01/15/2028 (a)	179,000	166,119
QVC, Inc.
4.38%, 09/01/2028	117,000	58,500
4.45%, 02/15/2025	140,000	120,485
4.75%, 02/15/2027	134,000	76,045
Rakuten Group, Inc.
5.13% to 04/22/2026 then 5 yr. CMT Rate + 4.58%, Perpetual (a)	90,000	65,700

	Principal Amount	Value
Consumer Discretionary — 22.2% (Continued)
6.25% to 04/22/2031 then 5 yr. CMT Rate + 4.96%, Perpetual (a)	$199,000	$125,452
10.25%, 11/30/2024 (a)	172,000	174,150
Resorts World Las Vegas LLC / RWLV Capital, Inc., 4.63%, 04/16/2029 (a)	194,000	148,420
Service Corp. International/US
3.38%, 08/15/2030	169,000	134,710
4.00%, 05/15/2031 (b)	147,000	118,891
4.63%, 12/15/2027	128,000	118,311
5.13%, 06/01/2029	175,000	160,311
Six Flags Entertainment Corp.
5.50%, 04/15/2027 (a)	117,000	106,037
7.25%, 05/15/2031 (a)(b)	147,000	135,240
Sonic Automotive, Inc.
4.63%, 11/15/2029 (a)	152,000	126,540
4.88%, 11/15/2031 (a)	117,000	93,161
Sotheby’s, 7.38%, 10/15/2027 (a)	149,000	133,094
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.
8.00%, 09/20/2025 (a)	140,000	103,250
8.00%, 09/20/2025 (a)	119,000	87,763
SRS Distribution, Inc.
4.63%, 07/01/2028 (a)	152,000	132,921
6.00%, 12/01/2029 (a)	174,000	144,855
6.13%, 07/01/2029 (a)	105,000	87,938
Staples, Inc.
7.50%, 04/15/2026 (a)	394,000	321,110
10.75%, 04/15/2027 (a)(b)	234,000	130,611
Station Casinos LLC
4.50%, 02/15/2028 (a)	160,000	137,783
4.63%, 12/01/2031 (a)	42,000	33,071
Studio City Finance Ltd.
5.00%, 01/15/2029 (a)	152,000	109,896
6.00%, 07/15/2025 (a)	117,000	110,234
6.50%, 01/15/2028 (a)	117,000	96,598
Taylor Morrison Communities, Inc.
5.13%, 08/01/2030 (a)	117,000	98,046
5.75%, 01/15/2028 (a)	105,000	95,696
5.88%, 06/15/2027 (a)	117,000	109,688
Tempur Sealy International, Inc.
3.88%, 10/15/2031 (a)	162,000	121,298
4.00%, 04/15/2029 (a)	147,000	120,467
Tenneco, Inc., 8.00%, 11/17/2028 (a)	375,000	300,938
TKC Holdings, Inc.
6.88%, 05/15/2028 (a)	99,000	85,390
10.50%, 05/15/2029 (a)	158,000	126,889
Travel + Leisure Co.
4.50%, 12/01/2029 (a)	152,000	125,195

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Bond ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited) (Continued)

	Principal Amount	Value
CORPORATE BONDS — 98.4% (Continued)
Consumer Discretionary — 22.2% (Continued)
6.00%, 04/01/2027	$93,000	$86,839
6.63%, 07/31/2026 (a)	152,000	147,425
United Airlines, Inc.
4.38%, 04/15/2026 (a)	409,000	379,177
4.63%, 04/15/2029 (a)	389,000	328,511
Valvoline, Inc.
3.63%, 06/15/2031 (a)	125,000	95,000
4.25%, 02/15/2030 (a)	140,000	137,496
Viking Cruises Ltd.
5.88%, 09/15/2027 (a)	163,000	146,847
7.00%, 02/15/2029 (a)	117,000	105,885
9.13%, 07/15/2031 (a)	100,000	98,250
VistaJet Malta Finance PLC / Vista Management Holding, Inc.
6.38%, 02/01/2030 (a)	134,000	89,820
7.88%, 05/01/2027 (a)	117,000	90,090
9.50%, 06/01/2028 (a)	117,000	89,505
VOC Escrow Ltd., 5.00%, 02/15/2028 (a)	158,000	141,703
Williams Scotsman, Inc.
4.63%, 08/15/2028 (a)	117,000	103,828
6.13%, 06/15/2025 (a)	123,000	121,006
7.38%, 10/01/2031 (a)	100,000	98,325
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.25%, 05/15/2027 (a)(b)	146,000	135,254
5.50%, 03/01/2025 (a)	282,000	276,868
Wynn Macau Ltd.
5.13%, 12/15/2029 (a)	109,000	85,516
5.50%, 01/15/2026 (a)	204,000	188,938
5.50%, 10/01/2027 (a)	175,000	152,468
5.63%, 08/26/2028 (a)	291,000	243,612
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.13%, 10/01/2029 (a)	135,000	114,764
7.13%, 02/15/2031 (a)	140,000	130,011
Yum! Brands, Inc.
3.63%, 03/15/2031	131,000	106,299
4.63%, 01/31/2032	227,000	193,240
4.75%, 01/15/2030 (a)	187,000	166,626
5.38%, 04/01/2032 (b)	204,000	182,631
ZF North America Capital, Inc.
4.75%, 04/29/2025 (a)	217,000	209,094
6.88%, 04/14/2028 (a)	140,000	135,622
7.13%, 04/14/2030 (a)	140,000	135,814
		38,988,449

Consumer Staples — 3.3%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
3.25%, 03/15/2026 (a)	175,000	162,203

	Principal Amount	Value
Consumer Staples — 3.3% (Continued)
3.50%, 03/15/2029 (a)	$291,000	$247,944
4.63%, 01/15/2027 (a)	291,000	273,034
4.88%, 02/15/2030 (a)	109,000	97,443
5.88%, 02/15/2028 (a)	175,000	167,125
6.50%, 02/15/2028 (a)	175,000	171,832
7.50%, 03/15/2026 (a)	140,000	142,275
B&G Foods, Inc., 5.25%, 09/15/2027	81,000	66,688
Central Garden & Pet Co.
4.13%, 10/15/2030	117,000	95,355
4.13%, 04/30/2031 (a)	93,000	73,935
Coty, Inc.
5.00%, 04/15/2026 (a)(b)	186,000	177,924
6.50%, 04/15/2026 (a)	110,000	108,350
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
4.75%, 01/15/2029 (a)	117,000	103,586
6.63%, 07/15/2030 (a)	150,000	143,394
Darling Ingredients, Inc., 6.00%, 06/15/2030 (a)(b)	134,000	126,164
Edgewell Personal Care Co.
4.13%, 04/01/2029 (a)(b)	117,000	97,973
5.50%, 06/01/2028 (a)	175,000	159,679
Energizer Holdings, Inc.
4.38%, 03/31/2029 (a)	162,000	133,234
4.75%, 06/15/2028 (a)	140,000	119,945
Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.88%, 09/01/2025 (a)	15,000	14,055
HLF Financing Sarl LLC / Herbalife International, Inc., 4.88%, 06/01/2029 (a)	140,000	95,637
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
5.00%, 12/31/2026 (a)	111,000	100,455
7.00%, 12/31/2027 (a)	123,000	104,858
Lamb Weston Holdings, Inc.
4.13%, 01/31/2030 (a)	202,000	171,567
4.38%, 01/31/2032 (a)	164,000	135,590
4.88%, 05/15/2028 (a)	117,000	107,786
Performance Food Group, Inc.
4.25%, 08/01/2029 (a)	209,000	176,669
5.50%, 10/15/2027 (a)	213,000	199,066
Pilgrim’s Pride Corp.
3.50%, 03/01/2032	181,000	137,886
4.25%, 04/15/2031	109,000	89,780
6.25%, 07/01/2033	139,000	127,871
Post Holdings, Inc.
4.50%, 09/15/2031 (a)(b)	239,000	193,570
4.63%, 04/15/2030 (a)	284,000	238,179

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Bond ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited) (Continued)

	Principal Amount	Value
CORPORATE BONDS — 98.4% (Continued)
Consumer Staples — 3.3% (Continued)
5.50%, 12/15/2029 (a)	$263,000	$232,426
5.63%, 01/15/2028 (a)	195,000	181,191
5.75%, 03/01/2027 (a)	107,000	101,820
Spectrum Brands, Inc., 3.88%, 03/15/2031 (a)	117,000	93,746
US Foods, Inc.
4.63%, 06/01/2030 (a)	117,000	99,889
4.75%, 02/15/2029 (a)(b)	181,000	159,280
7.25%, 01/15/2032 (a)	90,000	88,433
Vector Group Ltd.
5.75%, 02/01/2029 (a)	175,000	148,514
10.50%, 11/01/2026 (a)	125,000	124,889
		5,791,240

Energy — 12.4%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.38%, 06/15/2029 (a)	175,000	159,228
5.75%, 03/01/2027 (a)(b)	152,000	145,045
5.75%, 01/15/2028 (a)	152,000	142,500
7.88%, 05/15/2026 (a)	128,000	128,925
Antero Resources Corp.
5.38%, 03/01/2030 (a)(b)	140,000	127,750
7.63%, 02/01/2029 (a)	97,000	98,366
Archrock Partners LP / Archrock Partners Finance Corp.
6.25%, 04/01/2028 (a)	147,000	136,526
6.88%, 04/01/2027 (a)(b)	117,000	112,774
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
5.88%, 06/30/2029 (a)	93,000	82,584
7.00%, 11/01/2026 (a)	140,000	135,340
8.25%, 12/31/2028 (a)	120,000	118,836
Baytex Energy Corp.
8.50%, 04/30/2030 (a)	187,000	185,130
8.75%, 04/01/2027 (a)	110,000	110,825
Buckeye Partners LP
3.95%, 12/01/2026	140,000	127,109
4.13%, 03/01/2025 (a)	117,000	111,419
4.13%, 12/01/2027	93,000	80,594
4.50%, 03/01/2028 (a)	117,000	102,053
Callon Petroleum Co.
7.50%, 06/15/2030 (a)(b)	140,000	135,604
8.00%, 08/01/2028 (a)	152,000	149,720
Chesapeake Energy Corp.
5.50%, 02/01/2026 (a)	117,000	113,605
5.88%, 02/01/2029 (a)	117,000	110,220
6.75%, 04/15/2029 (a)	197,000	192,724
CITGO Petroleum Corp.
6.38%, 06/15/2026 (a)	122,000	119,710
7.00%, 06/15/2025 (a)	233,000	228,577

	Principal Amount	Value
Energy — 12.4% (Continued)
8.38%, 01/15/2029 (a)	$200,000	$198,000
Civitas Resources, Inc.
8.38%, 07/01/2028 (a)	250,000	251,562
8.63%, 11/01/2030 (a)	170,000	173,488
8.75%, 07/01/2031 (a)	250,000	252,499
CNX Resources Corp.
6.00%, 01/15/2029 (a)	117,000	107,348
7.38%, 01/15/2031 (a)	117,000	111,735
Comstock Resources, Inc.
5.88%, 01/15/2030 (a)(b)	146,000	124,830
6.75%, 03/01/2029 (a)	242,000	219,917
CQP Holdco LP / BIP-V Chinook Holdco LLC, 5.50%, 06/15/2031 (a)	213,000	185,275
Crescent Energy Finance LLC
7.25%, 05/01/2026 (a)	119,000	114,835
9.25%, 02/15/2028 (a)	93,000	94,019
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
5.63%, 05/01/2027 (a)	140,000	134,663
5.75%, 04/01/2025	117,000	115,538
6.00%, 02/01/2029 (a)	164,000	157,850
7.38%, 02/01/2031 (a)	140,000	141,453
8.00%, 04/01/2029 (a)	105,000	107,373
CrownRock LP / CrownRock Finance, Inc.
5.00%, 05/01/2029 (a)	93,000	87,350
5.63%, 10/15/2025 (a)	127,000	125,251
CVR Energy, Inc.
5.25%, 02/15/2025 (a)	140,000	136,881
5.75%, 02/15/2028 (a)	93,000	83,432
DT Midstream, Inc.
4.13%, 06/15/2029 (a)	157,000	134,785
4.38%, 06/15/2031 (a)	204,000	169,320
Earthstone Energy Holdings LLC
8.00%, 04/15/2027 (a)	100,000	101,482
9.88%, 07/15/2031 (a)(b)	100,000	107,881
eG Global Finance PLC
6.75%, 02/07/2025 (a)	135,000	133,035
8.50%, 10/30/2025 (a)	58,000	57,024
Endeavor Energy Resources LP / EER Finance, Inc., 5.75%, 01/30/2028 (a)	204,000	195,718
Energian Israel Finance Ltd.
4.88%, 03/30/2026 (a)	146,000	128,560
5.38%, 03/30/2028 (a)	146,000	119,451
5.88%, 03/30/2031 (a)	146,000	116,884
8.50%, 09/30/2033 (a)	125,000	109,191
EnLink Midstream LLC
5.38%, 06/01/2029	116,000	106,169
5.63%, 01/15/2028 (a)	117,000	110,464

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Bond ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited) (Continued)

	Principal Amount	Value
CORPORATE BONDS — 98.4% (Continued)
Energy — 12.4% (Continued)
6.50%, 09/01/2030 (a)	$184,000	$176,541
EnLink Midstream Partners LP
4.15%, 06/01/2025	98,000	93,864
4.85%, 07/15/2026	115,000	109,164
EQM Midstream Partners LP
4.13%, 12/01/2026	117,000	108,341
4.50%, 01/15/2029 (a)	147,000	129,067
4.75%, 01/15/2031 (a)(b)	197,000	166,075
5.50%, 07/15/2028 (b)	104,000	96,859
6.00%, 07/01/2025 (a)	93,000	90,826
6.50%, 07/01/2027 (a)	181,000	176,018
7.50%, 06/01/2027 (a)	117,000	116,017
7.50%, 06/01/2030 (a)	117,000	115,148
Genesis Energy LP / Genesis Energy Finance Corp.
6.50%, 10/01/2025	125,000	122,230
7.75%, 02/01/2028	137,000	128,780
8.00%, 01/15/2027 (b)	189,000	181,440
8.88%, 04/15/2030	117,000	112,791
Hess Midstream Operations LP
4.25%, 02/15/2030 (a)	50,000	42,931
5.13%, 06/15/2028 (a)	128,000	118,535
5.50%, 10/15/2030 (a)	93,000	84,662
5.63%, 02/15/2026 (a)	186,000	180,685
Hilcorp Energy I LP / Hilcorp Finance Co.
5.75%, 02/01/2029 (a)	140,000	125,202
6.00%, 02/01/2031 (a)(b)	140,000	122,700
6.00%, 04/15/2030 (a)	117,000	103,788
6.25%, 11/01/2028 (a)	140,000	130,861
6.25%, 04/15/2032 (a)	117,000	102,083
ITT Holdings LLC, 6.50%, 08/01/2029 (a)	201,000	168,086
Kinetik Holdings LP, 5.88%, 06/15/2030 (a)	169,000	155,856
Leviathan Bond Ltd.
6.13%, 06/30/2025 (a)	140,000	130,011
6.50%, 06/30/2027 (a)	140,000	123,272
6.75%, 06/30/2030 (a)	128,000	108,697
Matador Resources Co.
5.88%, 09/15/2026	163,000	157,078
6.88%, 04/15/2028 (a)	117,000	114,397
MEG Energy Corp.
5.88%, 02/01/2029 (a)	140,000	130,717
7.13%, 02/01/2027 (a)	136,000	137,190
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/2026 (a)	164,000	157,001
10.50%, 05/15/2027 (a)	117,000	115,684

	Principal Amount	Value
Energy — 12.4% (Continued)
Murphy Oil Corp.
5.88%, 12/01/2027	$127,000	$122,057
6.38%, 07/15/2028	105,000	101,448
Murphy Oil USA, Inc.
3.75%, 02/15/2031 (a)(b)	117,000	93,580
4.75%, 09/15/2029 (b)	117,000	103,761
Nabors Industries Ltd., 7.25%, 01/15/2026 (a)	131,000	122,430
Nabors Industries, Inc.
5.75%, 02/01/2025	117,000	113,672
7.38%, 05/15/2027 (a)	164,000	153,322
New Fortress Energy, Inc.
6.50%, 09/30/2026 (a)(b)	306,000	273,869
6.75%, 09/15/2025 (a)	253,000	234,657
NGL Energy Operating LLC / NGL Energy Finance Corp., 7.50%, 02/01/2026 (a)	380,000	370,974
Northern Oil and Gas, Inc.
8.13%, 03/01/2028 (a)	165,000	162,530
8.75%, 06/15/2031 (a)(b)	117,000	116,553
NuStar Logistics LP
5.63%, 04/28/2027	128,000	120,982
5.75%, 10/01/2025	140,000	135,596
6.00%, 06/01/2026	117,000	113,145
6.38%, 10/01/2030 (b)	140,000	129,662
Parkland Corp.
4.50%, 10/01/2029 (a)	147,000	126,435
4.63%, 05/01/2030 (a)	147,000	125,318
5.88%, 07/15/2027 (a)	117,000	112,028
PBF Holding Co. LLC / PBF Finance Corp.
6.00%, 02/15/2028	147,000	135,596
7.88%, 09/15/2030 (a)	100,000	96,816
Permian Resources Operating LLC
5.88%, 07/01/2029 (a)	164,000	152,520
7.00%, 01/15/2032 (a)	90,000	87,339
Range Resources Corp.
4.75%, 02/15/2030 (a)	117,000	103,691
4.88%, 05/15/2025	90,000	87,525
8.25%, 01/15/2029	140,000	143,325
Rockies Express Pipeline LLC
3.60%, 05/15/2025 (a)	93,000	88,001
4.95%, 07/15/2029 (a)	128,000	112,657
SM Energy Co.
6.50%, 07/15/2028	93,000	89,403
6.63%, 01/15/2027	97,000	94,550
6.75%, 09/15/2026	98,000	96,257
Southwestern Energy Co.
4.75%, 02/01/2032	179,000	153,918
5.38%, 02/01/2029	163,000	150,656

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Bond ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited) (Continued)

	Principal Amount	Value
CORPORATE BONDS — 98.4% (Continued)
Energy — 12.4% (Continued)
5.38%, 03/15/2030 (b)	$156,000	$143,130
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 9.00%, 10/15/2026 (a)(c)	154,000	147,840
Sunoco LP / Sunoco Finance Corp.
4.50%, 05/15/2029	147,000	127,142
4.50%, 04/30/2030	147,000	125,759
5.88%, 03/15/2028	93,000	87,927
6.00%, 04/15/2027	15,000	14,425
7.00%, 09/15/2028 (a)	50,000	48,771
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
5.50%, 01/15/2028 (a)	175,000	154,000
6.00%, 09/01/2031 (a)	117,000	98,573
6.00%, 03/01/2027 (a)	100,000	91,673
6.00%, 12/31/2030 (a)	50,000	42,220
7.50%, 10/01/2025 (a)	140,000	138,030
Transocean Titan Financing Ltd., 8.38%, 02/01/2028 (a)	123,000	123,141
Transocean, Inc.
7.50%, 01/15/2026 (a)	133,000	127,395
8.00%, 02/01/2027 (a)	143,000	134,226
8.75%, 02/15/2030 (a)	199,500	198,809
11.50%, 01/30/2027 (a)(b)	161,000	167,541
USA Compression Partners LP / USA Compression Finance Corp.
6.88%, 04/01/2026	170,000	164,604
6.88%, 09/01/2027	50,000	47,750
Valaris Ltd., 8.38%, 04/30/2030 (a)	200,000	196,250
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029 (a)(b)	263,000	218,948
3.88%, 11/01/2033 (a)	253,000	191,113
4.13%, 08/15/2031 (a)	268,000	215,919
6.25%, 01/15/2030 (a)	129,000	121,327
Venture Global LNG, Inc.
8.13%, 06/01/2028 (a)(b)	427,000	413,976
8.38%, 06/01/2031 (a)	417,000	396,149
9.50%, 02/01/2029 (a)	425,000	430,843
9.88%, 02/01/2032 (a)	250,000	253,624
Vital Energy, Inc.
9.50%, 01/15/2025	106,000	106,530
9.75%, 10/15/2030	100,000	97,863
10.13%, 01/15/2028	125,000	125,234
Weatherford International Ltd., 8.63%, 04/30/2030 (a)	325,000	328,656
		21,804,685

Financials — 9.0%
Acrisure LLC / Acrisure Finance, Inc.
4.25%, 02/15/2029 (a)	164,000	134,685

	Principal Amount	Value
Financials — 9.0% (Continued)
6.00%, 08/01/2029 (a)	$117,000	$93,982
7.00%, 11/15/2025 (a)	151,000	146,515
10.13%, 08/01/2026 (a)	93,000	93,517
AerCap Global Aviation Trust, 6.50% to 06/15/2025 then 3 mo. Term SOFR + 4.56%, 06/15/2045(a)(b)	117,000	114,759
AG Issuer LLC, 6.25%, 03/01/2028 (a)	117,000	108,071
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/2027 (a)	117,000	117,076
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
4.25%, 10/15/2027 (a)	50,000	44,000
5.88%, 11/01/2029 (a)	105,000	88,129
6.75%, 10/15/2027 (a)(b)	284,000	258,842
6.75%, 04/15/2028 (a)	268,000	254,600
Ally Financial, Inc.
5.75%, 11/20/2025 (b)	151,000	144,424
6.70%, 02/14/2033	117,000	98,512
AssuredPartners, Inc.
5.63%, 01/15/2029 (a)	128,000	108,555
7.00%, 08/15/2025 (a)	117,000	114,867
Block, Inc.
2.75%, 06/01/2026	209,000	188,173
3.50%, 06/01/2031	124,000	95,567
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL
4.50%, 04/01/2027 (a)	175,000	145,564
5.75%, 05/15/2026 (a)	101,000	92,380
Burford Capital Global Finance LLC, 6.25%, 04/15/2028 (a)	100,000	91,206
Coinbase Global, Inc.
3.38%, 10/01/2028 (a)(b)	194,000	141,620
3.63%, 10/01/2031 (a)(b)	144,000	97,877
Compass Group Diversified Holdings LLC, 5.25%, 04/15/2029 (a)	169,000	144,716
Curo Group Holdings Corp., 7.50%, 08/01/2028 (a)	160,000	60,800
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/2028 (a)(b)	100,000	91,363
FirstCash, Inc., 5.63%, 01/01/2030 (a)	128,000	113,280
Freedom Mortgage Corp.
6.63%, 01/15/2027 (a)	27,000	23,355
7.63%, 05/01/2026 (a)	15,000	13,784
12.00%, 10/01/2028 (a)	100,000	100,210
12.25%, 10/01/2030 (a)	100,000	99,688
GGAM Finance Ltd., 8.00%, 06/15/2028 (a)	100,000	98,600

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Bond ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited) (Continued)

	Principal Amount	Value
CORPORATE BONDS — 98.4% (Continued)
Financials — 9.0% (Continued)
Global Atlantic Fin Co., 4.70% to 10/15/2026 then 5 yr. CMT Rate + 3.80%, 10/15/2051 (a)	$175,000	$122,255
GTCR AP Finance, Inc., 8.00%, 05/15/2027 (a)	111,000	108,023
GTCR W-2 Merger Sub LLC, 7.50%, 01/15/2031 (a)	400,000	395,336
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026 (a)	109,000	95,648
6.00%, 04/15/2025 (a)	93,000	90,235
HUB International Ltd.
5.63%, 12/01/2029 (a)	128,000	110,386
7.00%, 05/01/2026 (a)	241,000	233,613
7.25%, 06/15/2030 (a)(b)	400,000	390,000
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.38%, 02/01/2029	175,000	135,618
5.25%, 05/15/2027 (b)	270,000	231,525
6.25%, 05/15/2026	197,000	179,787
6.38%, 12/15/2025	175,000	164,286
Intesa Sanpaolo SpA
4.20% to 06/01/2031 then 1 Year CMT Rate + 2.60%, 06/01/2032 (a)	175,000	124,393
5.71%, 01/15/2026 (a)	286,000	270,972
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032 (a)	175,000	143,225
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 5.00%, 08/15/2028 (a)	194,000	153,900
Jones Deslauriers Insurance Management, Inc., 8.50%, 03/15/2030 (a)	125,000	123,148
Kennedy-Wilson, Inc.
4.75%, 03/01/2029	140,000	106,080
4.75%, 02/01/2030	140,000	102,200
5.00%, 03/01/2031	140,000	100,450
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.25%, 02/01/2027 (a)	152,000	132,867
4.75%, 06/15/2029 (a)	152,000	122,550
LD Holdings Group LLC
6.13%, 04/01/2028 (a)	117,000	65,554
6.50%, 11/01/2025 (a)	117,000	94,542
Liberty Mutual Group, Inc.
4.13% to 12/15/2026 then 5 yr. CMT Rate + 3.32%, 12/15/2051 (a)	117,000	92,901
4.30%, 02/01/2061 (a)	187,000	97,943

	Principal Amount	Value
Financials — 9.0% (Continued)
Macquarie Airfinance Holdings Ltd.
8.13%, 03/30/2029 (a)	$100,000	$98,196
8.38%, 05/01/2028 (a)	100,000	99,646
Midcap Financial Issuer Trust
5.63%, 01/15/2030 (a)	93,000	72,012
6.50%, 05/01/2028 (a)	134,000	114,195
MPT Operating Partnership LP / MPT Finance Corp.
3.50%, 03/15/2031 (b)	194,000	117,370
4.63%, 08/01/2029 (b)	171,000	118,438
5.00%, 10/15/2027 (b)	248,000	191,797
5.25%, 08/01/2026	117,000	100,620
Nationstar Mortgage Holdings, Inc.
5.13%, 12/15/2030 (a)	122,000	99,461
5.50%, 08/15/2028 (a)	199,000	176,277
5.75%, 11/15/2031 (a)	140,000	115,916
6.00%, 01/15/2027 (a)	140,000	130,225
Navient Corp.
4.88%, 03/15/2028	117,000	96,701
5.00%, 03/15/2027	164,000	143,309
5.50%, 03/15/2029	175,000	141,542
6.75%, 06/25/2025	117,000	114,089
6.75%, 06/15/2026	117,000	110,911
9.38%, 07/25/2030	117,000	109,769
NFP Corp.
4.88%, 08/15/2028 (a)	128,000	112,451
6.88%, 08/15/2028 (a)	386,000	329,893
OneMain Finance Corp.
3.50%, 01/15/2027	135,000	114,075
3.88%, 09/15/2028	140,000	111,075
4.00%, 09/15/2030	159,000	116,992
5.38%, 11/15/2029(b)	175,000	144,185
6.63%, 01/15/2028	62,000	56,653
6.88%, 03/15/2025(b)	168,000	165,685
7.13%, 03/15/2026	265,000	257,321
9.00%, 01/15/2029	100,000	97,500
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
4.88%, 05/15/2029 (a)	175,000	146,575
5.88%, 10/01/2028 (a)	170,000	152,713
7.50%, 06/01/2025 (a)	152,000	150,664
PennyMac Financial Services, Inc.
4.25%, 02/15/2029 (a)	152,000	124,239
5.38%, 10/15/2025 (a)	152,000	144,238
5.75%, 09/15/2031 (a)	117,000	95,823
PRA Group, Inc., 8.38%, 02/01/2028 (a)	93,000	76,493
Realogy Group LLC / Realogy Co.-Issuer Corp.
5.25%, 04/15/2030 (a)	100,000	61,625

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Bond ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited) (Continued)

	Principal Amount	Value
CORPORATE BONDS — 98.4% (Continued)
Financials — 9.0% (Continued)
5.75%, 01/15/2029 (a)	$121,000	$75,020
RHP Hotel Properties LP / RHP Finance Corp.
4.50%, 02/15/2029 (a)	140,000	119,119
4.75%, 10/15/2027	164,000	149,035
RLJ Lodging Trust LP, 4.00%, 09/15/2029 (a)	117,000	95,355
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
2.88%, 10/15/2026 (a)	234,000	203,653
3.63%, 03/01/2029 (a)(b)	175,000	142,314
3.88%, 03/01/2031 (a)(b)	223,000	172,639
4.00%, 10/15/2033 (a)(b)	169,000	124,156
SLM Corp.
3.13%, 11/02/2026	117,000	102,287
4.20%, 10/29/2025	117,000	109,054
Starwood Property Trust, Inc.
3.63%, 07/15/2026 (a)	93,000	81,850
3.75%, 12/31/2024 (a)	93,000	87,843
4.38%, 01/15/2027 (a)(b)	117,000	100,488
4.75%, 03/15/2025 (b)	117,000	112,147
Synchrony Financial, 7.25%, 02/02/2033	175,000	148,711
UniCredit SpA
5.46% to 06/30/2030 then 5 yr. CMT Rate + 4.75%, 06/30/2035 (a)	321,000	263,444
5.86% to 06/19/2027 then 5 Year Mid Swap Rate USD + 3.70%, 06/19/2032 (a)(b)	209,000	188,965
7.30% to 04/02/2029 then 5 Year Mid Swap Rate USD + 4.91%, 04/02/2034 (a)	168,000	155,639
United Wholesale Mortgage LLC
5.50%, 11/15/2025 (a)	147,000	139,922
5.50%, 04/15/2029 (a)	49,000	40,670
5.75%, 06/15/2027 (a)	117,000	106,462
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 6.00%, 01/15/2030 (a)	164,000	101,311
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
4.75%, 04/15/2028 (a)	133,000	106,151
6.50%, 02/15/2029 (a)	220,000	142,036
10.50%, 02/15/2028 (a)	529,000	509,304
XHR LP
4.88%, 06/01/2029 (a)	117,000	99,219
6.38%, 08/15/2025 (a)	117,000	113,636
		15,905,258

	Principal Amount	Value
Health Care — 8.4%
AdaptHealth LLC
4.63%, 08/01/2029 (a)	$117,000	$87,458
5.13%, 03/01/2030 (a)	140,000	106,050
Avantor Funding, Inc.
3.88%, 11/01/2029 (a)	162,000	135,610
4.63%, 07/15/2028 (a)	298,000	265,593
Bausch & Lomb Escrow Corp., 8.38%, 10/01/2028 (a)	280,000	278,045
Bausch Health Americas, Inc.
8.50%, 01/31/2027 (a)	150,000	68,113
9.25%, 04/01/2026 (a)(b)	173,000	152,368
Bausch Health Cos., Inc.
4.88%, 06/01/2028 (a)	280,000	139,236
5.00%, 01/30/2028 (a)	101,000	37,136
5.00%, 02/15/2029 (a)	106,000	37,100
5.25%, 01/30/2030 (a)	142,000	49,168
5.25%, 02/15/2031 (a)	108,000	37,800
5.50%, 11/01/2025 (a)	328,000	282,899
5.75%, 08/15/2027 (a)	117,000	60,840
6.13%, 02/01/2027 (a)	114,000	63,270
6.25%, 02/15/2029 (a)	152,000	55,480
9.00%, 12/15/2025 (a)(b)	109,000	95,484
11.00%, 09/30/2028 (a)	356,000	216,067
Catalent Pharma Solutions, Inc.
3.13%, 02/15/2029 (a)	128,000	100,451
3.50%, 04/01/2030 (a)(b)	152,000	119,320
5.00%, 07/15/2027 (a)	117,000	104,276
Charles River Laboratories International, Inc.
3.75%, 03/15/2029 (a)	27,000	22,863
4.00%, 03/15/2031 (a)	117,000	95,655
CHS/Community Health Systems, Inc.
4.75%, 02/15/2031 (a)	163,000	110,229
5.25%, 05/15/2030 (a)	324,000	230,040
5.63%, 03/15/2027 (a)(b)	290,000	233,478
6.00%, 01/15/2029 (a)	151,000	114,383
6.13%, 04/01/2030 (a)	253,000	98,038
6.88%, 04/15/2029 (a)	295,000	120,950
6.88%, 04/01/2028 (a)	137,000	55,896
8.00%, 03/15/2026 (a)(b)	432,000	394,054
8.00%, 12/15/2027 (a)	164,000	139,400
DaVita, Inc.
3.75%, 02/15/2031 (a)(b)	286,000	205,683
4.63%, 06/01/2030 (a)	494,000	387,172
Encompass Health Corp.
4.50%, 02/01/2028	147,000	132,525
4.63%, 04/01/2031	93,000	77,423
4.75%, 02/01/2030	62,000	53,720

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Bond ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited) (Continued)

	Principal Amount	Value
CORPORATE BONDS — 98.4% (Continued)
Health Care — 8.4% (Continued)
Heartland Dental LLC / Heartland Dental Finance Corp., 10.50%, 04/30/2028 (a)	$120,000	$115,186
Hologic, Inc.
3.25%, 02/15/2029 (a)	182,000	151,890
4.63%, 02/01/2028 (a)	93,000	84,700
IQVIA, Inc.
5.00%, 05/15/2027 (a)	232,000	218,593
5.00%, 10/15/2026 (a)(b)	221,000	211,276
6.50%, 05/15/2030 (a)	117,000	113,535
Jazz Securities DAC, 4.38%, 01/15/2029 (a)	236,000	204,730
Legacy LifePoint Health LLC, 4.38%, 02/15/2027 (a)(b)	140,000	115,675
LifePoint Health, Inc.
5.38%, 01/15/2029 (a)	117,000	70,931
9.88%, 08/15/2030 (a)	150,000	135,757
11.00%, 10/15/2030 (a)	200,000	188,740
Medline Borrower LP
3.88%, 04/01/2029 (a)	895,000	755,155
5.25%, 10/01/2029 (a)(b)	501,000	425,849
ModivCare Escrow Issuer, Inc., 5.00%, 10/01/2029 (a)	117,000	85,240
ModivCare, Inc., 5.88%, 11/15/2025 (a)	117,000	111,102
Molina Healthcare, Inc.
3.88%, 05/15/2032 (a)	175,000	138,165
3.88%, 11/15/2030 (a)	107,000	87,296
4.38%, 06/15/2028 (a)	157,000	140,397
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
4.13%, 04/30/2028 (a)	432,000	373,151
5.13%, 04/30/2031 (a)	414,000	323,840
Owens & Minor, Inc.
4.50%, 03/31/2029 (a)	117,000	94,352
6.63%, 04/01/2030 (a)(b)	140,000	122,666
Perrigo Finance Unlimited Co.
3.90%, 12/15/2024	164,000	158,875
4.38%, 03/15/2026	164,000	153,882
4.65%, 06/15/2030	50,000	41,741
Prestige Brands, Inc.
3.75%, 04/01/2031 (a)	140,000	110,775
5.13%, 01/15/2028 (a)	93,000	85,743
Radiology Partners, Inc., 9.25%, 02/01/2028 (a)	166,000	63,151
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 9.75%, 12/01/2026 (a)(b)	269,000	250,843

	Principal Amount	Value
Health Care — 8.4% (Continued)
RP Escrow Issuer LLC, 5.25%, 12/15/2025 (a)(b)	$147,000	$104,738
Select Medical Corp., 6.25%, 08/15/2026 (a)(b)	257,000	250,414
Star Parent, Inc., 9.00%, 10/01/2030 (a)	200,000	198,380
Teleflex, Inc.
4.25%, 06/01/2028 (a)	117,000	103,575
4.63%, 11/15/2027	117,000	107,318
Tenet Healthcare Corp.
4.25%, 06/01/2029	263,000	224,834
4.38%, 01/15/2030	275,000	232,719
4.63%, 06/15/2028	140,000	124,652
4.88%, 01/01/2026	432,000	414,551
5.13%, 11/01/2027	286,000	264,243
6.13%, 10/01/2028 (b)	431,000	399,213
6.13%, 06/15/2030	414,000	384,075
6.25%, 02/01/2027	286,000	275,097
6.75%, 05/15/2031 (a)	291,000	276,086
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026 (b)	652,000	575,004
4.75%, 05/09/2027 (b)	194,000	175,838
5.13%, 05/09/2029	194,000	169,945
6.75%, 03/01/2028 (b)	167,000	159,694
7.13%, 01/31/2025	99,000	98,099
7.88%, 09/15/2029 (b)	140,000	138,134
8.13%, 09/15/2031	117,000	115,538
		14,888,656

Industrials — 8.4%
ADT Security Corp., 4.13%, 08/01/2029 (a)	209,000	179,339
Air Canada, 3.88%, 08/15/2026 (a)	156,000	141,960
Albion Financing 1 SARL / Aggreko Holdings, Inc., 6.13%, 10/15/2026 (a)(b)	132,000	122,100
Albion Financing 2 Sarl, 8.75%, 04/15/2027 (a)	105,000	95,671
Allison Transmission, Inc.
3.75%, 01/30/2031 (a)	109,000	86,376
4.75%, 10/01/2027 (a)	93,000	84,863
5.88%, 06/01/2029 (a)	117,000	108,345
American Airlines Group, Inc., 3.75%, 03/01/2025 (a)	117,000	109,250
Beacon Roofing Supply, Inc., 6.50%, 08/01/2030 (a)	125,000	119,250
Bombardier, Inc.
6.00%, 02/15/2028 (a)	135,000	119,741
7.13%, 06/15/2026 (a)	156,000	150,037
7.50%, 02/01/2029 (a)(b)	175,000	162,094

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Bond ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited) (Continued)

	Principal Amount	Value
CORPORATE BONDS — 98.4% (Continued)
Industrials — 8.4% (Continued)
7.88%, 04/15/2027 (a)	$218,000	$209,535
Brand Industrial Services, Inc., 10.38%, 08/01/2030 (a)	250,000	248,776
Brink’s Co.
4.63%, 10/15/2027 (a)	140,000	126,508
5.50%, 07/15/2025 (a)	93,000	90,434
Builders FirstSource, Inc.
4.25%, 02/01/2032 (a)	179,000	142,529
5.00%, 03/01/2030 (a)	128,000	111,628
6.38%, 06/15/2032 (a)	164,000	150,074
Chart Industries, Inc.
7.50%, 01/01/2030 (a)	277,000	272,153
9.50%, 01/01/2031 (a)	119,000	122,570
Clean Harbors, Inc.
4.88%, 07/15/2027 (a)	127,000	118,449
6.38%, 02/01/2031 (a)	117,000	111,079
Covanta Holding Corp.
4.88%, 12/01/2029 (a)	179,000	139,620
5.00%, 09/01/2030	93,000	72,491
Delta Air Lines, Inc.
3.75%, 10/28/2029 (b)	140,000	118,825
4.38%, 04/19/2028	117,000	107,019
7.38%, 01/15/2026	171,000	172,701
Emerald Debt Merger Sub LLC, 6.63%, 12/15/2030 (a)	408,000	387,804
EquipmentShare.com, Inc., 9.00%, 05/15/2028 (a)	200,000	188,675
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/2028 (a)	194,000	176,431
6.50%, 10/01/2025 (a)	112,000	110,587
9.75%, 08/01/2027 (a)	93,000	95,599
FXI Holdings, Inc.
12.25%, 11/15/2026 (a)	141,000	117,700
12.25%, 11/15/2026 (a)	117,000	96,350
GFL Environmental, Inc.
3.50%, 09/01/2028 (a)(b)	175,000	149,719
3.75%, 08/01/2025 (a)	75,000	70,994
4.00%, 08/01/2028 (a)	175,000	150,621
4.25%, 06/01/2025 (a)	117,000	112,422
4.38%, 08/15/2029 (a)	128,000	109,274
4.75%, 06/15/2029 (a)	175,000	153,110
5.13%, 12/15/2026 (a)	117,000	110,915
H&E Equipment Services, Inc., 3.88%, 12/15/2028 (a)	203,000	172,062
Herc Holdings, Inc., 5.50%, 07/15/2027 (a)	256,000	240,960
Hillenbrand, Inc., 5.75%, 06/15/2025	93,000	91,384

	Principal Amount	Value
Industrials — 8.4% (Continued)
Madison IAQ LLC
4.13%, 06/30/2028 (a)	$164,000	$136,940
5.88%, 06/30/2029 (a)	177,000	137,175
Ritchie Bros Holdings, Inc.
6.75%, 03/15/2028 (a)	128,000	125,708
7.75%, 03/15/2031 (a)	187,000	187,701
Rolls-Royce PLC
3.63%, 10/14/2025 (a)	204,000	192,610
5.75%, 10/15/2027 (a)	204,000	193,469
Sensata Technologies BV
4.00%, 04/15/2029 (a)(b)	179,000	152,150
5.00%, 10/01/2025 (a)	124,000	120,514
5.63%, 11/01/2024 (a)	93,000	92,116
5.88%, 09/01/2030 (a)	117,000	106,563
Sensata Technologies, Inc.
3.75%, 02/15/2031 (a)	175,000	139,948
4.38%, 02/15/2030 (a)	105,000	88,799
Spirit AeroSystems, Inc.
4.60%, 06/15/2028 (b)	164,000	129,729
7.50%, 04/15/2025 (a)	251,000	250,373
9.38%, 11/30/2029 (a)(b)	186,000	191,059
Titan Acquisition Ltd. / Titan Co.-Borrower LLC, 7.75%, 04/15/2026 (a)	127,000	118,867
TK Elevator Holdco GmbH, 7.63%, 07/15/2028 (a)	93,000	84,275
TK Elevator US Newco, Inc., 5.25%, 07/15/2027 (a)	240,000	218,700
TransDigm, Inc.
4.63%, 01/15/2029	206,000	177,638
4.88%, 05/01/2029	175,000	151,734
5.50%, 11/15/2027	471,000	438,407
6.25%, 03/15/2026 (a)	871,000	851,097
6.75%, 08/15/2028 (a)	432,000	418,500
6.88%, 12/15/2030 (a)	275,000	265,719
7.50%, 03/15/2027	128,000	127,830
Triumph Group, Inc.
7.75%, 08/15/2025 (b)	117,000	111,150
9.00%, 03/15/2028 (a)	251,000	243,101
Uber Technologies, Inc.
4.50%, 08/15/2029 (a)	321,000	283,283
6.25%, 01/15/2028 (a)	117,000	112,751
7.50%, 09/15/2027 (a)	256,000	256,640
7.50%, 05/15/2025 (a)	204,000	204,669
8.00%, 11/01/2026 (a)	286,000	288,016
United Rentals North America, Inc.
3.75%, 01/15/2032	175,000	139,662
3.88%, 02/15/2031	227,000	187,076
3.88%, 11/15/2027	135,000	123,823

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Bond ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited) (Continued)

	Principal Amount	Value
CORPORATE BONDS — 98.4% (Continued)
Industrials — 8.4% (Continued)
4.00%, 07/15/2030 (b)	$175,000	$147,394
4.88%, 01/15/2028 (b)	321,000	298,129
5.25%, 01/15/2030	175,000	160,045
5.50%, 05/15/2027	117,000	112,858
WESCO Distribution, Inc.
7.13%, 06/15/2025 (a)	201,000	201,075
7.25%, 06/15/2028 (a)	280,000	278,476
XPO, Inc., 7.13%, 06/01/2031 (a)	105,000	102,244
		14,676,037

Information Technology — 2.5%
Cloud Software Group Holdings, Inc., 6.50%, 03/31/2029 (a)	783,000	687,665
Cloud Software Group, Inc., 9.00%, 09/30/2029 (a)(b)	779,000	664,183
Entegris, Inc.
3.63%, 05/01/2029 (a)	93,000	78,050
4.38%, 04/15/2028 (a)	93,000	82,850
Fair Isaac Corp.
4.00%, 06/15/2028 (a)	181,000	160,984
5.25%, 05/15/2026 (a)	93,000	89,495
Gen Digital, Inc.
5.00%, 04/15/2025 (a)	227,000	220,561
6.75%, 09/30/2027 (a)	91,000	88,725
7.13%, 09/30/2030 (a)(b)	140,000	136,277
McAfee Corp., 7.38%, 02/15/2030 (a)(b)	318,000	254,400
NCR Voyix Corp.
5.00%, 10/01/2028 (a)	152,000	131,290
5.13%, 04/15/2029 (a)	166,000	143,196
5.25%, 10/01/2030 (a)	105,000	87,036
Newfold Digital Holdings Group, Inc., 11.75%, 10/15/2028 (a)	100,000	101,418
Open Text Corp.
3.88%, 12/01/2029 (a)(b)	174,000	142,610
3.88%, 02/15/2028 (a)	86,000	74,455
PTC, Inc.
3.63%, 02/15/2025 (a)	2,000	1,925
4.00%, 02/15/2028 (a)	117,000	104,092
Twilio, Inc.
3.63%, 03/15/2029	117,000	97,256
3.88%, 03/15/2031	117,000	93,596
Viasat, Inc.
5.63%, 09/15/2025 (a)	164,000	152,354
5.63%, 04/15/2027 (a)	140,000	122,297

	Principal Amount	Value
Information Technology — 2.5% (Continued)
6.50%, 07/15/2028 (a)	$93,000	$65,928
Western Digital Corp., 4.75%, 02/15/2026	469,000	439,738
Xerox Holdings Corp.
5.00%, 08/15/2025 (a)	175,000	161,256
5.50%, 08/15/2028 (a)	175,000	135,188
		4,516,825

Materials — 7.2%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028 (a)(b)	140,000	113,925
4.00%, 09/01/2029 (a)	151,000	113,250
6.00%, 06/15/2027 (a)	20,000	18,925
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.13%, 08/15/2026 (a)	249,000	219,742
5.25%, 04/30/2025 (a)	164,000	157,235
5.25%, 08/15/2027 (a)	157,000	114,218
5.25%, 08/15/2027 (a)(b)	149,000	108,398
ASP Unifrax Holdings, Inc.
5.25%, 09/30/2028 (a)	187,000	126,078
7.50%, 09/30/2029 (a)	93,000	48,686
Avient Corp.
5.75%, 05/15/2025 (a)	152,000	149,006
7.13%, 08/01/2030 (a)	170,000	163,196
Axalta Coating Systems LLC, 3.38%, 02/15/2029 (a)	164,000	135,177
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/2027 (a)	117,000	107,743
Ball Corp.
2.88%, 08/15/2030 (b)	239,000	188,153
3.13%, 09/15/2031 (b)	174,000	135,146
4.88%, 03/15/2026	135,000	129,611
5.25%, 07/01/2025	209,000	205,791
6.00%, 06/15/2029	204,000	195,789
6.88%, 03/15/2028	175,000	174,858
Berry Global, Inc., 5.63%, 07/15/2027 (a)	117,000	111,626
Chemours Co.
4.63%, 11/15/2029 (a)	145,000	112,121
5.38%, 05/15/2027	116,000	104,812
5.75%, 11/15/2028 (a)	143,000	120,995
Cleveland-Cliffs, Inc.
5.88%, 06/01/2027 (b)	130,000	123,854
6.75%, 04/15/2030 (a)	175,000	161,875
6.75%, 03/15/2026 (a)	164,000	162,808
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029 (a)(b)	117,000	106,183

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Bond ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited) (Continued)

	Principal Amount	Value
CORPORATE BONDS — 98.4% (Continued)
Materials — 7.2% (Continued)
8.75%, 04/15/2030 (a)	$165,000	$131,505
Constellium SE, 3.75%, 04/15/2029 (a)	117,000	95,940
Crown Americas LLC, 5.25%, 04/01/2030 (b)	117,000	105,739
Crown Americas LLC / Crown Americas Capital Corp. V, 4.25%, 09/30/2026	93,000	87,556
Crown Americas LLC / Crown Americas Capital Corp. VI, 4.75%, 02/01/2026	175,000	167,843
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/2031 (a)	271,000	218,592
4.50%, 09/15/2027 (a)	140,000	125,762
5.88%, 04/15/2030 (a)	164,000	146,780
6.13%, 04/15/2032 (a)	157,000	138,553
Graphic Packaging International LLC
3.50%, 03/15/2028 (a)	105,000	91,247
3.75%, 02/01/2030 (a)	93,000	76,288
Kaiser Aluminum Corp.
4.50%, 06/01/2031 (a)	128,000	94,560
4.63%, 03/01/2028 (a)	117,000	97,549
LABL, Inc.
5.88%, 11/01/2028 (a)(b)	117,000	99,706
6.75%, 07/15/2026 (a)	164,000	151,013
8.25%, 11/01/2029 (a)	107,000	79,448
10.50%, 07/15/2027 (a)	161,000	138,863
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026 (a)(b)	534,000	499,957
9.25%, 04/15/2027 (a)	226,000	187,604
Mercer International, Inc., 5.13%, 02/01/2029 (b)	205,000	160,796
Methanex Corp.
5.13%, 10/15/2027 (b)	164,000	149,356
5.25%, 12/15/2029	164,000	144,915
Mineral Resources Ltd.
8.00%, 11/01/2027 (a)	146,000	141,078
8.13%, 05/01/2027 (a)	164,000	159,548
8.50%, 05/01/2030 (a)	146,000	140,411
9.25%, 10/01/2028 (a)	200,000	199,949
NOVA Chemicals Corp.
4.25%, 05/15/2029 (a)	134,000	99,145
5.00%, 05/01/2025 (a)	117,000	110,318
5.25%, 06/01/2027 (a)	216,000	182,987
Novelis Corp.
3.25%, 11/15/2026 (a)	175,000	155,969
3.88%, 08/15/2031 (a)	135,000	105,198
4.75%, 01/30/2030 (a)	335,000	284,749

	Principal Amount	Value
Materials — 7.2% (Continued)
OI European Group BV, 4.75%, 02/15/2030 (a)	$93,000	$78,954
Olin Corp.
5.00%, 02/01/2030	121,000	103,616
5.13%, 09/15/2027	117,000	107,565
5.63%, 08/01/2029	156,000	142,692
Olympus Water US Holding Corp.
4.25%, 10/01/2028 (a)	151,000	120,234
6.25%, 10/01/2029 (a)(b)	93,000	69,750
9.75%, 11/15/2028 (a)	300,000	292,701
Owens-Brockway Glass Container, Inc.
6.63%, 05/13/2027 (a)(b)	143,000	135,850
7.25%, 05/15/2031 (a)	161,000	147,114
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc., 4.38%, 10/15/2028 (a)	117,000	99,889
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/2027 (a)	204,000	179,661
SCIH Salt Holdings, Inc.
4.88%, 05/01/2028 (a)	132,000	114,485
6.63%, 05/01/2029 (a)(b)	164,000	137,350
Scotts Miracle-Gro Co.
4.00%, 04/01/2031	111,000	82,545
4.38%, 02/01/2032	93,000	68,160
4.50%, 10/15/2029	96,000	75,838
Sealed Air Corp.
4.00%, 12/01/2027 (a)	99,000	87,333
5.00%, 04/15/2029 (a)	99,000	88,004
5.13%, 12/01/2024 (a)	99,000	97,146
5.50%, 09/15/2025 (a)	93,000	90,234
Sealed Air Corp./Sealed Air Corp. US, 6.13%, 02/01/2028 (a)	81,000	77,051
Silgan Holdings, Inc., 4.13%, 02/01/2028	133,000	118,187
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/2028 (a)	222,000	205,061
Standard Industries, Inc./NJ
3.38%, 01/15/2031 (a)(b)	212,000	160,344
4.38%, 07/15/2030 (a)	325,000	265,576
4.75%, 01/15/2028 (a)(b)	204,000	182,632
5.00%, 02/15/2027 (a)	109,000	100,745
Summit Materials LLC / Summit Materials Finance Corp., 5.25%, 01/15/2029 (a)	164,000	148,625
Trivium Packaging Finance BV
5.50%, 08/15/2026 (a)	221,000	200,469
8.50%, 08/15/2027 (a)	164,000	136,940

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Bond ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited) (Continued)

	Principal Amount	Value
CORPORATE BONDS — 98.4% (Continued)
Materials — 7.2% (Continued)
Tronox, Inc., 4.63%, 03/15/2029 (a)	$157,000	$123,245
WR Grace Holdings LLC
4.88%, 06/15/2027 (a)	134,000	119,970
5.63%, 08/15/2029 (a)	215,000	166,625
		12,702,716

Real Estate — 1.8%
Diversified Healthcare Trust
4.38%, 03/01/2031	117,000	80,411
4.75%, 02/15/2028	117,000	85,239
9.75%, 06/15/2025	117,000	113,490
Howard Hughes Corp.
4.13%, 02/01/2029 (a)	152,000	122,368
4.38%, 02/01/2031 (a)	57,000	43,621
5.38%, 08/01/2028 (a)	175,000	154,022
Iron Mountain, Inc.
4.50%, 02/15/2031 (a)(b)	177,000	144,459
4.88%, 09/15/2027 (a)	204,000	186,444
4.88%, 09/15/2029 (a)(b)	184,000	160,310
5.00%, 07/15/2028 (a)	117,000	104,715
5.25%, 07/15/2030 (a)	179,000	155,453
5.25%, 03/15/2028 (a)	153,000	139,980
5.63%, 07/15/2032 (a)	140,000	119,398
7.00%, 02/15/2029 (a)	204,000	197,624
Office Properties Income Trust
3.45%, 10/15/2031	93,000	45,919
4.50%, 02/01/2025	152,000	131,065
SBA Communications Corp.
3.13%, 02/01/2029 (b)	286,000	236,214
3.88%, 02/15/2027 (b)	286,000	259,902
Service Properties Trust
3.95%, 01/15/2028	93,000	69,401
4.38%, 02/15/2030	93,000	64,228
4.75%, 10/01/2026 (b)	105,000	88,970
4.95%, 02/15/2027	93,000	77,539
4.95%, 10/01/2029	99,000	71,305
5.50%, 12/15/2027	105,000	88,706
7.50%, 09/15/2025	147,000	142,823
		3,083,606

Technology — 3.5%
AthenaHealth Group, Inc., 6.50%, 02/15/2030 (a)(b)	431,000	350,725
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc., 8.00%, 06/15/2029 (a)	140,000	139,370

	Principal Amount	Value
Technology — 3.5% (Continued)
Central Parent, Inc. / CDK Global, Inc., 7.25%, 06/15/2029 (a)	$140,000	$134,400
Clarivate Science Holdings Corp.
3.88%, 07/01/2028 (a)	176,000	152,108
4.88%, 07/01/2029 (a)	186,000	156,833
CommScope Technologies LLC
5.00%, 03/15/2027 (a)	120,000	43,800
6.00%, 06/15/2025 (a)	273,000	163,800
CommScope, Inc.
4.75%, 09/01/2029 (a)	258,000	176,408
6.00%, 03/01/2026 (a)	321,000	269,640
7.13%, 07/01/2028 (a)(b)	163,000	58,028
8.25%, 03/01/2027 (a)	188,000	76,916
Entegris Escrow Corp.
4.75%, 04/15/2029 (a)	305,000	273,935
5.95%, 06/15/2030 (a)(b)	184,000	168,360
Imola Merger Corp., 4.75%, 05/15/2029 (a)	384,000	334,402
MPH Acquisition Holdings LLC
5.50%, 09/01/2028 (a)	206,000	172,448
5.75%, 11/01/2028 (a)	175,000	130,449
NCR Atleos Escrow Corp., 9.50%, 04/01/2029 (a)	270,000	264,662
Neptune Bidco US, Inc., 9.29%, 04/15/2029 (a)	522,000	460,899
Open Text Holdings, Inc.
4.13%, 02/15/2030 (a)	171,000	141,617
4.13%, 12/01/2031 (a)(b)	152,000	119,966
Presidio Holdings, Inc.
4.88%, 02/01/2027 (a)	123,000	112,312
8.25%, 02/01/2028 (a)	123,000	116,668
Sabre GLBL, Inc.
8.63%, 06/01/2027 (a)	74,000	61,019
11.25%, 12/15/2027 (a)(b)	130,000	115,196
Seagate HDD Cayman
4.09%, 06/01/2029 (b)	117,000	100,094
4.75%, 01/01/2025	112,000	109,323
4.88%, 06/01/2027	118,000	110,625
8.25%, 12/15/2029 (a)	118,000	120,095
8.50%, 07/15/2031 (a)	118,000	120,213
9.63%, 12/01/2032 (a)	175,000	186,800
SS&C Technologies, Inc., 5.50%, 09/30/2027 (a)	409,000	383,948
Vericast Corp., 11.00%, 09/15/2026 (a)	249,000	263,318
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct, 13.00%, 10/15/2027 (a)	103,000	117,369

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Bond ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited) (Continued)

	Principal Amount	Value
CORPORATE BONDS — 98.4% (Continued)
Technology — 3.5% (Continued)
Veritas US, Inc. / Veritas Bermuda Ltd., 7.50%, 09/01/2025 (a)	$285,000	$232,988
Verscend Escrow Corp., 9.75%, 08/15/2026 (a)	217,000	215,871
		6,154,605

Utilities — 3.3%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.50%, 05/20/2025	164,000	157,098
5.75%, 05/20/2027	123,000	113,124
5.88%, 08/20/2026	158,000	148,165
Calpine Corp.
3.75%, 03/01/2031 (a)	171,000	138,168
4.50%, 02/15/2028 (a)	263,000	237,949
4.63%, 02/01/2029 (a)	152,000	128,300
5.00%, 02/01/2031 (a)(b)	159,000	128,353
5.13%, 03/15/2028 (a)(b)	253,000	226,425
5.25%, 06/01/2026 (a)	98,000	94,227
Clearway Energy Operating LLC
3.75%, 02/15/2031 (a)	186,000	145,071
4.75%, 03/15/2028 (a)	74,000	66,045
DPL, Inc.
4.13%, 07/01/2025	97,000	91,471
4.35%, 04/15/2029	93,000	76,265
Edison International, 8.13% to 06/15/2028 then 5 yr. CMT Rate + 3.86%, 06/15/2053	117,000	112,844
Electricite de France SA, 9.13% to 06/15/2033 then 5 yr. CMT Rate + 5.41%, Perpetual (a)	300,000	306,996
Emera, Inc., 6.75% to 06/15/2026 then 3 mo. LIBOR US + 5.44%, 06/15/2076	251,000	235,618
Ferrellgas LP / Ferrellgas Finance Corp.
5.38%, 04/01/2026 (a)(b)	27,000	25,287
5.88%, 04/01/2029 (a)	163,000	144,011
FirstEnergy Corp.
2.25%, 09/01/2030	105,000	80,652
2.65%, 03/01/2030	140,000	112,712
4.15%, 07/15/2027	321,000	297,282
NextEra Energy Operating Partners LP
3.88%, 10/15/2026 (a)	117,000	106,359
4.50%, 09/15/2027 (a)(b)	128,000	114,528
NRG Energy, Inc.
3.63%, 02/15/2031 (a)	206,000	155,456
3.88%, 02/15/2032 (a)	177,000	131,883
5.25%, 06/15/2029 (a)	171,000	151,720
5.75%, 01/15/2028	161,000	150,894

	Principal Amount	Value
Utilities — 3.3% (Continued)
PG&E Corp.
5.00%, 07/01/2028	$199,000	$180,306
5.25%, 07/01/2030	204,000	179,248
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/2031 (a)	152,000	126,501
Talen Energy Supply LLC, 8.63%, 06/01/2030 (a)	166,000	169,142
TerraForm Power Operating LLC
4.75%, 01/15/2030 (a)	164,000	138,580
5.00%, 01/31/2028 (a)	164,000	149,450
Vistra Operations Co. LLC
4.38%, 05/01/2029 (a)(b)	228,000	193,576
5.00%, 07/31/2027 (a)	224,000	205,884
5.50%, 09/01/2026 (a)	204,000	193,952
5.63%, 02/15/2027 (a)	279,000	262,608
7.75%, 10/15/2031 (a)	200,000	193,000
		5,869,150
TOTAL CORPORATE BONDS (Cost $179,792,788)		173,313,771

	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING- 18.1%

Mount Vernon Liquid Assets Portfolio, LLC, 5.55%(d)	31,815,494	31,815,494
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $31,815,494)		31,815,494

Total Investments — 116.5% (Cost $211,608,282)		$205,129,265
Liabilities in Excess of Other Assets — (16.5)%		(29,039,406)
TOTAL NET ASSETS — 100.0%		$176,089,859

Percentages are stated as a percent of net assets.

LIBOR - London Interbank Offered Rate

PLC - Public Limited Company

SOFR - Secured Overnight Financing Rate

(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. As of October 31, 2023, the value of these securities total $134,213,275 or 76.2% of the Fund’s net assets.

(b)	All or a portion of this security is on loan as of October 31, 2023. The total market value of these securities was $31,033,471 which represented 17.6% of net assets.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Bond ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited) (Continued)

(c)	Step coupon bond. The rate disclosed is as of October 31, 2023.

(d)	The rate shown is as of October 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® Fund of Funds ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited)

	Shares	Value
AFFILIATED EXCHANGE TRADED FUNDS — 99.8%(a)

Pacer Trendpilot 100 ETF	161,272	$9,840,817
Pacer Trendpilot International ETF	372,124	9,288,215
Pacer Trendpilot US Bond ETF	501,220	9,598,363
Pacer Trendpilot US Large Cap ETF	250,165	9,766,442
Pacer Trendpilot US Mid Cap ETF	317,894	9,721,198
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $51,048,549)		48,215,035
Total Investments — 99.8% (Cost $51,048,549)		$48,215,035
Other Assets in Excess of Liabilities — 0.2%		94,615
TOTAL NET ASSETS — 100.0%		$48,309,650

Percentages are stated as a percent of net assets.

(a)	Affiliated company as defined by the Investment Company Act of 1940.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer US Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.9%

Communication Services — 2.5%
Fox Corp. - Class A	4,047,460	$123,002,309
Live Nation Entertainment, Inc.(a)(b)	1,517,936	121,465,239
Nexstar Media Group, Inc.(b)	671,869	94,115,410
Playtika Holding Corp.(a)	3,334,206	28,007,330
TripAdvisor, Inc.(a)	1,107,356	16,344,575
Total Communication Services		382,934,863

Consumer Discretionary — 14.5%
ADT, Inc.(b)	13,568,249	76,796,289
Best Buy Co., Inc.(b)	2,102,296	140,475,419
Boyd Gaming Corp.	916,920	50,659,830
Carter’s, Inc.(b)	414,793	27,857,498
Crocs, Inc.(a)	708,053	63,243,294
Dick’s Sporting Goods, Inc.(b)	816,050	87,276,548
DR Horton, Inc.	2,329,440	243,193,535
eBay, Inc.(b)	4,515,750	177,152,872
Expedia Group, Inc.(a)	1,847,593	176,057,137
Gap, Inc.(b)	6,400,931	81,931,917
H&R Block, Inc.(b)	1,621,458	66,560,851
Leggett & Platt, Inc.	1,197,474	28,056,816
Lennar Corp. - Class A	2,730,281	291,266,376
Nordstrom, Inc.(b)	4,434,562	61,995,177
NVR, Inc.(a)	23,222	125,691,862
Phinia, Inc.	596,258	15,431,157
Polaris, Inc.(b)	419,673	36,268,141
PulteGroup, Inc.	2,032,930	149,603,319
Tapestry, Inc.	2,027,500	55,877,900
Thor Industries, Inc.(b)	482,930	42,464,035
Toll Brothers, Inc.(b)	1,897,262	134,155,396
Williams-Sonoma, Inc.(b)	648,786	97,473,609
Total Consumer Discretionary		2,229,488,978

Consumer Staples — 6.5%
Altria Group, Inc.	7,474,041	300,232,227
Archer-Daniels-Midland Co.	3,925,615	280,956,266
Kroger Co.	6,683,497	303,230,258
Olaplex Holdings, Inc.(a)(b)	6,402,053	9,090,915
Seaboard Corp.	7,964	27,929,350
US Foods Holding Corp.(a)(b)	1,972,924	76,825,661
Total Consumer Staples		998,264,677

Energy — 33.4%
Antero Resources Corp.(a)	2,923,650	86,072,256
APA Corp.(b)	3,236,156	128,540,116
Cheniere Energy, Inc.	1,968,491	327,596,272
Chesapeake Energy Corp.(b)	1,605,653	138,214,610
Chevron Corp.	2,003,232	291,930,999
ConocoPhillips	2,698,363	320,565,524
Coterra Energy, Inc.(b)	10,184,742	280,080,405

	Shares	Value
Energy — 33.4% (Continued)
Diamondback Energy, Inc.(b)	2,129,838	$341,455,629
EOG Resources, Inc.	2,518,872	318,007,590
EQT Corp.(b)	5,136,645	217,691,015
Exxon Mobil Corp.	2,903,908	307,378,662
HF Sinclair Corp.	3,159,689	174,983,577
Marathon Oil Corp.	8,597,067	234,785,900
Marathon Petroleum Corp.	2,256,833	341,345,992
Occidental Petroleum Corp.(b)	5,097,843	315,097,676
Ovintiv, Inc.	2,740,124	131,525,952
Phillips 66	2,811,514	320,709,402
Pioneer Natural Resources Co.	1,361,888	325,491,232
Range Resources Corp.(b)	3,058,894	109,630,761
Southwestern Energy Co.(a)(b)	12,325,817	87,883,075
Valero Energy Corp.	2,463,830	312,906,410
Total Energy		5,111,893,055

Financials — 1.6%
XP, Inc. - Class A	12,490,096	249,801,919
Total Financials		249,801,919

Health Care — 17.8%
AbbVie, Inc.	2,220,749	313,525,344
Bristol-Myers Squibb Co.	5,306,573	273,447,707
Cardinal Health, Inc.	2,328,342	211,879,122
Cencora, Inc.	1,381,471	255,779,356
CVS Health Corp.	5,009,473	345,703,731
Gilead Sciences, Inc.	4,293,759	337,231,832
Jazz Pharmaceuticals PLC(a)	831,378	105,601,634
Maravai LifeSciences Holdings, Inc. - Class A(a)	2,247,837	15,420,162
McKesson Corp.	798,862	363,769,799
Pfizer, Inc.	9,198,242	281,098,276
Premier, Inc.(b)	1,407,236	27,047,076
United Therapeutics Corp.(a)	251,286	56,001,598
Viatris, Inc.	16,387,249	145,846,516
Total Health Care		2,732,352,153

Industrials — 5.8%
Acuity Brands, Inc.(b)	291,549	47,222,192
Allison Transmission Holdings, Inc.	852,645	42,990,361
Builders FirstSource, Inc.(a)(b)	1,782,654	193,453,612
CH Robinson Worldwide, Inc.(b)	1,730,398	141,598,468
Concentrix Corp.(b)	519,618	39,600,088
Expeditors International of Washington, Inc.	1,342,690	146,688,883
Fortune Brands Innovations, Inc.(b)	965,470	53,873,226
Gates Industrial Corp. PLC(a)	3,146,706	34,362,030
Genpact Ltd.	1,237,358	41,500,987
Landstar System, Inc.	253,676	41,800,731
MSC Industrial Direct Co., Inc.(b)	511,139	48,430,420

The accompanying notes are an integral part of the financial statements.

Pacer US Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 99.9% (Continued)

Industrials — 5.8% (Continued)
Robert Half, Inc.	787,061	$58,848,551
Total Industrials		890,369,549

Information Technology — 5.2%
Cisco Systems, Inc.	5,690,043	296,621,942
Dropbox, Inc. - Class A(a)	2,697,636	70,947,827
DXC Technology Co.(a)(b)	4,630,626	93,399,726
F5, Inc.(a)	324,199	49,145,326
NetApp, Inc.	1,190,992	86,680,398
Skyworks Solutions, Inc.	1,130,133	98,027,736
Teradata Corp.(a)	572,465	24,455,705
Zoom Video Communications, Inc. - Class A(a)	1,393,844	83,602,763
Total Information Technology		802,881,423

Materials — 12.4%
CF Industries Holdings, Inc.	3,001,481	239,458,154
Cleveland-Cliffs, Inc.(a)	6,009,378	100,837,363
Dow, Inc.(b)	5,953,066	287,771,209
LyondellBasell Industries NV	2,764,475	249,466,224
Mosaic Co.	3,773,020	122,547,690
Nucor Corp.	1,909,229	282,164,953
Olin Corp.	1,622,879	69,329,391
Reliance Steel & Aluminum Co.	515,878	131,229,046
Scotts Miracle-Gro Co.(b)	718,574	31,933,429
Steel Dynamics, Inc.(b)	2,428,809	258,692,447
Westlake Chemical Corp.(b)	1,125,457	129,832,720
Total Materials		1,903,262,626

Utilities — 0.2%
Hawaiian Electric Industries, Inc.(b)	1,832,623	23,787,447
Total Utilities		23,787,447
TOTAL COMMON STOCKS (Cost $15,140,022,664)		15,325,036,690

	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 6.9%
Mount Vernon Liquid Assets Portfolio, LLC, 5.55%(c)	1,063,284,166	$1,063,284,166
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,063,284,166)		1,063,284,166

Total Investments — 106.8% (Cost $16,203,306,830)		16,388,320,856
Liabilities in Excess of Other Assets — (6.8)%		(1,045,857,872)
TOTAL NET ASSETS — 100.0%		$15,342,462,984

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2023. The total market value of these securities was $1,052,440,603 which represented 6.9% of net assets.
(c)	The rate shown is as of October 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer US Small Cap Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.9%

Communication Services — 3.4%
Cargurus, Inc.(a)	1,940,380	$33,432,747
Shutterstock, Inc.(b)	520,601	21,178,049
Thryv Holdings, Inc.(a)(b)	910,542	15,870,747
TripAdvisor, Inc.(a)	1,952,421	28,817,734
YELP, Inc.(a)	857,786	36,189,991
Total Communication Services		135,489,268

Consumer Discretionary — 35.0%
Abercrombie & Fitch Co.(a)(b)	786,142	47,813,156
Adtalem Global Education, Inc.(a)	778,492	40,325,886
American Eagle Outfitters, Inc.(b)	5,199,050	90,827,403
Buckle, Inc.(b)	1,007,884	34,036,243
Caleres, Inc.(b)	897,714	22,963,524
Cavco Industries, Inc.(a)(b)	143,989	35,926,695
Century Communities, Inc.	1,004,632	61,784,868
Chico’s FAS, Inc.(a)(b)	9,368,124	70,073,568
Designer Brands, Inc. - Class A(b)	3,464,205	35,023,113
Ethan Allen Interiors, Inc.(b)	593,317	15,580,504
G-III Apparel Group Ltd.(a)	1,658,403	42,372,197
Green Brick Partners, Inc.(a)	830,404	32,136,635
La-Z-Boy, Inc.(b)	1,070,396	31,298,379
LCI Industries(b)	566,506	61,460,236
M/I Homes, Inc.(a)(b)	840,910	69,013,484
MDC Holdings, Inc.	1,821,490	69,125,546
Meritage Homes Corp.	623,351	71,074,481
Monarch Casino & Resort, Inc.(b)	311,255	18,734,438
Monro, Inc.(b)	836,676	20,766,298
Movado Group, Inc.	439,499	12,244,442
ODP Corp.(a)(b)	1,158,575	52,043,189
Patrick Industries, Inc.(b)	878,878	66,047,682
Perdoceo Education Corp.	1,412,541	25,552,867
Phinia, Inc.	1,075,997	27,846,802
Signet Jewelers Ltd.(b)	1,072,028	74,859,715
Steven Madden Ltd.(b)	1,316,744	43,176,036
Tri Pointe Homes, Inc.(a)	2,803,961	70,267,263
Urban Outfitters, Inc.(a)(b)	1,583,737	54,828,975
Vista Outdoor, Inc.(a)(b)	2,218,844	55,737,361
Winnebago Industries, Inc.(b)	546,798	31,686,944
Total Consumer Discretionary		1,384,627,930

Consumer Staples — 7.8%
Andersons, Inc.	1,651,504	82,789,897
Cal-Maine Foods, Inc.(b)	1,676,514	75,962,849
Central Garden & Pet Co.(a)(b)	958,642	41,825,550
John B Sanfilippo & Son, Inc.	152,512	15,595,877
Medifast, Inc.(b)	375,784	25,989,221
United Natural Foods, Inc.(a)	3,767,592	54,931,491

	Shares	Value
Consumer Staples — 7.8% (Continued)
USANA Health Sciences, Inc.(a)	224,702	$10,235,176
Total Consumer Staples		307,330,061

Energy — 14.6%
California Resources Corp.(b)	1,342,130	70,582,617
Civitas Resources, Inc.(b)	975,618	73,590,866
CONSOL Energy, Inc.	894,772	82,220,598
CVR Energy, Inc.(b)	2,250,176	73,693,264
Dorian LPG Ltd.(b)	1,083,161	34,628,657
Helmerich & Payne, Inc.(b)	1,380,854	54,640,393
Liberty Energy, Inc.(b)	2,772,429	54,616,851
Par Pacific Holdings, Inc.(a)	2,260,401	74,186,361
REX American Resources Corp.(a)	161,970	6,156,480
RPC, Inc.(b)	2,592,461	21,569,276
US Silica Holdings, Inc.(a)	2,347,802	28,337,970
Total Energy		574,223,333

Health Care — 7.3%
AMN Healthcare Services, Inc.(a)(b)	666,105	50,530,725
Collegium Pharmaceutical, Inc.(a)(b)	1,512,245	32,906,451
Cross Country Healthcare, Inc.(a)(b)	1,938,651	44,899,157
Ligand Pharmaceuticals, Inc.(a)	239,542	12,525,651
OraSure Technologies, Inc.(a)	1,265,264	6,528,762
Owens & Minor, Inc.(a)(b)	3,888,779	55,726,204
Pediatrix Medical Group, Inc.(a)(b)	1,670,305	19,141,695
Premier, Inc.	2,394,486	46,022,021
Veradigm, Inc.(a)(b)	1,416,184	18,679,467
Total Health Care		286,960,133

Industrials — 20.6%
American Woodmark Corp.(a)	432,801	29,097,211
Apogee Enterprises, Inc.	370,884	15,918,341
Boise Cascade Co.	806,670	75,625,313
Encore Wire Corp.(b)	500,733	89,546,081
Forward Air Corp.	519,763	33,477,935
Gibraltar Industries, Inc.(a)	431,914	26,286,286
GMS, Inc.(a)	930,050	54,389,324
Griffon Corp.	1,533,678	61,255,099
Hub Group, Inc. - Class A(a)	551,913	37,944,019
Insteel Industries, Inc.	289,249	8,072,940
Interface, Inc.	1,341,365	11,924,735
Kelly Services, Inc. - Class A	469,287	8,376,773
Korn/Ferry International	730,273	33,242,027
Liquidity Services, Inc.(a)	369,466	7,119,610
Matson, Inc.	977,786	85,116,271
Mueller Industries, Inc.(b)	2,298,312	86,669,346
National Presto Industries, Inc.	89,915	6,721,146
NOW, Inc.(a)	1,570,135	17,302,888
Powell Industries, Inc.(b)	228,769	17,535,144
Quanex Building Products Corp.	632,548	16,983,914

The accompanying notes are an integral part of the financial statements.

Pacer US Small Cap Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 99.9% (Continued)

Industrials — 20.6% (Continued)
Resources Connection, Inc.	827,961	$11,152,635
Titan International, Inc.(a)(b)	1,960,317	22,269,201
TrueBlue, Inc.(a)(b)	747,135	8,270,784
Veritiv Corp.	309,271	52,393,600
Total Industrials		816,690,623

Information Technology — 6.2%
Adeia, Inc.	2,988,136	25,189,986
Cohu, Inc.(a)	544,778	16,419,609
CTS Corp.	377,085	14,106,750
Insight Enterprises, Inc.(a)(b)	546,064	78,250,971
InterDigital, Inc.(b)	419,822	31,591,606
MaxLinear, Inc.(a)	1,120,040	17,024,608
NetScout Systems, Inc.(a)	828,728	18,091,132
PC Connection, Inc.	477,304	25,573,948
Photronics, Inc.(a)	994,169	18,252,943
Total Information Technology		244,501,553

Materials — 5.0%
Olympic Steel, Inc.	609,166	30,927,358
SunCoke Energy, Inc.	2,587,387	24,606,050
Sylvamo Corp.(b)	1,514,052	67,072,504
TimkenSteel Corp.(a)	436,858	8,881,323
Warrior Met Coal, Inc.	1,352,030	65,884,423
Total Materials		197,371,658
TOTAL COMMON STOCKS (Cost $3,892,467,976)		3,947,194,559

	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 14.5%
Mount Vernon Liquid Assets Portfolio, LLC, 5.55%(c)	571,109,665	$571,109,665
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $571,109,664)		571,109,665

Total Investments — 114.4% (Cost $4,463,577,640)		4,518,304,224
Liabilities in Excess of Other Assets — (14.4)%		(568,604,222)
TOTAL NET ASSETS — 100.0%		$3,949,700,002

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2023. The total market value of these securities was $561,237,462 which represented 14.2% of net assets.
(c)	The rate shown is as of October 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Global Cash Cows Dividend ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.3%

Australia — 7.9%
Ampol Ltd.	124,026	$2,506,609
Atlas Arteria Ltd.	668,476	2,251,689
BHP Group Ltd. - ADR(a)	582,530	33,239,161
Coles Group Ltd.	364,195	3,527,777
Fortescue Metals Group Ltd.	2,451,111	34,673,357
Santos Ltd.	1,084,576	5,276,955
South32 Ltd.	2,390,344	5,034,155
Telstra Group Ltd.	3,233,285	7,814,425
Whitehaven Coal Ltd.	808,012	3,792,954
Woodside Energy Group Ltd. - ADR(a)	1,462,188	31,817,211
Total Australia		129,934,293

Canada — 5.2%
BCE, Inc.(a)	384,619	14,280,903
Canadian Natural Resources Ltd.	329,307	20,920,874
Enbridge, Inc.(a)	883,347	28,302,438
Nutrien Ltd.(a)	126,764	6,807,227
Suncor Energy, Inc.	461,954	14,967,310
Total Canada		85,278,752

China — 0.3%
Lenovo Group Ltd.	4,311,799	5,014,200

Denmark — 1.9%
AP Moller - Maersk AS - Class B	18,730	31,133,687

France — 6.4%
Cie de Saint-Gobain	125,934	6,849,091
Orange SA	1,128,968	13,271,577
Sanofi SA - ADR	634,551	28,713,433
TotalEnergies SE - ADR	560,777	37,347,747
Vinci SA	142,292	15,730,426
Total France		101,912,274

Germany — 6.7%
BASF SE	452,257	20,832,946
Bayerische Motoren Werke AG	290,134	26,901,610
Daimler AG	426,341	25,005,112
Deutsche Telekom AG	1,232,490	26,701,407
DHL Group	346,149	13,463,731
Total Germany		112,904,806

Hong Kong — 2.5%
Chow Tai Fook Jewellery Group Ltd.	2,508,584	3,539,154
CK Hutchison Holdings Ltd.	1,604,689	8,110,342
CK Infrastructure Holdings Ltd.	1,058,680	4,904,271
Jardine Matheson Holdings Ltd.	89,925	3,637,466
Power Assets Holdings Ltd.	1,001,609	4,787,090
SITC International Holdings Co. Ltd.	5,411,270	8,325,829

	Shares	Value
Hong Kong — 2.5% (Continued)
Want Want China Holdings Ltd.	4,225,943	$2,624,591
WH Group Ltd.(b)	6,492,300	3,874,514
Xinyi Glass Holdings Ltd.	1,446,329	1,661,608
Total Hong Kong		41,464,865

Israel — 0.4%
ICL Group Ltd.	1,334,136	6,469,338

Italy — 1.5%
Eni SpA - ADR(a)	764,687	24,898,209

Japan — 7.4%
Inpex Corp.	386,068	5,558,921
Isuzu Motors Ltd.	254,158	2,784,294
Japan Tobacco, Inc.	771,123	17,912,744
Marubeni Corp.	455,019	6,538,225
Nintendo Co. Ltd. - ADR	1,145,450	11,821,044
Nippon Steel Corp.	429,462	9,157,323
Nippon Yusen KK	950,583	23,059,830
SoftBank Corp.	1,984,556	22,323,391
Sumitomo Corp.	404,795	7,847,535
Takeda Pharmaceutical Co. Ltd. - ADR(a)	910,227	12,379,087
Total Japan		119,382,394

Luxembourg — 0.3%
Tenaris SA - ADR(a)	157,254	4,925,195

Netherlands — 4.5%
Shell PLC - ADR	568,387	37,024,729
Stellantis NV	1,929,747	35,936,840
Total Netherlands		72,961,569

New Zealand — 0.1%
Mercury NZ Ltd.	371,478	1,276,899

Norway — 0.7%
Aker BP ASA	410,660	11,804,092

South Korea — 1.1%
HMM Co. Ltd.	235,374	2,539,261
Kia Corp.	114,020	6,492,272
Korea Zinc Co. Ltd.	5,495	1,908,226
KT&G Corp.	47,797	3,018,832
S-Oil Corp.	59,045	2,902,957
Total South Korea		16,861,548

Singapore — 1.1%
Jardine Cycle & Carriage Ltd.	132,299	2,724,926
Singapore Airlines Ltd.	1,176,382	5,249,749
Singapore Telecommunications Ltd.	5,267,234	9,156,058
Total Singapore		17,130,733

The accompanying notes are an integral part of the financial statements.

Pacer Global Cash Cows Dividend ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 99.3% (Continued)

Spain — 1.1%
Endesa SA	433,074	$8,140,558
Telefonica SA	2,375,742	9,165,217
Total Spain		17,305,775

Sweden — 0.8%
H & M Hennes & Mauritz AB - Class B	561,406	7,508,917
Telefonaktiebolaget LM Ericsson - ADR(a)	1,180,632	5,265,619
Total Sweden		12,774,536

Switzerland — 4.0%
Glencore PLC	6,097,844	32,251,705
Holcim Ltd.	166,619	10,272,076
Kuehne Und Nagel International AG	40,811	10,969,372
SGS SA	46,774	3,804,035
Swisscom AG	13,256	7,927,515
Total Switzerland		65,224,703

United Kingdom — 11.8%
Anglo American PLC	571,340	14,558,844
BP PLC - ADR	863,645	31,592,134
British American Tobacco PLC - ADR	1,027,791	30,689,839
GSK PLC - ADR	569,311	20,324,403
Imperial Brands PLC	421,120	8,962,505
Rio Tinto PLC - ADR(a)	514,803	33,122,425
Tesco PLC	2,280,739	7,476,424
Unilever PLC - ADR	643,016	30,446,808
Vodafone Group PLC - ADR(a)	1,975,213	18,250,969
Total United Kingdom		195,424,351

United States — 33.6%
3M Co.	222,332	20,221,095
AbbVie, Inc.	241,286	34,064,757
Altria Group, Inc.	728,669	29,270,634
Amgen, Inc.	134,614	34,420,801
AT&T, Inc.	2,171,522	33,441,439
Chevron Corp.	211,295	30,792,020
Devon Energy Corp.	415,791	19,363,387
Dow, Inc.(a)	262,093	12,669,576
EOG Resources, Inc.	295,071	37,252,714
Gilead Sciences, Inc.	325,747	25,584,169
International Business Machines Corp.	249,376	36,069,745
Kinder Morgan, Inc.	1,029,108	16,671,550
Pfizer, Inc.	861,098	26,315,155
Philip Morris International, Inc.	359,853	32,084,493
Phillips 66	127,935	14,593,545
Pioneer Natural Resources Co.	160,582	38,379,097

	Shares	Value
United States — 33.6% (Continued)
Southern Copper Corp.(a)	263,808	$18,703,987
United Parcel Service, Inc. - Class B	194,098	27,416,343
Valero Energy Corp.(a)	89,503	11,366,881
Verizon Communications, Inc.	955,159	33,554,735
Williams Cos., Inc.	481,647	16,568,656
Total United States		548,804,779
TOTAL COMMON STOCKS (Cost $1,680,025,097)		1,622,886,998

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 11.2%
Mount Vernon Liquid Assets Portfolio, LLC, 5.55%(c)	182,612,601	182,612,601
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $182,612,601)		182,612,601

Total Investments — 110.5% (Cost $1,862,637,698)		1,805,499,599
Liabilities in Excess of Other Assets — (10.5)%		(172,313,622)
TOTAL NET ASSETS — 100.0%		$1,633,185,977

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	All or a portion of this security is on loan as of October 31, 2023. The total market value of these securities was $177,897,389 which represented 10.9% of net assets.
(b)

Security is exempt from registration under Rule 144A and Regulation S of the Securities Act of 1933, as amended. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. As of October 31, 2023, the value of these securities total $3,874,514 or 0.2% of the Fund’s net assets.

(c)	The rate shown is as of October 31, 2023.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Developed Markets International Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.6%

Australia — 10.0%
BHP Group Ltd. - ADR(a)	300,099	$17,123,649
BlueScope Steel Ltd.	286,276	3,414,058
Fortescue Metals Group Ltd.	878,266	12,423,930
Pilbara Minerals Ltd.	1,471,114	3,424,841
Qantas Airways Ltd.(b)	1,896,296	5,906,302
Santos Ltd.	1,695,138	8,247,617
Sonic Healthcare Ltd.	134,963	2,461,391
South32 Ltd.	1,941,161	4,088,158
Whitehaven Coal Ltd.	2,297,033	10,782,687
Woodside Energy Group Ltd. - ADR(a)	738,344	16,066,365
Total Australia		83,938,998

Austria — 1.7%
OMV AG	322,359	14,107,406

Canada — 10.6%
Canadian Natural Resources Ltd.(a)	303,587	19,286,882
Cenovus Energy, Inc.	758,056	14,463,708
Imperial Oil Ltd.(a)	287,122	16,363,083
Nutrien Ltd.(a)	258,470	13,879,839
Suncor Energy, Inc.	580,985	18,823,914
Tourmaline Oil Corp.	150,495	7,958,030
Total Canada		90,775,456

China — 1.1%
Lenovo Group Ltd.	7,925,479	9,216,556

Denmark — 2.8%
AP Moller - Maersk AS - Class B	9,619	15,989,052
DSV AS	54,130	8,072,977
Total Denmark		24,062,029

France — 7.3%
Carrefour SA	423,629	7,431,852
Cie de Saint-Gobain	205,579	11,180,692
Eiffage SA	57,132	5,180,684
Publicis Groupe SA	90,507	6,868,300
Rexel SA	103,218	2,100,750
Teleperformance	19,491	2,230,424
Thales SA	54,246	7,986,891
TotalEnergies SE - ADR	288,976	19,245,802
Total France		62,225,395

Germany — 4.5%
Bayerische Motoren Werke AG	149,107	13,825,399
Brenntag SE	40,359	2,994,395
Deutsche Lufthansa AG(b)	642,662	4,490,726
DHL Group	369,324	14,365,140
ThyssenKrupp AG	161,292	1,119,209

	Shares	Value
Germany — 4.5% (Continued)
Wacker Chemie AG	12,842	$1,569,428
Total Germany		38,364,297

Italy — 2.3%
Eni SpA - ADR(a)	600,031	19,537,009

Japan — 16.0%
Honda Motor Co. Ltd. - ADR	576,967	17,741,735
Inpex Corp.	1,181,887	17,017,770
Kawasaki Heavy Industries Ltd.	100,165	2,175,446
Kawasaki Kisen Kaisha Ltd.	214,541	7,279,461
KDDI Corp.	538,069	15,928,192
Mazda Motor Corp.	345,944	3,250,036
Mitsubishi Corp.	406,715	18,662,068
Mitsubishi Motors Corp.	250,092	796,269
Mitsui & Co. Ltd.	518,805	18,541,096
Nippon Yusen KK	390,611	9,475,683
Niterra Co. Ltd.	57,625	1,273,586
Nitto Denko Corp.	33,909	2,166,194
Ono Pharmaceutical Co. Ltd.	162,769	2,793,624
Renesas Electronics Corp.(b)	464,183	5,988,520
SCREEN Holdings Co. Ltd.	23,048	1,054,361
Secom Co. Ltd.	39,800	2,743,922
Shinko Electric Industries Co. Ltd.	25,925	816,020
Sojitz Corp.	130,680	2,677,830
Subaru Corp.	321,804	5,433,992
Taisei Corp.	55,693	1,873,519
Total Japan		137,689,324

South Korea — 4.8%
Doosan Bobcat, Inc.	50,880	1,459,850
Hanwha Aerospace Co. Ltd.	23,960	1,791,833
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(b)	29,000	1,938,988
HMM Co. Ltd.	1,262,286	13,617,791
Kia Corp.	260,183	14,814,759
Korea Aerospace Industries Ltd.	41,920	1,371,933
Krafton, Inc.(b)	9,750	1,182,518
LG H&H Co. Ltd.	3,370	787,261
Posco International Corp.	118,730	4,404,408
Total South Korea		41,369,341

Luxembourg — 2.2%
ArcelorMittal	592,408	13,088,149
Tenaris SA - ADR(a)	197,230	6,177,244
Total Luxembourg		19,265,393

Netherlands — 6.2%
Koninklijke Ahold Delhaize NV	355,322	10,527,056
Randstad Holding NV	62,412	3,225,303
Shell PLC - ADR	291,976	19,019,317

The accompanying notes are an integral part of the financial statements.

Pacer Developed Markets International Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 99.6% (Continued)

Netherlands — 6.2% (Continued)
Stellantis NV	1,070,599	$19,937,299
Total Netherlands		52,708,975

Norway — 5.4%
Aker BP ASA	480,038	13,798,307
Equinor ASA - ADR(a)	635,575	21,209,138
Norsk Hydro ASA	1,053,095	6,003,168
Yara International ASA	118,597	3,875,042
Total Norway		44,885,655

Poland — 2.0%
ORLEN SA	1,111,508	17,548,530

Portugal — 1.0%
Galp Energia SGPS SA	541,052	8,135,044

Singapore — 1.8%
Genting Singapore Ltd.	1,805,178	1,133,881
Singapore Airlines Ltd.	3,328,106	14,852,082
Total Singapore		15,985,963

Spain — 4.1%
ACS Actividades de Construccion y Servicios SA	141,491	5,115,648
Repsol SA	987,901	14,451,250
Telefonica SA	4,046,080	15,609,104
Total Spain		35,176,002

Sweden — 2.0%
Boliden AB	56,555	1,447,764
H & M Hennes & Mauritz AB - Class B	419,265	5,607,753
Saab AB - Class B	28,938	1,482,877
SSAB AB - Class B	539,125	3,125,852
Telefonaktiebolaget LM Ericsson - ADR(a)	1,016,430	4,533,278
Total Sweden		16,197,524

Switzerland — 3.0%
Glencore PLC	3,135,553	16,584,048
Kuehne + Nagel International AG	38,089	10,237,740
Total Switzerland		26,821,788

United Kingdom — 10.8%
Barratt Developments PLC	354,922	1,785,524
BP PLC - ADR	475,247	17,384,535
British American Tobacco PLC - ADR	528,504	15,781,129
Centrica PLC	2,135,148	4,082,198
J Sainsbury PLC	1,055,226	3,300,066
JD Sports Fashion PLC	1,422,986	2,205,201
Mondi PLC	161,667	2,611,462

	Shares	Value
United Kingdom — 10.8% (Continued)
Persimmon PLC	87,471	$1,080,178
Rio Tinto PLC - ADR(a)	265,071	17,054,668
Taylor Wimpey PLC	1,278,360	1,721,592
Tesco PLC	2,808,938	9,207,898
Vodafone Group PLC - ADR(a)	1,777,691	16,425,865
Total United Kingdom		92,640,316
TOTAL COMMON STOCKS (Cost $866,999,336)		850,651,001

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 11.2%
Mount Vernon Liquid Assets Portfolio, LLC, 5.55%(c)	95,366,448	95,366,448
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $95,366,448)		95,366,448

Total Investments — 110.8% (Cost $962,365,784)		946,017,449
Liabilities in Excess of Other Assets — (10.8)%		(92,021,760)
TOTAL NET ASSETS — 100.0%		$853,995,689

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	All or a portion of this security is on loan as of October 31, 2023. The total market value of these securities was $92,257,506 which represented 10.8% of net assets.
(b)	Non-income producing security.
(c)	The rate shown is as of October 31, 2023.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Emerging Markets Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS — 93.8%

Brazil — 9.0%
Ambev SA - ADR	448,243	$1,134,055
CPFL Energia SA	142,956	950,157
CSN Mineracao SA	486,790	498,207
GPS Participacoes e Empreendimentos SA(a)	15,352	49,055
Magazine Luiza SA(b)	487,007	129,437
Telefonica Brasil SA - ADR	120,006	1,069,253
TIM SA - ADR(c)	39,062	589,446
Vale SA - ADR (c)	99,924	1,369,958
Vibra Energia SA	60,229	236,771
Total Brazil		6,026,339

Chile — 1.5%
Cencosud SA	247,127	400,373
Sociedad Quimica y Minera de Chile SA - ADR(c)	12,273	594,013
Total Chile		994,386

China — 23.0%
Aluminum Corp. of China Ltd. - Class H	2,949,256	1,579,168
AviChina Industry & Technology Co. Ltd. - Class H	1,126,820	509,753
China Coal Energy Co. Ltd. - Class H	1,738,600	1,364,174
China Communications Services Corp. Ltd. - Class H	594,039	242,922
China Feihe Ltd.(a)	461,340	286,523
China Shenhua Energy Co. Ltd. - Class H	421,635	1,293,152
China Tower Corp. Ltd. - Class H(a)	12,037,357	1,122,938
Dongfeng Motor Group Co. Ltd. - Class H	2,437,948	1,071,729
JD Logistics, Inc.(a)(b)	345,764	409,159
JD.com, Inc. - ADR	38,364	975,213
Kingsoft Corp. Ltd.	45,026	157,083
PetroChina Co. Ltd. - Class H	2,008,975	1,309,322
Sinopharm Group Co. Ltd. - Class H	324,615	775,732
Sinotruk Hong Kong Ltd.	511,052	961,335
Tianqi Lithium Corp. - Class C	194,640	1,049,654
Topsports International Holdings Ltd.(a)	406,005	341,396
Yangzijiang Shipbuilding Holdings Ltd.	317,628	336,384
Yankuang Energy Group Co. Ltd. - Class H	791,248	1,375,160
Total China		15,160,797

	Shares	Value
Greece — 2.2%
Hellenic Telecommunications Organization SA	23,545	$329,599
JUMBO SA	2,960	77,861
Motor Oil Hellas Corinth Refineries SA	31,339	746,095
OPAP SA	19,889	336,713
Total Greece		1,490,268

Hong Kong — 1.9%
Geely Automobile Holdings Ltd.	409,856	464,576
Kunlun Energy Co. Ltd.	924,026	769,899
Total Hong Kong		1,234,475

Hungary — 0.1%
Richter Gedeon Nyrt	3,972	93,132

Indonesia — 6.5%
Adaro Energy Tbk PT	10,074,079	1,623,522
Astra International Tbk PT	2,594,284	943,153
Telkom Indonesia Persero Tbk PT - ADR(c)	34,722	763,884
United Tractors Tbk PT	615,429	973,412
Total Indonesia		4,303,971

Kuwait — 0.4%
Mobile Telecommunications Co. KSCP	177,110	275,295

Malaysia — 1.2%
Petronas Chemicals Group Bhd	513,996	791,842

Mexico — 6.8%
Arca Continental SAB de CV	44,019	394,997
Coca-Cola Femsa SAB de CV - ADR - Class F	5,023	381,848
Fomento Economico Mexicano SAB de CV - ADR	8,206	930,643
Grupo Aeroportuario del Sureste SAB de CV - ADR	1,016	219,669
Grupo Mexico SAB de CV	289,217	1,201,047
Kimberly-Clark de Mexico SAB de CV - Class A	75,749	138,818
Wal-Mart de Mexico SAB de CV	352,773	1,264,026
Total Mexico		4,531,048

Qatar — 1.7%
Industries Qatar QSC	333,958	1,120,837

Russia — 0.0%(d)(e)
Alrosa PJSC	91,900	0
Inter RAO UES PJSC	1,901,988	0
LUKOIL PJSC - ADR(b)	2,652	0
Magnit PJSC	1,958	0

The accompanying notes are an integral part of the financial statements.

Pacer Emerging Markets Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 93.8% (Continued)

Russia — 0.0%(d)(e) (Continued)
Magnitogorsk Iron & Steel Works PJSC(b)	106,418	$0
Magnitogorsk Iron & Steel Works PJSC - GDR(b)	2,458	0
Severstal PAO(b)	9,320	0
Severstal PAO - GDR(b)	2,129	0
Surgutneftegas PJSC	477,461	0
Tatneft PJSC (b)	3,600	0
Total Russia		0

South Africa — 6.8%
Anglo American Platinum Ltd.	15,994	535,493
Clicks Group Ltd.	6,888	101,501
Exxaro Resources Ltd.	68,315	685,294
Impala Platinum Holdings Ltd.	96,156	400,773
Kumba Iron Ore Ltd.	22,183	587,762
MTN Group Ltd.	111,560	544,587
MultiChoice Group(b)	38,737	145,096
Northam Platinum Holdings Ltd.	38,037	229,579
Shoprite Holdings Ltd.	27,712	355,115
Sibanye Stillwater Ltd. - ADR	42,859	217,724
Vodacom Group Ltd.	83,896	456,718
Woolworths Holdings Ltd.	67,077	249,737
Total South Africa		4,509,379

Taiwan — 15.1%
Acer, Inc.	349,833	367,791
Asustek Computer, Inc.	35,583	370,805
Catcher Technology Co. Ltd.	48,976	274,060
Chicony Electronics Co. Ltd.	58,971	226,357
China Airlines Ltd.	631,168	376,541
Compal Electronics, Inc.	898,639	777,149
Eva Airways Corp.	931,437	786,847
Evergreen Marine Corp. Taiwan Ltd.	274,864	910,986
Inventec Corp.	337,300	418,050
Largan Precision Co. Ltd.	4,601	293,636
Lite-On Technology Corp.	116,607	359,510
Micro-Star International Co. Ltd.	70,999	361,179
Nan Ya Printed Circuit Board Corp.	30,741	223,674
Novatek Microelectronics Corp.	24,531	343,744
Pou Chen Corp.	513,464	456,711
Quanta Computer, Inc.	277,961	1,619,690
Unimicron Technology Corp.	86,887	383,069
Wistron Corp.	295,273	813,856
Wiwynn Corp.	8,200	384,276
Zhen Ding Technology Holding Ltd.	58,104	174,661
Total Taiwan		9,922,592

	Shares	Value
Thailand — 6.6%
Advanced Info Service PCL	87,373	$534,800
Banpu PCL	2,930,020	619,549
Indorama Ventures PCL	416,871	274,879
PTT Exploration & Production PCL	332,469	1,517,005
PTT PCL	1,567,090	1,449,697
Total Thailand		4,395,930

Turkey — 8.8%
BIM Birlesik Magazalar AS	25,469	244,624
KOC Holding AS	334,450	1,615,606
Tofas Turk Otomobil Fabrikasi AS	44,340	376,869
Turk Hava Yollari AO(b)	190,076	1,458,496
Turkcell Iletisim Hizmetleri AS(b)	165,736	280,916
Turkiye Petrol Rafinerileri AS	362,651	1,817,145
Total Turkey		5,793,656

United Arab Emirates — 2.2%
Fertiglobe PLC	1,268,630	1,108,713
National Marine Dredging Co.(b)	56,865	336,267
Total United Arab Emirates		1,444,980
TOTAL COMMON STOCKS (Cost $67,551,866)		62,088,927

PREFERRED STOCKS — 5.5%

Brazil — 5.5%
Cia Energetica de Minas Gerais - ADR	269,138	610,943
Cia Paranaense de Energia, Class B	139,988	232,677
Gerdau SA - ADR	126,471	548,884
Metalurgica Gerdau SA	266,956	547,493
Petroleo Brasileiro SA - ADR	124,483	1,721,601
Total Brazil		3,661,598
TOTAL PREFERRED STOCKS (Cost $3,400,977)		3,661,598

The accompanying notes are an integral part of the financial statements.

Pacer Emerging Markets Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited) (Continued)

	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 5.4%
Mount Vernon Liquid Assets Portfolio, LLC, 5.55%(f)	3,606,922	$3,606,922
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,606,922)		3,606,922

Total Investments — 104.7% (Cost $74,559,765)		69,357,447
Liabilities in Excess of Other Assets — (4.7)%		(3,113,259)
TOTAL NET ASSETS — 100.0%		$66,244,188

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PLC - Public Limited Company

(a)

Security is exempt from registration under Rule 144A and Regulation S of the Securities Act of 1933, as amended. Such securities are treated as liquid securites according to the Fund’s liquidity guidelines. As of October 31, 2023, the value of these securities total $2,209,071 or 3.3% of the Fund’s net assets.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of October 31, 2023. The total market value of these securities was $3,519,094 which represented 5.3% of net assets.
(d)	Represents less than 0.05% of net assets.
(e)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting through its Valuation Committee. These securities represented $0 or 0.0% of net assets as of October 31, 2023.

(f)	The rate shown is as of October 31, 2023.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer US Large Cap Cash Cows Growth Leaders ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.9%

Communication Services — 5.8%
Alphabet, Inc. - Class A(a)	5,835	$724,008
Electronic Arts, Inc.	2,555	316,283
Iridium Communications, Inc.	2,548	94,403
Match Group, Inc.(a)	7,849	271,575
Trade Desk, Inc. - Class A(a)	8,756	621,326
ZoomInfo Technologies, Inc.(a)	6,116	79,263
Total Communication Services		2,106,858

Consumer Discretionary — 4.3%
Airbnb, Inc. - Class A(a)	2,200	260,238
Booking Holdings, Inc.(a)	154	429,592
eBay, Inc.	4,515	177,123
Etsy, Inc.(a)	1,200	74,760
H&R Block, Inc.	7,830	321,422
McDonald’s Corp.	1,040	272,657
Total Consumer Discretionary		1,535,792

Consumer Staples — 1.7%
Altria Group, Inc.	4,278	171,847
Coca-Cola Co.	3,825	216,075
Olaplex Holdings, Inc.(a)	30,861	43,823
Philip Morris International, Inc.	2,215	197,489
Total Consumer Staples		629,234

Energy — 12.6%
Antero Midstream Corp.	31,578	389,673
Cheniere Energy, Inc.	1,546	257,285
Coterra Energy, Inc.	12,707	349,443
Diamondback Energy, Inc.	1,979	317,273
EOG Resources, Inc.	2,836	358,045
EQT Corp.	12,584	533,309
Kinder Morgan, Inc.	13,455	217,971
Marathon Oil Corp.	9,975	272,417
Occidental Petroleum Corp.	4,610	284,944
Pioneer Natural Resources Co.	1,766	422,074
Range Resources Corp.	13,300	476,672
Texas Pacific Land Corp.	148	273,201
Williams Cos., Inc.	11,015	378,916
Total Energy		4,531,223

Financials — 2.7%
XP, Inc. - Class A	48,898	977,960
Total Financials		977,960

Health Care — 10.3%
AbbVie, Inc.	1,282	180,993
Amgen, Inc.	1,318	337,013
Bristol-Myers Squibb Co.	2,561	131,968
Danaher Corp.	1,122	215,446
Doximity, Inc. - Class A(a)	4,358	89,034

	Shares	Value
Health Care — 10.3% (Continued)
Gilead Sciences, Inc.	2,436	$191,323
Jazz Pharmaceuticals PLC(a)	1,681	213,521
Maravai LifeSciences Holdings, Inc. - Class A(a)	10,166	69,739
Medpace Holdings, Inc.(a)	2,418	586,776
Mettler-Toledo International, Inc.(a)	118	116,254
Premier, Inc.	4,453	85,587
Regeneron Pharmaceuticals, Inc.(a)	381	297,138
Royalty Pharma PLC - Class A	4,500	120,915
United Therapeutics Corp.(a)	731	162,911
Veeva Systems, Inc. - Class A(a)	2,357	454,217
Vertex Pharmaceuticals, Inc.(a)	1,261	456,621
Total Health Care		3,709,456

Industrials — 6.3%
Copart, Inc.(a)	11,625	505,920
CSX Corp.	7,012	209,308
Nordson Corp.	1,400	297,626
Paychex, Inc.	2,753	305,721
Union Pacific Corp.	1,315	273,007
Veralto Corp.(a)	366	25,254
Verisk Analytics, Inc.	2,814	639,791
Total Industrials		2,256,627

Information Technology — 54.7%
Adobe, Inc.(a)	1,838	977,925
Analog Devices, Inc.	1,174	184,705
ANSYS, Inc.(a)	855	237,912
Apple, Inc.	2,782	475,082
Applied Materials, Inc.	3,718	492,077
AppLovin Corp. - Class A(a)	29,888	1,089,118
Aspen Technology, Inc.(a)	866	153,932
Atlassian Corp. - Class A(a)	2,388	431,368
Autodesk, Inc.(a)	1,591	314,429
Bentley Systems, Inc. - Class B	9,547	464,366
Broadcom, Inc.	947	796,777
Cadence Design System, Inc.(a)	2,032	487,375
Cisco Systems, Inc.	7,327	381,957
Crowdstrike Holdings, Inc. - Class A(a)	3,788	669,605
Datadog, Inc. - Class A(a)	5,214	424,785
Dolby Laboratories, Inc. - Class A	2,905	235,131
Dropbox, Inc. - Class A(a)	22,382	588,647
Dynatrace, Inc.(a)	7,604	339,975
Enphase Energy, Inc.(a)	686	54,592
F5, Inc.(a)	2,313	350,628
Fair Isaac Corp.(a)	665	562,504
Fortinet, Inc.(a)	3,837	219,361
Gen Digital, Inc.	12,677	211,199
Intuit, Inc.	1,074	531,576

The accompanying notes are an integral part of the financial statements.

Pacer US Large Cap Cash Cows Growth Leaders ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 99.9% (Continued)

Information Technology — 54.7% (Continued)
Keysight Technologies, Inc.(a)	1,018	$124,247
KLA Corp.	1,147	538,746
Lam Research Corp.	1,025	602,926
Lattice Semiconductor Corp.(a)	3,906	217,213
Manhattan Associates, Inc.(a)	3,363	655,718
Microchip Technology, Inc.	2,809	200,254
Microsoft Corp.	1,739	587,973
NVIDIA Corp.	2,661	1,085,155
Palo Alto Networks, Inc.(a)	2,243	545,094
PTC, Inc.(a)	2,811	394,721
salesforce.com, Inc.(a)	2,780	558,307
ServiceNow, Inc.(a)	1,059	616,179
Skyworks Solutions, Inc.	1,849	160,382
Snowflake, Inc.(a)	1,504	218,276
Synopsys, Inc.(a)	1,114	522,956
VeriSign, Inc.(a)	1,359	271,338
VMware, Inc.(a)	5,047	735,096
Workday, Inc. - Class A(a)	2,311	489,262
Zoom Video Communications, Inc. - Class A(a)	2,627	157,567
Zscaler, Inc.(a)	2,726	432,589
Total Information Technology		19,789,025

Materials — 1.2%
CF Industries Holdings, Inc.	2,021	161,235
Southern Copper Corp.	3,933	278,850
Total Materials		440,085

Utilities — 0.3%
Clearway Energy, Inc. - Class C	5,046	109,548
Total Utilities		109,548
TOTAL COMMON STOCKS (Cost $36,697,581)		36,085,808

Total Investments — 99.9% (Cost $36,697,581)		36,085,808
Other Assets in Excess of Liabilities — 0.1%		6,975
TOTAL NET ASSETS — 100.0%		$36,092,783

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
(a)	Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer US Small Cap Cash Cows Growth Leaders ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.9%

Communication Services — 6.7%
Cargurus, Inc.(a)	1,014	$17,471
Cars.com, Inc.(a)	756	11,514
Cogent Communications Holdings, Inc.	299	19,429
Gogo, Inc.(a)	552	5,796
Madison Square Garden Sports Corp.(a)	70	11,770
Shutterstock, Inc.	134	5,451
TechTarget, Inc.(a)	243	6,119
Thryv Holdings, Inc.(a)	486	8,471
TripAdvisor, Inc.(a)	428	6,317
YELP, Inc.(a)	887	37,423
Total Communication Services		129,761

Consumer Discretionary — 20.5%
Adtalem Global Ed, Inc.(a)	494	25,589
Buckle, Inc.	316	10,671
Cavco Industries, Inc.(a)	52	12,975
Century Communities, Inc.	396	24,354
Ethan Allen Interiors, Inc.	613	16,097
Green Brick Partners, Inc.(a)	1,039	40,209
Jack in the Box, Inc.	213	13,457
LCI Industries	181	19,637
M/I Homes, Inc.(a)	571	46,863
MDC Holdings, Inc.	673	25,540
Meritage Homes Corp.	226	25,769
Monarch Casino & Resort, Inc.	175	10,533
Monro, Inc.	196	4,865
Movado Group, Inc.	290	8,079
Patrick Industries, Inc.	302	22,695
Perdoceo Education Corp.	1,619	29,288
Six Flags Entertainment Corp.(a)	400	7,960
Steven Madden Ltd.	374	12,263
Tri Pointe Homes, Inc.(a)	1,077	26,990
Vista Outdoor, Inc.(a)	584	14,670
Total Consumer Discretionary		398,504

Consumer Staples — 5.7%
Cal-Maine Foods, Inc.	184	8,337
elf Beauty, Inc.(a)	458	42,424
Energizer Holdings, Inc.	357	11,274
Medifast, Inc.	92	6,363
National Beverage Corp.(a)	439	20,361
Simply Good Foods Co.(a)	376	14,021
Vector Group Ltd.	815	8,378
Total Consumer Staples		111,158

	Shares	Value
Energy — 11.9%
California Resources Corp.	579	$30,450
Civitas Resources, Inc.	289	21,799
CONSOL Energy, Inc.	502	46,128
Dorian LPG Ltd.	889	28,421
Helmerich & Payne, Inc.	287	11,357
Par Pacific Holdings, Inc.(a)	767	25,173
Patterson-UTI Energy, Inc.	1,131	14,364
SM Energy Co.	938	37,820
US Silica Holdings, Inc.(a)	1,210	14,605
Total Energy		230,117

Health Care — 12.0%
Amphastar Pharmaceuticals, Inc.(a)	1,044	47,262
Certara, Inc.(a)	707	8,618
Collegium Pharmaceutical, Inc.(a)	429	9,335
Corcept Therapeutics, Inc.(a)	1,415	39,733
Cross Country Healthcare, Inc.(a)	576	13,340
Harmony Biosciences Holdings, Inc.(a)	229	5,391
Innoviva, Inc.(a)	1,450	17,995
Ligand Pharmaceuticals, Inc.(a)	176	9,203
Mesa Laboratories, Inc.	69	6,474
Omnicell, Inc.(a)	329	11,693
Pacira BioSciences, Inc.(a)	262	7,404
Premier, Inc.	274	5,266
Prestige Brands Holdings, Inc.(a)	238	14,128
Simulations Plus, Inc.	587	20,703
Supernus Pharmaceuticals, Inc.(a)	303	7,227
Veradigm, Inc.(a)	686	9,048
Total Health Care		232,820

Industrials — 16.2%
American Woodmark Corp.(a)	564	37,918
Brady Corp. - Class A	203	10,446
Encore Wire Corp.	57	10,193
Forward Air Corp.	94	6,055
Gibraltar Industries, Inc.(a)	524	31,891
Griffon Corp.	579	23,125
Liquidity Services, Inc.(a)	2,349	45,265
Matson, Inc.	387	33,688
Mueller Industries, Inc.	486	18,327
National Presto Industries, Inc.	281	21,005
Powell Industries, Inc.	772	59,174
Verra Mobility Corp.(a)	962	19,019
Total Industrials		316,106

Information Technology — 24.6%
A10 Networks, Inc.	953	10,359
Adeia, Inc.	1,745	14,710
Agilysys, Inc.(a)	147	12,611

The accompanying notes are an integral part of the financial statements.

Pacer US Small Cap Cash Cows Growth Leaders ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 99.9% (Continued)

Information Technology — 24.6% (Continued)
Axcelis Technologies, Inc.(a)	240	$30,600
Badger Meter, Inc.	220	30,481
Cohu, Inc.(a)	440	13,262
Consensus Cloud Solutions, Inc.(a)	296	6,391
CTS Corp.	412	15,413
Digi International, Inc.(a)	483	12,162
DoubleVerify Holdings, Inc.(a)	1,001	27,858
Extreme Networks, Inc.(a)	1,594	32,868
InterDigital, Inc.	316	23,779
Kulicke & Soffa Industries, Inc.	275	11,443
LiveRamp Holdings, Inc.(a)	1,171	32,390
MaxLinear, Inc.(a)	285	4,332
NetScout Systems, Inc.(a)	569	12,421
Onto Innovation, Inc.(a)	411	46,185
Perficient, Inc.(a)	179	10,416
Photronics, Inc.(a)	1,720	31,579
Progress Software Corp.	317	16,287
Rambus, Inc.(a)	551	29,936
SPS Commerce, Inc.(a)	158	25,334
Veeco Instruments, Inc.(a)	1,265	30,284
Total Information Technology		481,101

Materials — 2.3%
Balchem Corp.	149	17,320
Livent Corp.(a)	545	7,951
Warrior Met Coal, Inc.	401	19,540
Total Materials		44,811
TOTAL COMMON STOCKS (Cost $2,171,042)		1,944,378

Total Investments — 99.9% (Cost $2,171,042)		1,944,378
Other Assets in Excess of Liabilites — 0.1%		1,421
TOTAL NET ASSETS — 100.0%		$1,945,799

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer US Cash Cows Growth ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.7%

Communication Services — 0.5%
Nexstar Media Group, Inc. - Class A(a)	1,247	$174,680
Total Communication Services		174,680

Consumer Discretionary — 2.9%
Crocs, Inc.(b)	2,198	196,325
Grand Canyon Education, Inc.(b)	1,074	127,086
Ulta Beauty, Inc.(b)	1,749	666,912
Total Consumer Discretionary		990,323

Energy — 45.6%
Antero Resources Corp.(b)	10,686	314,596
APA Corp.(a)	10,930	434,140
Chevron Corp.	10,910	1,589,914
CNX Resources Corp.(a)(b)	5,736	124,586
ConocoPhillips	14,864	1,765,843
Diamondback Energy, Inc.(a)	6,363	1,020,116
EOG Resources, Inc.	13,741	1,734,801
EQT Corp.(a)	14,629	619,977
Exxon Mobil Corp.	15,784	1,670,736
Marathon Oil Corp.	21,541	588,285
Matador Resources Co.(a)	4,232	261,072
Murphy Oil Corp.	5,555	249,253
Occidental Petroleum Corp.	27,945	1,727,280
ONEOK, Inc.	15,920	1,037,984
PBF Energy, Inc. - Class A	4,394	208,847
Pioneer Natural Resources Co.	7,641	1,826,199
Range Resources Corp.(a)	8,587	307,758
Southwestern Energy Co.(a)(b)	39,168	279,268
Total Energy		15,760,655

Health Care — 28.6%
AbbVie, Inc.	12,240	1,728,043
Amgen, Inc.	7,029	1,797,315
Bristol-Myers Squibb Co.	29,999	1,545,848
Exelixis, Inc.(b)	11,324	233,161
Gilead Sciences, Inc.	24,005	1,885,354
Incyte Corp.(a)(b)	7,972	429,930
Jazz Pharmaceuticals PLC(b)	2,243	284,906
Pfizer, Inc.	53,269	1,627,901
United Therapeutics Corp.(b)	1,668	371,730
Total Health Care		9,904,188

Industrials — 7.0%
Builders FirstSource, Inc.(b)	4,446	482,480
Carlisle Cos., Inc.	1,780	452,280
Concentrix Corp.	1,854	141,293
EMCOR Group, Inc.	1,677	346,552
Expeditors International of Washington, Inc.	5,260	574,655

	Shares	Value
Industrials — 7.0% (Continued)
Landstar System, Inc.	1,279	$210,754
UFP Industries, Inc.	2,198	209,184
Total Industrials		2,417,198

Information Technology — 2.0%
Dropbox, Inc. - Class A(a)(b)	12,379	325,568
GoDaddy, Inc. - Class A(a)(b)	5,229	382,919
Total Information Technology		708,487

Materials — 12.8%
Cabot Corp.	1,991	132,362
CF Industries Holdings, Inc.(a)	6,864	547,610
Eagle Materials, Inc.	1,258	193,619
Mosaic Co.	11,817	383,816
Nucor Corp.	8,846	1,307,349
Olin Corp.	4,473	191,087
Reliance Steel & Aluminum Co.	2,086	530,637
Steel Dynamics, Inc.(a)	5,894	627,770
Westlake Chemical Corp.	4,539	523,619
Total Materials		4,437,869

Utilities — 0.3%
ONE Gas, Inc.(a)	1,968	118,867
Total Utilities		118,867
TOTAL COMMON STOCKS (Cost $36,353,333)		34,512,267

The accompanying notes are an integral part of the financial statements.

Pacer US Cash Cows Growth ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited) (Continued)

	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 14.8%
Mount Vernon Liquid Assets Portfolio, LLC, 5.55%(c)	5,103,029	$5,103,029
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $5,103,029)		5,103,029

Total Investments — 114.5% (Cost $41,456,362)		39,615,296
Liabilities in Excess of Other Assets — (14.5)%		(5,035,321)
TOTAL NET ASSETS — 100.0%		$34,579,975

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
(a)	All or a portion of this security is on loan as of October 31, 2023. The total market value of these securities was $5,060,949 which represented 14.6% of net assets.
(b)	Non-income producing security.
(c)	The rate shown is as of October 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Cash Cows Fund of Funds ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited)

	Shares	Value
AFFILIATED EXCHANGE TRADED FUNDS — 100.0%(a)

Pacer Developed Markets International Cash Cows 100 ETF	496,589	$14,271,968
Pacer Global Cash Cows Dividend ETF	455,822	14,385,742
Pacer US Cash Cows 100 ETF	299,767	14,310,877
Pacer US Cash Cows Growth ETF	410,915	14,196,168
Pacer US Small Cap Cash Cows 100 ETF	358,637	14,216,370
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $72,098,069)		71,381,125

Total Investments — 100.0% (Cost $72,098,069)		71,381,125
Other Assets in Excess of Liabilities — 0.0%(b)		23,725
TOTAL NET ASSETS — 100.0%		$71,404,850

Percentages are stated as a percent of net assets.

(a)	Affiliated company as defined by the Investment Company Act of 1940.
(b)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer WealthShield ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited)

	Shares	Value
CONTINGENT VALUE RIGHTS — 0.0%(a)

Health Care — 0.0%(a)
Achillion Pharmaceuticals, Inc.(b)(c)	6,273	$2,509
Abiomed, Inc.(b)(c)	64	0
Total Health Care		2,509
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		2,509

	Principal Amount
SHORT-TERM INVESTMENTS — 98.4%

U.S. Treasury Bills — 98.4%
5.38%, 12/28/2023	$5,138,000	5,094,782
5.39%, 01/25/2024	5,238,000	5,172,357
0.00%, 02/01/2024	15,400,000	15,190,911
TOTAL SHORT-TERM INVESTMENTS (Cost $25,459,942)		25,458,050

	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 11.5%(e)
Mount Vernon Liquid Assets Portfolio, LLC, 5.55%(d)	2,960,492	2,960,492
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,960,492)		2,960,492

Total Investments — 109.9% (Cost $28,420,434)		28,421,051
Liabilities in Excess of Other Assets — (9.9)%		(2,567,328)
TOTAL NET ASSETS — 100.0%		$25,853,723

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting through its Valuation Committee. These securities represented $2,509 or 0.0% of net assets as of October 31, 2023.

(d)	The rate shown is as of October 31, 2023.
(e)	Due to settlement of open trades, there are no positions in the portfolio on loan as of October 31, 2023. The total value of securities on loan is $2,907,719 or 11.2% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Industrial Real Estate ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS — 95.1%

Real Estate — 95.1%
Big Yellow Group PLC	241,841	$2,807,183
Centuria Industrial REIT	785,546	1,415,201
CubeSmart	218,213	7,438,881
Dream Industrial Real Estate Investment Trust	405,951	3,427,933
EastGroup Properties, Inc.(a)	49,551	8,089,201
Extra Space Storage, Inc.	69,880	7,238,869
First Industrial Realty Trust, Inc.	174,319	7,373,694
GLP J-Reit	6,407	5,727,518
Granite Real Estate Investment Trust	96,135	4,377,808
Industrial Logistics Properties Trust	99,759	249,398
Lexington Realty Trust	432,168	3,418,449
LondonMetric Property PLC	1,519,678	3,055,093
Mapletree Industrial Trust	3,130,386	4,915,699
Mapletree Logistics Trust	5,072,233	5,445,848
National Storage Affiliates Trust	125,122	3,568,479
Prologis, Inc.	240,966	24,277,325
Public Storage	107,817	25,736,996
Rexford Industrial Realty, Inc.	166,164	7,184,931
Safestore Holdings PLC	331,212	2,751,579
Segro PLC	974,039	8,438,814
STAG Industrial, Inc.(a)	241,546	8,024,158
Terreno Realty Corp.(a)	124,314	6,623,450
Tritax Big Box REIT PLC	2,720,360	4,523,242
Urban Logistics REIT PLC	687,495	870,712
Warehouses De Pauw CVA	238,600	5,887,431
Total Real Estate		162,867,892
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $196,006,879)		162,867,892

COMMON STOCKS — 4.7%

Real Estate — 4.7%
National Storage REIT	1,531,448	1,942,944
Sagax AB - Class B	244,768	4,418,452
VGP NV	20,057	1,628,813
Total Real Estate		7,990,209
TOTAL COMMON STOCKS (Cost $9,090,227)		7,990,209

	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 6.6%
Mount Vernon Liquid Assets Portfolio, LLC, 5.55%(b)	11,257,062	$11,257,062
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $11,257,062)		11,257,062

Total Investments — 106.4% (Cost $216,505,984)		182,115,163
Liabilities in Excess of Other Assets — (6.4)%		(10,915,193)
TOTAL NET ASSETS — 100.0%		$171,199,970

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan as of October 31, 2023. The total market value of these securities was $11,166,001 which represented 6.5% of net assets.
(b)	The rate shown is as of October 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Data & Infrastructure Real Estate ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS — 64.9%

Real Estate — 64.9%
American Tower Corp.	322,168	$57,407,117
Crown Castle, Inc.	578,823	53,818,963
Digital Realty Trust, Inc.(b)	447,001	55,589,044
Equinix, Inc.	74,871	54,628,876
Iron Mountain, Inc.(b)	357,114	21,094,724
Keppel DC REIT	14,013,620	17,286,243
SBA Communications Corp.	103,238	21,538,544
Uniti Group, Inc.(b)	3,117,703	14,341,434
		295,704,945
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $371,038,348)		295,704,945

COMMON STOCKS — 27.4%

Communication Services — 24.5%
Cellnex Telecom SA(c)	604,605	17,715,022
Chorus Ltd.	4,795,469	20,008,953
Eutelsat Communications SACA(b)	1,949,024	8,302,310
Helios Towers PLC(a)	8,078,910	5,935,906
IHS Holding Ltd.(a)	159,303	783,771
Infrastrutture Wireless Italiane SpA(c)	1,800,086	19,635,849
Iridium Communications, Inc.	373,200	13,827,060
RAI Way SpA(c)	1,245,429	6,187,192
SES SA	3,206,339	18,657,072
		111,053,135

Information Technology — 1.0%
GDS Holdings Ltd. - ADR(a)	251,270	2,588,081
Vnet Group, Inc. - ADR(a)	712,973	2,292,207
		4,880,288

Real Estate — 1.9%
DigitalBridge Group, Inc.	550,718	8,728,880
TOTAL COMMON STOCKS (Cost $165,527,675)		124,662,303

	Shares	Value
EXCHANGE TRADED FUNDS — 7.7%

iShares U.S. Real Estate ETF	173,349	$13,058,380
Vanguard Real Estate ETF	302,100	22,029,132
TOTAL EXCHANGE TRADED FUNDS (Cost $34,353,790)		35,087,512

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 6.6%
Mount Vernon Liquid Assets Portfolio, LLC, 5.55%(d)	29,839,194	29,839,194
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $29,839,194)		29,839,194

Total Investments — 106.6% (Cost $600,759,007)		$485,293,954
Liabilities in Excess of Other Assets — (6.6)%		(29,947,551)
TOTAL NET ASSETS — 100.0%		$455,346,403

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan as of October 31, 2023. The total market value of these securities was $29,166,224 which represented 6.4% of net assets.

(c)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2023, the value of these securities total $43,538,063 or 9.6% of the Fund’s net assets.

(d)	The rate shown is as of October 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.3%

Consumer Discretionary — 24.9%
Airbnb, Inc. - Class A(a)	1,674	$198,017
Amazon.com, Inc.(a)	1,766	235,037
Aptiv PLC(a)	2,429	211,809
AutoZone, Inc.(a)	93	230,373
Bath & Body Works, Inc.	6,686	198,240
Best Buy Co., Inc.	3,333	222,711
Booking Holdings, Inc.(a)	78	217,586
BorgWarner, Inc.	6,097	224,979
Caesars Entertainment, Inc.(a)	4,441	177,151
CarMax, Inc.(a)	3,006	183,637
Carnival Corp.(a)	15,951	182,798
Chipotle Mexican Grill, Inc.(a)	125	242,775
Darden Restaurants, Inc.	1,633	237,650
Domino’s Pizza, Inc.	630	213,564
DR Horton, Inc.	2,080	217,152
eBay, Inc.	5,619	220,433
Etsy, Inc.(a)	3,636	226,523
Expedia Group, Inc.(a)	2,223	211,830
Ford Motor Co.	19,842	193,460
Garmin Ltd.	2,375	243,509
General Motors Co.	7,407	208,877
Genuine Parts Co.	1,627	209,655
Hasbro, Inc.	3,489	157,528
Hilton Worldwide Holdings, Inc.	1,584	240,024
Home Depot, Inc.	742	211,240
Las Vegas Sands Corp.	4,994	237,015
Lennar Corp. - Class A	2,057	219,441
LKQ Corp.	4,837	212,441
Lowe’s Cos., Inc.	1,055	201,051
Lululemon Athletica, Inc.(a)	606	238,449
Marriott International, Inc.	1,188	224,009
McDonald’s Corp.	874	229,137
MGM Resorts International	5,580	194,854
Mohawk Industries, Inc.(a)	2,594	208,506
NIKE, Inc. - Class B	2,499	256,821
Norwegian Cruise Line Holdings Ltd.(a)	14,973	203,633
NVR, Inc.(a)	39	211,092
O’Reilly Automotive, Inc.(a)	255	237,262
Pool Corp.	709	223,881
PulteGroup, Inc.	3,023	222,463
Ralph Lauren Corp.	2,087	234,850
Ross Stores, Inc.	2,045	237,159
Royal Caribbean Cruises Ltd.(a)	2,507	212,418
Starbucks Corp.	2,561	236,227
Tapestry, Inc.	7,653	210,917
Tesla Motors, Inc.(a)	982	197,225
TJX Cos., Inc.	2,669	235,059

	Shares	Value
Consumer Discretionary — 24.9% (Continued)
Tractor Supply Co.	1,123	$216,245
Ulta Beauty, Inc.(a)	590	224,973
VF Corp.	12,982	191,225
Whirlpool Corp.	1,788	186,953
Wynn Resorts Ltd.	2,577	226,209
Yum! Brands, Inc.	1,929	233,139
Total Consumer Discretionary		11,479,212

Industrials — 25.1%
3M Co.	1,520	138,244
A O Smith Corp.	2,300	160,448
Alaska Air Group, Inc.(a)	4,056	128,291
Allegion PLC	1,494	146,950
American Airlines Group, Inc.(a)	11,550	128,783
AMETEK, Inc.	1,049	147,668
Automatic Data Processing, Inc.	647	141,188
Axon Enterprise, Inc.(a)	752	153,776
Boeing Co.(a)	764	142,730
Broadridge Financial Solutions, Inc.	860	146,750
Carrier Global Corp.	2,753	131,208
Caterpillar, Inc.	572	129,301
Ceridian HCM Holding, Inc.(a)	2,209	141,398
CH Robinson Worldwide, Inc.	1,871	153,104
Cintas Corp.	326	165,321
Copart, Inc.(a)	3,613	157,238
CSX Corp.	5,391	160,921
Cummins, Inc.	687	148,598
Deere & Co.	404	147,605
Delta Air Lines, Inc.	3,956	123,625
Dover Corp.	1,136	147,623
Eaton Corp. PLC	684	142,210
Emerson Electric Co.	1,632	145,199
Equifax, Inc.	821	139,217
Expeditors International of Washington, Inc.	1,407	153,715
Fastenal Co.	2,962	172,803
FedEx Corp.	637	152,944
Fortive Corp.	2,082	135,913
Generac Holdings, Inc.(a)	1,402	117,866
General Dynamics Corp.	741	178,811
General Electric Co.	1,445	156,970
Honeywell International, Inc.	875	160,353
Howmet Aerospace, Inc.	3,389	149,455
Hubbell, Inc.	459	123,976
Huntington Ingalls Industries, Inc.	766	168,382
IDEX Corp.	747	142,983
Illinois Tool Works, Inc.	677	151,729
Ingersoll Rand, Inc.	2,326	141,142
Jacobs Solutions, Inc.	1,235	164,626
JB Hunt Trasport Services, Inc.	875	150,386

The accompanying notes are an integral part of the financial statements.

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 99.3% (Continued)

Industrials — 25.1% (Continued)
Johnson Controls International PLC	2,815	$137,991
L3Harris Technologies, Inc.	961	172,413
Leidos Holdings, Inc.	1,685	167,017
Lockheed Martin Corp.	382	173,672
Masco Corp.	2,871	149,550
Nordson Corp.	694	147,537
Norfolk Southern Corp.	825	157,402
Northrop Grumman Corp.	382	180,087
Old Dominion Freight Line, Inc.	383	144,261
Otis Worldwide Corp.	1,952	150,714
PACCAR, Inc.	1,911	157,715
Parker-Hannifin Corp.	395	145,719
Paychex, Inc.	1,340	148,807
Paycom Software, Inc.	568	139,143
Pentair PLC	2,372	137,861
Quanta Services, Inc.	782	130,688
Republic Services, Inc.	1,104	163,933
Robert Half, Inc.	2,206	164,943
Rockwell Automation, Inc.	544	142,969
Rollins, Inc.	4,471	168,154
RTX Corp.	1,934	157,408
Snap-On, Inc.	622	160,439
Southwest Airlines Co.	5,468	121,554
Stanley Black & Decker, Inc.	1,775	150,964
Textron, Inc.	2,136	162,336
Trane Technologies PLC	784	149,203
TransDigm Group, Inc.(a)	185	153,197
Union Pacific Corp.	762	158,199
United Airlines Holdings, Inc.(a)	3,404	119,174
United Parcel Service, Inc. - Class B	1,003	141,674
United Rentals, Inc.	348	141,382
Veralto Corp.(a)	1,952	134,688
Verisk Analytics, Inc.	661	150,285
W.W. Grainger, Inc.	234	170,780
Waste Management, Inc.	1,032	169,589
Westinghouse Air Brake Technologies Corp.	1,515	160,620
Xylem, Inc.	1,696	158,644
Total Industrials		11,530,162

Information Technology — 24.9%
Accenture PLC - Class A	606	180,037
Adobe, Inc.(a)	352	187,285
Advanced Micro Devices, Inc.(a)	1,858	183,013
Akamai Technologies, Inc.(a)	1,883	194,570
Amphenol Corp.	2,295	184,862
Analog Devices, Inc.	1,111	174,794
ANSYS, Inc.(a)	627	174,469

	Shares	Value
Information Technology — 24.9% (Continued)
Apple, Inc.	1,106	$188,872
Applied Materials, Inc.	1,336	176,820
Arista Networks, Inc.(a)	1,003	200,970
Autodesk, Inc.(a)	899	177,669
Broadcom, Inc.	230	193,515
Cadence Design System, Inc.(a)	828	198,596
CDW Corp.	927	185,771
Cisco Systems, Inc.	3,479	181,360
Cognizant Technology Solutions Corp.	2,764	178,195
Corning, Inc.	6,285	168,187
Enphase Energy, Inc.(a)	1,640	130,511
EPAM Systems, Inc.(a)	743	161,655
F5, Inc.(a)	1,228	186,153
Fair Isaac Corp.(a)	219	185,246
First Solar, Inc.(a)	1,076	153,276
Fortinet, Inc.(a)	3,077	175,912
Gartner, Inc.(a)	557	184,946
Gen Digital, Inc.	9,862	164,301
Hewlett Packard Enterprise Co.	11,370	174,871
HP, Inc.	6,694	176,253
Intel Corp.	5,187	189,326
International Business Machines Corp.	1,335	193,094
Intuit, Inc.	358	177,192
Juniper Networks, Inc.	6,782	182,571
Keysight Technologies, Inc.(a)	1,490	181,855
KLA Corp.	396	186,001
Lam Research Corp.	295	173,525
Microchip Technology, Inc.	2,503	178,439
Micron Technology, Inc.	2,809	187,838
Microsoft Corp.	590	199,484
Monolithic Power Systems, Inc.	394	174,046
Motorola Solutions, Inc.	698	194,365
NetApp, Inc.	2,493	181,441
NVIDIA Corp.	433	176,577
NXP Semiconductors NV	971	167,430
ON Semiconductor Corp.(a)	2,013	126,094
Oracle Corp.	1,561	161,407
Palo Alto Networks, Inc.(a)	793	192,715
PTC, Inc.(a)	1,373	192,797
Qorvo, Inc.(a)	1,985	173,529
QUALCOMM, Inc.	1,857	202,393
Roper Technologies, Inc.	401	195,917
salesforce.com, Inc.(a)	877	176,128
Seagate Technology Holdings PLC	3,016	205,841
ServiceNow, Inc.(a)	329	191,429
Skyworks Solutions, Inc.	1,984	172,092
SolarEdge Technologies, Inc.(a)	1,324	100,558

The accompanying notes are an integral part of the financial statements.

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 99.3% (Continued)

Information Technology — 24.9% (Continued)
Synopsys, Inc.(a)	429	$201,389
TE Connectivity Ltd.	1,542	181,725
Teledyne Technologies, Inc.(a)	481	180,178
Teradyne, Inc.	1,977	164,625
Texas Instruments, Inc.	1,197	169,986
Trimble, Inc.(a)	3,867	182,252
Tyler Technologies, Inc.(a)	503	187,569
VeriSign, Inc.(a)	954	190,476
Western Digital Corp.(a)	4,535	182,080
Zebra Technologies Corp.(a)	769	161,052
Total Information Technology		11,457,525

Materials — 24.4%
Air Products & Chemicals, Inc.	1,422	401,630
Albemarle Corp.	2,301	291,721
Amcor PLC	45,886	407,926
Avery Dennison Corp.	2,344	408,020
Ball Corp.	8,148	392,326
Celanese Corp.	3,408	390,250
CF Industries Holdings, Inc.	5,069	404,405
Corteva, Inc.	8,561	412,127
Dow, Inc.	7,903	382,031
DuPont de Nemours, Inc.	5,629	410,242
Eastman Chemical Co.	5,337	398,834
Ecolab, Inc.	2,331	391,002
FMC Corp.	5,625	299,250
Freeport-McMoRan, Inc.	10,803	364,925
International Flavors & Fragrances, Inc.	6,176	422,129
International Paper Co.	11,583	390,695
Linde PLC	1,037	396,300
LyondellBasell Industries NV	4,271	385,415
Martin Marietta Materials, Inc.	969	396,263
Mosaic Co.	11,274	366,180
Newmont Goldcorp Corp.	10,959	410,634
Nucor Corp.	2,573	380,264
Packaging Corp. of America	2,748	420,580
PPG Industries, Inc.	3,128	384,025
Sealed Air Corp.	12,499	384,844
Sherwin-Williams Co.	1,564	372,560
Steel Dynamics, Inc.	3,908	416,241
Vulcan Materials Co.	1,963	385,710
Westrock Co.	11,646	418,439
Total Materials		11,284,968
TOTAL COMMON STOCKS (Cost $45,756,654)		45,751,867

	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING(c) — 14.0%
Mount Vernon Liquid Assets Portfolio, LLC, 5.55%(b)	6,442,830	$6,442,830
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $6,442,830)		6,442,830

Total Investments — 113.3% (Cost $52,199,484)		52,194,697
Liabilities in Excess of Other Assets — (13.3)%		(6,136,853)
TOTAL NET ASSETS — 100.0%		$46,057,844

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of October 31, 2023.
(c)	Due to settlement of open trades, there are no position in the portfolio on loan as of October 31, 2023. The total value of securities on loan is $6,309,202 or 13.7% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer CSOP FTSE China A50 ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.4%

Consumer Discretionary — 6.6%
BYD Co. Ltd. - Class A	4,045	$131,850
China Tourism Group Duty Free Corp. Ltd. - Class A	4,300	55,585
Great Wall Motor Co. Ltd. - Class A	6,100	24,490
Gree Electric Appliances, Inc. of Zhuhai	6,700	31,064
Haier Smart Home Co. Ltd. - Class A	13,900	42,205
Total Consumer Discretionary		285,194

Consumer Staples — 29.3%
Foshan Haitian Flavouring & Food Co. Ltd.	10,812	55,625
Inner Mongolia Yili Industrial Group Co. Ltd.	14,100	52,831
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd.	3,400	56,728
Kweichow Moutai Co. Ltd.	2,800	644,543
Luzhou Laojiao Co. Ltd.	3,345	98,095
Muyuan Foods Co. Ltd.	12,062	62,238
Shanxi Xinghuacun Fen Wine Factory Co. Ltd.	2,683	90,630
Wuliangye Yibin Co. Ltd.	8,600	183,326
Yihai Kerry Arawana Holdings Co. Ltd.	4,300	20,565
Total Consumer Staples		1,264,581

Energy — 4.0%
China Petroleum & Chemical Corp. - Class A	75,000	55,957
China Shenhua Energy Co. Ltd. - Class A	15,600	64,633
PetroChina Co. Ltd. - Class A	55,000	53,511
Total Energy		174,101

Financials — 29.5%
Agricultural Bank of China Ltd. - Class A	209,100	102,577
Bank of China Ltd. - Class A	99,000	52,760
Bank of Communications Co. Ltd. - Class A	86,700	66,701
Bank of Ningbo Co. Ltd.	14,600	49,856
China CITIC Bank Corp. Ltd. - Class A	21,500	15,806
China Construction Bank Corp. - Class A	21,200	18,164
China Merchants Bank Co. Ltd. - Class A	46,100	193,770
China Pacific Insurance Group Co. Ltd. - Class A	15,100	57,259
CITIC Securities Co. Ltd. - Class A	26,970	80,010
CSC Financial Co. Ltd. - Class A	11,200	37,006
East Money Information Co. Ltd.	34,992	73,015

	Shares	Value
Financials — 29.5% (Continued)
Industrial & Commercial Bank of China Ltd. - Class A	170,200	$110,008
Industrial Bank Co. Ltd.	45,900	94,584
People’s Insurance Co. Group of China Ltd. - Class A	23,600	17,221
Ping An Bank Co. Ltd.	42,900	61,318
Ping An Insurance Group Co. of China Ltd. - Class A	24,200	150,330
Postal Savings Bank of China Co. Ltd. - Class A	50,800	31,724
Shanghai Pudong Development Bank Co. Ltd.	64,800	60,389
Total Financials		1,272,498

Health Care — 7.3%
Aier Eye Hospital Group Co. Ltd.	20,610	51,567
Jiangsu Hengrui Pharmaceuticals Co. Ltd.	14,100	92,367
Shenzhen Mindray Bio-Medical Electronics Co. Ltd.	2,700	105,526
WuXi AppTec Co. Ltd. - Class A	5,696	67,335
Total Health Care		316,795

Industrials — 10.9%
Beijing-Shanghai High Speed Railway Co. Ltd.	63,000	43,044
China State Construction Engineering Corp. Ltd.	92,600	65,545
Contemporary Amperex Technology Co. Ltd.	9,840	249,560
NARI Technology Co. Ltd.	17,700	54,541
SF Holding Co. Ltd.	10,800	57,999
Total Industrials		470,689

Information Technology — 4.2%
Foxconn Industrial Internet Co. Ltd.	27,600	55,516
LONGi Green Energy Technology Co. Ltd.	16,720	55,131
Luxshare Precision Industry Co. Ltd.	15,829	70,881
Total Information Technology		181,528

Materials — 3.7%
Wanhua Chemical Group Co. Ltd.	6,912	83,872
Zijin Mining Group Co. Ltd. - Class A	45,500	77,344
Total Materials		161,216

The accompanying notes are an integral part of the financial statements.

Pacer CSOP FTSE China A50 ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 99.4% (Continued)

Utilities — 3.9%
China Yangtze Power Co. Ltd.	54,600	$168,394
TOTAL COMMON STOCKS (Cost $4,650,639)		4,294,996

Total Investments — 99.4% (Cost $4,650,639)		4,294,996
Other Assets in Excess of Liabilities — 0.6%		27,010
TOTAL NET ASSETS — 100.0%		$4,322,006

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer BioThreat Strategy ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.9%

Communication Services — 5.1%
Netflix, Inc.(a)	442	$181,967

Consumer Discretionary — 15.3%
Amazon.com, Inc.(a)	1,504	200,167
Home Depot, Inc.	624	177,647
Lowe’s Cos., Inc.(b)	866	165,034
Total Consumer Discretionary		542,848

Consumer Staples — 13.7%
Campbell Soup Co.(b)	440	17,780
Church & Dwight Co., Inc.	361	32,829
Clorox Co.(b)	183	21,539
Energizer Holdings, Inc.	106	3,347
Haleon PLC - ADR(b)	6,750	54,608
Hormel Foods Corp.(b)	807	26,268
Kimberly-Clark Corp.	499	59,700
Kroger Co.(b)	1,060	48,092
Walgreens Boots Alliance, Inc.(b)	1,275	26,877
Walmart, Inc.	1,211	197,891
Total Consumer Staples		488,931

Health Care — 50.5%
Abbott Laboratories(b)	1,825	172,553
Agilent Technologies, Inc.	436	45,069
BioNTech SE - ADR(a)	356	33,300
CVS Health Corp.	1,894	130,705
Danaher Corp.	789	151,504
Emergent BioSolutions, Inc.(a)	75	157
Fortrea Holdings, Inc.(a)	131	3,720
Gilead Sciences, Inc.	1,840	144,514
GSK PLC - ADR	2,997	106,993
Illumina, Inc.(a)	234	25,604
Johnson & Johnson	1,160	172,074
Laboratory Corp. of America Holdings(b)	131	26,165
Merck & Co., Inc.	1,676	172,125
Mettler-Toledo International, Inc.(a)	33	32,512
Moderna, Inc.(a)	563	42,765
Neogen Corp.(a)	320	4,765
Organon & Co.	377	5,576
QIAGEN NV(a)	336	12,576
Quest Diagnostics, Inc.	166	21,597
Regeneron Pharmaceuticals, Inc.(a)	162	126,342
Revvity, Inc.	185	15,327
Sanofi SA - ADR	3,623	163,941
Teladoc Health, Inc.(a)	242	4,003
Thermo Fisher Scientific, Inc.(b)	358	159,228
Vir Biotechnology, Inc.(a)	198	1,570

	Shares	Value
Health Care — 50.5% (Continued)
Waters Corp.(a)(b)	87	$20,752
Total Health Care		1,795,437

Industrials — 4.3%
3M Co.	815	74,125
Booz Allen Hamilton Holding Corp.	193	23,146
Stericycle, Inc.(a)	137	5,650
Veralto Corp.(a)(b)	262	18,078
Xylem, Inc./NY(b)	354	33,113
Total Industrials		154,112

Information Technology — 8.9%
Akamai Technologies, Inc.(a)	225	23,249
NVIDIA Corp.	479	195,336
Palantir Technologies, Inc. - Class A(a)(b)	3,130	46,324
Teledyne Technologies, Inc.(a)(b)	69	25,847
Zoom Video Communications, Inc. - Class A(a)	440	26,391
Total Information Technology		317,147

Materials — 2.1%
Ecolab, Inc.	421	70,619
Stepan Co.	33	2,468
Total Materials		73,087
TOTAL COMMON STOCKS (Cost $4,402,959)		3,553,529

The accompanying notes are an integral part of the financial statements.

Pacer BioThreat Strategy ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited) (Continued)

	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 23.6%
Mount Vernon Liquid Assets Portfolio, LLC, 5.55%(c)	840,768	$840,768
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $840,768)		840,768

TOTAL INVESTMENTS — 123.5% (Cost $5,243,727)		4,394,297
Liabilities in Excess of Other Assets — (23.5)%		(834,693)
TOTAL NET ASSETS — 100.0%		$3,559,604

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2023. The total market value of these securities was $835,598 which represented 23.5% of net assets.
(c)	The rate shown is as of October 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Lunt Large Cap Alternator ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS — 100.0%

Communication Services — 8.2%
Alphabet, Inc. - Class C(a)	39,503	$4,949,726
Charter Communications, Inc. - Class A(a)(b)	11,303	4,552,848
Match Group, Inc.(a)	126,929	4,391,743
Meta Platforms, Inc. - Class A(a)	20,534	6,186,279
Netflix, Inc.(a)	12,922	5,319,858
Paramount Global - Class B(b)	398,117	4,331,513
Walt Disney Co.(a)	55,097	4,495,364
Warner Bros Discovery, Inc.(a)(b)	392,898	3,905,406
Total Communication Services		38,132,737

Consumer Discretionary — 18.6%
Amazon.com, Inc.(a)	42,405	5,643,681
Aptiv PLC(a)	55,366	4,827,915
Bath & Body Works, Inc.	123,969	3,675,681
Caesars Entertainment, Inc.(a)	148,731	5,932,879
CarMax, Inc.(a)(b)	68,554	4,187,964
Carnival Corp.(a)	445,066	5,100,457
Etsy, Inc.(a)	74,045	4,613,004
Expedia Group, Inc.(a)	50,500	4,812,145
Ford Motor Co.	409,997	3,997,471
General Motors Co.	136,850	3,859,170
MGM Resorts International	106,799	3,729,421
Mohawk Industries, Inc.(a)	53,019	4,261,667
NIKE, Inc. - Class B	44,225	4,545,003
Norwegian Cruise Line Holdings Ltd.(a)(b)	370,510	5,038,936
Pool Corp.(b)	13,987	4,416,675
Royal Caribbean Cruises Ltd.(a)(b)	57,255	4,851,216
Tesla Motors, Inc.(a)	25,628	5,147,128
VF Corp.(b)	287,061	4,228,409
Whirlpool Corp.(b)	34,133	3,568,946
Total Consumer Discretionary		86,437,768

Financials — 17.4%
BlackRock, Inc.	7,443	4,557,200
Capital One Financial Corp.	50,698	5,135,201
Comerica, Inc.	107,212	4,224,153
Discover Financial Services	45,898	3,767,308
Fifth Third Bancorp	176,487	4,184,507
FleetCor Technologies, Inc.(a)	18,294	4,119,260
Franklin Resources, Inc.(b)	190,060	4,331,467
Invesco Ltd.	359,069	4,657,125
KeyCorp.	498,650	5,096,203
Moody’s Corp.	14,467	4,455,836
MSCI, Inc.	9,934	4,684,378
Northern Trust Corp.	60,629	3,996,057
PayPal Holdings, Inc.(a)	82,539	4,275,520
State Street Corp.	67,078	4,335,251

	Shares	Value
Financials — 17.4% (Continued)
Synchrony Financial	159,926	$4,485,924
T Rowe Price Group, Inc.	55,166	4,992,523
Truist Financial Corp.	165,008	4,679,627
Zions Bancorp(b)	156,182	4,818,215
Total Financials		80,795,755

Health Care — 3.9%
Align Technology, Inc.(a)	18,585	3,430,605
Catalent, Inc.(a)	110,920	3,814,539
IDEXX Laboratories, Inc.(a)	9,921	3,963,141
Illumina, Inc.(a)	27,780	3,039,688
IQVIA Holdings, Inc.(a)	21,879	3,956,380
Total Health Care		18,204,353

Industrials — 9.0%
American Airlines Group, Inc.(a)	312,407	3,483,338
Ceridian HCM Holding, Inc.(a)(b)	88,358	5,655,796
Equifax, Inc.(b)	25,337	4,296,395
Generac Holdings, Inc.(a)(b)	68,419	5,751,986
Masco Corp.	86,794	4,521,099
Paycom Software, Inc.	18,329	4,490,055
Pentair PLC	72,644	4,222,069
Stanley Black & Decker, Inc.	58,513	4,976,531
United Rentals, Inc.	11,168	4,537,223
Total Industrials		41,934,492

Information Technology — 37.4%(c)
Adobe, Inc.(a)	11,119	5,915,975
Advanced Micro Devices, Inc.(a)	63,833	6,287,550
Analog Devices, Inc.	25,921	4,078,151
ANSYS, Inc.(a)	17,040	4,741,550
Apple, Inc.	27,514	4,698,566
Applied Materials, Inc.	43,274	5,727,314
Autodesk, Inc.(a)	28,156	5,564,470
Broadcom, Inc.	5,862	4,932,111
EPAM Systems, Inc.(a)	23,754	5,168,158
Fair Isaac Corp.(a)	5,842	4,941,573
Fortinet, Inc.(a)	82,624	4,723,614
HP, Inc.	149,857	3,945,735
Intel Corp.	149,110	5,442,515
Intuit, Inc.	11,869	5,874,562
KLA Corp.	11,688	5,489,854
Lam Research Corp.	9,440	5,552,797
Microchip Technology, Inc.	72,002	5,133,023
Micron Technology, Inc.	75,279	5,033,907
Microsoft Corp.	15,462	5,227,857
Monolithic Power Systems, Inc.	13,265	5,859,681
NVIDIA Corp.	18,584	7,578,554
NXP Semiconductors NV	27,580	4,755,619
ON Semiconductor Corp.(a)(b)	73,934	4,631,226

The accompanying notes are an integral part of the financial statements.

Pacer Lunt Large Cap Alternator ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 100.0% (Continued)

Information Technology — 37.4%(c) (Continued)
Qorvo, Inc.(a)	53,703	$4,694,716
QUALCOMM, Inc.	48,940	5,333,971
salesforce.com, Inc.(a)	23,760	4,771,721
Seagate Technology Holdings PLC	76,403	5,214,505
ServiceNow, Inc.(a)	10,365	6,030,875
Skyworks Solutions, Inc.	54,773	4,751,010
SolarEdge Technologies, Inc.(a)(b)	31,639	2,402,982
Teradyne, Inc.(b)	56,308	4,688,767
Trimble, Inc.(a)	104,072	4,904,913
Western Digital Corp.(a)	132,843	5,333,646
Zebra Technologies Corp.(a)(b)	24,166	5,061,085
Total Information Technology		174,492,553

Materials — 4.6%
Albemarle Corp.(b)	25,610	3,246,836
Celanese Corp.(b)	44,210	5,062,487
Eastman Chemical Co.	60,403	4,513,916
Freeport-McMoRan, Inc.	125,281	4,231,992
PPG Industries, Inc.	34,221	4,201,312
Total Materials		21,256,543

Real Estate — 0.9%
CBRE Group, Inc.(a)	58,949	4,087,524
TOTAL COMMON STOCKS (Cost $513,744,458)		465,341,725

	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 11.7%
Mount Vernon Liquid Assets Portfolio, LLC, 5.55%(c)	54,376,421	$54,376,421
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $54,376,421)		54,376,421

Total Investments — 111.7% (Cost $568,120,879)		519,718,146
Liabilities in Excess of Other Assets — (11.7)%		(54,316,479)
TOTAL NET ASSETS — 100.0%		$465,401,667

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2023. The total market value of these securities was $52,816,391 which represented 11.3% of net assets.
(c)	The rate shown is as of October 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Lunt MidCap Multi-Factor Alternator ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.9%

Communication Services — 0.4%
TKO Group Holdings, Inc.	1,564	$128,217

Consumer Discretionary — 15.8%
Boyd Gaming Corp.(a)	2,450	135,363
Capri Holdings Ltd.(b)	3,799	194,433
Deckers Outdoor Corp.(a)(b)	2,020	1,206,061
Dick’s Sporting Goods, Inc.(a)	1,874	200,424
Five Below, Inc.(a)(b)	1,871	325,517
Gentex Corp.	6,953	199,412
Grand Canyon Education, Inc.(b)	1,119	132,411
KB Home(a)	2,973	131,407
Light & Wonder, Inc.(b)	4,162	304,284
Murphy USA, Inc.(a)	920	333,675
Penske Automotive Group, Inc.(a)	556	79,552
Polaris, Inc.(a)	1,680	145,186
Skechers U.S.A., Inc. - Class A(b)	3,879	187,045
Taylor Morrison Home Corp.(b)	7,766	297,593
Tempur Sealy International, Inc.(a)	5,865	234,189
Texas Roadhouse, Inc.	4,131	419,462
Toll Brothers, Inc.(a)	7,376	521,557
TopBuild Corp.(b)	986	225,557
Williams-Sonoma, Inc.(a)	2,816	423,076
Total Consumer Discretionary		5,696,204

Consumer Staples — 4.5%
BellRing Brands, Inc.(b)	4,047	176,975
Boston Beer Co., Inc. - Class A(b)	323	107,866
Casey’s General Stores, Inc.	977	265,655
Celsius Holdings, Inc.(b)	1,221	185,702
Coca-Cola Consolidated, Inc.	186	118,372
Coty, Inc.(a)(b)	12,006	112,496
Ingredion, Inc.(a)	1,939	181,452
Lancaster Colony Corp.	721	121,972
Sprouts Farmers Market, Inc.(a)(b)	2,631	110,555
US Foods Holding Corp.(a)(b)	6,191	241,078
Total Consumer Staples		1,622,123

Energy — 7.6%
Antero Resources Corp.(b)	9,999	294,371
ChampionX Corp.(a)	12,659	389,897
CNX Resources Corp.(a)(b)	7,534	163,638
Matador Resources Co.(a)	3,827	236,088
Murphy Oil Corp.	4,662	209,184
PBF Energy, Inc. - Class A	6,431	305,665
Range Resources Corp.(a)	13,147	471,189
Southwestern Energy Co.(a)(b)	60,356	430,338
Valaris Ltd.(b)	3,502	231,272
Total Energy		2,731,642

	Shares	Value
Financials — 12.3%
Affiliated Managers Group, Inc.	1,269	$155,782
American Financial Group, Inc.(a)	2,304	251,965
CNO Financial Group, Inc.	3,241	75,126
East West Bancorp, Inc.	4,311	231,156
Essent Group Ltd.	3,377	159,529
Evercore, Inc.	2,184	284,313
Federated Hermes, Inc.	2,702	85,653
FirstCash Holdings, Inc.	993	108,158
Interactive Brokers Group, Inc.(a)	3,524	282,167
Kinsale Capital Group, Inc.(a)	1,347	449,778
MGIC Investment Corp.	9,428	158,768
Old Republic International Corp.	7,468	204,474
Primerica, Inc.	1,723	329,369
RenaissanceRe Holdings Ltd.	1,505	330,483
RLI Corp.	3,310	441,024
SEI Investments Co.	3,617	194,088
Selective Insurance Group, Inc.	1,877	195,414
Unum Group	6,369	311,444
Western Union Co.	13,594	153,476
Total Financials		4,402,167

Health Care — 4.3%
Azenta, Inc.(a)(b)	2,026	92,082
Chemed Corp.	568	319,585
Encompass Health Corp.	2,666	166,785
Haemonetics Corp.(b)	1,292	110,117
Medpace Holdings, Inc.(b)	1,482	359,637
Patterson Cos., Inc.	2,794	85,105
Penumbra, Inc.(a)(b)	2,071	395,872
Total Health Care		1,529,183

Industrials — 33.3%
Acuity Brands, Inc.	963	155,977
Advanced Drainage Systems, Inc.(a)	1,935	206,716
AECOM(a)	3,206	245,419
AGCO Corp.	1,896	217,395
Builders FirstSource, Inc.(a)(b)	12,791	1,388,080
Carlisle Cos., Inc.	1,750	444,658
Clean Harbors, Inc.(b)	2,257	346,833
Crane Co.(a)	1,644	160,011
Curtiss-Wright Corp.	1,166	231,812
Donaldson Co., Inc.	4,235	244,190
EMCOR Group, Inc.	4,265	881,363
EnerSys	1,519	129,996
Esab Corp.	2,272	143,818
ExlService Holdings, Inc.(b)	5,514	143,971
Exponent, Inc.	1,881	137,858
Fortune Brands Innovations, Inc.	4,828	269,402
Genpact Ltd.	5,536	185,677

The accompanying notes are an integral part of the financial statements.

Pacer Lunt MidCap Multi-Factor Alternator ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 99.9% (Continued)

Industrials — 33.3% (Continued)
Graco, Inc.	5,045	$375,096
Insperity, Inc.	1,581	167,333
ITT, Inc.	2,128	198,649
Landstar System, Inc.	2,805	462,208
Lennox International, Inc.	1,102	408,335
Lincoln Electric Holdings, Inc.	2,135	373,198
MasTec, Inc.(a)(b)	1,777	105,625
MSC Industrial Direct Co., Inc.(a)	2,843	269,374
nVent Electric PLC	5,793	278,818
Owens Corning	6,135	695,525
Ryder System, Inc.	1,091	106,416
Saia, Inc.(b)	925	331,603
Science Applications International Corp.	1,549	169,213
Simpson Manufacturing Co., Inc.	1,450	193,111
Terex Corp.	4,508	206,466
Tetra Tech, Inc.	1,853	279,636
Timken Co.	1,987	137,341
Trex Co., Inc.(b)	3,345	188,022
UFP Industries, Inc.	1,952	185,772
Watsco, Inc.(a)	2,130	743,136
Watts Water Technologies, Inc. - Class A	1,589	274,913
XPO Logistics, Inc.(a)(b)	4,422	335,232
Total Industrials		12,018,198

Information Technology — 14.1%
Allegro MicroSystems, Inc.(b)	3,514	91,223
Belden, Inc.	2,879	204,121
Cognex Corp.	5,654	203,487
CommVault Systems, Inc.(b)	1,365	89,203
Crane NXT Co.	3,929	204,308
Dynatrace, Inc.(b)	6,124	273,804
IPG Photonics Corp.(b)	1,153	99,043
Jabil, Inc.(a)	12,007	1,474,460
Lattice Semiconductor Corp.(a)(b)	6,129	340,834
Manhattan Associates, Inc.(b)	4,120	803,318
Power Integrations, Inc.	2,333	161,747
Qualys, Inc.(a)(b)	1,923	294,123
Super Micro Computer, Inc.(a)(b)	2,571	615,677
Teradata Corp.(b)	3,092	132,090
Vishay Intertechnology, Inc.(a)	3,322	73,881
Total Information Technology		5,061,319

Materials — 7.6%
Ashland, Inc.	1,625	124,524
Cabot Corp.	1,735	115,343
Commercial Metals Co.	3,390	143,363
Eagle Materials, Inc.	2,665	410,170

	Shares	Value
Materials — 7.6% (Continued)
Greif, Inc. - Class A	790	$50,165
Louisiana-Pacific Corp.	2,862	146,763
NewMarket Corp.	574	276,754
Olin Corp.	4,727	201,937
Reliance Steel & Aluminum Co.	4,456	1,133,517
Westlake Chemical Corp.(a)	855	98,633
Worthington Industries, Inc.	764	47,078
Total Materials		2,748,247
TOTAL COMMON STOCKS (Cost $37,333,810)		35,937,300

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 27.6%
Mount Vernon Liquid Assets Portfolio, LLC, 5.55%(c)	9,934,227	9,934,227
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $9,934,227)		9,934,227

Total Investments — 127.5% (Cost $47,268,037)		45,871,527
Liabilities in Excess of Other Assets — (27.5)%		(9,899,178)
TOTAL NET ASSETS — 100.0%		$35,972,349

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
(a)	All or a portion of this security is on loan as of October 31, 2023. The total market value of these securities was $9,765,182 which represented 27.1% of net assets.
(b)	Non-income producing security.
(c)	The rate shown is as of October 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Lunt Large Cap Multi-Factor Alternator ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.5%

Communication Services — 9.2%
Alphabet, Inc. - Class C(a)	49,070	$6,148,471
Meta Platforms, Inc. - Class A(a)	39,944	12,033,929
Netflix, Inc.(a)	9,630	3,964,575
Omnicom Group, Inc.	2,366	177,237
Total Communication Services		22,324,212

Consumer Discretionary — 5.7%
Best Buy Co., Inc.	2,178	145,534
Booking Holdings, Inc.(a)	1,244	3,470,212
BorgWarner, Inc.	3,520	129,888
Carnival Corp.(a)	18,352	210,314
Darden Restaurants, Inc.(b)	2,426	353,056
DR Horton, Inc.	6,298	657,511
eBay, Inc.	7,234	283,790
Las Vegas Sands Corp.	5,540	262,928
Lennar Corp. - Class A	4,456	475,366
LKQ Corp.	3,342	146,781
Marriott International, Inc.	3,108	586,044
MGM Resorts International	4,712	164,543
Norwegian Cruise Line Holdings Ltd.(a)(b)	6,725	91,460
NVR, Inc.(a)	100	541,262
O’Reilly Automotive, Inc.(a)	1,041	968,588
PulteGroup, Inc.	5,786	425,792
Ralph Lauren Corp.	524	58,966
Ross Stores, Inc.	5,796	672,162
Royal Caribbean Cruises Ltd.(a)(b)	6,222	527,190
Tapestry, Inc.(b)	2,544	70,113
TJX Cos., Inc.	38,012	3,347,717
Ulta Beauty, Inc.(a)	720	274,543
Wynn Resorts Ltd.	1,768	155,195
Total Consumer Discretionary		14,018,955

Consumer Staples — 5.0%
Brown-Forman Corp. - Class B	1,926	108,164
Coca-Cola Co.	48,289	2,727,846
Hershey Co.	1,969	368,892
J M Smucker Co.	1,282	145,943
Lamb Weston Holdings, Inc.	2,376	213,365
Mondelez International, Inc.	17,286	1,144,506
Procter & Gamble Co.	26,826	4,024,705
Walmart, Inc.	20,962	3,425,400
Total Consumer Staples		12,158,821

Energy — 7.6%
APA Corp.	3,400	135,048
Baker Hughes Co.	14,124	486,148
Chevron Corp.	20,814	3,033,224
ConocoPhillips	16,636	1,976,357

	Shares	Value
Energy — 7.6% (Continued)
Coterra Energy, Inc.	9,374	$257,785
EOG Resources, Inc.	6,584	831,230
EQT Corp.(b)	4,386	185,879
Exxon Mobil Corp.(b)	52,962	5,606,027
Hess Corp.	3,272	472,477
Marathon Petroleum Corp.	12,802	1,936,303
Occidental Petroleum Corp.(b)	8,694	537,376
Phillips 66	5,166	589,286
Pioneer Natural Resources Co.	2,908	695,012
Schlumberger Ltd.	23,278	1,295,653
Valero Energy Corp.	4,918	624,586
Total Energy		18,662,391

Financials — 9.3%
Aflac, Inc.	8,368	653,624
Ameriprise Financial, Inc.	2,720	855,630
Arch Capital Group Ltd.(a)	9,836	852,584
Arthur J Gallagher & Co.	2,672	629,229
Everest Group Ltd.	700	276,934
Jack Henry & Associates, Inc.	844	118,996
JPMorgan Chase & Co.	51,918	7,219,718
MarketAxess Holdings, Inc.	457	97,684
MasterCard, Inc. - Class A	16,245	6,113,806
Principal Financial Group, Inc.	2,968	200,874
T Rowe Price Group, Inc.	2,316	209,598
Visa, Inc. - Class A(b)	22,722	5,341,942
Total Financials		22,570,619

Health Care — 18.3%
Abbott Laboratories	20,410	1,929,766
AbbVie, Inc.	23,250	3,282,435
Biogen, Inc.(a)	1,628	386,715
Boston Scientific Corp.(a)	22,432	1,148,294
Bristol-Myers Squibb Co.	27,374	1,410,582
Cardinal Health, Inc.	6,446	586,586
Cencora, Inc.	4,682	866,872
Centene Corp.(a)	5,792	399,532
Cigna Corp.	3,538	1,093,950
CVS Health Corp.	14,362	991,122
Danaher Corp.	7,444	1,429,397
DexCom, Inc.(a)	5,475	486,344
Edwards Lifesciences Corp.(a)(b)	7,815	497,972
Elevance Health, Inc.	2,712	1,220,644
Eli Lilly & Co.	14,109	7,815,397
Gilead Sciences, Inc.	34,376	2,699,891
HCA Healthcare, Inc.	2,712	613,292
Hologic, Inc.(a)	3,608	238,741
Humana, Inc.	1,874	981,395
IDEXX Laboratories, Inc.(a)	1,104	441,015
Incyte Corp.(a)	2,484	133,962

The accompanying notes are an integral part of the financial statements.

Pacer Lunt Large Cap Multi-Factor Alternator ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 99.5% (Continued)

Health Care — 18.3% (Continued)
Intuitive Surgical, Inc.(a)	10,326	$2,707,684
McKesson Corp.	1,508	686,683
Merck & Co., Inc.	66,640	6,843,928
Regeneron Pharmaceuticals, Inc.(a)	1,174	915,591
Stryker Corp.	5,008	1,353,262
Vertex Pharmaceuticals, Inc.(a)	6,348	2,298,674
Viatris, Inc.	15,020	133,678
Waters Corp.(a)(b)	1,032	246,163
Zimmer Biomet Holdings, Inc.	5,560	580,520
Total Health Care		44,420,087

Industrials — 13.3%
3M Co.	6,811	619,460
AMETEK, Inc.	3,568	502,267
Automatic Data Processing, Inc.	7,782	1,698,188
Axon Enterprise, Inc.(a)	1,294	264,610
Boeing Co.(a)	9,208	1,720,240
Carrier Global Corp.	23,920	1,140,027
Caterpillar, Inc.	7,362	1,664,180
CH Robinson Worldwide, Inc.(b)	2,070	169,388
Cintas Corp.	990	502,049
Copart, Inc.(a)	14,848	646,185
Cummins, Inc.(b)	1,568	339,158
Deere & Co.	3,382	1,235,648
Delta Air Lines, Inc.	9,974	311,688
Eaton Corp. PLC	6,948	1,444,558
Expeditors International of Washington, Inc.	2,740	299,345
Fastenal Co.	6,278	366,259
Fortive Corp.	3,962	258,639
General Electric Co.	42,910	4,661,314
Honeywell International, Inc.	8,024	1,470,478
Howmet Aerospace, Inc.	6,564	289,472
Illinois Tool Works, Inc.	8,214	1,840,923
Ingersoll Rand, Inc.	5,312	322,332
Johnson Controls International PLC	9,146	448,337
L3Harris Technologies, Inc.	1,942	348,414
Old Dominion Freight Line, Inc.	2,234	841,458
PACCAR, Inc.	10,782	889,838
Parker-Hannifin Corp.	2,198	810,864
Paychex, Inc.	3,459	384,122
Pentair PLC	2,564	149,020
Quanta Services, Inc.	2,592	433,175
Robert Half, Inc.	1,214	90,771
Rockwell Automation, Inc.(b)	2,810	738,496
Rollins, Inc.	2,484	93,423
Snap-On, Inc.	662	170,756
Stanley Black & Decker, Inc.	1,528	129,956

	Shares	Value
Industrials — 13.3% (Continued)
Trane Technologies PLC	3,618	$688,542
TransDigm Group, Inc.(a)(b)	1,084	897,650
Union Pacific Corp.	6,702	1,391,402
United Airlines Holdings, Inc.(a)	4,712	164,967
United Rentals, Inc.	956	388,394
Verisk Analytics, Inc.	2,192	498,373
W.W. Grainger, Inc.	1,214	886,014
Westinghouse Air Brake Technologies Corp.	2,406	255,084
Total Industrials		32,465,464

Information Technology — 26.7%
Adobe, Inc.(a)	7,000	3,724,420
Analog Devices, Inc.	6,022	947,441
Apple, Inc.	33,943	5,796,446
Applied Materials, Inc.	10,890	1,441,292
Autodesk, Inc.(a)	3,678	726,883
Broadcom, Inc.	16,047	13,501,464
CDW Corp.	1,636	327,854
Cisco Systems, Inc.	55,820	2,909,897
Cognizant Technology Solutions Corp.	6,388	411,834
F5, Inc.(a)	760	115,208
Fair Isaac Corp.(a)	519	439,007
First Solar, Inc.(a)	3,648	519,658
Gartner, Inc.(a)	2,638	875,922
KLA Corp.	2,228	1,046,492
Lam Research Corp.	3,392	1,995,242
Microchip Technology, Inc.	13,936	993,497
Microsoft Corp.	18,664	6,310,485
NetApp, Inc.	3,204	233,187
NVIDIA Corp.	39,995	16,309,961
NXP Semiconductors NV	2,740	472,458
ON Semiconductor Corp.(a)(b)	10,852	679,769
Oracle Corp.	34,628	3,580,535
Palo Alto Networks, Inc.(a)	4,594	1,116,434
Teradyne, Inc.(b)	1,794	149,386
Total Information Technology		64,624,772

Materials — 3.8%
Air Products & Chemicals, Inc.	2,800	790,832
CF Industries Holdings, Inc.(b)	2,348	187,323
DuPont de Nemours, Inc.(b)	12,832	935,196
Eastman Chemical Co.	1,304	97,448
Freeport-McMoRan, Inc.	17,356	586,286
International Paper Co.	3,590	121,091
Linde PLC	13,650	5,216,485
LyondellBasell Industries NV	2,810	253,574
Martin Marietta Materials, Inc.	750	306,705
Steel Dynamics, Inc.	1,824	194,274

The accompanying notes are an integral part of the financial statements.

Pacer Lunt Large Cap Multi-Factor Alternator ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 99.5% (Continued)

Materials — 3.8% (Continued)
Vulcan Materials Co.	2,040	$400,840
Total Materials		9,090,054

Utilities — 0.6%
Constellation Energy Corp.	5,540	625,577
PG&E Corp.(a)	52,302	852,522
Total Utilities		1,478,099
TOTAL COMMON STOCKS (Cost $236,135,365)		241,813,474

REAL ESTATE INVESTMENT TRUSTS — 0.4%

Real Estate — 0.4%
Iron Mountain, Inc.	3,893	229,960
Public Storage	2,730	651,678
Total Real Estate		881,638
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $966,139)		881,638

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 6.5%
Mount Vernon Liquid Assets Portfolio, LLC, 5.55%(c)	15,776,548	15,776,548
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $15,776,548)		15,776,548

Total Investments — 106.4% (Cost $252,878,052)		258,471,660
Liabilities in Excess of Other Assets — (6.4)%		(15,532,449)
TOTAL NET ASSETS — 100.0%		$242,939,211

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2023. The total market value of these securities was $15,524,141 which represented 6.4% of net assets.
(c)	The rate shown is as of October 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer US Export Leaders ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.0%

Communication Services — 5.1%
Alphabet, Inc. - Class A(a)	2,839	$352,263
Iridium Communications, Inc.	8,074	299,142
Meta Platforms, Inc. - Class A(a)	1,293	389,542
Netflix, Inc.(a)	868	357,347
News Corp. - Class A(b)	18,258	377,575
Total Communication Services		1,775,869

Consumer Discretionary — 9.9%
Adient PLC(a)	10,172	342,695
Airbnb, Inc. - Class A(a)(b)	2,636	311,812
Autoliv, Inc.	3,876	355,235
Garmin Ltd.	3,764	385,923
LKQ Corp.	7,620	334,670
McDonald’s Corp.	1,376	360,746
Royal Caribbean Cruises Ltd.(a)	3,967	336,124
Skechers U.S.A., Inc. - Class A(a)	7,840	378,046
Tesla Motors, Inc.(a)	1,548	310,900
Visteon Corp.(a)	2,784	320,522
Total Consumer Discretionary		3,436,673

Consumer Staples — 3.0%
Archer-Daniels-Midland Co.	4,879	349,190
Coca-Cola Co.	6,592	372,382
Coty, Inc.(a)(b)	33,997	318,552
Total Consumer Staples		1,040,124

Energy — 6.0%
APA Corp.(b)	8,687	345,048
Baker Hughes Co.	10,406	358,174
ChampionX Corp.	10,172	313,298
Chevron Corp.	2,298	334,888
Exxon Mobil Corp.	3,325	351,951
Weatherford International PLC(a)(b)	4,104	382,041
Total Energy		2,085,400

Financials — 4.1%
Euronet Worldwide, Inc.(a)	4,640	356,538
MasterCard, Inc. - Class A	926	348,500
MSCI, Inc.	725	341,874
Visa, Inc. - Class A(b)	1,554	365,345
Total Financials		1,412,257

Health Care — 8.1%
Agilent Technologies, Inc.	3,373	348,667
Align Technology, Inc.(a)	1,157	213,571
Bio-Rad Laboratories, Inc. - Class A(a)	1,073	295,375
Danaher Corp.	1,548	297,247
IQVIA Holdings, Inc.(a)(b)	1,801	325,675
Merck & Co., Inc.	3,524	361,915

	Shares	Value
Health Care — 8.1% (Continued)
Mettler-Toledo International, Inc.(a)	343	$337,924
Repligen Corp.(a)(b)	2,400	322,944
West Pharmaceutical Services, Inc.	984	313,197
Total Health Care		2,816,515

Industrials — 16.2%
AGCO Corp.	3,105	356,019
Allegion PLC	3,556	349,768
AMETEK, Inc.	2,515	354,037
Brink’s Co.	5,071	339,047
Caterpillar, Inc.	1,361	307,654
Donaldson Co., Inc.	6,217	358,472
Expeditors International of Washington, Inc.	3,375	368,719
General Electric Co.(b)	3,466	376,512
Genpact Ltd.	10,363	347,575
Howmet Aerospace, Inc.	8,069	355,843
IDEX Corp.	1,778	340,327
Ingersoll Rand, Inc.	5,538	336,046
ITT, Inc.	3,830	357,531
Nordson Corp.	1,663	353,537
Timken Co.(b)	5,248	362,742
Westinghouse Air Brake Technologies Corp.	3,607	382,413
Total Industrials		5,646,242

Information Technology — 34.5%
Accenture PLC - Class A	1,190	353,537
Advanced Micro Devices, Inc.(a)	3,624	356,964
Amphenol Corp.	4,476	360,542
Analog Devices, Inc.	2,166	340,777
ANSYS, Inc.(a)(b)	1,232	342,816
Apple, Inc.	2,173	371,083
Applied Materials, Inc.	2,605	344,772
Arista Networks, Inc.(a)	1,956	391,924
Arrow Electronics, Inc.(a)	3,043	345,107
Autodesk, Inc.(a)	1,767	349,212
Broadcom, Inc.	447	376,092
Cadence Design System, Inc.(a)	1,627	390,236
Coherent Corp.(a)(b)	11,581	342,798
Fortinet, Inc.(a)	6,001	343,077
Hewlett Packard Enterprise Co.	22,176	341,067
Jabil, Inc.	3,606	442,817
Keysight Technologies, Inc.(a)	2,906	354,677
KLA Corp.(b)	771	362,139
Lam Research Corp.	573	337,050
Lattice Semiconductor Corp.(a)(b)	4,195	233,284
Littelfuse, Inc.(b)	1,533	332,155
MACOM Technology Solutions Holdings, Inc.(a)(b)	4,879	344,165

The accompanying notes are an integral part of the financial statements.

Pacer US Export Leaders ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 99.0% (Continued)

Information Technology — 34.5% (Continued)
Microchip Technology, Inc.	4,881	$347,966
Microsoft Corp.	1,157	391,193
Monolithic Power Systems, Inc.	774	341,907
NVIDIA Corp.	842	343,368
ON Semiconductor Corp.(a)(b)	3,927	245,987
PTC, Inc.(a)	2,676	375,764
Synaptics, Inc.(a)	4,474	374,295
Synopsys, Inc.(a)(b)	842	395,268
TE Connectivity Ltd.	3,007	354,375
Teradata Corp.(a)	8,781	375,124
Trimble, Inc.(a)	7,586	357,528
Vishay Intertechnology, Inc.(b)	15,649	348,034
Total Information Technology		12,007,100

Materials — 12.1%
Albemarle Corp.(b)	2,083	264,083
Ashland Global Holdings, Inc.	4,641	355,640
Berry Global Group, Inc.	6,237	343,035
Cabot Corp.	5,483	364,510
Celanese Corp.(b)	3,109	356,012
Corteva, Inc.	7,754	373,277
Crown Holdings, Inc.	4,274	344,484
Dow, Inc.	7,158	346,018
Linde PLC	994	379,867
Mosaic Co.	10,212	331,686
NewMarket Corp.	850	409,827
PPG Industries, Inc.	2,833	347,806
Total Materials		4,216,245
TOTAL COMMON STOCKS (Cost $35,864,630)		34,436,425

REAL ESTATE INVESTMENT TRUSTS — 1.0%

Real Estate — 1.0%
Equinix, Inc.	497	362,631
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $350,887)		362,631

	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 17.8%
Mount Vernon Liquid Assets Portfolio, LLC, 5.55%(c)	6,216,008	$6,216,008
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $6,216,008)		6,216,008

Total Investments — 117.8% (Cost $42,431,525)		41,015,064
Liabilities in Excess of Other Assets — (17.8)%		(6,183,953)
TOTAL NET ASSETS — 100.0%		$34,831,111

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2023. The total market value of these securities was $6,108,674 which represented 17.5% of net assets.
(c)	The rate shown is as of October 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Pacific Asset Floating Rate High Income ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited)

	Par	Value
BANK LOANS - 45.6%

Communication Services — 1.3%
Altice France SA, Senior Secured First Lien 10.89% (3 mo. SOFR US +5.50%),08/15/2028(a)	995,000	$886,172
Clear Channel Outdoor Holdings, Inc., Senior Secured First Lien 9.14% (3 mo. SOFR US + 3.50%), 08/21/2026 (a)	1,222,233	1,179,795
		2,065,967

Communications — 1.5%
Charter Communications Operating LLC, Senior Secured First Lien 7.13% (3 mo. SOFR US + 1.75%), 02/01/2027 (a)	1,465,930	1,464,011
7.07% (1 mo. SOFR US + 1.75%), 02/01/2027 (a)	3,827	3,822
SBA Senior Finance II LLC,, Senior Secured First Lien 7.17% (1 mo. SOFR US + 1.75%), 04/11/2025 (a)	957,765	958,382
		2,426,215

Consumer Discretionary — 11.6%
1011778 BC ULC,, Senior Secured First Lien 7.57% (1 mo. SOFR US + 2.25%), 09/20/2030 (a)(b)	1,312,192	1,301,367
AAdvantage Loyalty IP Ltd.,, Senior Secured First Lien 10.43% (3 mo. SOFR US + 4.75%), 04/20/2028 (a)	900,000	914,063
Allied Universal Holdco LLC,, Senior Secured First Lien 9.17% (1 mo. SOFR US + 3.75%), 05/12/2028 (a)	1,984,861	1,888,764
Bombardier Recreational Products, Inc.,, Senior Secured First Lien 7.43% (1 mo. SOFR US + 2.00%), 05/24/2027 (a)	233,462	231,711
Carnival Corp.,, Senior Secured First Lien 8.68% (1 mo. SOFR US + 3.25%), 10/18/2028 (a)	1,484,887	1,460,141
ClubCorp Holdings, Inc.,, Senior Secured First Lien 8.18% (1 mo. LIBOR US + 2.75%), 09/18/2024 (a)	1,153,421	1,122,428
Fertitta Entertainment LLC/NV,, Senior Secured First Lien 9.32% (1 mo. SOFR US + 4.00%), 01/29/2029 (a)	1,989,905	1,949,052

	Par	Value
Consumer Discretionary — 11.6% (Continued)
Great Outdoors Group LLC,, Senior Secured First Lien 9.18% (3 mo. SOFR US + 3.75%), 03/06/2028 (a)	1,277,986	$1,270,663
IRB Holding Corp.,, Senior Secured First Lien 8.42% (1 mo. SOFR US + 3.00%), 12/15/2027 (a)	742,404	735,444
MajorDrive Holdings IV LLC,, Senior Secured First Lien 9.65% (3 mo. SOFR US + 4.00%), 06/01/2028 (a)	1,496,173	1,456,278
Mileage Plus Holdings LLC,, Senior Secured First Lien 10.80% (3 mo. SOFR US + 5.25%), 06/21/2027 (a)	375,000	387,079
SeaWorld Parks & Entertainment, Inc.,, Senior Secured First Lien 8.44% (1 mo. SOFR US + 3.00%), 08/25/2028 (a)	1,218,047	1,217,536
SRS Distribution, Inc.,, Senior Secured First Lien 8.94% (1 mo. SOFR US + 3.50%), 06/02/2028 (a)	1,973,636	1,931,696
United Airlines, Inc.,, Senior Secured First Lien 9.19% (1 mo. SOFR US + 3.75%), 04/21/2028 (a)(c)	1,496,164	1,495,229
Whatabrands LLC,, Senior Secured First Lien 8.43% (1 mo. SOFR US + 3.25%), 08/03/2028 (a)(c)	992,424	984,614
		18,346,065

Consumer Staples — 1.8%
Naked Juice LLC,, Senior Secured First Lien 8.74% (3 mo. SOFR US + 3.25%), 01/24/2029 (a)	1,000,000	922,605
Sunshine Luxembourg VII Sarl,, Senior Secured First Lien 9.24% (3 mo. SOFR US + 3.75%), 10/01/2026 (a)	1,978,676	1,978,260
		2,900,865

Energy — 1.6%
CQP Holdco LP, Senior Secured First Lien 8.99% (3 mo. SOFR US + 3.50%), 06/05/2028 (a)(c)	735,578	735,828
Pilot Travel Centers LLC,, Senior Secured First Lien 7.42% (1 mo. SOFR US + 2.00%), 08/04/2028 (a)	1,230,580	1,231,866

The accompanying notes are an integral part of the financial statements.

Pacer Pacific Asset Floating Rate High Income ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited) (Continued)

	Par	Value
BANK LOANS - 45.6% (Continued)

Energy — 1.6% (Continued)
Traverse Midstream Partners LLC, First Lien 9.24% (1 mo. Term SOFR + 3.75%), 02/16/2028 (a)(c)	647,518	$647,113
		2,614,807

Financials — 5.9%
Acrisure LLC,, Senior Secured First Lien 8.94% (1 mo. LIBOR US + 3.50%), 02/16/2027 (a)	994,845	971,218
Avolon TLB Borrower 1 US LLC,, Senior Secured First Lien 7.84% (1 mo. SOFR US + 2.50%), 06/22/2028 (a)	2,170,373	2,173,400
Deerfield Dakota Holding LLC,, Senior Secured First Lien 9.14% (3 mo. SOFR US + 3.75%), 04/09/2027 (a)	1,476,058	1,427,473
GTCR W Merger Sub LLC, 3.75% (1 mo. Term SOFR + 3.00%), 09/20/2030 (a)(c)	2,500,000	2,485,413
HUB International Ltd., Senior Secured First Lien 9.66% (3 mo. SOFR US + 4.25%), 06/20/2030 (a)	997,500	998,168
9.66% (1 mo. SOFR US + 4.25%), 06/20/2030 (a)	2,500	2,502
USI, Inc./NY,, Senior Secured First Lien 9.14% (3 mo. SOFR US + 3.75%), 11/14/2029 (a)(c)	1,373,681	1,371,820
		9,429,994

Health Care — 5.9%
Bausch + Lomb Corp.,, Senior Secured First Lien 9.32% (1 mo. SOFR US + 4.00%), 09/14/2028 (a)	1,500,000	1,446,563
Gainwell Acquisition Corp.,, Senior Secured First Lien 9.49% (3 mo. SOFR US + 4.00%), 10/01/2027 (a)	489,924	469,512
ICON Luxembourg Sarl,, Senior Secured First Lien 7.90% (3 mo. SOFR US + 2.25%), 07/03/2028 (a)	2,083,887	2,087,502
Medline Borrower LP,, Senior Secured First Lien 8.68% (1 mo. SOFR US + 3.25%), 10/23/2028 (a)	1,989,912	1,979,345
Phoenix Newco, Inc.,, Senior Secured First Lien 8.69% (1 mo. SOFR US + 3.25%), 11/15/2028 (a)(c)	492,500	487,299

	Par	Value
Health Care — 5.9% (Continued)
PRA Health Sciences, Inc.,, Senior Secured First Lien 7.90% (3 mo. SOFR US + 2.25%), 07/03/2028 (a)	519,202	$520,102
Star Parent, Inc.,, Senior Secured First Lien 9.39% (3 mo. SOFR US + 4.00%), 09/27/2030 (a)	2,500,000	2,390,013
		9,380,336

Industrials — 7.4%
Chart Industries, Inc.,, Senior Secured First Lien 8.66% (1 mo. SOFR US + 3.25%), 03/17/2030 (a)	1,492,501	1,491,882
CoreLogic, Inc.,, Senior Secured First Lien 8.94% (1 mo. SOFR US + 3.50%), 06/02/2028 (a)	997,455	910,358
Dun & Bradstreet Corp.,, Senior Secured First Lien 8.18% (1 mo. SOFR US + 2.75%), 02/06/2026 (a)	1,496,046	1,496,046
Emerald Debt Merger Sub LLC,, Senior Secured First Lien 8.33% (1 mo. SOFR US + 3.00%), 05/31/2030 (a)(c)	1,252,294	1,251,116
Genesee & Wyoming, Inc., First Lien 7.49% (3 mo. Term SOFR + 2.00%), 12/30/2026 (a)	987,212	987,617
GFL Environmental, Inc.,, Senior Secured First Lien 7.82% (3 mo. SOFR US + 2.50%), 05/31/2027 (a)	1,563,672	1,565,954
Madison IAQ LLC,, Senior Secured First Lien 8.70% (1 mo. SOFR US + 3.25%), 06/21/2028 (a)	1,977,405	1,910,263
Roper Industrial Products Investment Co.,, Senior Secured First Lien 9.89% (3 mo. SOFR US + 4.50%), 11/22/2029 (a)	497,500	497,055
SPX FLOW, Inc.,, Senior Secured First Lien 9.92% (1 mo. SOFR US + 4.50%), 04/05/2029 (a)	839,266	833,026
Titan Acquisition Ltd./Canada,, Senior Secured First Lien 8.73% (6 mo. LIBOR US + 3.00%), 03/28/2025 (a)(c)	968,346	955,418
		11,898,735

The accompanying notes are an integral part of the financial statements.

Pacer Pacific Asset Floating Rate High Income ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited) (Continued)

	Par	Value
BANK LOANS - 45.6% (Continued)

Information Technology — 0.9%
UKG, Inc.,, Senior Secured First Lien 8.76% (3 mo. SOFR US + 3.25%), 05/04/2026 (a)(c)	1,488,636	$1,482,712

Materials — 3.5%
Arch Resources, Inc.,, Senior Secured First Lien 8.48% (6 mo. LIBOR US + 2.75%), 03/07/2024 (a)	88	88
Graham Packaging Co., Inc.,, Senior Secured First Lien 8.44% (1 mo. SOFR US + 3.00%), 08/04/2027 (a)	961,759	953,705
Nouryon USA LLC, Senior Secured First Lien 9.43% (1 mo. SOFR US + 4.00%), 04/03/2028 (a)	965,054	945,149
9.43% (1 mo. SOFR US + 4.00%), 04/03/2028 (a)	250,505	245,338
Pregis TopCo LLC,, Senior Secured First Lien 9.07% (1 mo. SOFR US + 4.00%), 07/31/2026 (a)	486,111	481,371
Proampac PG Borrower LLC, Senior Secured First Lien 9.89% (3 mo. SOFR US + 4.50%), 09/15/2028 (a)	978,798	967,180
12.00% (Prime Rate + 4.50%), 09/15/2028 (a)	482,874	477,142
Quikrete Holdings, Inc.,, Senior Secured First Lien 8.06% (1 mo. SOFR US + 2.63%), 02/01/2027 (a)	1,457,813	1,457,215
		5,527,188

Technology — 4.2%
AthenaHealth Group, Inc.,, Senior Secured First Lien 8.58% (1 mo. SOFR US + 3.50%), 02/15/2029 (a)	1,326,184	1,288,295
Central Parent, Inc.,, Senior Secured First Lien 9.41% (3 mo. SOFR US + 4.00%), 07/06/2029 (a)	997,487	993,123
Epicor Software Corp.,, Senior Secured First Lien 8.69% (1 mo. SOFR US + 3.25%), 07/30/2027 (a)	1,477,327	1,471,403
Peraton Corp.,, Senior Secured First Lien 9.17% (1 mo. SOFR US + 3.75%), 02/01/2028 (a)	979,185	962,510

	Par	Value
Technology — 4.2% (Continued)
Polaris Newco LLC,, Senior Secured First Lien 9.17% (1 mo. SOFR US + 4.00%), 06/02/2028 (a)	1,231,156	$1,164,981
Tempo Acquisition LLC,, Senior Secured First Lien 8.07% (1 mo. SOFR US + 2.75%), 08/31/2028 (a)(c)	916,450	916,666
		6,796,978
TOTAL BANK LOANS (Cost $73,252,531)		72,869,862

ASSET BACKED SECURITIES - 38.2%
Aimco CDO
Series 2015-AA, Class ER2, 12.26% (3 mo. Term SOFR + 6.86%), 10/17/2034, (Acquired 7/11/2022, cost $888,711) (b)(d)	1,000,000	926,232
Series 2019-10A, Class ER, 11.62% (3 mo. Term SOFR + 6.21%), 07/22/2032, (Acquired 7/7/2022, cost $898,493) (b)(d)	1,000,000	951,508
Series 2021-15A, Class E, 11.61% (3 mo. Term SOFR + 6.21%), 10/17/2034, (Acquired 1/31/2022, cost $1,242,000) (b)(d)	1,250,000	1,190,992
ALM Ltd./KY, Series 2020-12A, Class DR2, 12.38% (3 mo. Term SOFR + 6.98%), 01/15/2036, (Acquired 4/19/2023, cost $1,006,225) (b)(d)	1,080,000	1,029,833
ARES CLO, Series 2022-66A, Class AR, 7.08% (3 mo. Term SOFR + 1.70%), 07/25/2036, (Acquired 10/13/2023, cost $1,995,500) (b)(d)	2,000,000	$1,992,079
Benefit Street Partners CLO Ltd., Series 2022-28A, Class E, 13.01% (3 mo. Term SOFR + 7.59%), 10/20/2035, (Acquired 7/27/2023, cost $999,907) (b)(d)	1,000,000	994,004
Burnham Park CLO, Series 2016-1A, Class ER, 11.08% (3 mo. Term SOFR + 5.66%), 10/20/2029, (Acquired 4/6/2022, cost $984,780) (b)(d)	1,000,000	862,795
CarVal CLO, Series 2019-2A, Class E, 12.12% (3 mo. Term SOFR + 6.70%), 07/20/2032, (Acquired 12/14/2021 - 2/7/2022, cost $984,680) (b)(d)	1,000,000	916,123

The accompanying notes are an integral part of the financial statements.

Pacer Pacific Asset Floating Rate High Income ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited) (Continued)

	Par	Value
ASSET BACKED SECURITIES - 38.2% (Continued)
CIFC Funding Ltd.
Series 2018-5A, Class D, 11.81% (3 mo. Term SOFR + 6.41%), 01/15/2032, (Acquired 4/5/2022, cost $982,500) (b)(d)	1,000,000	$965,503
Series 2019-1A, Class E, 12.51% (3 mo. Term SOFR + 7.09%), 04/20/2032, (Acquired 6/14/2022, cost $938,486) (b)(d)	1,000,000	977,581
Series 2019-FAL, Class E, 13.09% (3 mo. Term SOFR + 7.67%), 01/20/2033, (Acquired 1/20/2022, cost $1,002,684) (b)(c)(d)	1,000,000	954,781
Clover CLO
Series 2018-1A, Class ER, 12.28% (3 mo. Term SOFR + 6.86%), 04/20/2032, (Acquired 7/6/2022, cost $906,848) (b)(d)	1,000,000	965,667
Series 2021-2A, Class E, 12.18% (3 mo. Term SOFR + 6.76%), 07/20/2034, (Acquired 4/18/2023, cost $940,913) (b)(d)	1,000,000	970,359
Series 2021-3A, Class E, 12.10% (3 mo. Term SOFR + 6.72%), 01/25/2035, (Acquired 9/12/2023, cost $976,970) (b)(d)	1,000,000	978,795
Dryden Senior Loan Fund
Series 2017-50A, Class E, 11.92% (3 mo. Term SOFR + 6.52%), 07/15/2030, (Acquired 4/11/2022, cost $985,000) (b)(d)	1,000,000	$882,551
Series 2019-76A, Class A1R, 6.83% (3 mo. Term SOFR + 1.41%), 10/20/2034, (Acquired 7/21/2023, cost $988,750) (b)(d)	1,000,000	990,787
Eaton Vance Management, Series 2020-1A, Class ER, 11.91% (3 mo. Term SOFR + 6.51%), 10/15/2034, (Acquired 9/13/2023, cost $969,633) (b)(d)	1,000,000	962,201
Elmwood CLO, Series 2021-5A, Class E, 12.03% (3 mo. Term SOFR + 6.61%), 01/20/2035, (Acquired 9/27/2023, cost $989,300) (b)(d)	1,000,000	978,696

	Par	Value
GoldenTree Loan Management US CLO
Series 2017-1A, Class FR2, 13.18% (3 mo. Term SOFR + 7.76%), 04/20/2034, (Acquired 1/20/2022, cost $952,004) (b)(d)	1,000,000	$879,986
Series 2020-7A, Class ER, 12.18% (3 mo. Term SOFR + 6.76%), 04/20/2034, (Acquired 8/2/2023, cost $976,590) (b)(d)	1,000,000	975,483
Goldentree Loan Opportunities Ltd.
Series 2019-6A, Class ER, 12.12% (3 mo. Term SOFR + 6.70%), 04/20/2035, (Acquired 2/4/2022, cost $1,000,000) (b)(d)	1,000,000	970,293
Series 2023-17A, Class E, 11.75% (3 mo. Term SOFR + 6.50%), 07/20/2036, (Acquired 7/21/2023, cost $975,500) (b)(d)	1,000,000	967,158
Harbor Park CLO Ltd., Series 2018-1A, Class E, 11.28% (3 mo. Term SOFR + 5.86%), 01/20/2031, (Acquired 2/2/2023, cost $937,187) (b)(d)	1,000,000	942,921
Magnetite CLO Ltd.
Series 2015-15A, Class ER, 10.84% (3 mo. Term SOFR + 5.46%), 07/25/2031, (Acquired 12/15/2022 - 3/31/2023, cost $1,349,189) (b)(d)	1,500,000	1,359,851
Series 2020-28A, Class ER, 11.83% (3 mo. Term SOFR + 6.41%), 01/20/2035, (Acquired 7/19/2023 - 9/18/2023, cost $1,699,683) (b)(d)	1,750,000	1,706,853
Series 2021-30A, Class E, 11.84% (3 mo. Term SOFR + 6.46%), 10/25/2034, (Acquired 9/28/2023, cost $1,473,750) (b)(d)	1,500,000	1,446,418
Series 2021-31A, Class E, 11.66% (3 mo. Term SOFR + 6.26%), 07/15/2034, (Acquired 12/17/2021, cost $493,750) (b)(d)	500,000	472,622
Magnetite Xxix Ltd., Series 2021-29A, Class E, 11.41% (3 mo. Term SOFR + 6.01%), 01/15/2034, (Acquired 2/14/2023, cost $994,368) (b)(d)	1,050,000	1,017,438

The accompanying notes are an integral part of the financial statements.

Pacer Pacific Asset Floating Rate High Income ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited) (Continued)

	Par	Value
ASSET BACKED SECURITIES - 38.2% (Continued)
Morgan Stanley Eaton Vance CLO Ltd., Series 2021-1A, Class A, 6.83% (3 mo. Term SOFR + 1.42%), 10/20/2034, (Acquired 9/29/2023, cost $1,983,000) (b)(d)	2,000,000	$1,973,153
Neuberger Berman CLO Ltd.
Series 2017-26A, Class E, 11.56% (3 mo. Term SOFR + 6.16%), 10/18/2030, (Acquired 2/3/2023, cost $932,884) (b)(d)	1,000,000	948,980
Series 2019-35A, Class E, 12.66% (3 mo. Term SOFR + 7.26%), 01/19/2033, (Acquired 4/11/2022, cost $996,000) (b)(d)	1,000,000	974,853
Series 2021-41A, Class E, 12.16% (3 mo. Term SOFR + 6.76%), 04/15/2034, (Acquired 12/14/2022, cost $912,639) (b)(d)	1,000,000	948,469
Series 2022-48A, Class E, 11.88% (3 mo. Term SOFR + 6.50%), 04/25/2036, (Acquired 3/30/2023, cost $1,391,344) (b)(d)	1,500,000	1,427,472
Niagara Park CLO, Series 2019-1A, Class AR, 6.66% (3 mo. Term SOFR + 1.26%), 07/17/2032, (Acquired 10/12/2023, cost $1,984,000) (b)(d)	2,000,000	1,982,080
Oak Hill Credit Partners, Series 2021-16A, Class E, 11.76% (3 mo. Term SOFR + 6.36%), 10/18/2034, (Acquired 9/28/2023, cost $981,250) (b)(d)	1,000,000	966,599
OCP CLO Ltd.
Series 2018-15A, Class D, 11.53% (3 mo. Term SOFR + 6.11%), 07/20/2031, (Acquired 9/13/2023, cost $948,139) (b)(d)	1,000,000	922,250
Series 2020-19A, Class ER, 12.18% (3 mo. Term SOFR + 6.76%), 10/20/2034, (Acquired 2/22/2022, cost $243,364) (b)(d)	250,000	228,021
Octagon Investment Partners Ltd., Series 2021-1A, Class A1, 6.78% (3 mo. Term SOFR + 1.38%), 07/15/2034, (Acquired 12/2/2022, cost $975,286) (b)(d)	1,000,000	990,924

	Par	Value
OHA Credit Funding, Series 2019-2A, Class ER, 12.03% (3 mo. LIBOR US + 6.36%), 04/21/2034, (Acquired 4/12/2022 - 7/18/2023, cost $793,465) (b)(d)	810,000	$788,046
OHA Loan Funding Ltd., Series 2016-1A, Class ER, 12.03% (3 mo. Term SOFR + 6.61%), 01/20/2033, (Acquired 11/30/2021, cost $499,500) (b)(d)	500,000	488,448
Palmer Square CLO Ltd.
Series 2015-2A, Class DR2, 11.43% (3 mo. Term SOFR + 6.01%), 07/20/2030, (Acquired 9/9/2022, cost $937,173) (b)(d)	1,000,000	963,154
Series 2018-2A, Class D, 11.26% (3 mo. Term SOFR + 5.86%), 07/16/2031, (Acquired 12/1/2021 - 4/18/2023, cost $951,634) (b)(d)	1,000,000	937,539
Palmer Square Loan Funding Ltd., Series 2022-4A, Class D, 12.69% (3 mo. Term SOFR + 7.29%), 07/24/2031, (Acquired 7/7/2023, cost $996,250) (b)(d)	1,000,000	992,801
Parallel CLO Ltd., Series 2021-2A, Class D, 12.88% (3 mo. Term SOFR + 7.46%), 10/20/2034, (Acquired 2/2/2023, cost $926,672) (b)(d)	1,000,000	884,763
Point Au Roche Park CLO, Series 2021-1A, Class E, 11.78% (3 mo. Term SOFR + 6.36%), 07/20/2034, (Acquired 12/7/2021, cost $366,763) (b)(d)	370,000	348,809
Rad CLO
Series 2019-4A, Class E, 12.39% (3 mo. Term SOFR + 7.01%), 04/25/2032, (Acquired 9/8/2023, cost $978,277) (b)(d)	1,000,000	945,434
Series 2021-12A, Class E, 12.00% (3 mo. Term SOFR + 6.61%), 10/30/2034, (Acquired 10/1/2021, cost $500,000) (b)(d)	500,000	454,001
Rockland Park CLO Ltd., Series 2021-1A, Class E, 11.93% (3 mo. Term SOFR + 6.51%), 04/20/2034, (Acquired 9/26/2023, cost $1,940,714) (b)(d)	2,000,000	1,904,988

The accompanying notes are an integral part of the financial statements.

Pacer Pacific Asset Floating Rate High Income ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited) (Continued)

	Par	Value
ASSET BACKED SECURITIES - 38.2% (Continued)
RR Ltd./Cayman Islands
Series 2021-19A, Class D, 12.16% (3 mo. Term SOFR + 6.76%), 10/15/2035, (Acquired 4/12/2022 - 7/6/2022, cost $954,295) (b)(d)	1,000,000	$979,879
Series 2023-26A, Class A1, 7.17% (3 mo. Term SOFR + 1.78%), 04/15/2038, (Acquired 9/29/2023, cost $2,001,989) (b)(d)	2,000,000	1,996,891
Sixth Street CLO, Series 2021-19A, Class E, 11.58% (3 mo. Term SOFR + 6.16%), 07/20/2034, (Acquired 1/12/2022, cost $492,500) (b)(d)	500,000	475,085
Storm King Park CLO Ltd., Series 2022-1A, Class E, 13.56% (3 mo. Term SOFR + 8.17%), 10/15/2035, (Acquired 2/15/2023, cost $1,005,421) (b)(d)	1,000,000	1,012,353
Stratus CLO Ltd., Series 2021-2A, Class E, 11.43% (3 mo. Term SOFR + 6.01%), 12/28/2029, (Acquired 9/19/2023, cost $998,250) (b)(d)	1,000,000	1,002,780
Symphony CLO Ltd.
Series 2020-22A, Class A1A, 6.95% (3 mo. Term SOFR + 1.55%), 04/18/2033, (Acquired 10/12/2023, cost $1,990,200) (b)(d)	2,000,000	1,987,306
Series 2020-24A, Class E, 12.67% (3 mo. Term SOFR + 7.26%), 01/23/2032, (Acquired 3/3/2022, cost $993,200) (b)(d)	1,000,000	983,417
Series 2021-29A, Class E, 11.91% (3 mo. Term SOFR + 6.51%), 01/15/2034, (Acquired 9/14/2023, cost $1,448,766) (b)(d)	1,500,000	1,442,763
TCI-Flatiron CLO Ltd., Series 2018-1A, Class ER, 11.80% (3 mo. Term SOFR + 6.41%), 01/29/2032, (Acquired 5/3/2023, cost $943,824) (b)(d)	1,000,000	959,045
Trimaran CAVU LLC, Series 2021-3A, Class E, 13.03% (3 mo. Term SOFR + 7.63%), 01/18/2035, (Acquired 9/19/2023, cost $954,433) (b)(d)	1,000,000	956,839
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $61,554,634)		61,096,652

	Par	Value
CORPORATE BONDS - 9.3%

Communication Services — 0.6%
DISH Network Corp., 11.75%, 11/15/2027, (Acquired 2/7/2023 - 10/10/2023, cost $1,015,333) (b)	1,000,000	$991,382

Communications — 0.3%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 03/01/2030, (Acquired 2/7/2023, cost $439,926) (b)	500,000	413,979

Consumer Discretionary — 3.7%
1011778 BC ULC / New Red Finance, Inc., 4.00%, 10/15/2030	1,000,000	819,999
Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.75%, 07/15/2027, (Acquired 4/8/2021 - 10/10/2023, cost $952,488) (b)	1,000,000	870,309
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026, (Acquired 6/24/2022, cost $404,023) (b)	416,667	405,640
Boyd Gaming Corp., 4.75%, 12/01/2027	1,000,000	911,849
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.50%, 05/01/2025, (Acquired 8/3/2022, cost $501,677) (b)	500,000	490,521
Ford Motor Credit Co. LLC, 5.11%, 05/03/2029	1,000,000	910,094
Las Vegas Sands Corp., 3.90%, 08/08/2029	1,000,000	860,893
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029, (Acquired 5/13/2021 - 10/10/2023, cost $887,524) (b)	1,000,000	776,455
		6,045,760

Consumer Staples — 0.3%
US Foods, Inc., 4.63%, 06/01/2030, (Acquired 8/2/2022, cost $466,333) (b)	500,000	428,161

The accompanying notes are an integral part of the financial statements.

Pacer Pacific Asset Floating Rate High Income ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - 9.3% (Continued)

Energy — 1.7%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.38%, 06/15/2029, (Acquired 8/2/2022 - 10/11/2023, cost $944,621) (b)	1,000,000	$909,095
Callon Petroleum Co., 7.50%, 06/15/2030, (Acquired 12/16/2022 - 10/10/2023, cost $950,130) (b)	1,000,000	968,280
Endeavor Energy Resources LP / EER Finance, Inc., 5.75%, 01/30/2028, (Acquired 2/7/2023 - 10/10/2023, cost $976,340) (b)	1,000,000	960,300
		2,837,675

Health Care — 0.3%
Medline Borrower LP, 3.88%, 04/01/2029, (Acquired 12/16/2022, cost $425,841) (b)	500,000	423,207

Industrials — 1.5%
GFL Environmental, Inc., 3.50%, 09/01/2028, (Acquired 5/3/2022, cost $461,890) (b)	500,000	428,657
Madison IAQ LLC, 4.13%, 06/30/2028, (Acquired 10/12/2021, cost $249,285) (b)	250,000	210,219
TK Elevator Holdco GmbH, 7.63%, 07/15/2028, (Acquired 8/2/2022 - 10/11/2023, cost $903,653) (b)	1,000,000	903,063
United Rentals North America, Inc., 4.88%, 01/15/2028	1,000,000	925,895
		2,467,834

Information Technology — 0.3%
Entegris, Inc., 4.38%, 04/15/2028, (Acquired 5/26/2022, cost $471,564) (b)	500,000	446,665

Materials — 0.3%
Standard Industries, Inc./NJ, 4.75%, 01/15/2028, (Acquired 2/7/2023, cost $470,100) (b)	500,000	448,291

Real Estate — 0.3%
Howard Hughes Corp., 5.38%, 08/01/2028	500,000	440,090
TOTAL CORPORATE BONDS (Cost $15,510,643)		14,943,044

	Shares	Value
EXCHANGE TRADED FUNDS — 0.7%
iShares iBoxx High Yield Corporate Bond ETF	8,065	$585,277
SPDR Bloomberg High Yield Bond ETF	6,533	580,914
TOTAL EXCHANGE TRADED FUNDS (Cost $1,201,405)		1,166,191

CLOSED END FUNDS — 0.0%(e)
Eagle Point Credit Co., Inc.	1,905	17,831
TOTAL CLOSED END FUNDS (Cost $33,494)		17,831

TOTAL INVESTMENTS - 93.8% (Cost $151,552,707)		150,093,580
Other Assets in Excess of Liabilities - 6.2%		9,968,570
TOTAL NET ASSETS — 100.0%		$160,062,150

Percentages are stated as a percent of net assets.

LIBOR - London Interbank Offered Rate

SOFR - Secured Overnight Financing Rate

(a)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of October 31, 2023.

(b)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2023, the value of these securities total $72,430,965 or 45.3% of the Fund’s net assets.

(c)	The loan will settle after October 31, 2023 at which time the interest rate will be determined.
(d)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of October 31, 2023.

(e)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Data and Digital Revolution ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS — 100.0%

Industrials — 7.0%
AAON, Inc.	281	$15,309
Atkore, Inc.(a)	130	16,156
Encore Wire Corp.	58	10,372
Hexatronic Group AB	699	1,625
Johnson Controls International PLC	2,338	114,609
Legrand SA	919	79,148
Lennox International, Inc.	122	45,206
Nexans SA	151	10,646
nVent Electric PLC	571	27,482
SPX Technologies, Inc.(a)	157	12,579
Total Industrials		333,132

Information Technology — 93.0%
A10 Networks, Inc.	255	2,772
Advanced Micro Devices, Inc.(a)	2,204	217,094
Akamai Technologies, Inc.(a)	522	53,938
Alteryx, Inc. - Class A(a)	218	6,978
Ambarella, Inc.(a)	136	6,119
Arista Networks, Inc.(a)	1,066	213,594
Belden, Inc.	146	10,351
BlackBerry Ltd.(a)	2,009	7,221
Broadcom, Inc.	563	473,692
Calix, Inc.(a)	228	7,551
Check Point Software Technologies Ltd.(a)	414	55,579
Ciena Corp.(a)	515	21,733
Cisco Systems, Inc.	5,557	289,687
CommScope Holding Co., Inc.(a)	730	1,080
CommVault Systems, Inc.(a)	151	9,868
Computacenter PLC	393	12,237
Confluent, Inc. - Class A(a)	730	21,104
Credo Technology Group Holding Ltd.(a)	513	7,295
Crowdstrike Holdings, Inc. - Class A(a)	771	136,290
CyberArk Software Ltd.(a)	141	23,073
Datadog, Inc. - Class A(a)	1,031	83,996
Digi International, Inc.(a)	124	3,122
Dropbox, Inc. - Class A(a)	919	24,170
DXC Technology Co.(a)	707	14,260
Dynatrace, Inc.(a)	1,005	44,934
Elastic NV(a)	335	25,138
Extreme Networks, Inc.(a)	444	9,155
F5, Inc.(a)	204	30,924
Fastly, Inc.(a)	445	6,528
Fortinet, Inc.(a)	2,706	154,702
Hewlett Packard Enterprise Co.	4,454	68,503
Infinera Corp.(a)	782	2,291

	Shares	Value
Information Technology — 93.0% (Continued)
Informatica, Inc. - Class A(a)	840	$16,111
Intel Corp.	5,712	208,488
InterDigital, Inc.	91	6,848
Juniper Networks, Inc.	1,099	29,585
Kingsoft Cloud Holdings Ltd.(a)	13,107	4,154
MaxLinear, Inc.(a)	279	4,241
MicroStrategy, Inc.(a)	42	17,782
MongoDB, Inc.(a)	243	83,735
Motorola Solutions, Inc.	575	160,115
NEC Networks & System Integration Corp.	514	6,893
NET One Systems Co. Ltd.	287	4,351
NetApp, Inc.	723	52,620
NetScout Systems, Inc.(a)	249	5,436
New Relic, Inc.(a)	242	20,974
Nokia OYJ	19,399	64,386
Nutanix, Inc.(a)	812	29,386
NVIDIA Corp.	1,183	482,428
Okta, Inc.(a)	531	35,795
Oracle Corp. Japan	442	31,141
Palo Alto Networks, Inc.(a)	1,053	255,900
Pure Storage, Inc.(a)	1,059	35,805
Qualys, Inc.(a)	126	19,272
Rapid7, Inc.(a)	210	9,763
Seagate Technology Holdings PLC	714	48,731
Semtech Corp.(a)	220	3,071
SentinelOne, Inc. - Class A(a)	821	12,832
Snowflake, Inc.(a)	1,123	162,981
SolarWinds Corp.(a)	567	5,222
Splunk, Inc.(a)	571	84,028
Super Micro Computer, Inc.(a)	180	43,105
Telefonaktiebolaget LM Ericsson - Class B	10,617	47,523
Tenable Holdings, Inc.(a)	398	16,760
Teradata Corp.(a)	344	14,696
Trend Micro, Inc.	485	18,068
Varonis Systems, Inc.(a)	378	12,716
VMware, Inc.(a)	1,482	215,853
Western Digital Corp.(a)	1,096	44,004

The accompanying notes are an integral part of the financial statements.

Pacer Data and Digital Revolution ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 100.0% (Continued)

Information Technology — 93.0% (Continued)
Zscaler, Inc.(a)	502	$79,663
Total Information Technology		4,439,441
TOTAL COMMON STOCKS (Cost $4,743,703)		4,772,573

Total Investments — 100.0% (Cost $4,743,703)		4,772,573
Other Assets in Excess of Liabilities — 0.0%(b)		265
TOTAL NET ASSETS — 100.0%		$4,772,838

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Industrials and Logistics ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.3%

Energy — 0.1%
SFL Corp. Ltd.	102	$1,108

Health Care — 0.0%(c)
CryoPort, Inc.(a)	36	349

Industrials — 84.4%
Air Transport Services Group, Inc.(a)	53	1,037
AP Moller - Maersk AS - Class B	5	8,302
ArcBest Corp.	17	1,851
ATS Corp.(a)	72	2,422
AutoStore Holdings Ltd.(a)(b)	2,456	2,708
AZ-COM MARUWA Holdings, Inc.	95	1,292
Canadian National Railway Co.	482	50,945
Canadian Pacific Kansas City Ltd.	685	48,583
Cargojet, Inc.	13	740
Cargotec Oyj - Class B	41	1,613
CH Robinson Worldwide, Inc.	85	6,956
China Merchants Port Holdings Co. Ltd.	3,018	3,838
Cia de Distribucion Integral Logista Holdings SA	98	2,401
Clarkson PLC	23	738
COSCO SHIPPING Holdings Co. Ltd. - Class H	2,481	2,521
COSCO SHIPPING Ports Ltd.	2,545	1,532
Costamare, Inc.	88	795
CSX Corp.	1,462	43,641
D/S Norden AS	25	1,418
Daifuku Co. Ltd.	278	4,528
Danaos Corp.	15	994
Dfds AS	43	1,240
DHL Group	903	35,086
DSV AS	160	23,837
Expeditors International of Washington, Inc.	107	11,690
FedEx Corp.	185	44,419
Forward Air Corp.	19	1,224
Full Truck Alliance Co. Ltd. - ADR(a)	697	4,579
Golden Ocean Group Ltd.	148	1,073
GXO Logistics, Inc.(a)	87	4,394
Hapag-Lloyd AG(b)	128	18,414
Heartland Express, Inc.	58	676
Hoegh Autoliners ASA	141	1,140
International Container Terminal Services, Inc.	1,485	5,266
International Distributions Services PLC(a)	707	2,167
Interroll Holding AG	1	2,621
JB Hunt Trasport Services, Inc.	75	12,890

	Shares	Value
Industrials — 84.4% (Continued)
JD Logistics, Inc.(a)(b)	4,826	$5,711
Kamigumi Co. Ltd.	86	1,732
Kardex Holding AG	6	1,156
Kawasaki Kisen Kaisha Ltd.	181	6,147
KION Group AG	94	2,866
Kirby Corp.(a)	43	3,212
Knight-Swift Transportation Holdings, Inc.	118	5,769
Kuehne + Nagel International AG	88	23,643
Landstar System, Inc.	26	4,284
Mainfreight Ltd.	74	2,464
Marten Transport Ltd.	59	1,037
Matson, Inc.	26	2,263
Mitsubishi Logistics Corp.	61	1,579
Mitsui OSK Lines Ltd.	261	6,692
Mullen Group Ltd.	69	654
Nippon Yusen KK	369	8,959
Nishi-Nippon Railroad Co. Ltd.	59	946
Norfolk Southern Corp.	165	31,480
NTG Nordic Transport Group AS(a)	17	673
Old Dominion Freight Line, Inc.	80	30,133
Orient Overseas International Ltd.	483	6,090
Pacific Basin Shipping Ltd.	3,891	1,124
Rockwell Automation, Inc.	84	22,076
RXO, Inc.(a)	86	1,506
Ryder System, Inc.	33	3,219
Saia, Inc.(a)	19	6,811
Sankyu, Inc.	46	1,372
Schneider National, Inc. - Class B	69	1,748
Seino Holdings Co. Ltd.	137	1,981
SG Holdings Co. Ltd.	468	6,588
SITC International Holdings Co. Ltd.	1,920	2,954
Star Bulk Carriers Corp.	75	1,400
Sumitomo Warehouse Co. Ltd.	59	938
Symbotic, Inc.(a)	59	2,008
TFI International, Inc.	62	6,851
Toyota Industries Corp.	237	17,300
Transcoal Pacific Tbk PT	3,698	2,031
Union Pacific Corp.	448	93,009
United Parcel Service, Inc. - Class B	532	75,145
Wallenius Wilhelmsen ASA	313	2,627
Werner Enterprises, Inc.	46	1,671
XPO Logistics, Inc.(a)	84	6,368
Yamato Holdings Co. Ltd.	278	4,596
Yaskawa Electric Corp.	195	6,280
ZIM Integrated Shipping Services Ltd.	88	681
ZTO Express Cayman, Inc.	440	10,296
		787,641

The accompanying notes are an integral part of the financial statements.

Pacer Industrials and Logistics ETF

SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 97.3% (Continued)

Information Technology — 12.8%
Celestica, Inc.(a)	81	$1,889
Cognex Corp.	126	4,534
Flex Ltd.(a)	322	8,282
Sanmina Corp.(a)	41	2,086
SAP SE	767	102,751
		119,542
TOTAL COMMON STOCKS (Cost $964,559)		908,640

EXCHANGE TRADED FUNDS — 2.4%

iShares MSCI Brazil ETF	238	7,085
iShares MSCI South Korea ETF	169	9,287
iShares MSCI UAE ETF	414	5,713
TOTAL EXCHANGE TRADED FUNDS (Cost $24,870)		22,085

Total Investments — 99.7% (Cost $989,429)		$930,725
Other Assets in Excess of Liabilities — 0.3%		2,469
TOTAL NET ASSETS — 100.0%		$933,194

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	Non-income producing security.

(b)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2023, the value of these securities total $26,833 or 2.9% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
October 31, 2023 (Unaudited)

	Pacer Trendpilot® US Large Cap ETF	Pacer Trendpilot® US Mid Cap ETF	Pacer Trendpilot® 100 ETF	Pacer Trendpilot® European Index ETF	Pacer Trendpilot® International ETF
ASSETS
Investments in Securities, at Value* ^	$2,232,715,671	$453,744,030	$1,224,471,158	$47,027,627	$139,486,609
Cash	1,629,422	4,963,193	30,102,380	376,698	1,837,520
Foreign Currency at Value*	—	—	—	—	146,249
Interest and Dividends Receivable	1,604,239	39,856	155,429	397,491	432,922
Receivable for Investment Securities Sold	—	—	—	19,496,371	—
Securities Lending Income Receivable	9,820	6,474	27,562	779	6,926
Total Assets	2,235,959,152	458,753,553	1,254,756,529	67,298,966	141,910,226

LIABILITIES
Management Fees Payable	1,111,801	187,904	531,384	22,074	73,723
Payable to Custodian	—	—	—	—	720
Payable for Investment Securities Purchased	—	—	—	19,533,734	—
Collateral Received For Securities Loaned (See Note 5)	66,879,873	95,859,111	293,288,927	7,820,667	11,120,976
Total Liabilities	67,991,674	96,047,015	293,820,311	27,376,475	11,195,419

NET ASSETS	$2,167,967,478	$362,706,538	$960,936,218	$39,922,491	$130,714,807

NET ASSETS CONSIST OF:
Paid-in Capital	$2,431,740,737	$497,158,135	$890,128,526	$88,054,500	$154,459,006
Total Distributable Earnings (Accumulated Deficit)	(263,773,259)	(134,451,597)	70,807,692	(48,132,009)	(23,744,199)
Net Assets	$2,167,967,478	$362,706,538	$960,936,218	$39,922,491	$130,714,807
* Identified Cost:
Investments in Securities	$2,175,935,390	$453,739,854	$1,172,464,467	$47,100,497	$138,564,703
Foreign Currencies	—	—	—	—	146,249
^ Includes Loaned Securities with a value of	65,725,248	93,878,496	287,471,740	5,279,504	10,801,927

Net Asset Value:
Net Assets	$2,167,967,478	$362,706,538	$960,936,218	$39,922,491	$130,714,807
Shares Outstanding (No Par Value)	55,500,000	11,850,000	15,750,000	1,650,000	5,250,000
Net Asset Value, Offering and Redemption Price per Share	$39.06	$30.61	$61.01	$24.20	$24.90

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
October 31, 2023 (Unaudited)

	Pacer Trendpilot® US Bond ETF	Pacer Trendpilot® Fund of Funds ETF	Pacer US Cash Cows 100 ETF	Pacer US Small Cap Cash Cows 100 ETF	Pacer Global Cash Cows Dividend ETF
ASSETS
Investments in Unaffiliated Securities, at Value*	$205,129,265	$—	$16,388,320,856	$4,518,304,224	$1,805,499,599
Investments in Affiliated Securities, at Value*	—	48,215,035	—	—	—
Foreign Currency at Value*	—	—	—	—	2,380,813
Interest and Dividends Receivable	2,982,744	72,606	11,803,736	1,856,817	7,604,725
Receivable for Fund Shares Sold	—	—	42,648,095	92,442,500	—
Receivable for Investment Securities Sold	1,625,997	—	—	—	—
Cash	1,482,250	28,244	18,333,754	5,044,854	1,374,611
Securities Lending Income Receivable	13,125	—	135,521	76,467	28,019
Total Assets	211,233,381	48,315,885	16,461,241,962	4,617,724,862	1,816,887,767

LIABILITIES
Management Fees Payable	92,035	6,235	6,311,037	1,828,142	841,597
Payable to Custodian	—	—	11,796,792	58,803,150	247,592
Payable for Investment Securities Purchased	1,876,432	—	37,386,983	36,283,903	—
Payable for Distributions to Shareholders	1,359,561	—	—	—	—
Collateral Received For Securities Loaned (See Note 5)	31,815,494	—	1,063,284,166	571,109,665	182,612,601
Total Liabilities	35,143,522	6,235	1,118,778,978	668,024,860	183,701,790

NET ASSETS	$176,089,859	$48,309,650	$15,342,462,984	$3,949,700,002	$1,633,185,977

NET ASSETS CONSIST OF:
Paid-in Capital	$443,837,205	$51,063,642	$15,728,158,312	$4,066,309,233	$1,747,249,145
Total Distributable Earnings (Accumulated Deficit)	(267,747,346)	(2,753,992)	(385,695,328)	(116,609,231)	(114,063,168)
Net Assets	$176,089,859	$48,309,650	$15,342,462,984	$3,949,700,002	$1,633,185,977
* Identified Cost:
Investments in Unaffiliated Securities	$211,608,282	$—	$16,203,306,830	$4,463,577,640	$1,862,637,698
Investments in Affiliated Securities	—	51,048,549	—	—	—
Foreign Currencies	—	—	—	—	2,380,813
^ Includes Loaned Securities with a value of	31,033,471	—	1,052,440,603	561,237,462	177,897,389

Net Asset Value:
Net Assets	$176,089,859	$48,309,650	$15,342,462,984	$3,949,700,002	$1,633,185,977
Shares Outstanding (No Par Value)	9,200,000	1,750,000	321,500,000	99,700,000	51,900,000
Net Asset Value, Offering and Redemption Price per Share	$19.14	$27.61	$47.72	$39.62	$31.47

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
October 31, 2023 (Unaudited)

	Pacer Developed Markets International Cash Cows 100 ETF	Pacer Emerging Markets Cash Cows 100 ETF	Pacer US Large Cap Cash Cows Growth Leaders ETF	Pacer US Small Cap Cash Cows Growth Leaders ETF	Pacer US Cash Cows Growth ETF
ASSETS
Investments in Securities, at Value* ^	$946,017,449	$69,357,447	$36,085,808	$1,944,378	$39,615,296
Foreign Currency at Value*	100,582	198,464	—	—	—
Cash	827,957	326,636	19,732	1,207	25,500
Interest and Dividends Receivable	2,826,316	169,068	13,997	1,220	60,280
Receivable for Investment Securities Sold	—	—	1,015,366	—	—
Receivable for Fund Shares Sold	—	2,713,080	—	—	—
Securities Lending Income Receivable	33,387	429	—	—	605
Total Assets	949,805,691	72,765,124	37,134,903	1,946,805	39,701,681

LIABILITIES
Management Fees Payable	443,554	36,703	14,492	1,006	18,677
Due to Custodian	—	2,705,569	—	—	—
Payable for Investment Securities Purchased	—	171,742	—	—	—
Payable for Fund Shares Redeemed	—	—	1,027,628	—	—
Collateral Received For Securities Loaned (See Note 5)	95,366,448	3,606,922	—	—	5,103,029
Total Liabilities	95,810,002	6,520,936	1,042,120	1,006	5,121,706

NET ASSETS	$853,995,689	$66,244,188	$36,092,783	$1,945,799	$34,579,975

NET ASSETS CONSIST OF:
Paid-in Capital	$875,912,865	$73,648,663	$36,511,890	$2,126,640	$39,033,883
Total Distributable Earnings (Accumulated Deficit)	(21,917,176)	(7,404,475)	(419,107)	(180,841)	(4,453,908)
Net Assets	$853,995,689	$66,244,188	$36,092,783	$1,945,799	$34,579,975
* Identified Cost:
Investments in Securities	$962,365,784	$74,559,765	$36,697,581	$2,171,042	$41,456,362
Foreign Currencies	100,331	198,464	—	—	—
^ Includes Loaned Securities with a value of	92,257,506	3,519,094	—	—	5,060,949

Net Asset Value:
Net Assets	$853,995,689	$66,244,188	$36,092,783	$1,945,799	$34,579,975
Shares Outstanding (No Par Value)	29,900,000	3,700,000	1,750,000	100,000	1,000,000
Net Asset Value, Offering and Redemption Price per Share	$28.56	$17.90	$20.62	$19.46	$34.58

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
October 31, 2023 (Unaudited)

	Pacer Cash Cows Fund of Funds ETF	Pacer WealthShield ETF	Pacer Industrial Real Estate ETF	Pacer Data & Infrastructure Real Estate ETF	Pacer CFRA-Stovall Equal Weight Seasonal Rotation Index ETF
ASSETS
Investments in Unaffiliated Securities, at Value* ^	$—	$28,421,051	$182,115,163	$485,293,954	$52,194,697
Investments in Affiliated Securities, at Value*	71,381,125	—	—	—	—
Interest and Dividends Receivable	122	6,476	302,684	93,726	39,051
Receivable for Investment Securities Sold	—	15,290,858	—	62,507,986	46,020,114
Receivable for Fund Shares Sold	3,306,285	—	—	—	—
Cash	31,214	301,724	146,978	1,730,434	26,848
Securities Lending Income Receivable	—	341	1,527	13,169	1,102
Total Assets	74,718,746	44,020,450	182,566,352	549,639,269	98,281,812

LIABILITIES
Management Fees Payable, net of waiver, if any	8,235	13,331	83,912	221,182	24,484
Payable for Investment Securities Purchased	1,659,956	15,192,904	—	62,473,607	45,756,654
Due to Custodian	1,645,705	—	25,408	1,758,883	—
Collateral Received For Securities Loaned (See Note 5)	—	2,960,492	11,257,062	29,839,194	6,442,830
Total Liabilities	3,313,896	18,166,727	11,366,382	94,292,866	52,223,968

NET ASSETS	$71,404,850	$25,853,723	$171,199,970	$455,346,403	$46,057,844

NET ASSETS CONSIST OF:
Paid-in Capital	$71,575,995	$54,112,491	$268,395,614	$860,985,527	$74,062,187
Total Distributable Earnings (Accumulated Deficit)	(171,145)	(28,258,768)	(97,195,644)	(405,639,124)	(28,004,343)
Net Assets	$71,404,850	$25,853,723	$171,199,970	$455,346,403	$46,057,844
* Identified Cost:
Investments in Unaffiliated Securities	$—	$28,420,434	$216,505,984	$600,759,007	$52,199,484
Investments in Affiliated Securities	72,098,069	—	—	—	—
^ Includes Loaned Securities with a value of	—	2,907,719	11,166,001	29,166,224	6,309,202

Net Asset Value:
Net Assets	$71,404,850	$25,853,723	$171,199,970	$455,346,403	$46,057,844
Shares Outstanding (No Par Value)	2,150,000	1,000,000	5,300,000	17,950,000	1,500,000
Net Asset Value, Offering and Redemption Price per Share	$33.21	$25.85	$32.30	$25.37	$30.71

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
October 31, 2023 (Unaudited)

	Pacer CSOP FTSE China A50 ETF	Pacer BioThreat Strategy ETF	Pacer Lunt Large Cap Alternator ETF	Pacer Lunt Midcap Multi-Factor Alternator ETF	Pacer Lunt Large Cap Multi-Factor Alternator ETF
ASSETS
Investments in Securities, at Value* ^	$4,294,996	$4,394,297	$519,718,146	$45,871,527	$258,471,660
Foreign Currency at Value*	5,856	—	—	—	—
Interest and Dividends Receivable	79	4,525	168,827	14,326	129,998
Cash	23,670	3,645	1,697,895	38,005	239,990
Securities Lending Income Receivable	—	73	9,356	1,514	1,625
Total Assets	4,324,601	4,402,540	521,594,224	45,925,372	258,843,273

LIABILITIES
Management Fees Payable	2,595	2,168	258,056	18,796	127,514
Payable for Fund Shares Redeemed	—	—	1,558,080	—	—
Collateral Received For Securities Loaned (See Note 5)	—	840,768	54,376,421	9,934,227	15,776,548
Total Liabilities	2,595	842,936	56,192,557	9,953,023	15,904,062

NET ASSETS	$4,322,006	$3,559,604	$465,401,667	$35,972,349	$242,939,211

NET ASSETS CONSIST OF:
Paid-in Capital	$6,806,603	$4,361,167	$746,145,469	$47,094,172	$287,514,173
Total Distributable Earnings (Accumulated Deficit)	(2,484,597)	(801,563)	(280,743,802)	(11,121,823)	(44,574,962)
Net Assets	$4,322,006	$3,559,604	$465,401,667	$35,972,349	$242,939,211
* Identified Cost:
Investments in Securities	$4,650,639	$5,243,727	$568,120,879	$47,268,037	$252,878,052
Foreign Currencies	5,866	—	—	—	—
^ Includes Loaned Securities with a value of	—	835,598	52,816,391	9,765,182	15,524,141

Net Asset Value:
Net Assets	$4,322,006	$3,559,604	$465,401,667	$35,972,349	$242,939,211
Shares Outstanding (No Par Value)	305,882	125,000	14,750,000	1,100,000	6,800,000
Net Asset Value, Offering and Redemption Price per Share	$14.13	$28.48	$31.55	$32.70	$35.73

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
October 31, 2023 (Unaudited)

	Pacer US Export Leaders ETF	Pacer Pacific Asset Floating Rate High Income ETF	Pacer Industrials and Logistics ETF	Pacer Data and Digital Revolution ETF
ASSETS
Investments in Securities, at Value* ^	$41,015,064	$150,093,580	$930,725	$4,772,573
Foreign Currency at Value*	—	—	—	2
Interest and Dividends Receivable	8,163	900,103	2,227	974
Cash	40,526	14,297,588	851	1,857
Receivable for Fund Shares Sold	—	753,837	—	—
Securities Lending Income Receivable	802	—	—	—
Total Assets	41,064,555	166,045,108	933,803	4,775,406

LIABILITIES
Management Fees Payable	17,436	81,280	490	2,499
Payable to Custodian	—	—	119	69
Payable for Investment Securities Purchased	—	4,510,625	—	—
Payable for Distributions to Shareholders	—	1,390,995	—	—
Other Payables	—	58	—	—
Collateral Received For Securities Loaned (See Note 5)	6,216,008	—	—	—
Total Liabilities	6,233,444	5,982,958	609	2,568

NET ASSETS	$34,831,111	$160,062,150	$933,194	$4,772,838

NET ASSETS CONSIST OF:
Paid-in Capital	$36,135,103	$165,218,202	$994,800	$4,678,286
Total Distributable Earnings (Accumulated Deficit)	(1,303,992)	(5,156,052)	(61,606)	94,552
Net Assets	34,831,111	160,062,150	933,194	4,772,838
* Identified Cost:
Investments in Securities	$42,431,525	$151,552,707	$989,429	$4,743,703
^ Includes Loaned Securities with a value of	6,108,674	—	—	—

Net Asset Value:
Net Assets	$34,831,111	$160,062,150	$933,194	$4,772,838
Shares Outstanding (No Par Value)	900,000	3,470,000	40,000	160,000
Net Asset Value, Offering and Redemption Price per Share	$38.70	$46.13	$23.33	$29.83

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2023 (Unaudited)

	Pacer Trendpilot® US Large Cap ETF	Pacer Trendpilot® US Mid Cap ETF	Pacer Trendpilot® 100 ETF	Pacer Trendpilot® European Index ETF	Pacer Trendpilot® International ETF
INVESTMENT INCOME
Income:
Dividends*	$17,014,348	$2,511,189	$2,377,338	$691,722	$1,748,913
Interest	60,811	2,416,181	9,869,666	84,247	25,284
Securities Lending Income	83,662	68,623	133,694	17,496	50,018
Total Investment Income	17,158,821	4,995,993	12,380,698	793,465	1,824,215

Expenses:
Management fees	6,524,084	1,175,929	2,960,176	135,781	432,708
Total Expenses	6,524,084	1,175,929	2,960,176	135,781	432,708
Net Investment Income (Loss)	10,634,737	3,820,064	9,420,522	657,684	1,391,507

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Net Realized Gain (Loss) on Investments	(2,216,514)	(17,486,254)	14,851,981	1,130,332	(2,982,782)
Net Realized Gain (Loss) on In-Kind Redemptions	3,725,412	345,445	41,299,673	572,593	—
Net Realized Gain (Loss) on Foreign Currency	—	—	—	24,526	(151,047)
Total	1,508,898	(17,140,809)	56,151,654	1,727,451	(3,133,829)
Net Change in Unrealized Appreciation (Depreciation) of:
Change in Unrealized Appreciation (Depreciation) on Investments	7,531,272	(6,006,891)	12,830,079	(6,377,730)	(8,680,353)
Change in Unrealized Appreciation (Depreciation) on Foreign Currency	—	—	—	13,282	3,997
Total	7,531,272	(6,006,891)	12,830,079	(6,364,448)	(8,676,356)
Net Realized and Unrealized Gain (Loss) on Investments	9,040,170	(23,147,700)	68,981,733	(4,636,997)	(11,810,185)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,674,907	$(19,327,636)	$78,402,255	$(3,979,313)	$(10,418,678)

* Net of fees and foreign witholding tax of	$4,623	$—	$4,989	$138,003	$206,122

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2023 (Unaudited)

	Pacer Trendpilot® US Bond ETF	Pacer Trendpilot® Fund of Funds ETF	Pacer US Cash Cows 100 ETF	Pacer US Small Cap Cash Cows 100 ETF	Pacer Global Cash Cows Dividend ETF
INVESTMENT INCOME
Income:
Dividends from Unaffiliated Investments*	$—	$—	$168,051,831	$27,408,274	$55,771,885
Dividends from Affiliated Investments	—	337,467	—	—	—
Interest	7,219,593	1,023	443,796	81,578	154,385
Securities Lending Income	54,850	—	5,983,065	460,634	245,099
Total Investment Income	7,274,443	338,490	174,478,692	27,950,486	56,171,369

Expenses:
Management fees	603,182	38,380	34,517,627	8,589,025	4,953,158
Total Expenses	603,182	38,380	34,517,627	8,589,025	4,953,158
Net Investment Income (Loss)	6,671,261	300,110	139,961,065	19,361,461	51,218,211

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Net Realized Gain (Loss) on Investments in Unaffiliated Securities	(3,599,868)	—	233,005,467	44,465,346	(4,219,658)
Net Realized Gain (Loss) on Investments in Affiliated Securities	—	11,893	—	—	—
Net Realized Gain (Loss) on In-Kind Redemptions	176,008	791,198	79,796,646	4,271,796	3,717,318
Net Realized Gain (Loss) on Foreign Currency	(812)	—	—	—	(72,636)
Total	(3,424,672)	803,091	312,802,113	48,737,142	(574,976)
Net Change in Unrealized Appreciation (Depreciation) of:
Change in Unrealized Appreciation (Depreciation) on Investments in Unaffiliated Securities	(7,346,665)	—	(128,855,970)	31,985,749	(116,693,587)
Change in Unrealized Appreciation (Depreciation) on Investments in Affiliated Securities	—	(1,429,059)	—	—	—
Change in Unrealized Appreciation (Depreciation) on Foreign Currency	—	—	—	—	(325,195)
Total	(7,346,665)	(1,429,059)	(128,855,970)	31,985,749	(117,018,782)
Net Realized and Unrealized Gain (Loss) on Investments	(10,771,337)	(625,968)	183,946,143	80,722,891	(117,593,758)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,100,076)	$(325,858)	$323,907,208	$100,084,352	$(66,375,547)

* Net of fees and foreign witholding tax of	$—	$—	$—	$—	$3,398,841

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2023 (Unaudited)

	Pacer Developed Markets International Cash Cows 100 ETF	Pacer Emerging Markets Cash Cows 100 ETF	Pacer US Large Cap Cash Cows Growth Leaders ETF	Pacer US Small Cap Cash Cows Growth Leaders ETF	Pacer US Cash Cows Growth ETF
INVESTMENT INCOME
Income:
Dividends*	$18,859,373	$2,529,052	$136,714	$11,968	$490,547
Interest	55,275	6,635	1,169	59	1,386
Securities Lending Income	159,379	5,758	—	—	6,174
Total Investment Income	19,074,027	2,541,445	137,883	12,027	498,107

Expenses:
Management fees	2,296,436	212,062	73,602	5,895	114,214
Total Expenses	2,296,436	212,062	73,602	5,895	114,214
Net Investment Income (Loss)	16,777,591	2,329,383	64,281	6,132	383,893

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Net Realized Gain (Loss) on Investments	(525,964)	114,661	(756,993)	(115,686)	145,649
Net Realized Gain (Loss) on In-Kind Redemptions	13,090,081	—	1,166,893	161,454	344,119
Net Realized Gain (Loss) on Foreign Currency	6,213	(44,052)	—	—	—
Total	12,570,330	70,609	409,900	45,768	489,768
Net Change in Unrealized Appreciation (Depreciation) of:
Change in Unrealized Appreciation (Depreciation) on Investments	(45,066,739)	(4,976,833)	(545,715)	(226,664)	(785,104)
Change in Unrealized Appreciation (Depreciation) on Foreign Currency	(21,539)	(4,082)	—	—	—
Total	(45,088,278)	(4,980,915)	(545,715)	(226,664)	(785,104)
Net Realized and Unrealized Gain (Loss) on Investments	(32,517,948)	(4,910,306)	(135,815)	(180,896)	(295,336)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(15,740,357)	$(2,580,923)	$(71,534)	$(174,764)	$88,557

* Net of fees and foreign witholding tax of	$1,697,342	$392,588	$—	$—	$—

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2023 (Unaudited)

	Pacer Cash Cows Fund of Funds ETF	Pacer WealthShield ETF	Pacer Industrial Real Estate ETF	Pacer Data & Infrastructure Real Estate ETF	Pacer CFRA-Stovall Equal Weight Seasonal Rotation Index ETF
INVESTMENT INCOME
Income:
Dividends from Unaffiliated Investments*	$—	$69,709	$3,647,453	$10,871,306	$544,393
Dividends from Affiliated Investments	1,168,254	—	—	—	—
Interest	1,543	227,336	11,624	48,036	1,303
Securities Lending Income	—	3,370	23,246	87,255	6,804
Total Investment Income	1,169,797	300,415	3,682,323	11,006,597	552,500

Expenses:
Management fees	45,373	82,256	623,184	1,756,635	176,710
Total Expenses	45,373	82,256	623,184	1,756,635	176,710
Fees waived by adviser	—	—	(51,932)	(146,386)	—
Net Expenses	45,373	82,256	571,252	1,610,249	176,710
Net Investment Income (Loss)	1,124,424	218,159	3,111,071	9,396,348	375,790

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Net Realized Gain (Loss) on Investments in Unaffiliated Securities	—	(1,366,429)	(4,492,946)	(68,878,420)	(9,233,700)
Net Realized Gain (Loss) on Investments in Affiliated Securities	(86,856)	—	—	—	—
Net Realized Gain (Loss) on In-Kind Redemptions	851,539	120,357	614,005	(9,196,389)	(330,748)
Net Realized Gain (Loss) on Foreign Currency	—	—	(31,593)	65,240	—
Capital Gain Distributions from Underlying Holdings	—	—	807	—	—
Total	764,683	(1,246,072)	(3,909,727)	(78,009,569)	(9,564,448)
Net Change in Unrealized Appreciation (Depreciation) of:
Change in Unrealized Appreciation (Depreciation) on Investments in Unaffiliated Securities	—	5,073	(37,922,013)	(2,945,632)	1,646
Change in Unrealized Appreciation (Depreciation) on Investments in Affiliated Securities	(1,238,348)	—	—	—	—
Change in Unrealized Appreciation (Depreciation) on Foreign Currency	—	—	(13,118)	5,185	—
Total	(1,238,348)	5,073	(37,935,131)	(2,940,447)	1,646
Net Realized and Unrealized Gain (Loss) on Investments	(473,665)	(1,240,999)	(41,844,858)	(80,950,016)	(9,562,802)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$650,759	$(1,022,840)	$(38,733,787)	$(71,553,668)	$(9,187,012)

* Net of fees and foreign witholding tax of	$—	$43	$134,007	$548,340	$—

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2023 (Unaudited)

	Pacer CSOP FTSE China A50 ETF	Pacer Biothreat Strategy ETF	Pacer Lunt Large Cap Alternator ETF	Pacer Lunt Midcap Multi Factor Alternator ETF	Pacer Lunt Large Cap Multi Factor Alternator ETF
INVESTMENT INCOME
Income:
Dividends*	$117,464	$33,894	$5,181,869	$209,410	$1,403,343
Interest	473	137	19,149	1,116	6,328
Securities Lending Income	—	828	55,281	10,611	11,889
Total Investment Income	117,937	34,859	5,256,299	221,137	1,421,560

Expenses:
Management fees	16,184	13,434	1,979,099	109,440	697,327
Total Expenses	16,184	13,434	1,979,099	109,440	697,327
Net Investment Income (Loss)	101,753	21,425	3,277,200	111,697	724,233

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Net Realized Gain (Loss) on Investments	(130,020)	(121,997)	(102,618,300)	1,068,379	(5,119,663)
Net Realized Gain (Loss) on In-Kind Redemptions	(378)	229,691	8,445,835	278,485	10,933,426
Total	(130,398)	107,694	(94,172,465)	1,346,864	5,813,763
Net Change in Unrealized Appreciation (Depreciation) of:
Change in Unrealized Appreciation (Depreciation) on Investments	(562,906)	(221,868)	18,090,025	(2,022,325)	(3,824,048)
Change in Unrealized Appreciation (Depreciation) on Foreign Currency	27	—	—	—	—
Total	(562,879)	(221,868)	18,090,025	(2,022,325)	(3,824,048)
Net Realized and Unrealized Gain (Loss) on Investments	(693,277)	(114,174)	(76,082,440)	(675,461)	1,989,715
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(591,524)	$(92,749)	$(72,805,240)	$(563,764)	$2,713,948

* Net of fees and foreign witholding tax of	$13,080	$948	$10,528	$—	$—

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2023 (Unaudited)

	Pacer US Export Leaders ETF	Pacer Pacific Asset Floating Rate High Income ETF	Pacer Industrials and Logistics ETF	Pacer Data and Digital Revolution ETF
INVESTMENT INCOME
Income:
Dividends*	$165,762	$39,370	$20,450	$16,796
Interest	859	6,077,715	47	99
Securities Lending Income	4,337	—	—	—
Total Investment Income	170,958	6,117,085	20,497	16,895

Expenses:
Management fees	93,049	379,158	3,078	10,904
Total Expenses	93,049	379,158	3,078	10,904
Net Investment Income (Loss)	77,909	5,737,927	17,419	5,991

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Net Realized Gain (Loss) on Investments	(413,811)	144,806	(2,454)	(53,822)
Net Realized Gain (Loss) on In-Kind Redemptions	978,645	—	—	115,344
Net Realized Gain (Loss) on Foreign Currency	—	—	(167)	(37)
Total	564,834	144,806	(2,621)	61,485
Net Change in Unrealized Appreciation (Depreciation) of:
Change in Unrealized Appreciation (Depreciation) on Investments	(2,066,058)	112,156	(69,364)	28,725
Change in Unrealized Appreciation (Depreciation) on Foreign Currency	—	—	(30)	(6)
Total	(2,066,058)	112,156	(69,394)	28,719
Net Realized and Unrealized Gain (Loss) on Investments	(1,501,224)	256,962	(72,015)	90,204
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,423,315)	$5,994,889	$(54,596)	$96,195

* Net of fees and foreign witholding tax of	$239	$—	$2,996	$—

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Trendpilot® US Large Cap ETF		Pacer Trendpilot® US Mid Cap ETF
	For the Period Ended October 31, 2023 (Unaudited)	For the Year Ended April 30, 2023	For the Period Ended October 31, 2023 (Unaudited)	For the Year Ended April 30, 2023
OPERATIONS
Net Investment Income (Loss)	$10,634,737	$35,149,499	$3,820,064	$5,157,936
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	1,508,898	(2,146,942)	(17,140,809)	(38,006,691)
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	7,531,272	49,274,263	(6,006,891)	5,998,134
Net Increase (Decrease) in Net Assets Resulting from Operations	19,674,907	82,276,820	(19,327,636)	(26,850,621)

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	—	(26,415,381)	—	(3,237,926)
Total Distributions to Shareholders	—	(26,415,381)	—	(3,237,926)

CAPITAL SHARE TRANSACTION
Proceeds from Shares Sold	137,501,085	521,811,485	4,750,850	170,960,965
Payments for Shares Redeemed	(28,817,250)	(379,307,265)	(12,969,090)	(192,513,530)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	108,683,835	142,504,220	(8,218,240)	(21,552,565)
Net Increase (Decrease) in Net Assets	$128,358,742	$198,365,659	$(27,545,876)	$(51,641,112)

NET ASSETS
Beginning of Year	$2,039,608,736	$1,841,243,077	$390,252,414	$441,893,526
End of Year	$2,167,967,478	$2,039,608,736	$362,706,538	$390,252,414

(a)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	3,400,000	13,850,000	150,000	5,200,000
Redemptions	(700,000)	(10,100,000)	(400,000)	(5,900,000)
Net Increase (Decrease)	2,700,000	3,750,000	(250,000)	(700,000)

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Trendpilot® 100 ETF		Pacer Trendpilot® European Index ETF
	For the Period Ended October 31, 2023 (Unaudited)	For the Year Ended April 30, 2023	For the Period Ended October 31, 2023 (Unaudited)	For the Year Ended April 30, 2023
OPERATIONS
Net Investment Income (Loss)	$9,420,522	$6,417,380	$657,684	$659,133
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	56,151,654	(933,181)	1,727,451	390,928
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	12,830,079	39,195,084	(6,364,448)	6,339,180
Net Increase (Decrease) in Net Assets Resulting from Operations	78,402,255	44,679,283	(3,979,313)	7,389,241

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	—	(4,142,394)	—	(273,384)
Total Distributions to Shareholders	—	(4,142,394)	—	(273,384)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	265,539,830	64,757,685	4,042,800	12,499,820
Payments for Shares Redeemed	(133,930,695)	(43,185,630)	(3,984,345)	(21,697,145)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	131,609,135	21,572,055	58,455	(9,197,325)
Net Increase (Decrease) in Net Assets	$210,011,390	$62,108,944	$(3,920,858)	$(2,081,468)

NET ASSETS
Beginning of Year	$750,924,828	$688,815,884	$43,843,349	$45,924,817
End of Year	$960,936,218	$750,924,828	$39,922,491	$43,843,349

(a)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	4,350,000	1,250,000	150,000	550,000
Redemptions	(2,200,000)	(850,000)	(150,000)	(950,000)
Net Increase (Decrease)	2,150,000	400,000	—	(400,000)

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Trendpilot® International ETF
	For the Period Ended October 31, 2023 (Unaudited)	For the Year Ended April 30, 2023
OPERATIONS
Net Investment Income (Loss)	$1,391,507	$2,167,755
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(3,133,829)	90,195
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	(8,676,356)	9,646,729
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,418,678)	11,904,679

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	—	(444,569)
Total Distributions to Shareholders	—	(444,569)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	15,991,810	9,090,440
Payments for Shares Redeemed	—	(25,936,275)
Transaction Fees (See Note 1)	464	70
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	15,992,274	(16,845,765)
Net Increase (Decrease) in Net Assets	$5,573,596	$(5,385,655)

NET ASSETS
Beginning of Year	$125,141,211	$130,526,866
End of Year	$130,714,807	$125,141,211

(a)	Summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	600,000	350,000
Redemptions	—	(1,050,000)
Net Increase (Decrease)	600,000	(700,000)

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Trendpilot® US Bond ETF		Pacer Trendpilot® Fund of Funds ETF
	For the Period Ended October 31, 2023 (Unaudited)	For the Year Ended April 30, 2023	For the Period Ended October 31, 2023 (Unaudited)	For the Year Ended April 30, 2023
OPERATIONS
Net Investment Income (Loss)	$6,671,261	$22,093,968	$300,110	$1,024,679
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(3,424,672)	(123,726,526)	803,091	1,039,553
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	(7,346,665)	39,291,335	(1,429,059)	(1,480,620)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,100,076)	(62,341,223)	(325,858)	583,612

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(6,520,934)	(26,684,806)	—	(942,758)
Total Distributions to Shareholders	(6,520,934)	(26,684,806)	—	(942,758)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	—	—	1,458,985	1,364,660
Payments for Shares Redeemed	(45,636,870)	(628,183,340)	(5,642,150)	(12,154,420)
Transaction Fees (See Note 1)	7,524	—	—	—
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	(45,629,346)	(628,183,340)	(4,183,165)	(10,789,760)
Net Increase (Decrease) in Net Assets	$(56,250,356)	$(717,209,369)	$(4,509,023)	$(11,148,906)

NET ASSETS
Beginning of Year	$232,340,215	$949,549,584	$52,818,673	$63,967,579
End of Year	$176,089,859	$232,340,215	$48,309,650	$52,818,673

(a)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	—	—	50,000	50,000
Redemptions	(2,300,000)	(29,200,000)	(200,000)	(450,000)
Net Increase (Decrease)	(2,300,000)	(29,200,000)	(150,000)	(400,000)

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer US Cash Cows 100 ETF		Pacer US Small Cap Cash Cows 100 ETF
	For the Period Ended October 31, 2023 (Unaudited)	For the Year Ended April 30, 2023	For the Period Ended October 31, 2023 (Unaudited)	For the Year Ended April 30, 2023
OPERATIONS
Net Investment Income (Loss)	$139,961,065	$207,988,150	$19,361,461	$17,791,694
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	312,802,113	(591,025,700)	48,737,142	(139,420,421)
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	(128,855,970)	321,930,563	31,985,749	87,241,929
Net Increase (Decrease) in Net Assets Resulting from Operations	323,907,208	(61,106,987)	100,084,352	(34,386,798)

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(143,493,953)	(193,788,560)	(19,887,863)	(16,000,780)
Total Distributions to Shareholders	(143,493,953)	(193,788,560)	(19,887,863)	(16,000,780)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	2,430,498,705	10,511,453,425	1,856,903,175	1,451,823,265
Payments for Shares Redeemed	(488,324,595)	(1,591,432,405)	(23,164,085)	(197,346,245)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	1,942,174,110	8,920,021,020	1,833,739,090	1,254,477,020
Net Increase (Decrease) in Net Assets	$2,122,587,365	$8,665,125,473	$1,913,935,579	$1,204,089,442

NET ASSETS
Beginning of Year	$13,219,875,619	$4,554,750,146	$2,035,764,423	$831,674,981
End of Year	$15,342,462,984	$13,219,875,619	$3,949,700,002	$2,035,764,423

(a)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	49,000,000	222,700,000	45,350,000	38,500,000
Redemptions	(10,400,000)	(34,800,000)	(600,000)	(5,400,000)
Net Increase (Decrease)	38,600,000	187,900,000	44,750,000	33,100,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Global Cash Cows Dividend ETF
	For the Period Ended October 31, 2023 (Unaudited)	For the Year Ended April 30, 2023
OPERATIONS
Net Investment Income (Loss)	$51,218,211	$52,787,500
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(574,976)	(6,077,033)
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	(117,018,782)	56,617,021
Net Increase (Decrease) in Net Assets Resulting from Operations	(66,375,547)	103,327,488

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(68,674,254)	(33,617,374)
Total Distributions to Shareholders	(68,674,254)	(33,617,374)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	214,013,425	1,227,571,200
Payments for Shares Redeemed	(25,366,515)	(69,174,060)
Transaction Fees (See Note 1)	28,463	150,678
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	188,675,373	1,158,547,818
Net Increase (Decrease) in Net Assets	$53,625,572	$1,228,257,932

NET ASSETS
Beginning of Year	$1,579,560,405	$351,302,473
End of Year	$1,633,185,977	$1,579,560,405

(a)    Summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	6,400,000	37,750,000
Redemptions	(750,000)	(2,200,000)
Net Increase (Decrease)	5,650,000	35,550,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Developed Markets International Cash Cows 100 ETF		Pacer Emerging Markets Cash Cows 100 ETF
	For the Period Ended October 31, 2023 (Unaudited)	For the Year Ended April 30, 2023	For the Period Ended October 31, 2023 (Unaudited)	For the Year Ended April 30, 2023
OPERATIONS
Net Investment Income (Loss)	$16,777,591	$12,211,358	$2,329,383	$1,385,535
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	12,570,330	(13,922,605)	70,609	(2,008,425)
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	(45,088,278)	33,122,204	(4,980,915)	1,455,641
Net Increase (Decrease) in Net Assets Resulting from Operations	(15,740,357)	31,410,957	(2,580,923)	832,751

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(20,056,309)	(7,687,068)	(2,747,150)	(973,073)
Total Distributions to Shareholders	(20,056,309)	(7,687,068)	(2,747,150)	(973,073)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	371,756,023	419,380,945	16,501,945	44,046,650
Payments for Shares Redeemed	(36,615,720)	—	—	—
Transaction Fees (See Note 1)	68,242	133,089	19,533	74,713
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	335,208,545	419,514,034	16,521,478	44,121,363
Net Increase (Decrease) in Net Assets	$299,411,879	$443,237,923	$11,193,405	$43,981,041

NET ASSETS
Beginning of Year	$554,583,810	$111,345,887	$55,050,783	$11,069,742
End of Year	$853,995,689	$554,583,810	$66,244,188	$55,050,783

(a)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	12,500,000	14,850,000	850,000	2,350,000
Redemptions	(1,200,000)	—	—	—
Net Increase (Decrease)	11,300,000	14,850,000	850,000	2,350,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer US Large Cap Cash Cows Growth Leaders ETF		Pacer US Small Cap Cash Cows Growth Leaders ETF
	For the Period Ended October 31, 2023 (Unaudited)	For the Year Ended April 30, 2023 (a)	For the Period Ended October 31, 2023 (Unaudited) (b)
OPERATIONS
Net Investment Income (Loss)	$64,281	$10,993	$6,132
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	409,900	(218,546)	45,768
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	(545,715)	(66,058)	(226,664)
Net Increase (Decrease) in Net Assets Resulting from Operations	(71,534)	(273,611)	(174,764)

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(64,563)	(9,399)	(6,077)
Total Distributions to Shareholders	(64,563)	(9,399)	(6,077)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	23,136,545	19,853,740	3,774,008
Payments for Shares Redeemed	(6,478,395)	—	(1,647,368)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (c)	16,658,150	19,853,740	2,126,640
Net Increase (Decrease) in Net Assets	$16,522,053	$19,570,730	$1,945,799

NET ASSETS
Beginning of Period/Year	$19,570,730	$—	$—
End of Period/Year	$36,092,783	$19,570,730	$1,945,799

(a)	The Fund commenced operations on December 21, 2022. The information presented is for the period from December 21, 2022 to April 30, 2023.

(b)	The Fund commenced operations on May 1, 2023. The information presented is for the period from May 1, 2023 to October 31, 2023.

(c)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares
Subscriptions	1,075,000	975,000	175,000
Redemptions	(300,000)	—	(75,000)
Net Increase (Decrease)	775,000	975,000	100,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer US Cash Cows Growth ETF		Pacer Cash Cows Fund of Funds ETF
	For the Period Ended October 31, 2023 (Unaudited)	For the Year Ended April 30, 2023	For the Period Ended October 31, 2023 (Unaudited)	For the Year Ended April 30, 2023
OPERATIONS
Net Investment Income (Loss)	$383,893	$438,081	$1,124,424	$578,642
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	489,768	(1,986,956)	764,683	38,918
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	(785,104)	589,864	(1,238,348)	1,025,743
Net Increase (Decrease) in Net Assets Resulting from Operations	88,557	(967,011)	650,759	1,643,303

DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income	(379,524)	(382,192)	(1,134,993)	(584,387)
Long Term Capital Gain	—	—	—	(117)
Return of Capital	—	—	—	(1,841)
Total Distributions to Shareholders	(379,524)	(382,192)	(1,134,993)	(586,345)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	1652740	68,710,005	31,826,470	45,528,065
Payments for Shares Redeemed	(5,281,425)	(37,720,425)	(8,555,610)	(6,327,395)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	(3,628,685)	30,989,580	23,270,860	39,200,670
Net Increase (Decrease) in Net Assets	$(3,919,652)	$29,640,377	$22,786,626	$40,257,628

NET ASSETS
Beginning of Year	$38,499,627	$8,859,250	$48,618,224	$8,360,596
End of Year	$34,579,975	$38,499,627	$71,404,850	$48,618,224

(a)	Summary of capital share transactions is as follows:
	Shares	Shares	Shares	Shares
Subscriptions	50,000	1,900,000	950,000	1,400,000
Redemptions	(150,000)	(1,050,000)	(250,000)	(200,000)
Net Increase (Decrease)	(100,000)	850,000	700,000	1,200,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer WealthShield ETF		Pacer Industrial Real Estate ETF
	For the Period Ended October 31, 2023 (Unaudited)	For the Year Ended April 30, 2023	For the Period Ended October 31, 2023 (Unaudited)	For the Year Ended April 30, 2023
OPERATIONS
Net Investment Income (Loss)	$218,159	$698,677	$3,111,071	$5,579,107
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(1,246,072)	(4,406,726)	(3,909,727)	(44,167,991)
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	5,073	717,354	(37,935,131)	(14,357,291)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,022,840)	(2,990,695)	(38,733,787)	(52,946,175)

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(267,672)	(597,772)	(6,558,173)	(6,149,407)
Total Distributions to Shareholders	(267,672)	(597,772)	(6,558,173)	(6,149,407)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	6,713,655	10,773,195	9,930,275	44,461,180
Payments for Shares Redeemed	(4,015,910)	(15,910,675)	(13,370,255)	(150,423,405)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	2,697,745	(5,137,480)	(3,439,980)	(105,962,225)
Net Increase (Decrease) in Net Assets	$1,407,233	$(8,725,947)	$(48,731,940)	$(165,057,807)

NET ASSETS
Beginning of Year	$24,446,490	$33,172,437	$219,931,910	$384,989,717
End of Year	$25,853,723	$24,446,490	$171,199,970	$219,931,910

(a)	Summary of capital share transactions is as follows:
	Shares	Shares	Shares	Shares
Subscriptions	250,000	350,000	250,000	1,100,000
Redemptions	(150,000)	(550,000)	(350,000)	(3,750,000)
Net Increase (Decrease)	100,000	(200,000)	(100,000)	(2,650,000)

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Data & Infrastructure Real Estate ETF		Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
	For the Period Ended October 31, 2023 (Unaudited)	For the Year Ended April 30, 2023	For the Period Ended October 31, 2023 (Unaudited)	For the Year Ended April 30, 2023
OPERATIONS
Net Investment Income (Loss)	$9,396,348	$23,775,260	$375,790	$845,660
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(78,009,569)	(181,810,261)	(9,564,448)	2,499,877
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	(2,940,447)	(81,614,201)	1,646	22
Net Increase (Decrease) in Net Assets Resulting from Operations	(71,553,668)	(239,649,202)	(9,187,012)	3,345,559

DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income	(18,434,529)	(18,743,593)	(343,368)	(826,693)
Capital Gains	—	(1,717,631)	—	—
Total Distributions to Shareholders	(18,434,529)	(20,461,224)	(343,368)	(826,693)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	2,889,770	96,006,885	—	16,851,465
Payments for Shares Redeemed	(158,102,780)	(434,676,185)	(23,091,510)	(21,079,065)
Transaction Fees (See Note 1)	—	6,781	—	—
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	(155,213,010)	(338,662,519)	(23,091,510)	(4,227,600)
Net Increase (Decrease) in Net Assets	$(245,201,207)	$(598,772,945)	$(32,621,890)	$(1,708,734)

NET ASSETS
Beginning of Year	$700,547,610	$1,299,320,555	$78,679,734	$80,388,468
End of Year	$455,346,403	$700,547,610	$46,057,844	$78,679,734

(a)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	100,000	2,950,000	—	450,000
Redemptions	(5,750,000)	(14,000,000)	(650,000)	(600,000)
Net Increase (Decrease)	(5,650,000)	(11,050,000)	(650,000)	(150,000)

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer CSOP FTSE China A50 ETF
	For the Period Ended October 31, 2023 (Unaudited)	For the Year Ended April 30, 2023
OPERATIONS
Net Investment Income (Loss)	$101,753	$111,199
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(130,398)	(452,535)
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	(562,879)	(114,924)
Net Increase (Decrease) in Net Assets Resulting from Operations	(591,524)	(456,260)

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	—	(100,794)
Total Distributions to Shareholders	—	(100,794)

CAPITAL SHARE TRANSACTIONS
Payments for Shares Redeemed	—	(717,525)
Transaction Fees (See Note 1)	—	1
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	—	(717,524)
Net Increase (Decrease) in Net Assets	$(591,524)	$(1,274,578)

NET ASSETS
Beginning of Year	$4,913,530	$6,188,108
End of Year	$4,322,006	$4,913,530

(a)	Summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	—	—
Redemptions	—	(50,000)
Net Increase (Decrease)	—	(50,000)

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Biothreat Strategy ETF		Pacer Lunt Large Cap Alternator ETF
	For the Period Ended October 31, 2023 (Unaudited)	For the Year Ended April 30, 2023	For the Period Ended October 31, 2023 (Unaudited)	For the Year Ended April 30, 2023
OPERATIONS
Net Investment Income (Loss)	$21,425	$47,043	$3,277,200	$9,373,354
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	107,694	(152,098)	(94,172,465)	(107,696,482)
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	(221,868)	207,677	18,090,025	(45,887,725)
Net Increase (Decrease) in Net Assets Resulting from Operations	(92,749)	102,622	(72,805,240)	(144,210,853)

DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income	(21,363)	(46,298)	(3,145,304)	(9,575,595)
Return of Capital	—	—	—	(488,359)
Total Distributions to Shareholders	(21,363)	(46,298)	(3,145,304)	(10,063,954)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	784,680	—	1,794,485	624,040,115
Payments for Shares Redeemed	(781,649)	(2,087,637)	(237,122,090)	(247,539,040)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	3,031	(2,087,637)	(235,327,605)	376,501,075
Net Increase (Decrease) in Net Assets	$(111,081)	$(2,031,313)	$(311,278,149)	$222,226,268

NET ASSETS
Beginning of Year	$3,670,685	$5,701,998	$776,679,816	$554,453,548
End of Year	$3,559,604	$3,670,685	$465,401,667	$776,679,816

(a)	Summary of capital share transactions is as follows:
	Shares	Shares	Shares	Shares
Subscriptions	25,000	—	50,000	15,050,000
Redemptions	(25,000)	(75,000)	(6,600,000)	(6,600,000)
Net Increase (Decrease)	—	(75,000)	(6,550,000)	8,450,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Lunt Midcap Multi Factor Alternator ETF		Pacer Lunt Large Cap Multi Factor Alternator ETF
	For the Period Ended October 31, 2023 (Unaudited)	For the Year Ended April 30, 2023	For the Period Ended October 31, 2023 (Unaudited)	For the Year Ended April 30, 2023
OPERATIONS
Net Investment Income (Loss)	$111,697	$410,202	$724,233	$3,419,925
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	1,346,864	(1,636,618)	5,813,763	(40,943,498)
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	(2,022,325)	3,320,047	(3,824,048)	30,690,624
Net Increase (Decrease) in Net Assets Resulting from Operations	(563,764)	2,093,631	2,713,948	(6,832,949)

DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income	(99,406)	(410,052)	(545,493)	(3,553,899)
Return of Capital	—	(20,581)	—	—
Total Distributions to Shareholders	(99,406)	(430,633)	(545,493)	(3,553,899)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	5,183,530	21,010,460	87,184,565	51,694,570
Payments for Shares Redeemed	(3,400,050)	(23,227,120)	(52,604,660)	(102,211,650)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	1,783,480	(2,216,660)	34,579,905	(50,517,080)
Net Increase (Decrease) in Net Assets	$1,120,310	$(553,662)	$36,748,360	$(60,903,928)

NET ASSETS
Beginning of Year	$34,852,039	$35,405,701	$206,190,851	$267,094,779
End of Year	$35,972,349	$34,852,039	$242,939,211	$206,190,851

(a)	Summary of capital share transactions is as follows:
	Shares	Shares	Shares	Shares
Subscriptions	150,000	650,000	2,300,000	1,450,000
Redemptions	(100,000)	(700,000)	(1,400,000)	(2,900,000)
Net Increase (Decrease)	50,000	(50,000)	900,000	(1,450,000)

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer US Export Leaders ETF
	For the Period Ended October 31, 2023 (Unaudited)	For the Year Ended April 30, 2023
OPERATIONS
Net Investment Income (Loss)	$77,909	$62,495
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	564,834	(279,343)
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	(2,066,058)	1,019,862
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,423,315)	803,014

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(86,282)	(62,859)
Total Distributions to Shareholders	(86,282)	(62,859)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	20,682,615	15,408,145
Payments for Shares Redeemed	(4,317,570)	—
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	16,365,045	15,408,145
Net Increase (Decrease) in Net Assets	$14,855,448	$16,148,300

NET ASSETS
Beginning of Year	$19,975,663	$3,827,363
End of Year	$34,831,111	$19,975,663

(a)	Summary of capital share transactions is as follows:
	Shares	Shares
Subscriptions	500,000	400,000
Redemptions	(100,000)	—
Net Increase (Decrease)	400,000	400,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Pacific Asset Floating Rate High Income ETF
	For the Period Ended October 31, 2023 (Unaudited)	For the Year Ended April 30, 2023	For the Period Ended April 30, 2022 (a)	For the Year Ended June 30, 2021
OPERATIONS
Net Investment Income (Loss)	$5,737,927	$5,818,699	$1,307,992	$896,410
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	144,806	(3,432,998)	26,972	(23,314)
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	112,156	41,729	(1,694,753)	1,513,865
Net Increase (Decrease) in Net Assets Resulting from Operations	5,994,889	2,427,430	(359,789)	2,386,961

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(5,574,501)	(5,819,045)	(1,211,347)	(953,333)
Total Distributions to Shareholders	(5,574,501)	(5,819,045)	(1,211,347)	(953,333)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	78,129,350	87,368,338	53,405,601	2,443,495
Payments for Shares Redeemed	(18,582,368)	(65,544,726)	(1,959,872)	—
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (b)	59,546,982	21,823,612	51,445,729	2,443,495
Net Increase (Decrease) in Net Assets	$59,967,370	$18,431,997	$49,874,593	$3,877,123

NET ASSETS
Beginning of Period/Year	$100,094,780	$81,662,783	$31,788,190	$27,911,067
End of Period/Year	$160,062,150	$100,094,780	$81,662,783	$31,788,190

(a)	For the period ended July 1, 2021 to April 30, 2022. See Note 1 to Financial Statements.
(b)	Shares of Predecessor Fund converted into Fund Shares at the close of business on October 22, 2021. See Note 1 to the Financial Statements. Summary of capital share transactions is as follows:
	Shares	Shares	Shares	Shares
Subscriptions	1,680,000	1,920,000	1,100,000	50,000
Redemptions	(400,000)	(1,440,000)	(40,000)	—
Net Increase (Decrease)	1,280,000	480,000	1,060,000	50,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Industrials and Logistics ETF		Pacer Data and Digital Revolution ETF
	For the Period Ended October 31, 2023 (Unaudited)	For the Year Ended April 30, 2023(a)	For the Period Ended October 31, 2023 (Unaudited)	For the Year Ended April 30, 2023(a)
OPERATIONS
Net Investment Income (Loss)	$17,419	$16,988	$5,991	$6,083
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(2,621)	(523)	61,485	1,392
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	(69,394)	10,629	28,719	147
Net Increase (Decrease) in Net Assets Resulting from Operations	(54,596)	27,094	96,195	7,622

DISTRIBUTIONS TO SHAREHOLDERS
Distributions and Dividends	(21,933)	(12,171)	(3,710)	(5,555)
Total Distributions to Shareholders	(21,933)	(12,171)	(3,710)	(5,555)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	—	994,800	4,212,336	1,012,400
Payments for Shares Redeemed	—	—	(546,454)	—
Transaction Fees (See Note 1)	—	—	4	—
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (b)	—	994,800	3,665,886	1,012,400
Net Increase (Decrease) in Net Assets	$(76,529)	$1,009,723	$3,758,371	$1,014,467

NET ASSETS
Beginning of Period	$1,009,723	—	$1,014,467	—
End of Period	$933,194	$1,009,723	$4,772,838	$1,014,467

(a)	Fund commenced operations on June 8, 2022. The information presented is from June 8, 2022 to April 30, 2023.
(b)	Summary of capital share transactions is as follows:
	Shares	Shares	Shares	Shares
Subscriptions	—	40,000	140,000	40,000
Redemptions	—	—	(20,000)	—
Net Increase (Decrease)	—	40,000	120,000	40,000

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Large Cap ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2023(d) (Unaudited)	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019
Net Asset Value, Beginning of Period	$38.63	$37.54	$36.54	$26.99	$30.56	$28.41

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(a)	0.20	0.66	0.28	0.25	0.39	0.43
Net Realized and Unrealized Gain (Loss) on Investments(c)	0.23	0.90	1.03	9.65	(3.59)	2.01
Total from Investment Operations	0.43	1.56	1.31	9.90	(3.20)	2.44

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	—	(0.47)	(0.31)	(0.35)	(0.37)	(0.29)
Total Distributions	—	(0.47)	(0.31)	(0.35)	(0.37)	(0.29)
Net Asset Value, End of Period	$39.06	$38.63	$37.54	$36.54	$26.99	$30.56
Total Return	1.12%	4.20%	3.48%	36.86%	-10.71%	8.65%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$2,167,967	$2,039,609	$1,841,243	$1,894,772	$2,403,839	$2,163,990

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net Investment Income (Loss) to Average Net Assets	0.98%	1.75%	0.71%	0.83%	1.25%	1.43%
Portfolio Turnover Rate(b)	1%	1%	58%	6%	5%	162%

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes the impact of in-kind transactions.
(c)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(d)	Ratios have been annualized and total return and portfolio turnover have not been annualized

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Mid Cap ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2023(e) (Unaudited)	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019
Net Asset Value, Beginning of Period	$32.25	$34.52	$35.63	$28.35	$30.95	$30.72

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(a)	0.32	0.39	0.00 (d)	0.09	0.28	0.41
Net Realized and Unrealized Gain (Loss) on Investments(c)	(1.96)	(2.41)	(1.07)	7.36	(2.45)	0.10
Total from Investment Operations	(1.64)	(2.02)	(1.07)	7.45	(2.17)	0.51

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	—	(0.25)	(0.04)	(0.17)	(0.43)	(0.28)
Total Distributions	—	(0.25)	(0.04)	(0.17)	(0.43)	(0.28)
Net Asset Value, End of Period	$30.61	$32.25	$34.52	$35.63	$28.35	$30.95
Total Return	-5.10%	-5.81%	-2.98%	26.34%	-7.11%	1.66%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$362,707	$390,252	$441,894	$452,474	$540,051	$761,305

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net Investment Income (Loss) to Average Net Assets	1.94%	1.19%	0.01%	0.30%	0.96%	1.30%
Portfolio Turnover Rate(b)	120%	441%	16%	304%	143%	405%

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes the impact of in-kind transactions.
(c)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(d)	Represents less the $0.005.
(e)	Ratios have been annualized and total return and portfolio turnover have not been annualized

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® 100 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2023(e) (Unaudited)	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019
Net Asset Value, Beginning of Period	$55.22	$52.18	$54.01	$37.91	$36.00	$31.16

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(a)	0.63	0.48	(0.13)	0.01	0.15	0.26
Net Realized and Unrealized Gain (Loss) on Investments(c)	5.16	2.87	(1.70)	16.17	1.94	4.73
Total from Investment Operations	5.79	3.35	(1.83)	16.18	2.09	4.99

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	—	(0.31)	—	(0.08)	(0.18)	(0.15)
Total Distributions	—	(0.31)	—	(0.08)	(0.18)	(0.15)

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	—	—	—	0.00 (d)	—	—
Net Asset Value, End of Period	$61.01	$55.22	$52.18	$54.01	$37.91	$36.00
Total Return	10.50%	6.47%	-3.38%	42.69%	5.78%	16.04%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$960,936	$750,925	$688,816	$783,124	$739,258	$502,173

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Net Investment Income (Loss) to Average Net Assets	2.06%	0.93%	-0.22%	0.01%	0.40%	0.76%
Portfolio Turnover Rate(b)	11%	6%	7%	6%	61%	107%

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes the impact of in-kind transactions.
(c)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(d)	Represents less the $0.005.
(e)	Ratios have been annualized and total return and portfolio turnover have not been annualized

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® European Index ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2023(e) (Unaudited)	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019
Net Asset Value, Beginning of Period	$26.57	$22.40	$24.33	$23.76	$26.77	$29.66

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(a)	0.41	0.34	0.34	0.10	0.54	0.74
Net Realized and Unrealized Gain (Loss) on Investments(c)	(2.78)	3.99	(1.89)	0.47	(2.61)	(3.16)
Total from Investment Operations	(2.37)	4.33	(1.55)	0.57	(2.07)	(2.42)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	—	(0.16)	(0.38)	—	(0.94)	(0.47)
Total Distributions	—	(0.16)	(0.38)	—	(0.94)	(0.47)

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	—	—	0.00 (d)	—	—	—
Net Asset Value, End of Period	$24.20	$26.57	$22.40	$24.33	$23.76	$26.77
Total Return	-8.94%	19.43%	-6.47%	2.38%	-8.18%	-8.07%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$39,922	$43,843	$45,925	$54,741	$91,488	$183,379

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.65%	0.65%	0.66%	0.65%	0.65%	0.65%
Net Investment Income (Loss) to Average Net Assets	3.14%	1.48%	1.39%	0.43%	2.04%	2.77%
Portfolio Turnover Rate(b)	5%	5%	7%	506%	12%	396%

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes the impact of in-kind transactions.
(c)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(d)	Represents less the $0.005.
(e)	Ratios have been annualized and total return and portfolio turnover have not been annualized

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® International ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2023(f) (Unaudited)	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Period Ended April 30, 2020 (a)(f)
Net Asset Value, Beginning of Period	$26.91	$24.40	$28.22	$23.42	$24.91

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(b)	0.28	0.45	0.44	0.28	0.32
Net Realized and Unrealized Gain (Loss) on Investments(d)	(2.29)	2.16	(3.57)	4.72	(1.55)
Total from Investment Operations	(2.01)	2.61	(3.13)	5.00	(1.23)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	—	(0.10)	(0.69)	(0.20)	(0.26)
Total Distributions	—	(0.10)	(0.69)	(0.20)	(0.26)

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	0.00 (e)	0.00 (e)	0.00 (e)	—	—
Net Asset Value, End of Period	$24.90	$26.91	$24.40	$28.22	$23.42
Total Return	-7.48%	10.75%	-11.46%	21.46%	-5.08%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$130,715	$125,141	$130,527	$131,228	$151,038

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.65%	0.65%	0.65%	0.65%	0.65%
Net Investment Income (Loss) to Average Net Assets	2.08%	1.82%	1.56%	1.15%	1.26%
Portfolio Turnover Rate(c)	6%	3%	202%	161%	39%

(a)	Commencement of operations on May 2, 2019. Information presented is from May 2, 2019 to April 30, 2020.
(b)	Calculated based on average shares outstanding during the period.
(c)	Excludes the impact of in-kind transactions.
(d)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(e)	Represents less the $0.005.
(f)	Ratios have been annualized and total return and portfolio turnover have not been annualized.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® US Bond ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2023(f) (Unaudited)	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Period Ended April 30, 2020(a)(f)
Net Asset Value, Beginning of Period	$20.20	$23.33	$27.45	$25.77	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(b)	0.66	1.11	0.80	1.09	0.33
Net Realized and Unrealized Gain (Loss) on Investments(d)	(1.05)	(2.83)	(4.17)	1.34	0.72
Total from Investment Operations	(0.39)	(1.72)	(3.37)	2.43	1.05

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.67)	(1.41)	(0.75)	(0.75)	(0.28)
Total Distributions	(0.67)	(1.41)	(0.75)	(0.75)	(0.28)

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	0.00 (e)	—	—	0.00 (e)	—
Net Asset Value, End of Period	$19.14	$20.20	$23.33	$27.45	$25.77
Total Return	-1.99%	-7.30%	-12.54%	9.53%	4.24%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$176,090	$232,340	$949,550	$839,970	$144,327

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60%	0.60%	0.60%	0.60%	0.60%
Net Investment Income (Loss) to Average Net Assets	6.62%	5.26%	3.01%	4.04%	2.47%
Portfolio Turnover Rate(c)	112%	711%	652%	55%	131%

(a)	Commencement of operations on May 2, 2019. Information presented is from May 2, 2019 to April 30, 2020.
(b)	Calculated based on average shares outstanding during the period.
(c)	Excludes the impact of in-kind transactions.
(d)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(e)	Represents less the $0.005.
(f)	Ratios have been annualized and total return and portfolio turnover have not been annualized.

The accompanying notes are an integral part of the financial statements.

Pacer Trendpilot® Fund of Funds ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2023(d) (Unaudited)	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Period Ended April 30, 2020(a)(d)
Net Asset Value, Beginning of Period	$27.80	$27.81	$29.82	$23.81	$25.39

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(b)(c)	0.17	0.48	0.35	0.22	0.26
Net Realized and Unrealized Gain (Loss) on Investments(g)	(0.36)	(0.03)	(2.07)	5.96	(1.59)
Total from Investment Operations	(0.19)	0.45	(1.72)	6.18	(1.33)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	—	(0.46)	(0.29)	(0.17)	(0.25)
Total Distributions	—	(0.46)	(0.29)	(0.17)	(0.25)
Net Asset Value, End of Period	$27.61	$27.80	$27.81	$29.82	$23.81
Total Return	-0.70%	1.71%	-5.87%	26.02%	-5.37%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$48,310	$52,819	$63,968	$44,728	$27,378

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets(e)	0.15%	0.15%	0.15%	0.15%	0.15%
Net Investment Income (Loss) to Average Net Assets(e)	1.17%	1.77%	1.16%	0.82%	1.03%
Portfolio Turnover Rate(f)	3%	6%	5%	29%	6%

(a)	Commencement of operations on May 3, 2019. Information presented is from May 3, 2019 to April 30, 2020.
(b)	Calculated based on average shares outstanding during the period.

(c) Recognition of net investment income by the Fund is affected by the timing of the delcaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include the net investment income of the underlying companies in which the Fund invests.

(d)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Excludes the impact of in-kind transactions.
(g)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer US Cash Cows 100 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2023(d) (Unaudited)	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019
Net Asset Value, Beginning of Period	$46.73	$47.94	$41.95	$25.17	$29.72	$28.98

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(a)	0.48	1.08	0.84	0.71	0.77	0.53
Net Realized and Unrealized Gain (Loss) on Investments(c)	1.00	(1.32)	5.87	16.76	(4.55)	0.67
Total from Investment Operations	1.48	(0.24)	6.71	17.47	(3.78)	1.20

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.49)	(0.97)	(0.72)	(0.69)	(0.77)	(0.46)
Total Distributions	(0.49)	(0.97)	(0.72)	(0.69)	(0.77)	(0.46)
Net Asset Value, End of Period	$47.72	$46.73	$47.94	$41.95	$25.17	$29.72
Total Return	3.17%	-0.38%	16.08%	70.43%	-12.63%	4.28%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$15,342,463	$13,219,876	$4,554,750	$432,113	$190,027	$266,018

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%
Net Investment Income (Loss) to Average Net Assets	1.98%	2.30%	1.78%	2.23%	2.73%	1.82%
Portfolio Turnover Rate(b)	32%	90%	114%	104%	85%	122%

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes the impact of in-kind transactions.
(c)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(d)	Ratios have been annualized and total return and portfolio turnover have not been annualized

The accompanying notes are an integral part of the financial statements.

Pacer US Small Cap Cash Cows 100 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2023(d) (Unaudited)	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019
Net Asset Value, Beginning of Period	$37.05	$38.06	$41.82	$20.76	$25.88	$26.17

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(a)	0.27	0.51	0.72	0.11	0.27	0.32
Net Realized and Unrealized Gain (Loss) on Investments(c)	2.57	(1.09)	(3.37)	21.13	(5.12)	(0.29)
Total from Investment Operations	2.84	(0.58)	(2.65)	21.24	(4.85)	0.03

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.27)	(0.43)	(0.67)	(0.14)	(0.27)	(0.32)
Distributions from Return of Capital	—	—	(0.44)	(0.04)	—	—
Total Distributions	(0.27)	(0.43)	(1.11)	(0.18)	(0.27)	(0.32)
Net Asset Value, End of Period	$39.62	$37.05	$38.06	$41.82	$20.76	$25.88
Total Return	7.66%	-1.46%	-6.57%	102.70%	-18.72%	0.20%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$3,949,700	$2,035,764	$831,675	$271,840	$14,534	$50,474

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.59%	0.59%	0.60%	0.59%	0.59%	0.59%
Net Investment Income (Loss) to Average Net Assets	1.33%	1.36%	1.70%	0.33%	1.11%	1.21%
Portfolio Turnover Rate(b)	52%	101%	133%	123%	128%	123%

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes the impact of in-kind transactions.
(c)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(d)	Ratios have been annualized and total return and portfolio turnover have not been annualized

The accompanying notes are an integral part of the financial statements.

Pacer Global Cash Cows Dividend ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2023(e) (Unaudited)	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019
Net Asset Value, Beginning of Period	$34.15	$32.83	$31.10	$24.63	$31.19	$30.75

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(a)	1.04	1.94	1.39	1.17	1.32	1.21
Net Realized and Unrealized Gain (Loss) on Investments(c)	(2.35)	0.65	1.69	6.51	(6.60)	0.43
Total from Investment Operations	(1.31)	2.59	3.08	7.68	(5.28)	1.64

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(1.37)	(1.28)	(1.35)	(1.21)	(1.28)	(1.20)
Total Distributions	(1.37)	(1.28)	(1.35)	(1.21)	(1.28)	(1.20)

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	0.00 (d)	0.01	0.00 (d)	—	—	—
Net Asset Value, End of Period	$31.47	$34.15	$32.83	$31.10	$24.63	$31.19
Total Return	-3.97%	8.50%	10.22%	32.05%	-17.32%	5.56%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$1,633,186	$1,579,560	$351,302	$135,269	$135,480	$210,505

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net Investment Income (Loss) to Average Net Assets	6.19%	6.07%	4.32%	4.32%	4.52%	4.00%
Portfolio Turnover Rate(b)	38%	47%	39%	76%	91%	74%

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes the impact of in-kind transactions.
(c)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(d)	Represents less the $0.005.
(e)	Ratios have been annualized and total return and portfolio turnover have not been annualized

The accompanying notes are an integral part of the financial statements.

Pacer Developed Markets International Cash Cows 100 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2023(e) (Unaudited)	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019
Net Asset Value, Beginning of Period	$29.82	$29.69	$31.95	$20.99	$27.08	$28.91

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(a)	0.71	1.52	1.03	0.66	0.74	0.85
Net Realized and Unrealized Gain (Loss) on Investments(c)	(1.13)	(0.18)	(2.43)	10.98	(6.05)	(2.01)
Total from Investment Operations	(0.42)	1.34	(1.40)	11.64	(5.31)	(1.16)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.84)	(1.23)	(0.87)	(0.68)	(0.78)	(0.67)
Total Distributions	(0.84)	(1.23)	(0.87)	(0.68)	(0.78)	(0.67)

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	—	0.02	0.01	0.00 (d)	—	—
Net Asset Value, End of Period	$28.56	$29.82	$29.69	$31.95	$20.99	$27.08
Total Return	-1.49%	5.26%	-4.48%	56.41%	-20.04%	-3.92%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$853,996	$554,584	$111,346	$20,769	$20,991	$33,844

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Net Investment Income (Loss) to Average Net Assets	4.74%	5.43%	3.28%	2.52%	2.96%	3.18%
Portfolio Turnover Rate(b)	29%	59%	71%	83%	149%	80%

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes the impact of in-kind transactions.
(c)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(d)	Represents less the $0.005.
(e)	Ratios have been annualized and total return and portfolio turnover have not been annualized

The accompanying notes are an integral part of the financial statements.

Pacer Emerging Markets Cash Cows 100 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2023(c) (Unaudited)	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Period Ended April 30, 2020(a)(c)
Net Asset Value, Beginning of Period	$19.32	$22.14	$25.94	$19.11	$24.95

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(b)	0.75	1.12	1.36	0.72	1.05
Net Realized and Unrealized Gain (Loss) on Investments(e)	(1.32)	(2.70)	(4.03)	6.91	(4.81)
Total from Investment Operations	(0.57)	(1.58)	(2.67)	7.63	(3.76)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.86)	(1.30)	(1.14)	(0.85)	(2.08)
Total Distributions	(0.86)	(1.30)	(1.14)	(0.85)	(2.08)

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	0.01	0.06	0.01	0.05	0.00 (f)
Net Asset Value, End of Period	$17.90	$19.32	$22.14	$25.94	$19.11
Total Return	-3.10%	-6.43%	-10.67%	41.19%	-16.76%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$66,244	$55,051	$11,070	$3,891	$956

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.70%	0.70%	0.71%	0.70%	0.70%
Net Investment Income (Loss) to Average Net Assets	7.67%	5.93%	5.50%	3.12%	4.43%
Portfolio Turnover Rate(d)	39%	66%	97%	109%	144%

(a)	Commencement of operations on May 2, 2019. Information presented is from May 2, 2019 to April 30, 2020.
(b)	Calculated based on average shares outstanding during the period.
(c)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(d)	Excludes the impact of in-kind transactions.
(e)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(f)	Represents less the $0.005.

The accompanying notes are an integral part of the financial statements.

Pacer US Large Cap Cash Cows Growth Leaders ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2023 (Unaudited)(a)	For the Period Ended April 30, 2023(a)(b)
Net Asset Value, Beginning of Period	$20.07	$20.36

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (c)	0.05	0.03
Net Realized and Unrealized Gain (Loss) on Investments (d)	0.55	(0.30)
Total from Investment Operations	0.60	(0.27)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.05)	(0.02)
Total Distributions	(0.05)	(0.02)
Net Asset Value, End of Period	$20.62	$20.07
Total Return	2.97%	-1.30%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$36,093	$19,571

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.49%	0.49%
Net Investment Income (Loss) to Average Net Assets	0.43%	0.44%
Portfolio Turnover Rate (e)	76%	30%

(a)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(b)	Commencement of operations on December 21, 2022. Information presented is from December 21, 2022 to April 30, 2023.
(c)	Calculated based on average shares outstanding during the period.
(d)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(e)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of the financial statements.

Pacer US Small Cap Cash Cows Growth Leaders ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

For the Period Ended October 31, 2023 (Unaudited)(a)(b)
Net Asset Value, Beginning of Period	$20.18

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (c)	0.07
Net Realized and Unrealized Gain (Loss) on Investments (d)	(0.73)
Total from Investment Operations	(0.66)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.06)
Total Distributions	(0.06)

Net Asset Value, End of Period	$19.46
Total Return	-3.30%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$1,946

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.59%
Net Investment Income (Loss) to Average Net Assets	0.61%
Portfolio Turnover Rate (e)	4%

(a)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(b)	Commencement of operations on May 1, 2023. Information presented is from May 1, 2023 to October 31, 2023.
(c)	Calculated based on average shares outstanding during the period.
(d)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(e)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of the financial statements.

Pacer US Cash Cows Growth ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2023(c) (Unaudited)	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Period Ended April 30, 2020(a)(c)
Net Asset Value, Beginning of Period	$35.00	$35.44	$36.21	$22.89	$24.78

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.36	0.60	0.04	0.14	0.28
Net Realized and Unrealized Gain (Loss) on Investments (e)	(0.42)	(0.65)	(0.75)	13.37	(1.90)
Total from Investment Operations	(0.06)	(0.05)	(0.71)	13.51	(1.62)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.36)	(0.39)	(0.04)	(0.19)	(0.27)
Distributions from Return of Capital	—	—	(0.02)	—	—
Total Distributions	(0.36)	(0.39)	(0.06)	(0.19)	(0.27)
Net Asset Value, End of Period	$34.58	$35.00	$35.44	$36.21	$22.89
Total Return	-0.18%	-0.07%	-1.98%	59.29%	-6.52%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$34,580	$38,500	$8,859	$3,621	$1,144

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60%	0.60%	0.60%	0.60%	0.60%
Net Investment Income (Loss) to Average Net Assets	2.01%	1.69%	0.10%	0.43%	1.16%
Portfolio Turnover Rate (d)	26%	182%	76%	170%	166%

(a)	Commencement of operations on May 2, 2019. Information presented is from May 2, 2019 to April 30, 2020.
(b)	Calculated based on average shares outstanding during the period.
(c)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(d)	Excludes the impact of in-kind transactions.
(e)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer Cash Cows Fund of Funds ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2023(d) (Unaudited)	For the Year Ended April 30, 2023		For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Period Ended April 30, 2020(a)(c)
Net Asset Value, Beginning of Period	$33.53	$33.44		$33.44	$20.83	$25.31

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)(c)	0.64	0.76		0.79	0.55	0.53
Net Realized and Unrealized Gain (Loss) on Investments (g)	(0.32)	0.11		—	12.56	(4.46)
Total from Investment Operations	0.32	0.87		0.79	13.11	(3.93)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.64)	(0.78)		(0.79)	(0.50)	(0.55)
Distributions from Capital Gains	—	(0.00	)(h)	—	—	—
Distributions from Return of Capital	—	(0.00	)(h)	—	—	(0.00	)(h)
Total Distributions	(0.64)	(0.78)		(0.79)	(0.50)	(0.55)
Net Asset Value, End of Period	$33.21	$33.53		$33.44	$33.44	$20.83
Total Return	0.93%	2.81%		2.29%	63.73%	-15.71%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$71,405	$48,618		$8,361	$1,672	$1,041

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (e)	0.15%	0.15%		0.16%	0.15%	0.15%
Net Investment Income (Loss) to Average Net Assets (e)	3.71%	2.33%		2.27%	2.09%	2.27%
Portfolio Turnover Rate (f)	2%	8%		26%	9%	2%

(a)	Commencement of operations on May 3, 2019. Information presented is from May 3, 2019 to April 30, 2020.
(b)	Calculated based on average shares outstanding during the period.
(c)

Recognition of net investment income by the Fund is affected by the timing of the delcaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include the net investment income of the underlying companies in which the Fund invests.

(d)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Excludes the impact of in-kind transactions.
(g)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(h)	Less than $0.005.

The accompanying notes are an integral part of the financial statements.

Pacer WealthShield ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2023(e) (Unaudited)	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019
Net Asset Value, Beginning of Period	$27.16	$30.16	$32.10	$23.92	$25.02	$25.02

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (a)	0.22	0.64	0.26	0.14	0.33	0.38
Net Realized and Unrealized Gain (Loss) on Investments (c)	(1.28)	(3.07)	(1.94)	8.20	(1.10)	(0.01)
Total from Investment Operations	(1.06)	(2.43)	(1.68)	8.34	(0.77)	0.37

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.25)	(0.57)	(0.26)	(0.16)	(0.33)	(0.37)
Total Distributions	(0.25)	(0.57)	(0.26)	(0.16)	(0.33)	(0.37)

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	—	—	0.00 (d)	—	—	—
Net Asset Value, End of Period	$25.85	$27.16	$30.16	$32.10	$23.92	$25.02
Total Return	-3.92%	-8.09%	-5.30%	35.00%	-3.04%	1.43%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$25,854	$24,446	$33,172	$48,143	$51,428	$110,078

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60%	0.60%	0.61%	0.60%	0.60%	0.60%
Net Investment Income (Loss) to Average Net Assets	1.59%	2.19%	0.79%	0.53%	1.38%	1.52%
Portfolio Turnover Rate (b)	169%	669%	448%	227%	676%	542%

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes the impact of in-kind transactions.
(c)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(d)	Represents less the $0.005.
(e)	Ratios have been annualized and total return and portfolio turnover have not been annualized

The accompanying notes are an integral part of the financial statements.

Pacer Industrial Real Estate ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2023(c) (Unaudited)	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Period Ended April 30, 2019(a)(c)
Net Asset Value, Beginning of Period	$40.73	$47.82	$42.12	$30.09	$29.42	$24.83

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.57	0.90	0.78	0.63	0.77	0.65
Net Realized and Unrealized Gain (Loss) on Investments (e)	(7.78)	(6.99)	5.48	12.08	0.52	4.61
Total from Investment Operations	(7.21)	(6.09)	6.26	12.71	1.29	5.26

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(1.22)	(1.00)	(0.57)	(0.58)	(0.61)	(0.67)
Distributions from Capital Gains	—	—	—	—	(0.01)	—
Distributions from Return of Capital	—	—	—	(0.10)	—	—
Total Distributions	(1.22)	(1.00)	(0.57)	(0.68)	(0.62)	(0.67)

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	—	—	0.01	0.00 (f)	—	—
Net Asset Value, End of Period	$32.30	$40.73	$47.82	$42.12	$30.09	$29.42
Total Return	-18.00%	-12.56%	14.88%	42.70%	4.38%	21.62%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$171,200	$219,932	$384,990	$200,086	$48,147	$7,356

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60%	0.60%	0.61%	0.60%	0.60%	0.60%
Expenses to Average Net Assets (Waived) (see Note 3)	0.55%	0.58%	N/A	N/A	N/A	N/A
Net Investment Income (Loss) to Average Net Assets	3.04%	2.25%	1.60%	1.75%	2.40%	2.60%
Net Investment Income (Loss) to Average Net Assets (Waived) (see Note 3)	2.99%	2.23%	N/A	N/A	N/A	N/A
Portfolio Turnover Rate (d)	8%	92%	43%	13%	29%	36%

(a)	Commencement of operations on May 14, 2018. Information presented is from May 14, 2018 to April 30, 2019.
(b)	Calculated based on average shares outstanding during the period.
(c)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(d)	Excludes the impact of in-kind transactions.
(e)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(f)	Represents less the $0.005.

The accompanying notes are an integral part of the financial statements.

Pacer Data & Infrastructure Real Estate ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2023(c) (Unaudited)	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Period Ended April 30, 2019(a)(c)
Net Asset Value, Beginning of Year/Period	$29.68	$37.50	$38.48	$33.27	$28.36	$24.67

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.45	0.77	0.32	0.36	0.54	0.39
Net Realized and Unrealized Gain (Loss) on Investments (e)	(3.84)	(7.92)	(0.91)	5.39	4.92	3.93
Total from Investment Operations	(3.39)	(7.15)	(0.59)	5.75	5.46	4.32

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.84)	(0.61)	(0.33)	(0.37)	(0.49)	(0.44)
Distributions from Capital Gains	0	(0.06)	(0.06)	—	—	(0.01)
Distributions from Return of Capital	(0.08)	—	—	(0.17)	(0.06)	(0.18)
Total Distributions	(0.92)	(0.67)	(0.39)	(0.54)	(0.55)	(0.63)

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	—	0.00 (f)	—	—	—	—
Net Asset Value, End of Period	$25.37	$29.68	$37.50	$38.48	$33.27	$28.36
Total Return	-11.61%	-19.11%	-1.63%	17.46%	19.50%	17.89%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$455,346	$700,548	$1,299,321	$1,119,810	$552,214	$22,691

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60%	0.60%	0.62%	0.60%	0.60%	0.60%
Expenses to Average Net Assets After Advisory Fees (Waived) (see Note 3)	0.55%	0.58%	N/A	N/A	N/A	N/A
Net Investment Income (Loss) to Average Net Assets	3.25%	2.43%	0.81%	1.02%	1.70%	1.55%
Net Investment Income (Loss) to Average Net Assets After Advisory Fees (Waived) (see Note 3)	3.20%	2.41%	N/A	N/A	N/A	N/A
Portfolio Turnover Rate (d)	35%	51%	23%	30%	28%	27%

(a)	Commencement of operations on May 14, 2018. Information presented is from May 14, 2018 to April 30, 2019.
(b)	Calculated based on average shares outstanding during the period.
(c)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(d)	Excludes the impact of in-kind transactions.
(e)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(f)	Represents less the $0.005.

The accompanying notes are an integral part of the financial statements.

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2023(c) (Unaudited)	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Period Ended April 30, 2019(a)(c)
Net Asset Value, Beginning of Period	$36.60	$34.95	$37.16	$25.23	$28.16	$25.01

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.22	0.40	0.34	0.26	0.50	0.25
Net Realized and Unrealized Gain (Loss) on Investments (f)	(5.90)	1.65	(2.21)	11.95	(3.00)	3.11
Total from Investment Operations	(5.68)	2.05	(1.87)	12.21	(2.50)	3.36

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.21)	(0.40)	(0.34)	(0.28)	(0.43)	(0.21)
Total Distributions	(0.21)	(0.40)	(0.34)	(0.28)	(0.43)	(0.21)
Net Asset Value, End of Period	$30.71	$36.60	$34.95	$37.16	$25.23	$28.16
Total Return (e)	-15.57%	5.95%	-5.11%	48.66%	-8.80%	13.67%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$46,058	$78,680	$80,388	$66,883	$60,554	$7,040

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net Investment Income (Loss) to Average Net Assets	1.27%	1.16%	0.89%	0.89%	1.75%	1.23%
Portfolio Turnover Rate (d)	88%	227%	225%	217%	225%	262%

(a)	Commencement of operations on July 23, 2018. Information presented is from July 23, 2018 to April 30, 2019.
(b)	Calculated based on average shares outstanding during the period.
(c)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(d)	Excludes the impact of in-kind transactions.
(e)	Total Return was calculated using the traded NAV due to the rebalancing of the portfolio at April 30, 2022 and April 30, 2019.
(f)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer CSOP FTSE China A50 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2023(c) (Unaudited)	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Period Ended April 30, 2019(a)(c)
Net Asset Value, Beginning of Period	$16.06	$17.39	$22.74	$16.18	$16.85	$15.30

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.33	0.33	0.31	0.36	(0.07)	0.31
Net Realized and Unrealized Gain (Loss) on Investments (e)	(2.26)	(1.33)	(5.33)	6.54	0.15	1.48
Total from Investment Operations	(1.93)	(1.00)	(5.02)	6.90	0.08	1.79

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	—	(0.33)	(0.37)	(0.33)	(0.71)	(0.24)
Distributions from Return of Capital	—	—	(0.01)	(0.01)	(0.04)	—
Total Distributions	—	(0.33)	(0.38)	(0.34)	(0.75)	(0.24)

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 1)	—	0.00 (f)	0.05	0.00 (f)	—	—
Net Asset Value, End of Period	$14.13	$16.06	$17.39	$22.74	$16.18	$16.85
Total Return	-12.04%	-5.68%	-22.15%	42.73%	0.14%	12.05%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$4,322	$4,914	$6,188	$10,367	$8,992	$12,740

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.70%	0.70%	0.71%	0.70%	0.70%	0.70%
Net Investment Income (Loss) to Average Net Assets	4.39%	2.03%	1.49%	1.73%	-0.66%	1.97%
Portfolio Turnover Rate (d)	5%	13%	59%	32%	193%	45%

(a)	For the period October 1, 2019 to April 30, 2020.
(b)	Calculated based on average shares outstanding during the period.
(c)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(d)	Excludes the impact of in-kind transactions.
(e)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(f)	Represents less the $0.005.

The accompanying notes are an integral part of the financial statements.

Pacer BioThreat Strategy ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2023(c) (Unaudited)	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Period Ended April 30, 2021(a)(c)
Net Asset Value, Beginning of Period	$29.37	$28.51	$30.05	$24.51

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.17	0.30	0.22	0.16
Net Realized and Unrealized Gain (Loss) on Investments (e)	(0.89)	0.86	(1.52)	5.53
Total from Investment Operations	(0.72)	1.16	(1.30)	5.69

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.17)	(0.30)	(0.24)	(0.15)
Distributions from Return of Capital	—	—	—	(0.00	)(f)
Total Distributions	(0.17)	(0.30)	(0.24)	(0.15)
Net Asset Value, End of Period	$28.48	$29.37	$28.51	$30.05
Total Return	-2.48%	4.13%	-4.41%	23.23%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$3,560	$3,671	$5,702	$4,507

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.70%	0.70%	0.71%	0.70%
Net Investment Income (Loss) to Average Net Assets	1.11%	1.07%	0.69%	0.65%
Portfolio Turnover Rate (d)	10%	10%	17%	5%

(a)	Commencement of operations on June 24, 2020. Information presented is from June 24, 2020 to April 30, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(d)	Excludes the impact of in-kind transactions.
(e)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(f)	Less than $0.005.

The accompanying notes are an integral part of the financial statements.

Pacer Lunt Large Cap Alternator ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2023(c) (Unaudited)	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Period Ended April 30, 2021(a)(c)
Net Asset Value, Beginning of Period	$36.46	$43.15	$40.74	$23.58

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.18	0.44	0.48	0.41
Net Realized and Unrealized Gain (Loss) on Investments (e)	(4.92)	(6.67)	2.36	17.16
Total from Investment Operations	(4.74)	(6.23)	2.84	17.57

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.17)	(0.44)	(0.43)	(0.41)
Distributions from Return of Capital	—	(0.02)	—	—
Total Distributions	(0.17)	(0.46)	(0.43)	(0.41)
Net Asset Value, End of Period	$31.55	$36.46	$43.15	$40.74
Total Return	-13.05%	-14.49%	6.97%	74.99%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$465,402	$776,680	$554,454	$130,353

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60%	0.60%	0.60%	0.60%
Net Investment Income (Loss) to Average Net Assets	0.99%	1.11%	1.09%	1.59%
Portfolio Turnover Rate (d)	262%	384%	722%	193%

(a)	Commencement of operations on June 24, 2020. Information presented is from June 24, 2020 to April 30, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(d)	Excludes the impact of in-kind transactions.
(e)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer Lunt Midcap Multi-Factor Alternator ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2023(c) (Unaudited)	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Period Ended April 30, 2021(a)(c)
Net Asset Value, Beginning of Period	$33.19	$32.19	$37.07	$23.84

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.11	0.37	0.20	0.07
Net Realized and Unrealized Gain (Loss) on Investments (e)	(0.51)	1.01	(4.87)	13.26
Total from Investment Operations	(0.40)	1.38	(4.67)	13.33

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.09)	(0.36)	(0.19)	(0.07)
Distributions from Return of Capital	—	(0.02)	(0.02)	(0.03)
Total Distributions	(0.09)	(0.38)	(0.21)	(0.10)
Net Asset Value, End of Period	$32.70	$33.19	$32.19	$37.07
Total Return	-1.21%	4.43%	-12.66%	56.04%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$35,972	$34,852	$35,406	$35,219

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60%	0.60%	0.61%	0.60%
Net Investment Income (Loss) to Average Net Assets	0.61%	1.14%	0.55%	0.27%
Portfolio Turnover Rate (d)	200%	569%	529%	322%

(a)	Commencement of operations on June 24, 2020. Information presented is from June 24, 2020 to April 30, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(d)	Excludes the impact of in-kind transactions.
(e)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer Lunt Large Cap Multi-Factor Alternator ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2023(c) (Unaudited)	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Period Ended April 30, 2021(a)(c)
Net Asset Value, Beginning of Period	$34.95	$36.34	$37.61	$24.42

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.12	0.54	0.39	0.32
Net Realized and Unrealized Gain (Loss) on Investments (e)	0.75	(1.38)	(1.33)	13.14
Total from Investment Operations	0.87	(0.84)	(0.94)	13.46

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.09)	(0.55)	(0.33)	(0.27)
Total Distributions	(0.09)	(0.55)	(0.33)	(0.27)
Net Asset Value, End of Period	$35.73	$34.95	$36.34	$37.61
Total Return	2.47%	-2.26%	-2.58%	55.41%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$242,939	$206,191	$267,095	$43,253

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60%	0.60%	0.60%	0.60%
Net Investment Income (Loss) to Average Net Assets	0.62%	1.54%	0.98%	1.19%
Portfolio Turnover Rate (d)	159%	629%	434%	304%

(a)	Commencement of operations on June 24, 2020. Information presented is from June 24, 2020 to April 30, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(d)	Excludes the impact of in-kind transactions.
(e)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer US Export Leaders ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2023(c) (Unaudited)	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Period Ended April 30, 2019(a)(c)
Net Asset Value, Beginning of Period	$39.95	$38.27	$40.41	$25.15	$25.97	$24.98

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.11	0.25	0.12	0.14	0.16	0.09
Net Realized and Unrealized Gain (Loss) on Investments (e)	(1.25)	1.67	(2.13)	15.27	(0.82)	0.98
Total from Investment Operations	(1.14)	1.92	(2.01)	15.41	(0.66)	1.07

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.11)	(0.24)	(0.12)	(0.15)	(0.16)	(0.08)
Distribution from Return of Capital	—	—	(0.01)	—	—	—
Total Distributions	(0.11)	(0.24)	(0.13)	(0.15)	(0.16)	(0.08)
Net Asset Value, End of Period	$38.70	$39.95	$38.27	$40.41	$25.15	$25.97
Total Return	-2.86%	5.06%	-5.00%	61.47%	-2.53%	4.33%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$34,831	$19,976	$3,827	$2,021	$1,257	$1,298

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60%	0.60%	0.61%	0.60%	0.60%	0.60%
Net Investment Income (Loss) to Average Net Assets	0.50%	0.64%	0.29%	0.43%	0.61%	0.50%
Portfolio Turnover Rate (d)	40%	74%	79%	111%	79%	55%

(a)	Commencement of operations on July 23, 2018. Information presented is from July 23, 2018 to April 30, 2019.
(b)	Calculated based on average shares outstanding during the period.
(c)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(d)	Excludes the impact of in-kind transactions.
(e)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer Pacific Asset Floating Rate High Income ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2023(c) (Unaudited)	For the Year Ended April 30, 2023	For the Period Ended April 30, 2022 (a)(c)	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended June 30, 2019
Net Asset Value, Beginning of Period	$45.71	$47.76	$48.90	$46.52	$48.73	$48.87

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	2.11	3.34	1.47	1.47	1.90	2.10
Net Realized and Unrealized Gain (Loss) on Investments (e)	0.28	(2.10)	(1.29)	2.47	(2.20)	(0.15)
Total from Investment Operations	2.39	1.24	0.18	3.94	(0.30)	1.95

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(1.97)	(3.29)	(1.32)	(1.56)	(1.91)	(2.09)
Total Distributions	(1.97)	(3.29)	(1.32)	(1.56)	(1.91)	(2.09)
Net Asset Value, End of Period	$46.13	$45.71	$47.76	$48.90	$46.52	$48.73
Total Return	5.31%	2.91%	0.34%	8.63%	-0.70%	4.09%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$160,062	$100,095	$81,663	$31,788	$27,911	$29,240

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60%	0.60%	0.62%	0.68%	1.06%	1.63%
Expenses to Average Net Assets After Advisory Fees (Waived) and Other Fees (Reimbursed)/Recouped	N/A	N/A	N/A	0.86%	1.10%	1.10%
Net Investment Income (Loss) to Average Net Assets	9.06%	7.36%	3.63%	3.04%	3.98%	4.31%
Portfolio Turnover Rate (d)	23%	79%	37%	35%	48%	70%

(a)	For the period ended July 1, 2021 to April 30, 2022.
(b)	Calculated based on average shares outstanding during the period.
(c)	Ratios have been annualized and total return and portfolio turnover have not been annualized.
(d)	Excludes the impact of in-kind transactions.
(e)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Pacer Industrials and Logistics ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2023(e) (Unaudited)	For the Period Ended April 30, 2023(a)(e)
Net Asset Value, Beginning of Period	$25.24	$24.87

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.44	0.43
Net Realized and Unrealized Gain (Loss) on Investments (c)	(1.80)	0.24
Total from Investment Operations	(1.36)	0.67

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.55)	(0.30)
Total Distributions	(0.55)	(0.30)
Net Asset Value, End of Period	$23.33	$25.24
Total Return	-5.57%	2.90%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$933	$1,010

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60%	0.60%
Net Investment Income (Loss) to Average Net Assets	3.39%	2.01%
Portfolio Turnover Rate (d)	14%	10%

(a)	Commencement of operations on June 8, 2022. Information presented is from June 8, 2022 to April 30, 2023.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Ratios have been annualized and total return and portfolio turnover have not been annualized.

The accompanying notes are an integral part of the financial statements.

Pacer Data and Digital Revolution ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended October 31, 2023(e) (Unaudited)	For the Period Ended April 30, 2023(a)(e)
Net Asset Value, Beginning of Period	$25.36	$25.31

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.05	0.15
Net Realized and Unrealized Gain (Loss) on Investments (c)	4.45	0.04
Total from Investment Operations	4.50	0.19

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.03)	(0.14)
Total Distributions	(0.03)	(0.14)
Net Asset Value, End of Period	$29.83	$25.36
Total Return	17.74%	0.84%

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$4,773	$1,014

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60%	0.60%
Net Investment Income (Loss) to Average Net Assets	0.33%	0.73%
Portfolio Turnover Rate (d)	12%	9%

(a)	Commencement of operations on June 8, 2022. Information presented is from June 8, 2022 to April 30, 2023.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Ratios have been annualized and total return and portfolio turnover have not been annualized.

The accompanying notes are an integral part of the financial statements.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Unaudited)

NOTE 1 – ORGANIZATION

Pacer Funds Trust (the “Trust”), a Delaware statutory trust organized on August 12, 2014. USAI, BULD, ODDS, PSFF, PSCX, PSMD, PSFD, PSCW, PSMR, PSFM, PSCJ, PSMJ, PSFJ, PSCQ, PSMO, PSFO, TRPL and QDPL fiscal year end is October 31st and as such are not included in these financial statements. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Trust currently consists of multiple operational series, of which are covered in this report, individually the (“Fund”) or collectively the (“Funds”).

Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”), Nasdaq Stock Market LLC (“Nasdaq”), or the NYSE Arca, Inc. (“NYSE”). Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 50,000 shares except PTBD which generally consist of 100,000 shares, COWG and CAFG which generally consist of 25,000 shares, and FLRT, SHPP and TRFK which generally consist of 20,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Pacer Financial, Inc. (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of Shares, which have no front-end sales loads, no deferred sales charges, and no redemption fees. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. Below are the charges for the standard fixed creation fee, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction for the Funds, except AFTY which may charge up to a maximum of 8% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by each Fund are displayed in the Capital Share Transaction section of the Statement of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges with respect to such Fund.

Fund Name	Ticker	Commencement of Operations	Exchange	Transaction Fees
Pacer Trendpilot® US Large Cap ETF	PTLC	June 11, 2015	Cboe	$500	*
Pacer Trendpilot® US Mid Cap ETF	PTMC	June 11, 2015	Cboe	300	*
Pacer Trendpilot® 100 ETF	PTNQ	June 11, 2015	Nasdaq	300	*
Pacer Trendpilot® European Index ETF	PTEU	December 14, 2015	Cboe	2,000	*
Pacer Trendpilot® International ETF	PTIN	May 2, 2019	NYSE	8,000	*
Pacer Trendpilot® US Bond ETF	PTBD	October 22, 2019	NYSE	500	*
Pacer Trendpilot® Fund of Funds ETF	TRND	May 3, 2019	NYSE	300
Pacer US Cash Cows 100 ETF	COWZ	December 16, 2016	Cboe	300
Pacer US Small Cap Cash Cows 100 ETF	CALF	June 16, 2017	Cboe	300
Pacer Global Cash Cows Dividend ETF	GCOW	February 22, 2016	Cboe	1,500
Pacer Developed Markets International Cash Cows 100 ETF	ICOW	June 16, 2017	Cboe	1,500
Pacer Emerging Markets Cash Cows 100 ETF	ECOW	May 2, 2019	Nasdaq	1,750
Pacer US Large Cap Cash Cows Growth Leaders ETF	COWG	December 21, 2022	Nasdaq	300
Pacer US Small Cap Cash Cows Growth Leaders ETF	CAFG	May 1, 2023	Nasdaq	300
Pacer US Cash Cows Growth ETF	BUL	May 2, 2019	NYSE	300
Pacer Cash Cows Fund of Funds ETF	HERD	May 3, 2019	Nasdaq	300
Pacer WealthShield ETF	PWS	December 11, 2017	Cboe	500
Pacer Industrial Real Estate ETF	INDS	May 14, 2018	NYSE	300
Pacer Data & Infrastructure Real Estate ETF	SRVR	May 15, 2018	NYSE	300
Pacer CFRA-Stovall Equal Weight Seasonal Rotation Index ETF	SZNE	July 23, 2018	NYSE	500

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Unaudited) (Continued)

Fund Name	Ticker	Commencement of Operations	Exchange	Transaction Fees
Pacer CSOP FTSE China A50 ETF	AFTY	March 10, 2015	NYSE	$300
Pacer BioThreat Strategy ETF	VIRS	June 24, 2020	Cboe	300
Pacer Lunt Large Cap Alternator ETF	ALTL	June 24, 2020	NYSE	300
Pacer Lunt Midcap Multi-Factor Alternator ETF	PAMC	June 24, 2020	NYSE	300
Pacer Lunt Large Cap Multi-Factor Alternator ETF	PALC	June 24, 2020	NYSE	300
Pacer US Export Leaders ETF	PEXL	July 23, 2018	NYSE	300
Pacer Pacific Asset Floating Rate High Income ETF	FLRT	February 18, 2015	NYSE	300
Pacer Data and Digital Revolution ETF	TRFK	June 8, 2022	NYSE	750
Pacer Industrials and Logistics ETF	SHPP	June 8, 2022	NYSE	2,000

*

For the PTLC, PTMC, PTNQ, PTEU, and PTIN, the standard fixed creation transaction fee is $300 when the Deposit Securities include only U.S. Treasury bills. For PTBD, the standard fixed creation transaction fee is $300 when the Deposit Securities include only U.S. Treasury bills.

The investment objectives of the Funds are to seek to track the total return performance, before fees and expenses, of the following indexes, respectively.

Ticker	Index	Diversification
PTLC	Pacer Trendpilot® US Large Cap Index	Diversified
PTMC	Pacer Trendpilot® US Mid-Cap Index	Diversified
PTNQ	Pacer NASDAQ-100 Trendpilot® Index	Non-Diversified
PTEU	Pacer Trendpilot® European Index	Diversified
PTIN	Pacer Trendpilot® International Index	Diversified
PTBD	Pacer Trendpilot® US Bond Index	Diversified
TRND	Pacer Trendpilot Fund of Funds Index	Diversified
COWZ	Pacer US Cash Cows 100 Index	Diversified
CALF	Pacer US Small Cap Cash Cows Index	Diversified
GCOW	Pacer Global Cash Cows High Dividends 100 Index	Diversified
ICOW	Pacer Developed Markets International Cash Cows 100 Index	Diversified
ECOW	Pacer Emerging Markets Cash Cows 100 Index	Diversified
COWG	Pacer US Large Cap Cash Cows Growth Leaders Index	Non-Diversified
CAFG	Pacer US Small Cap Cash Cows Growth Leaders Index	Non-Diversified
BUL	Pacer US Cash Cows Growth Index	Non-Diversified
HERD	Pacer Cash Cows Fund of Funds Index	Diversified
PWS	Pacer WealthShield Index	Diversified
INDS	Solactive GPR Industrial Real Estate Index	Non-Diversified
SRVR	Solactive GPR Data & Infrastructure Real Estate Index	Non-Diversified
SZNE	Pacer CFRA-Stovall Equal Weight Seasonal Rotation Index	Diversified
AFTY	FTSE China A50 Net Total Return Index	Diversified
VIRS	LifeSci BioThreat Strategy Index	Non-Diversified
ALTL	Lunt Capital U.S. Large Cap Equity Rotation Index	Non-Diversified
PAMC	Lunt Capital U.S. MidCap Multi-Factor Rotation Index	Non-Diversified
PALC	Lunt Capital U.S. Large Cap Multi-Factor Rotation Index	Non-Diversified
PEXL	US Export Leaders Index	Diversified
FLRT	Pacer Pacific Asset Floating Rate High Income Index	Non-Diversified
SHPP	Pacer Global Supply Chain Infrastructure Index	Non-Diversified
TRFK	Pacer Data Transmission and Communication Revolution Index	Non-Diversified

The investment objective of FLRT is to seek to provide a high level of current income. FLRT is a non-diversified Fund.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Unaudited) (Continued)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Cash and cash equivalents - Cash and cash equivalents are held with a financial institution. Cash and cash equivalents of the Funds may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

The Trust’s Valuation Procedures provide for the designation of the Adviser as “Valuation Designee”. If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds’ Board of Trustees (the “Board”).As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Unaudited) (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2023:

PTLC

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$2,118,363,866	$—	$—	$—	$2,118,363,866
Real Estate Investment Trusts	47,471,932	—	—	—	47,471,932
Investments Purchased with Proceeds from Securities Lending	—	—	—	66,879,873	66,879,873
Total Investments in Securities	$2,165,835,798	$—	$—	$66,879,873	$2,232,715,671

^	See Schedule of Investments for sector breakouts.

PTMC

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Short-Term Investments	$—	$357,884,919	$—	$—	$357,884,919
Investments Purchased with Proceeds from Securities Lending	—	—	—	95,859,111	95,859,111
Total Investments in Securities	$—	$357,884,919	$—	$95,859,111	$453,744,030

^	See Schedule of Investments for sector breakouts.

PTNQ

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$473,138,303	$—	$—	$—	$473,138,303
Short-Term Investments	—	458,043,928	—	—	458,043,928
Investments Purchased with Proceeds from Securities Lending	—	—	—	293,288,927	293,288,927
Total Investments in Securities	$473,138,303	$458,043,928	$—	$293,288,927	$1,224,471,158

^	See Schedule of Investments for sector breakouts.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Unaudited) (Continued)

PTEU

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$—	$—	$125,630	$—	$125,630
Short-Term Investments		39,081,330	—	—	39,081,330
Investments Purchased with Proceeds from Securities Lending	—	—	—	7,820,667	7,820,667
Total Investments in Securities	$—	$39,081,330	$125,630	$7,820,667	$47,027,627

^	See Schedule of Investments for country breakouts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

PTEU(a)	Balance as of 4/30/2023	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 10/31/2023
Common Stocks	$190,014	$(626)	$(53,127)	$5,191	$(15,822)	$—	$—	$125,630

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

PTEU	Fair Value as of 10/31/2023	Valuation Techniques	Unobservable Input	Impact to Valuation From an Increase to Input
Common Stocks	$6,395	Last Trade Price	Stale Data	4.8 EUR
Common Stocks	$119,235	Last Trade Price	Stale Data	85.89 EUR

(a)	Table presents information for two securities: FF Group, which has been valued between 4.8 EUR and Koninklijke DSM NV, which has been valued between 76.13 - 118.75 EUR throughout the period.

PTIN

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$61,626,898	$—	$185,577	$—	$61,812,475
Exchange Traded Funds	2,862,016	—	—	—	2,862,016
Preferred Stocks	229,530	—	—	—	229,530
Real Estate Investment Trusts	263,660	—	—	—	263,660
Short-Term Investments	—	63,197,952	—	—	63,197,952
Investments Purchased with Proceeds from Securities Lending	—	—	—	11,120,976	11,120,976
Total Investments in Securities	$64,982,104	$63,197,952	$185,577	$11,120,976	$139,486,609

^	See Schedule of Investments for country breakouts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

PTIN(a)	Balance as of 4/30/2023	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 10/31/2023
Common Stocks	$308,881	$(427)	$(87,818)	$26,129	$(61,188)	$—	$—	$185,577

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Unaudited) (Continued)

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

PTIN	Fair Value as of 10/31/2023	Valuation Techniques	Unobservable Input	Impact to Valuation From an Increase to Input
Common Stocks	$60,344	US Line	Delisting	23.35 AUD
Common Stocks	$—	US Line	Delisting	0.00 CAD
Common Stocks	$125,233	US Line	Delisting	85.89 EUR

(a)

Table presents information for two securities: Newcrest Mining, which has been valued between 23.35 - 29.80 AUD, Koninklijke DSM NV, which is valued between 76.13 - 118.75 EUR and Constellation Soft which has been valued between 0.00 CAD throughout the period.

PTBD

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Corporate Bonds	$—	$173,313,771	$—	$—	$173,313,771
Investments Purchased with Proceeds from Securities Lending	—	—	—	31,815,494	31,815,494
Total Investments in Securities	$—	$173,313,771	$—	$31,815,494	$205,129,265

^	See Schedule of Investments for sector breakouts.

TRND

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Affiliated Exchange Traded Funds	$48,215,035	$—	$—	$—	$48,215,035
Total Investments in Securities	$48,215,035	$—	$—	$—	$48,215,035

COWZ

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$15,325,036,690	$—	$—	$—	$15,325,036,690
Investments Purchased with Proceeds from Securities Lending	—	—	—	1,063,284,166	1,063,284,166
Total Investments in Securities	$15,325,036,690	$—	$—	$1,063,284,166	$16,388,320,856

^	See Schedule of Investments for sector breakouts.

CALF

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$3,947,194,559	$—	$—	$—	$3,947,194,559
Investments Purchased with Proceeds from Securities Lending	—	—	—	571,109,665	571,109,665
Total Investments in Securities	$3,947,194,559	$—	$—	$571,109,665	$4,518,304,224

^	See Schedule of Investments for sector breakouts.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Unaudited) (Continued)

GCOW

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$1,622,886,998	$—	$—	$—	$1,622,886,998
Investments Purchased with Proceeds from Securities Lending	—	—	—	182,612,601	182,612,601
Total Investments in Securities	$1,622,886,998	$—	$—	$182,612,601	$1,805,499,599

^	See Schedule of Investments for country breakouts.

ICOW

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$850,651,001	$—	$—	$—	$850,651,001
Investments Purchased with Proceeds from Securities Lending	—	—	—	95,366,448	95,366,448
Total Investments in Securities	$850,651,001	$—	$—	$95,366,448	$946,017,449

^	See Schedule of Investments for country breakouts.

ECOW

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$62,088,927	$—	$0	$—	$62,088,927
Preferred Stocks	3,661,598	—	—	—	3,661,598
Investments Purchased with Proceeds from Securities Lending	—	—	—	3,606,922	3,606,922
Total Investments in Securities	$65,750,525	$—	$—	$3,606,922	$69,357,447

^	See Schedule of Investments for country breakouts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

ECOW	Balance as of 4/30/2023	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Out of Level 3	Transfers Into Level 3	Balance as of 10/31/2023
Common Stocks	$0	$—	$—	$—	$—	$—	$—	0

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

ECOW	Fair Value as of 10/31/2023	Valuation Techniques	Unobservable Input	Impact to Valuation From an Increase to Input
Common Stocks	$0	Market comparable companies	Discount for lack of marketability	$0.00

*	Table presents information for ten securities, which due to the Russian foreign exchange restrictions are not actively trading.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Unaudited) (Continued)

COWG

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$36,085,808	$—	$—	$—	$36,085,808
Total Investments in Securities	$36,085,808	$—	$—	$—	$36,085,808

^	See Schedule of Investments for sector breakouts.

CAFG

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$1,944,378	$—	$—	$—	$1,944,378
Total Investments in Securities	$1,944,378	$—	$—	$—	$1,944,378

^	See Schedule of Investments for sector breakouts.

BUL

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$34,512,267	$—	$—	$—	$34,512,267
Investments Purchased with Proceeds from Securities Lending	—	—	—	5,103,029	5,103,029
Total Investments in Securities	$34,512,267	$—	$—	$5,103,029	$39,615,296

^	See Schedule of Investments for sector breakouts.

HERD

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Affiliated Exchange Traded Funds	$71,381,125	$—	$—	$—	$71,381,125
Total Investments in Securities	$71,381,125	$—	$—	$—	$71,381,125

PWS

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Contingent Value Rights	$—	$—	$2,509	$—	$2,509
Investment Purchased with Proceeds from Securities Lending	—	—	—	2,960,492	2,960,492
Short-Term Investments	—	25,458,050	—	—	25,458,050
Total Investments in Securities	$—	$25,458,050	$2,509	$2,960,492	$28,421,051

^	See Schedule of Investments for sector breakouts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

PWS(a)	Balance as of 4/30/2023	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Out of Level 3	Transfers Into Level 3	Balance as of 10/31/2023
Contingent Value Rights	$ 2,509	$ —	$ —	$ —	$ —	$ —	$ —	$ 2,509

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Unaudited) (Continued)

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

PWS	Fair Value as of 10/31/2023	Valuation Techniques	Unobservable Input	Impact to Valuation From an Increase to Input
Contingent Value Rights	$—	Acquisition Price	Stale Data	$0.00
Contingent Value Rights	$2,509	Acquisition Price	Stale Data	$0.40

(a)	Table presents information for two securities, Abiomed has been valued at $0.00 and Achillion Pharmaceuticals has been valued between $0.40 throughout the period.

INDS

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Real Estate Investment Trusts	$162,867,892	$—	$—	$—	$162,867,892
Short-Term Investments	7,990,209	—	—	—	7,990,209
Investments Purchased with Proceeds from Securities Lending	—	—	—	11,257,062	11,257,062
Total Investments in Securities	$170,858,101	$—	$—	$11,257,062	$182,115,163

^	See Schedule of Investments for sector breakouts.

SRVR

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$124,662,303	$—	$—	$—	$124,662,303
Real Estate Investment Trusts	295,704,945	—	—	—	295,704,945
Exchange Traded Funds	35,087,512	—	—	—	35,087,512
Investments Purchased with Proceeds from Securities Lending	—	—	—	29,839,194	29,839,194
Total Investments in Securities	$455,454,760	$—	$—	$29,839,194	$485,293,954

^	See Schedule of Investments for sector breakouts.

SZNE

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$45,751,867	$—	$—	$—	$45,751,867
Investments Purchased with Proceeds from Securities Lending	—	—	—	6,442,830	6,442,830
Total Investments in Securities	$45,751,867	$—	$—	$6,442,830	$52,194,697

^	See Schedule of Investments for sector breakouts.

AFTY

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$4,294,996	$—	$—	$—	$4,294,996
Total Investments in Securities	$4,294,996	$—	$—	$—	$4,294,996

^	See Schedule of Investments for sector breakouts.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Unaudited) (Continued)

VIRS

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$3,553,529	$—	$—	$—	$3,553,529
Investments Purchased with Proceeds from Securities Lending	—	—	—	840,768	840,768
Total Investments in Securities	$3,553,529	$—	$—	$840,768	$4,394,297

^	See Schedule of Investments for sector breakouts.

ALTL

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$465,341,725	$—	$—	$—	$465,341,725
Investments Purchased with Proceeds from Securities Lending	—	—	—	54,376,421	54,376,421
Total Investments in Securities	$465,341,725	$—	$—	$54,376,421	$519,718,146

^	See Schedule of Investments for sector breakouts.

PAMC

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$35,937,300	$—	$—	$—	$35,937,300
Investments Purchased with Proceeds from Securities Lending	—	—	—	9,934,227	9,934,227
Total Investments in Securities	$35,937,300	$—	$—	$9,934,227	$45,871,527

^	See Schedule of Investments for sector breakouts.

PALC

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$241,813,474	$—	$—	$—	$241,813,474
Real Estate Investment Trusts	881,638	—	—	—	881,638
Investments Purchased with Proceeds from Securities Lending	—	—	—	15,776,548	15,776,548
Total Investments in Securities	$242,695,112	$—	$—	$15,776,548	$258,471,660

^	See Schedule of Investments for sector breakouts.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Unaudited) (Continued)

PEXL

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$34,436,425	$—	$—	$—	$34,436,425
Real Estate Investment Trusts	362,631	—	—	—	362,631
Investments Purchased with Proceeds from Securities Lending	—	—	—	6,216,008	6,216,008
Total Investments in Securities	$34,799,056	$—	$—	$6,216,008	$41,015,064

^	See Schedule of Investments for sector breakouts.

FLRT

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Asset-Backed Securities	$—	$61,096,652	$—	$—	$61,096,652
Bank Loans	—	72,869,862	—	—	72,869,862
Closed-End Funds	17,831	—	—	—	17,831
Corporate Bonds	–	14,943,044	—	—	14,943,044
Exchange Traded Funds	1,166,191	—	—	—	1,166,191
Short-Term Investments	—	—	—	—	—
Total Investments in Securities	$1,184,022	$148,909,558	$—	$—	$150,093,580

^	See Schedule of Investments for sector breakouts.

SHPP

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$908,640	$—	$—	$—	$908,640
Exchange Traded Funds	22,085	—	—	—	22,085
Total Investments in Securities	$930,725	$—	$—	$—	$930,725

^	See Schedule of Investments for sector breakouts.

TRFK

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$4,772,573	$—	$—	$—	$4,772,573
Total Investments in Securities	$4,772,573	$—	$—	$—	$4,772,573

^ See Schedule of Investments for sector breakouts.

B.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the differences between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Unaudited) (Continued)

C.

Federal Income Taxes. The Funds have complied and intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the fiscal period/year ended April 30, 2023, the Funds did not have any tax positions that did not meet the “more-likely- than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal period/year ended April 30, 2023, the Funds did not have liabilities for any unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. Management has analyzed each of the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2020-2022) or expected to be taken in each of the Fund’s 2023 tax returns. During the year/period ended April 30, 2023, the Funds did not incur any interest or penalties.

D.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are computed on the basis of highest amortized cost. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from a Fund’s investments in Real Estate Investment Trusts (“REIT”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

E.

Distributions to Shareholders. Distributions to shareholders from net investment income for PTLC, PTMC, PTNQ, PTEU, PTIN, TRND, and AFTY, are declared and paid on an annual basis. COWZ, CALF, GCOW, ICOW, ECOW, COWG, CAFG, BUL, HERD, PWS, INDS, SRVR, SZNE, VIRS, ALTL, PAMC, PALC, PEXL, , TRFK, and SHPP, are declared and paid on a quarterly basis. PTBD and FLRT are declared and paid on a monthly basis. The net realized gains on securities normally are declared and paid on an annual basis for all Funds. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. Each Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

H.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred.

I.

Reclassification of Capital Accounts. Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal period/year ended April 30, 2023, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
PTLC	$457,290	$(457,290)
PTMC	(251,416)	251,416
PTNQ	(996,503)	996,503
PTEU	(315,845)	315,845
PTIN	(251,416)	251,416

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Unaudited) (Continued)

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
PTBD	$22,532,557	$(22,532,557)
TRND	(1,544,971)	1,544,971
COWZ	(247,364,944)	247,364,944
CALF	(35,741,369)	35,741,369
GCOW	(18,042,406)	18,042,406
ICOW	—	—
ECOW	—	—
COWG	—	—
BUL	(661,477)	661,477
HERD	(192,575)	192,575
PWS	224,118	(224,118)
INDS	(8,469,724)	8,469,724
SRVR	(1,990,966)	1,990,966
SZNE	(1,027,833)	1,027,833
AFTY	—	—
VIRS	126,589	(126,589)
ALTL	10,730,507	(10,730,507)
PAMC	(2,887,568)	2,887,568
PALC	1,050,302	(1,050,302)
PEXL	391	(391)
FLRT	—	—
TRFK	—	—
SHPP	—	—

CAFG commenced operations after April 30, 2023.

During the fiscal year/period ended April 30, 2023, the Funds’ realized the following net capital gains/(losses) resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid- in-capital.

PTLC	$(396,818)
PTMC	98,201
PTNQ	1,081,720
PTEU	315,512
PTIN	247,366
PTBD	(9,870,068)
TRND	1,546,236
COWZ	269,157,456
CALF	39,143,650
GCOW	18,196,113
ICOW	—
ECOW	—
COWG	—
BUL	2,339,659
HERD	400,779
PWS	(213,903)
INDS	12,500,323
SRVR	22,462,572

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Unaudited) (Continued)

SZNE	$1,070,927
AFTY	—
VIRS	(99,844)
ALTL	(10,349,331)
PAMC	3,089,659
PALC	(331,515)
PEXL	—
FLRT	—
TRFK	—
SHPP	—

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Pacer Advisors, Inc. (“the Adviser”) serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Funds, in exchange for a single unitary management fee. For services provided to the Funds, the Funds pay the Adviser at the following annual rates based on each Fund’s average daily net assets:

Annual Rate of Average Daily Net Assets
PTLC	0.60%
PTMC	0.60%
PTNQ	0.65%
PTEU	0.65%
PTIN	0.65%
PTBD	0.60%
TRND	0.15%
COWZ	0.49%
CALF	0.59%
GCOW	0.60%
ICOW	0.65%
ECOW	0.70%
COWG	0.49%
CAFG	0.59%
BUL	0.60%
HERD	0.15%
PWS	0.60%
INDS	0.60%
SRVR	0.60%
SZNE	0.60%
AFTY	0.70%
VIRS	0.70%
ALTL	0.60%
PAMC	0.60%
PALC	0.60%
PEXL	0.60%
FLRT	0.60%
SHPP	0.60%
TRFK	0.60%

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Unaudited) (Continued)

The Adviser has overall responsibility for overseeing the investment of the Funds’ assets, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust. Vident Investment Advisory, LLC (“Vident”) serves as the sub-adviser to PTBD, CSOP serves as the sub-adviser to AFTY, and Aristotle Pacific Capital, LLC (“Aristotle Pacific”) serves as the sub-adviser to FLRT. Each sub-adviser has responsibility for selecting and continuously monitoring their respective Fund(s) investments. Sub-Advisory fees earned by Vident, CSOP, and Aristotle Pacific are paid by the Adviser.

Effective November 1, 2022, pursuant to a contractual agreement between the Trust on behalf of each INDS and SRVR, the Adviser shall waive a portion of its advisory fee under the Advisory Agreement with respect to each Fund which limits each Fund’s total operating expenses (exclusive of any Rule 12b-1 fees, taxes, interest, brokerage fees, acquired fund fees and expenses, expenses incurred in connection with any merger, reorganization, or proxy solicitation, litigation, and other extraordinary expenses) to not more than 0.55% of the average daily net assets of each Fund. For the year ended April 30, 2023, the Adviser’s management fee was reduced by $54,148 and $206,699 in INDS and SRVR, respectively. This contractual agreement expires on October 31, 2024. The Adviser is not entitled to recoup any fees that have been previously waived.

Pursuant to a Sub-Advisory Agreement between the Adviser and CSOP (the “Sub-Advisory Agreement”), CSOP is responsible for the day-to-day management of the Fund, including the trading of portfolio securities for the Fund. CSOP is responsible for selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing or reconstitutions of the Index, subject to the supervision of the Adviser and the Board. For the services it provides to AFTY, CSOP is compensated by the Adviser from the management fees paid by AFTY to the Adviser.

Pursuant to a Sub-Advisory Agreement between the Adviser and Vident (the “Sub-Advisory Agreement”), Vident is responsible for the day-to-day management of the Fund, including the trading of portfolio securities for the Fund. Vident is responsible for selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing or reconstitutions of the Index, subject to the supervision of the Adviser and the Board. For the services it provides to PTBD, Vident is compensated by the Adviser from the management fees paid by PTBD to the Adviser.

Effective April 12, 2023 and pursuant to a Sub-Advisory Agreement between the Adviser and the Aristotle Pacific (the “Sub-Advisory Agreement”), Aristotle Pacific is responsible for the day-to-day management of FLRT, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board. For the services it provides to FLRT, Aristotle Pacific is compensated by the Adviser from the management fees paid by FLRT to the Adviser. Prior to April 12, 2023, pursuant to a Sub-Advisory Agreement between the Adviser and the Pacific Asset (the “Sub-Advisory Agreement”), Pacific Asset was responsible for trading portfolio securities on behalf of FLRT, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board. For the services they provided to FLRT, Pacific Asset was compensated by the Adviser from the management fees paid by FLRT to the Adviser.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser. The Funds did not pay any fees or commissions to the Distributor during the fiscal year/period ended October 31, 2023.

Certain officers and a Trustee of the Trust are affiliated with the Adviser and Distributor.

NOTE 4 – SERVICE AND CUSTODY AGREEMENTS

The Funds have entered into Service Agreements with U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”) doing business as U.S. Global Fund Services and a Custody Agreement with U.S. Bank, N.A. (the “Custodian”), an affiliate of Fund Services. Under these agreements, Fund Services and the Custodian provide certain transfer agency, administrative, accounting and custody services. The Custodian acts as securities lending agent (the “Securities Lending Agent”) for the Funds.

NOTE 5 – SECURITIES LENDING

The Funds may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Unaudited) (Continued)

length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

As of October 31, 2023, the Funds in following table had loaned securities and received cash collateral for the loans. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable Net Asset Value (“NAV”) of $1.00. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received.

During the year/period ended October 31, 2023, the Funds (excluding TRND, COWG, CAFG, HERD, AFTY, FLRT, TRFK, and SHPP) had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of total cash collateral received. Securities lending income is disclosed in each Fund’s Statement of Operations, as applicable.

NOTE 6 – SECURED BORROWINGS

The following represents gross obligations for secured borrowings by remaining time to maturity as of October 31, 2023.

Securities Lending Transactions

Overnight and Continuous	Investments Purchased with Proceeds from Securities Lending Collateral*
PTLC	$66,879,873
PTMC	95,859,111
PTNQ	293,288,927
PTEU	7,820,667
PTIN	11,120,976
PTBD	31,815,494
TRND	—
COWZ	1,063,284,166
CALF	571,109,665
GCOW	182,612,601
ICOW	95,366,448
ECOW	3,606,922
COWG	—
CAFG	—
BUL	5,103,029
HERD	—
PWS	2,960,492
INDS	11,257,062
SRVR	29,839,194
SZNE	6,442,830
AFTY	—
VIRS	840,768
ALTL	54,376,421
PAMC	9,934,227
PALC	15,776,548
PEXL	6,216,008
FLRT	—
SHPP	—
TRFK	—

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Unaudited) (Continued)

*	Proceeds from securities lending (Investments Purchased with Proceeds from Securities Lending Collateral).

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

NOTE 7 – OFFSETTING ASSETS AND LIABILITIES

The following is a summary of the Assets and Liabilities for each Fund subject to offsets as of October 31, 2023:

Liabilities

				Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount
PTLC
Securities Lending	$66,879,873	$—	$66,879,873	$66,879,873	$—	$—
PTMC
Securities Lending	95,859,111	—	95,859,111	$95,859,111	—	—
PTNQ
Securities Lending	293,288,927	—	293,288,927	$293,288,927	—	—
PTEU
Securities Lending	7,820,667	—	7,820,667	$7,820,667	—	—
PTIN
Securities Lending	11,120,976	—	11,120,976	$11,120,976	—	—
PTBD
Securities Lending	31,815,494	—	31,815,494	$31,815,494	—	—
TRND
Securities Lending	—	—	—	$—	—	—
COWZ
Securities Lending	1,063,284,166	—	1,063,284,166	$1,063,284,166	—	—
CALF
Securities Lending	571,109,665	—	571,109,665	$571,109,665	—	—
GCOW
Securities Lending	182,612,601	—	182,612,601	$182,612,601	—	—
ICOW
Securities Lending	95,366,448	—	95,366,448	$95,366,448	—	—
ECOW
Securities Lending	3,606,922	—	3,606,922	$3,606,922	—	—
COWG
Securities Lending	—	—	—	$—	—	—
CAFG
Securities Lending	—	—	—	$—	—	—
BUL
Securities Lending	5,103,029	—	5,103,029	$5,103,029	—	—
HERD
Securities Lending	—	—	—	$—	—	—
PWS
Securities Lending	2,960,492	—	2,960,492	$2,960,492	—	—
INDS
Securities Lending	11,257,062	—	11,257,062	$11,257,062	—	—

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Unaudited) (Continued)

				Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount
SRVR
Securities Lending	$29,839,194	$—	$29,839,194	$29,839,194	$—	$—
SZNE
Securities Lending	6,442,830	—	6,442,830	$6,442,830	—	—
AFTY
Securities Lending	—	—	—	$—	—	—
VIRS
Securities Lending	840,768	—	840,768	$840,768	—	—
ALTL
Securities Lending	54,376,421	—	54,376,421	$54,376,421	—	—
PAMC
Securities Lending	9,934,227	—	9,934,227	$9,934,227	—	—
PALC
Securities Lending	15,776,548	—	15,776,548	$15,776,548	—	—
PEXL
Securities Lending	6,216,008	—	6,216,008	$6,216,008	—	—
FLRT
Securities Lending	—	—	—	$—	—	—
SHPP
Securities Lending	—	—	—	$—	—	—
TRFK
Securities Lending	—	—	—	$—	—	—

NOTE 8 – INVESTMENT TRANSACTIONS

For the year/period ended October 31, 2023, the aggregate purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, the in-kind transactions associated with creations and redemptions, and the long-term purchases and sales of U.S. Government Securities were as follows:

	Purchases	Sales	In-Kind Purchases	In-Kind Sales	U.S. Government Purchases	U.S. Government Sales
PTLC	$39,910,493	$27,762,778	$137,133,694	$28,733,879	$—	$—
PTMC	431,310,161	789,783,461	1,550,284	9,639,200	—	—
PTNQ	62,850,527	486,167,458	206,094,281	129,231,283	—	—
PTEU	1,694,108	40,217,651	3,949,737	3,874,394	—	—
PTIN	7,345,466	69,896,957	15,433,614	—	—	—
PTBD	221,122,515	224,481,847	—	44,982,663	—	226,518,815
TRND	1,835,807	1,535,325	1,458,894	5,637,992	—	—
COWZ	4,501,693,644	4,517,114,488	2,417,616,200	485,635,542	—	—
CALF	1,528,701,469	1,523,923,905	1,852,001,541	23,106,844	—	—
GCOW	621,109,107	612,982,112	192,465,643	24,804,498	—	—
ICOW	234,823,937	199,957,298	336,358,652	38,315,038	—	—
ECOW	31,834,905	23,315,336	7,843,344	—	—	—
COWG	22,731,956	32,112,304	22,731,956	6,438,203	—	—
CAFG	1,113,017	1,107,607	3,761,143	1,641,279	—	—
BUL	9,918,296	20,423,639	1,646,846	5,261,983	—	—

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Unaudited) (Continued)

	Purchases	Sales	In-Kind Purchases	In-Kind Sales	U.S. Government Purchases	U.S. Government Sales
HERD	$1,311,749	$18,351,351	$31,789,216	$8,545,560	$—	$—
PWS	31,308,641	56,219,246	4,507,570	2,397,354	377,724	23,582,640
INDS	16,302,415	19,247,631	9,908,690	13,327,214	—	—
SRVR	200,168,647	523,752,096	2,886,992	156,894,683	—	—
SZNE	52,343,781	52,331,278	—	22,955,489	—	—
AFTY	325,137	232,636	—	—	—	—
VIRS	377,689	371,156	777,783	779,680	—	—
ALTL	1,708,841,949	1,709,733,896	1,778,728	235,699,357	—	—
PAMC	72,618,370	72,595,215	5,149,654	3,382,713	—	—
PALC	370,572,554	369,701,981	86,190,989	52,356,164	—	—
PEXL	12,378,608	12,234,611	20,543,725	4,338,147	—	—
FLRT	82,877,856	28,009,329	—	—	—	—
SHPP	137,175	141,436	—	—	—	—
TRFK	432,757	413,377	4,193,454	542,960	—	—

NOTE 9 – TRANSACTIONS WITH AFFILIATED SECURITIES

The Pacer Trendpilot Fund of Funds Index uses an objective, rules-based approach to construct a portfolio that, as of each quarterly rebalance, is composed of the ETFs listed in the following table, each advised by the Adviser (collectively, the “Trendpilot ETFs”). Each of the Trendpilot ETFs is an index-based ETF that seeks to track the total return performance, before fees and expenses, of the underlying index listed in the following table (collectively, the “Trendpilot Indexes”). Each Trendpilot Index other than the Pacer Trendpilot US Bond Index (collectively, the “Trendpilot Equity Indexes”) uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the “Underlying Component” specified in the table below, (ii) 50% to the applicable Underlying Component and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the Underlying Component and its 200-business day historical simple moving average (the “200-day moving average”). The calculation of the 200-day moving average for each Underlying Component is based on the total return version of such Underlying Component and reflects the reinvestment of dividends paid by the securities in such Underlying Component.

The Pacer Trendpilot US Bond Index (the “Trendpilot Bond Index”) uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure to one of the following positions: (i) 100% to the S&P U.S. High Yield Corporate Bond Index, (ii) 50% to the S&P U.S. High Yield Corporate Bond Index and 50% to the S&P U.S. Treasury Bond 7-10 Year Index or (iii) 100% to S&P U.S. Treasury Bond 7-10 Year Index, depending on the value of the S&P U.S. High Yield Corporate Bond Index divided by the value of the S&P U.S.Treasury Bond 7-10 Year Index (the “Risk Ratio”).

Weight	Trendpilot ETF	Trendpilot Index	Equity Component
20%	Pacer Trendpilot® US Large Cap ETF	Pacer Trendpilot® US Large Cap Index	S&P 500® Index
20%	Pacer Trendpilot® US Mid Cap ETF	Pacer Trendpilot® US Mid Cap Index	S&P MidCap 400® Index
20%	Pacer Trendpilot® 100 ETF	Pacer NASDAQ-100 Trendpilot® Index	NASDAQ-100® Index
20%	Pacer Trendpilot® International ETF	Pacer Trendpilot® International Index	S&P Developed Ex-US Large Cap Index
20%	Pacer Trendpilot® US Bond ETF	Pacer Trendpilot® US Bond Index	iBoxx USD Liquid High Yield Index

TRND had the following transactions during the current fiscal period with affiliates:

	Share Activity
Security Name	Balance May 1, 2023	Purchases	Sales	Balance October 31, 2023
PTBD	513,868	51,835	(64,483)	501,220
PTIN	396,769	18,426	(43,071)	372,124
PTLC	275,318	11,064	(36,217)	250,165
PTMC	323,679	28,887	(34,672)	317,894
PTNQ	191,684	5,800	(36,212)	161,272

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Unaudited) (Continued)

Security Name	Value	Dividend Income	Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation) on Investments in Affiliate
PTBD	$9,598,363	$337,467	$(206,806)	$(334,706)
PTIN	9,288,215	—	132,139	(905,699)
PTLC	9,766,442	—	278,710	(154,571)
PTMC	9,721,198	—	100,898	(651,382)
PTNQ	9,840,817	—	498,149	617,298
Total	48,215,035	337,467	803,091	(1,429,059)

The Pacer Cash Cows Fund of Funds Index uses an objective, rules-based approach to construct a portfolio that, as of each quarterly rebalance, is composed of the ETFs listed in the following table, each advised by the Adviser (collectively, the “Cash Cows ETFs”). Each of the Cash Cows ETFs is an index-based ETF that seeks to track the total return performance, before fees and expenses, of the applicable underlying index listed in the following table (collectively, the “Cash Cows Indexes”). Each Cash Cows Index uses an objective, rules-based methodology to provide exposure to companies with high free cash flow yields (commonly referred to as “cash cows”) selected from the applicable “Equity Universe” as indicated in the following table.

Weight	Cash Cows ETF	Cash Cows Index	Equity Universe
20%	Pacer US Cash Cows 100 ETF	Pacer US Cash Cows 100 ETF	Russell 1000 Index
20%	Pacer Global Cash Cows Dividend ETF	Pacer Global Cash Cows Dividend Index	FTSE Developed Large Cap Index
20%	Pacer US Small Cap Cash Cows 100 ETF	Pacer US Small Cap Cash Cows 100 Index	S&P Small Cap 600® Index
20%	Pacer US Cash Cows Growth ETF	Pacer US Cash Cows Growth Index	S&P 900® Pure Growth Index
20%	Pacer Developed Markets International Cash Cows 100 ETF	Pacer Developed Markets International Cash Cows 100 Index	FTSE Developed ex US Index

HERD had the following transactions during the current fiscal period with affiliates:

	Share Activity
Security Name	Balance May 1, 2023	Purchases	Sales	Balance October 31, 2023
BUL	279,015	191,996	(60,096)	410,915
CALF	254,470	162,017	(57,850)	358,637
COWZ	206,174	134,084	(40,491)	299,767
GCOW	288,041	217,945	(50,164)	455,822
ICOW	328,702	224,601	(56,714)	496,589

Security Name	Value	Dividend Income	Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation) on Investments in Affiliate
BUL	$14,196,168	$124,588	$44,319	$(150,410)
CALF	14,216,370	83,494	160,308	639,384
COWZ	14,310,877	124,900	116,877	146,804
GCOW	14,385,742	494,201	202,364	(1,160,884)
ICOW	14,271,968	341,071	240,815	(713,242)
Total	71,381,125	1,168,254	764,683	(1,238,348)

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Unaudited) (Continued)

NOTE 10 – TAX COST BASIS

The components of tax basis cost of investments and net unrealized appreciation for federal income tax purposes at April 30, 2023 were as follows:

	PTLC	PTMC	PTNQ	PTEU	PTIN
Tax cost of investments	$2,100,049,150	$459,414,302	$748,092,838	$43,521,872	$137,845,654
Gross tax unrealized appreciation	124,679,586	13,358,267	66,947,624	6,591,993	11,941,100
Gross tax unrealized depreciation	(75,491,359)	(34,217,821)	(27,927,042)	(308,672)	(2,511,270)
Net tax unrealized appreciation (depreciation)	49,188,227	(20,859,554)	39,020,582	6,283,321	9,429,830
Undistributed ordinary income	11,985,418	1,406,892	1,806,599	373,260	1,202,626
Total distributable earnings	11,985,418	1,406,892	1,806,599	373,260	1,202,626
Other accumulated (loss)	(344,621,811)	(95,671,299)	(48,421,744)	(50,809,277)	(23,957,977)
Total accumulated gain (loss)	$(283,448,166)	$(115,123,961)	$(7,594,563)	$(44,152,696)	$(13,325,521)

	PTBD	TRND	COWZ	CALF	GCOW
Tax cost of investments	$229,905,703	$54,292,823	$14,194,928,882	$2,659,432,331	$1,659,936,553
Gross tax unrealized appreciation	1,067,755	2,859,034	943,506,669	149,760,596	122,695,449
Gross tax unrealized depreciation	(200,773)	(4,360,562)	(814,646,149)	(159,292,431)	(81,657,074)
Net tax unrealized appreciation (depreciation)	866,982	(1,501,528)	128,860,520	(9,531,835)	41,038,375
Undistributed ordinary income	91,809	179,701	17,718,355	1,795,619	21,259,450
Total distributable earnings	91,809	179,701	17,718,355	1,795,619	21,259,450
Other accumulated (loss)	(258,085,127)	(1,106,307)	(712,687,458)	(189,069,504)	(41,311,192)
Total accumulated gain (loss)	$(257,126,336)	$(2,428,134)	$(566,108,583)	$(196,805,720)	$20,986,633

	ICOW	ECOW	COWG	BUL	HERD
Tax cost of investments	$560,524,772	$58,761,358	$19,831,387	$45,011,549	$48,310,950
Gross tax unrealized appreciation	46,478,999	4,609,911	550,941	1,239,758	1,501,875
Gross tax unrealized depreciation	(21,313,361)	(5,429,111)	(789,556)	(2,642,959)	(1,188,786)
Net tax unrealized appreciation (depreciation)	25,165,638	(819,200)	(238,615)	(1,403,201)	313,089
Undistributed ordinary income	4,783,974	592,929	1,594	47,589	—
Total distributable earnings	4,783,974	592,929	1,594	47,589	—
Other accumulated (loss)	(16,070,122)	(1,850,131)	(45,989)	(2,807,329)	—
Total accumulated gain (loss)	$13,879,490	$(2,076,402)	$(283,010)	$(4,162,941)	$313,089

	PWS	INDS	SRVR	SZNE	AFTY
Tax cost of investments	$24,628,001	$264,930,102	$883,767,835	$90,692,721	$4,864,144
Gross tax unrealized appreciation	6,000	13,295,158	41,316,158	732	752,155
Gross tax unrealized depreciation	(6,965)	(15,142,125)	(173,242,156)	(6,433)	(706,103)
Net tax unrealized appreciation (depreciation)	(965)	(1,846,967)	(131,925,998)	(5,701)	46,052
Undistributed ordinary income	99,650	3,930,239	9,486,246	23,109	—
Total distributable earnings	99,650	3,930,239	9,486,246	23,109	—
Other accumulated (loss)	(27,066,941)	(53,986,956)	(193,211,175)	(18,491,371)	(1,939,125)
Total accumulated gain (loss)	$(26,968,256)	$(51,903,684)	$(315,650,927)	$(18,473,963)	$(1,893,073)

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Unaudited) (Continued)

	VIRS	ALTL	PAMC	PALC	PEXL
Tax cost of investments	$5,154,293	$915,223,508	$38,132,711	$215,180,796	$22,337,869
Gross tax unrealized appreciation	263,408	29,245,200	1,736,619	12,648,805	1,419,761
Gross tax unrealized depreciation	(907,141)	(95,962,377)	(1,161,151)	(5,679,642)	(923,125)
Net tax unrealized appreciation (depreciation)	(643,733)	(66,717,177)	575,468	6,969,163	496,636
Undistributed ordinary income	1,083	—	—	21,540	—
Total distributable earnings	1,083	—	—	21,540	—
Other accumulated (loss)	(44,801)	(138,076,081)	(11,034,121)	(53,734,120)	(291,031)
Total accumulated gain (loss)	$(687,451)	$(204,793,258)	$(10,458,653)	$(46,743,417)	$205,605

	FLRT	TRFK	SHPP
Tax cost of investments	$101,272,977	$1,015,623	$997,789
Gross tax unrealized appreciation	582,644	103,244	76,399
Gross tax unrealized depreciation	(2,189,390)	(104,035)	(66,396)
Net tax unrealized appreciation (depreciation)	(1,606,746)	(791)	10,003
Undistributed ordinary income	118,551	2,858	4,921
Total distributable earnings	118,551	2,858	4,921
Other accumulated (loss)	(4,088,245)	—	(1)
Total accumulated gain (loss)	$(5,576,440)	$2,067	$14,923

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in Real Estate Investment Trusts, partnerships, passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after April 30, 2023 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

At April 30, 2023, the Funds had the following capital loss carryforwards:

	Short-Term	Long-Term	Expires
PTLC	$232,693,175	$111,928,636	Indefinite
PTMC	95,671,299	—	Indefinite
PTNQ	31,946,549	16,475,195	Indefinite
PTEU	40,109,453	10,691,617	Indefinite
PTIN	19,625,112	4,325,834	Indefinite
PTBD	257,874,006	211,121	Indefinite
TRND	542,708	563,599	Indefinite
COWZ	578,283,703	134,403,755	Indefinite
CALF	148,946,746	40,122,758	Indefinite
GCOW	21,974,274	19,326,918	Indefinite
ICOW	12,620,739	3,449,383	Indefinite
ECOW	1,290,049	560,082	Indefinite
COWG	45,989	—	Indefinite
BUL	2,602,956	204,373	Indefinite
HERD	—	—	Indefinite
PWS	27,066,068	873	Indefinite
INDS	42,220,579	11,766,377	Indefinite
SRVR	43,921,803	149,289,372	Indefinite
SZNE	18,491,371	—	Indefinite
AFTY	1,477,286	453,454	Indefinite
VIRS	12,428	32,373	Indefinite
ALTL	138,076,081	—	Indefinite
PAMC	11,034,121	—	Indefinite
PALC	53,267,315	466,805	Indefinite

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Unaudited) (Continued)

	Short-Term	Long-Term	Expires
PEXL	$188,070	$102,961	Indefinite
FLRT	3,323,461	764,784	Indefinite
TRFK	—	—	Indefinite
SHPP	1	—	Indefinite

At April 30, 2023, AFTY deferred on a tax basis, post-December ordinary late-year losses of $8,385, respectively. None of the Funds deferred on a tax basis post-October capital losses.

CAFG commenced operations after April 30, 2023.

NOTE 11 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Funds during the fiscal year/period ended October 31, 2023, was as follows:

Ordinary Income
PTLC	$—
PTMC	—
PTNQ	—
PTEU	—
PTIN	—
PTBD	(6,520,934)
TRND	—
COWZ	(143,493,953)
CALF	(19,887,863)
GCOW	(68,674,254)
ICOW	(20,056,309)
ECOW	(2,747,150)
COWG	(64,563)
CAFG	(6,077)
BUL	(379,524)
HERD	(1,134,993)
PWS	(267,672)
INDS	(6,558,173)
SRVR	(18,434,529)
SZNE	(343,368)
AFTY	—
VIRS	(21,363)
ALTL	(3,145,304)
PAMC	(99,406)
PALC	(545,493)
PEXL	(86,282)
FLRT	(5,574,501)
SHPP	(21,933)
TRFK	(3,710)

The tax character of distributions paid by the Funds during the fiscal year/period ended April 30, 2023 was as follows:

	Ordinary Income	Capital Gains	Long Term Capital Gain	Return of Capital
PTLC	$26,415,381	$—	$—	$—
PTMC	3,237,926	—	—	—
PTNQ	4,142,394	—	—	—

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Unaudited) (Continued)

	Ordinary Income	Capital Gains	Long Term Capital Gain	Return of Capital
PTEU	$273,384	$—	$—	$—
PTIN	444,569	—	—	—
PTBD	26,684,806	—	—	—
TRND	942,758	—	—	—
COWZ	193,788,560	—	—	—
CALF	16,000,780	—	—	—
GCOW	33,617,373	—	—	—
ICOW	7,687,068	—	—	—
ECOW	973,074	—	—	—
COWG	9,399	—	—	—
BUL	382,192	—	—	—
HERD	584,387	—	117	1,841
PWS	597,772	—	—	—
INDS	6,149,407	—	—	—
SRVR	18,743,593	—	1,717,631	—
SZNE	826,693	—	—	—
AFTY	100,794	—	—	—
VIRS	46,298	—	—	—
ALTL	9,575,595	—	—	488,359
PAMC	410,052	—	—	20,581
PALC	3,553,899	—	—	—
PEXL	62,468	—	—	—
FLRT	5,819,045	—	—	—
TRFK	5,555	—	—	—
SHPP	12,171	—	—	—

NOTE 12 – NEW ACCOUNTING PRONOUNCEMENTS

In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.

NOTE 13 – RISKS

On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Funds.

LIBOR Transition

Certain of the FLRT fund’s investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund’s performance. With respect to the fund’s accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Unaudited) (Continued)

arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

● Industrials Sector Risk. The SHPP Fund may invest in companies in the industrials sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The industrials sector may be affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.

● Information Technology Sector Risk. The TRFK Fund may invest in companies in the information technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

NOTE 14 – SUBSEQUENT EVENT

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. The evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments other than below.

On November 21, 2023, the following Funds declared distributions from ordinary income to shareholders of record as of November 24, 2023, Payable November 29, 2023, as follows:

	Ordinary Income	Per Share Amount
FLRT	$1,162,959	$0.33737946
PTBD	$1,050,403	$0.11417428

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2023 (Unaudited) (Continued)

On December 26, 2023, the following Fund declared a distribution from ordinary income to shareholders of record as of December 28, 2023, Payable January 3, 2024, as follows:

	Ordinary Income	Per Share Amount
AFTY	$92,239	$0.30155093
ALTL	1,840,711	0.17784648
BUL	223,941	0.21327715
CAFG	5,515	0.03151429
CALF	22,434,893	0.16375834
COWZ	104,282,222	0.29769404
ECOW	688,406	0.18357494
COWG	93,413	0.04246046
GCOW	15,375,985	0.28212817
ICOW	9,254,914	0.25708095
INDS	—	—
PALC	990,311	0.14457095
PAMC	108,512	0.09864728
PEXL	50,739	0.04612637
PWS	161,000	0.18941177
SHPP	7,617	0.19042500
SRVR	—	—
SZNE	184,016	0.14721280
PTEU	1,192,866	0.68163772
PTIN	3,142,461	0.57659835
PTLC	28,840,382	0.51044924
PTMC	7,000,000	0.63063064
PTNQ	15,996,062	0.96072445
TRFK	5,091	0.02828334
VIRS	8,002	0.08002000
FLRT	1,533,325	0.48369874
PTBD	1,517,566	0.16861845

On December 27, 2023, the following Fund declared a distribution from ordinary income to shareholders of record as of December 29, 2023, Payable January 4, 2024, as follows:

	Ordinary Income	Per Share Amount
HERD	$466,817	$0.21218955
TRND	1,304,500	0.74542858

Pacer Funds

Review of Liquidity Risk Management Program
(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect its particular risks, but not to eliminate all adverse impacts of liquidity risk.

The Investment Adviser to the Trust has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the funds it advises.

On September 20, 2023, the Trustees of Pacer Funds Trust reviewed and considered a written report prepared by the program administrator of the Funds’ Liquidity Risk Management Program (the “Program”), which addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation. In considering the report, the Trustees noted that the Program Administrator has determined that certain funds within the Pacer Funds Trust are deemed “In-Kind” in accordance with Rule 22e-4. They then reviewed the changes to the Program that were implemented during the past year with the Program Administrator, and reviewed all of the material features of the Program to ensure that they understand how the Program is designed to assess and manage the risk that the Funds within the Trust could not meet requests to redeem shares issued by the Funds without significant dilution of remaining investors in the Funds. Following this review and discussion, the Trustees determined that they believe the disclosures in the report, taken as a whole, provide the information necessary for the Trustees to effectively assess the Program and its implementation, and that they are comfortable with the report’s conclusion that the Program is reasonably designed to assess and manage the Funds’ liquidity risk, and that the Program has operated as intended during the past year.

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited)

NOTE 1 – FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of each other Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Funds’ website at www.PacerETFs.com.

NOTE 2 – FEDERAL TAX INFORMATION

Qualified Dividend Income/Dividends Received Deduction/Short Term Capital Gains

For the fiscal year/period ended April 30, 2023, certain dividends paid by the Funds may be subject to a maximum tax rate of 23%, as provided for by the Tax Cuts and Jobs Act of 2017. The following are the percentage of dividends declared from ordinary income designated as qualified dividend income (“QDI”), for corporate shareholders, the percent qualifying for the corporate dividends received deduction (“DRD”), and the percentage of taxable ordinary income distributions that are designated as short-term capital gain (“STCG”) distributions under Internal Revenue Section 871(k)(2)(C) for each fund.

	QDI	DRD	STCG
PTLC	32.80%	32.55%	0.00%
PTMC	44.67%	44.62%	0.00%
PTNQ	60.73%	58.97%	0.00%
PTEU	73.30%	0.72%	0.00%
PTIN	99.43%	6.82%	0.00%
PTBD	0.00%	0.00%	0.00%
TRND	20.88%	15.85%	0.00%
COWZ	100.00%	100.00%	0.00%
CALF	100.00%	100.00%	0.00%
GCOW	97.51%	16.60%	0.00%
ICOW	100.00%	0.04%	0.00%
ECOW	75.83%	1.58%	0.00%
COWG	100.00%	100.00%	0.00%
BUL	100.00%	100.00%	0.00%
HERD	100.00%	45.15%	0.98%
PWS	35.49%	34.45%	0.00%
INDS	19.80%	3.82%	0.00%
SRVR	32.88%	3.09%	0.00%
SZNE	100.00%	100.00%	0.00%
AFTY	100.00%	0.00%	0.00%
VIRS	100.00%	100.00%	0.25%
ALTL	100.00%	100.00%	0.00%
PAMC	100.00%	100.00%	0.00%
PALC	100.00%	97.81%	0.00%
PEXL	100.00%	100.00%	0.00%
FLRT	0.00%	0.00%	0.00%
TRFK	100.00%	100.00%	0.00%
SHPP	97.62%	31.28%	0.00%

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

Foreign Tax Credit Pass Through

Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the year/period ended April 30, 2023. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

Per Share
Fund	Gross Foreign Source Income	Foreign Taxes Passthrough	Gross Foreign Source Income	Foreign Taxes Passthrough
PTLC	$—	$—	$—	$—
PTMC	—	—	—	—
PTNQ	—	—	—	—
PTEU	561,229	95,692	0.34	0.06
PTIN	1,837,328	192,825	0.40	0.04
PTBD	—	—	—	—
TRND	18,494	18,494	0.01	0.01
COWZ	—	—	—	—
CALF	—	—	—	—
GCOW	53,229,700	4,644,285	1.15	0.10
ICOW	15,101,347	1,505,553	0.81	0.08
ECOW	1,675,467	135,495	0.59	0.05
COWG	—	—	—	—
BUL	—	—	—	—
HERD	376,560	34,987	0.26	0.02
PWS	—	—	—	—
INDS	—	—	—	—
SRVR	—	—	—	—
SZNE	—	—	—	—
AFTY	165,592	16,574	0.54	0.05
VIRS	—	—	—	—
ALTL	—	—	—	—
PAMC	—	—	—	—
PALC	—	—	—	—
PEXL	—	—	—	—
FLRT	—	—	—	—
TRFK	—	—	—	—
SHPP	16,485	1,688	0.41	0.04

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

NOTE 3 – DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain Part F of Form N-PORT on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.paceretfs.com daily.

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

NOTE 4 – PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Funds’ website at www.paceretfs.com. Information on how the Fund voted proxies relating to portfolio securities during the year ended June 30 is available without charge, upon request, by calling (800) 617-0004 or by accessing the website of the SEC.

NOTE 5 – BOARD CONSIDERATIONS IN APPROVING THE INVESTMENT ADVISORY AGREEMENT FOR THE FUNDS

PTBD

The Board of Trustees (the “Board”) of Pacer Funds Trust (the “Trust”), including the Trustees thereof who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”), held a meeting on September 20, 2023 (the “Meeting”) for the purpose of, among other things, the consideration of, and voting on, the proposed renewal of the investment advisory agreement (the “Trendpilot Bond ETF Advisory Agreement”) between the Trust and Pacer Advisors, Inc. (the “Adviser”), relating to the Pacer Trendpilot US Bond ETF (“Trendpilot Bond ETF” or the “Fund”). The Board also considered the continuation of the investment sub-advisory agreement (the “Vident Sub-Advisory Agreement”) between the Adviser and Vident Investment Advisory, LLC (“Vident” or the “Sub-Adviser”) with respect to the Fund.

The Board, including a majority of the Trust’s Independent Trustees voting separately, approved the renewal of the Trendpilot Bond ETF Advisory Agreement and the Vident Sub-Advisory Agreement as it relates to the Fund at the Meeting, based on its review of qualitative and quantitative information provided by the Adviser, Sub-Adviser as well as the Trust’s other service providers. Prior to deciding to approve the renewal of the Trendpilot Bond ETF Advisory Agreement and Vident Sub-Advisory Agreement at the Meeting, the Independent Trustees requested and obtained from the Adviser and the Sub-Adviser such information as the Independent Trustees deemed reasonably necessary to evaluate the terms of the respective agreements. The Independent Trustees received assistance and advice from, and met separately with, independent counsel. In addition, the Independent Trustees received a memorandum from independent counsel regarding the responsibilities of the Board with respect to the renewal of the Trendpilot Bond ETF Advisory Agreement and the Vident Sub-Advisory Agreement.

Representatives from the Adviser and Vident presented additional information and participated in question-and-answer sessions at the Meeting to help the Board evaluate the Adviser’s and Vident’s services, fees and other aspects of the Trendpilot Bond ETF Advisory Agreement and Vident Sub-Advisory Agreement. Independent Trustee Counsel reviewed the factors the Trustees should consider in approving the Trendpilot Bond ETF Advisory Agreement and Vident Sub-Advisory Agreement including the following to the extent applicable: (1) the nature, quality and extent of the services to be provided by the Adviser; (2) the cost of the services provided and the profits realized by the Adviser from services rendered to the Trust; (3) comparative fee and expense data for the Trust’s series and other investment companies with similar investment objectives; (4) the extent to which economies of scale would be realized as the Trust’s assets grew and whether the advisory fee payable to the Adviser reflects these economies of scale; and (5) other incidental and “fall-out” benefits to the Adviser and its affiliates resulting from services rendered to the Trust.

The Board, including the Independent Trustees evaluated these factors and various materials in connection with the approval process, including: (1) a copy of the Trendpilot Bond ETF Advisory Agreement and the Vident Sub-Advisory Agreement; (2) the Adviser’s and Vident’s responses to questionnaires designed to provide the Board with information reasonably necessary to evaluate the terms of the Trendpilot Bond ETF Advisory Agreement and the Vident Sub-Advisory Agreement; (3) the Adviser’s and Vident’s Form ADV disclosures; (4) information describing the nature, quality and extent of services that the Adviser and Vident is prepared to provide to Trendpilot Bond ETF; (5) the advisory fee payable by the Trendpilot Bond ETF to the Adviser for its services and the sub-advisory fee payable to Vident by the Adviser under the Vident Sub-Advisory Agreement; (6) certain comparative information prepared by Broadridge Financial Solutions (“Broadridge”) regarding the Fund’s fees and expenses and performance relative to the fees and expenses of other comparable funds and each Fund’s underlying index; (7) a copy of the Trust’s registration statement and prospectuses; and (8) information regarding the ownership and management structure, financial condition, and compliance program of the Adviser and Vident.

In considering the approval of the Trendpilot Bond ETF Advisory Agreement and the Vident SubAdvisory Agreement, respectively, the Board considered various factors that the Trustees determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser and Vident, including the performance of the Adviser and Vident with respect to the Trendpilot Bond ETF; (ii) the costs and benefits, including the fee to be paid to the Adviser by the Trendpilot Bond ETF, of the advisory services to be provided to the Trendpilot Bond ETF; (iii) the fee paid to Vident by the Adviser; and (iv) potential economies of scale.

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

●

Nature, Extent and Quality of Services to be Provided by the Adviser and Vident. The Board reviewed the scope of services provided by the Adviser under the Trendpilot Bond ETF Advisory Agreement and Vident under the Vident Sub-Advisory Agreement. In this regard, the Trustees reviewed the Trendpilot Bond ETF’s investment goal and investment strategy, and each of the Adviser’s and Vident’s ability to implement such investment goal and/or investment strategy, including, but not limited to, trading practices. With respect to sub-advisory services to be provided by Vident, the Board considered Vident’s ability to ensure compliance with the Trendpilot Bond ETF’s strategies, policies, and limitations. The Board reviewed, a comparison of the Fund’s performance for the one-year, three-year and since inception periods ended June 30, 2023, to that of its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods. The Trustees also considered the successful performance of Vident in managing the Trendpilot Bond ETF. In addition, the Trustees reviewed the management team at the Adviser and Vident that is responsible for managing the Trendpilot Bond ETF, including staffing, skills and compensation program, and considered various other portfolios advised by the Adviser and Vident and any potential conflicts. The Board also considered a report from the Trust’s Chief Compliance Officer regarding Vident’s compliance program as such relates to the operation of the Bond ETF.

Based on its review, the Board determined that each of the Adviser and Vident is capable of providing all necessary advisory and sub-advisory services required by the Trendpilot Bond ETF, as indicated by the Adviser’s and Vident’s management capabilities, the professional qualifications and experience of its portfolio management personnel and the performance of the Trendpilot Bond ETF relative to its underlying index and other products managed by the Adviser and Vident with similar investment objectives and strategies as the Bond ETF. The Board also considered other services provided to the Bond ETF by the Adviser and Vident, where relevant, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Trendpilot Bond ETF’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations.

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that it was satisfied with the nature, extent and quality of the services provided and to be provided to the Trendpilot Bond ETF by the Adviser and Vident, respectively.

●

Costs and Benefits of Advisory Services to be Provided to the Trendpilot Bond ETF. In considering the advisory fees payable by the Trust to the Adviser and the Trendpilot Bond ETF’s expense ratio, the Board reviewed statistical information prepared by Broadridge regarding the expense ratio components, including gross and net total expenses of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group (“Peer Group”) pursuant to Broadridge’s proprietary ETF methodology. The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s peer group. The Board noted that, due to the limitations in providing comparable funds in the peer group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board compared Trendpilot Bond ETF’s expense ratio to the expense ratios of funds in its Peer Group, focusing on whether the Trendpilot Bond ETF was charged fees that were within the range of fees charged by those in the Peer Group. It also noted that the Adviser had contractually agreed to pay the operating expenses of the Trendpilot Bond ETF, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses in connection with the execution of portfolio transactions, and extraordinary and non-routine expenses. It was further noted that this contractual agreement cannot be changed without shareholder approval. The Board also evaluated the compensation and incidental or “fallout” benefits received by the Adviser from its relationship with the Trendpilot Bond ETF, considering the Adviser’s profitability analysis prepared and shared by the Adviser’s management.

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that Trendpilot Bond ETF’s advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Adviser.

●

Costs and Benefits of Vident’s Sub-Advisory Services to be Provided to the Trendpilot Bond ETF. The Board noted that the sub-advisory fees paid to Vident are paid by the Adviser and would not be additional fees to be borne by Trendpilot Bond ETF. The Board also noted that the sub-advisory fees were the product of arms-length negotiations between the Adviser and Vident. In considering the subadvisory fees payable by the Adviser to Vident, the Board evaluated the compensation and benefits received or likely to be received by Vident from the Adviser relating to the services provided to the Trendpilot Bond ETF. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the sub-advisory fees payable to Vident under the Vident Sub-Advisory Agreement with the Adviser were reasonable in light of the nature and quality of the services rendered and, where relevant, expected to be rendered by the Sub-Adviser.

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

●

Economies of Scale. The Board also reviewed and considered the extent to which economies of scale would be realized by the Adviser and the Sub-Adviser as the assets of the Funds may grow in the future. In considering the extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors, the Trustees considered that each Fund’s fee arrangement with the Adviser involved a contractual commitment by the Adviser to pay the operating expenses of each Fund. For each Fund, the Trustees considered that, while the investment advisory fee would remain the same at all asset levels, the Funds’ shareholders benefited from the Adviser’s commitment to pay each Fund’s operating expenses out of its investment advisory fee. The Trustees noted that the advisory fee structure of the Funds would not directly result in economies of scale for shareholders.

In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

CSOP

The Board of Trustees (the “Board”) of Pacer Funds Trust (the “Trust”), including the Trustees thereof who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”), held a meeting on September 20, 2023 (the “Meeting”) for the purpose of, among other things, the consideration of, and voting on, the proposed renewal of the investment advisory agreement (the “CSOP Advisory Agreement”) between the Trust and Pacer Advisors, Inc. (the “Adviser”), relating to the CSOP ETF (“CSOP ETF” or the “Fund”). The Board also considered the continuation of the investment sub-advisory agreement (the “CSOP Sub-Advisory Agreement”) between the Adviser and CSOP Asset Management Limited (“CSOP” or the “Sub-Adviser”) with respect to the Fund.

The Board, including a majority of the Trust’s Independent Trustees voting separately, approved the renewal of the CSOP Advisory Agreement and the CSOP Sub-Advisory Agreement as it relates to the Fund at the Meeting, based on its review of qualitative and quantitative information provided by the Adviser, Sub-Adviser as well as the Trust’s other service providers. Prior to deciding to approve the renewal of the CSOP Advisory Agreement and CSOP Sub-Advisory Agreement at the Meeting, the Independent Trustees requested and obtained from the Adviser and the Sub-Adviser such information as the Independent Trustees deemed reasonably necessary to evaluate the terms of the respective agreements. The Independent Trustees received assistance and advice from, and met separately with, independent counsel. In addition, the Independent Trustees received a memorandum from independent counsel regarding the responsibilities of the Board with respect to the renewal of the CSOP Advisory Agreement and the CSOP Sub-Advisory Agreement.

Representatives from the Adviser and CSOP presented additional information and participated in question-and-answer sessions at the Meeting to help the Board evaluate the Adviser’s and CSOP’s services, fees and other aspects of the CSOP Advisory Agreement and CSOP Sub-Advisory Agreement. Independent Trustee Counsel reviewed the factors the Trustees should consider in approving the CSOP Advisory Agreement and CSOP Sub-Advisory Agreement including the following to the extent applicable: (1) the nature, quality and extent of the services to be provided by the Adviser; (2) the cost of the services provided and the profits realized by the Adviser from services rendered to the Trust; (3) comparative fee and expense data for the Trust’s series and other investment companies with similar investment objectives; (4) the extent to which economies of scale would be realized as the Trust’s assets grew and whether the advisory fee payable to the Adviser reflects these economies of scale; and (5) other incidental and “fall-out” benefits to the Adviser and its affiliates resulting from services rendered to the Trust.

The Board, including the Independent Trustees evaluated these factors and various materials in connection with the approval process, including: (1) a copy of the CSOP Advisory Agreement and the CSOP Sub-Advisory Agreement; (2) the Adviser’s and CSOP’s responses to questionnaires designed to provide the Board with information reasonably necessary to evaluate the terms of the CSOP Advisory Agreement and the CSOP Sub-Advisory Agreement; (3) the Adviser’s and CSOP’s Form ADV disclosures; (4) information describing the nature, quality and extent of services that the Adviser and CSOP is prepared to provide to CSOP ETF; (5) the advisory fee payable by the CSOP ETF to the Adviser for its services and the sub-advisory fee payable to CSOP by the Adviser under the CSOP Sub-Advisory Agreement; (6) certain comparative information prepared by Broadridge Financial Solutions (“Broadridge”) regarding the Fund’s fees and expenses and performance relative to the fees and expenses of other comparable funds and each Fund’s underlying index; (7) a copy of the Trust’s registration statement and prospectuses; and (8) information regarding the ownership and management structure, financial condition, and compliance program of the Adviser and CSOP.

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

In considering the approval of the CSOP Advisory Agreement and the CSOP Sub-Advisory Agreement, respectively, the Board considered various factors that the Trustees determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser and CSOP, including the performance of the Adviser and CSOP with respect to the CSOP ETF; (ii) the costs and benefits, including the fee to be paid to the Adviser by the CSOP ETF, of the advisory services to be provided to the CSOP ETF; (iii) the fee paid to CSOP by the Adviser; and (iv) potential economies of scale.

●

Nature, Extent and Quality of Services to be Provided by the Adviser and CSOP. The Board reviewed the scope of services provided by the Adviser under the CSOP Advisory Agreement and CSOP under the CSOP Sub-Advisory Agreement. In this regard, the Trustees reviewed CSOP ETF’s investment goal and investment strategy, and each of the Adviser’s and CSOP’s ability to implement such investment goal and/or investment strategy, including, but not limited to, trading practices. With respect to sub-advisory services to be provided by CSOP, the Board noted that the Sub-Adviser has assets allocated to it by the Adviser and considered CSOP’s ability to ensure compliance with CSOP ETF’s strategies, policies, and limitations. The Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year and since inception periods ended June 30, 2023, to that of its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods. The Trustees also considered the successful performance of CSOP in managing the CSOP ETF. In addition, the Trustees reviewed the management team at the Adviser and CSOP that is responsible for managing the CSOP ETF, including staffing, skills and compensation program, and considered various other portfolios advised by the Adviser and CSOP and any potential conflicts. The Board also considered a report from the Trust’s Chief Compliance Officer regarding CSOP’s compliance program as such relates to the operation of the CSOP ETF.

Based on its review, the Board determined that each of the Adviser and CSOP is capable of providing all necessary advisory and sub-advisory services required by the CSOP ETF, as indicated by the Adviser’s and CSOP’s management capabilities, the professional qualifications and experience of its portfolio management personnel and the performance of the CSOP ETF relative to its underlying index and other products managed by the Adviser and CSOP with similar investment objectives and strategies as the CSOP ETF. The Board also considered other services provided to the CSOP ETF by the Adviser and CSOP, where relevant, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the CSOP ETF’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations.

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that it was satisfied with the nature, extent and quality of the services provided and to be provided to the CSOP ETF by the Adviser and CSOP, respectively.

●

Costs and Benefits of Advisory Services to be Provided to the CSOP ETF. In considering the advisory fees payable by the Trust to the Adviser and the CSOP ETF’s expense ratio, the Board reviewed statistical information prepared by Broadridge regarding the expense ratio components, including gross and net total expenses of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group (“Peer Group”) pursuant to Broadridge’s proprietary ETF methodology. The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s peer group. The Board noted that, due to the limitations in providing comparable funds in the peer group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board compared CSOP ETF’s expense ratio to the expense ratios of funds in its Peer Group, focusing on whether CSOP ETF was charged fees that were within the range of fees charged by those in the Peer Group. It also noted that the Adviser had contractually agreed to pay the operating expenses of the CSOP ETF, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses in connection with the execution of portfolio transactions, and extraordinary and non-routine expenses. It was further noted that this contractual agreement cannot be changed without shareholder approval. The Board also evaluated the compensation and incidental or “fall-out” benefits received by the Adviser from its relationship with the CSOP ETF, considering the Adviser’s profitability prepared and shared by the Adviser’s management.

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that CSOP ETF’s advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Adviser.

●

Costs and Benefits of CSOP’s Sub-Advisory Advisory Services to be Provided to the CSOP ETF. The Board noted that the sub-advisory fees paid to CSOP are paid by the Adviser and would not be additional fees to be borne by CSOP ETF. The Board also noted that the sub-advisory fees were the product of arms-length negotiations between the Adviser and CSOP. In considering the sub-advisory fees payable by the Adviser to CSOP, the Board evaluated the compensation and benefits received or likely to be received by CSOP from the Adviser relating to the services provided to the CSOP ETF. Based on the factors above, as well as those discussed below, the Board concluded,

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

within the context of its full deliberations, that the sub-advisory fees payable to CSOP under the CSOP Sub-Advisory Agreement with the Adviser were reasonable in light of the nature and quality of the services rendered and, where relevant, expected to be rendered by the Sub-Adviser.

●

Economies of Scale. The Board also reviewed and considered the extent to which economies of scale would be realized by the Adviser and the Sub-Adviser as the assets of the Fund may grow in the future. In considering the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors, the Trustees considered that the Fund’s fee arrangement with the Adviser involved a contractual commitment by the Adviser to pay the operating expenses of the Fund. For the Fund, the Trustees considered that, while the investment advisory fee would remain the same at all asset levels, the Fund’s shareholders benefited from the Adviser’s commitment to pay the Fund’s operating expenses out of its investment advisory fee. The Trustees noted that the advisory fee structure of the Fund would not directly result in economies of scale for shareholders.

Based on its deliberations and its evaluation of the information described above, at the Meeting, the Board, including the Independent Trustees: (a) concluded that the terms of the CSOP Advisory Agreement and the CSOP Sub-Advisory Agreement with respect to the Fund are fair and reasonable; (b) concluded that the Adviser’s fees and the Sub-Adviser’s fees are reasonable in light of the nature and quality of the services expected to be rendered by the Adviser and the Sub-Adviser, respectively, to the Fund; and (c) agreed to approve the renewal of the CSOP Advisory Agreement and the CSOP Sub-Advisory Agreement as to the Fund for an additional annual period. In its deliberations at the Meeting, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

USAI, GCOW, COWZ, PTEU and PWS

The Board of Trustees (the “Board”) of Pacer Funds Trust (the “Trust”), including the Trustees thereof who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”), held a meeting on September 20, 2023 (the “Meeting”) for the purpose of, among other things, the consideration of, and voting on, the proposed renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Pacer Advisors, Inc. (the “Adviser”), relating to the Pacer American Energy Independence ETF (USAI), Pacer Global Cash Cows Dividend ETF (GCOW), Pacer US Cash Cows 100 ETF (COWZ), Pacer Trendpilot European ETF (PTEU) and Pacer Wealthshield ETF (PWS) (each, a “Fund” and together, the “September Renewal Funds”).

The Board, including a majority of the Trust’s Independent Trustees voting separately, approved the renewal of the Investment Advisory Agreement as it relates to each Fund at the Meeting, based on its review of qualitative and quantitative information provided by the Adviser as well as the Trust’s other service providers. Prior to deciding to approve the renewal of the Investment Advisory Agreement at the Meeting, the Independent Trustees requested and obtained from the Adviser such information as the Independent Trustees deemed reasonably necessary to evaluate the terms of the Investment Advisory Agreement. The Independent Trustees received assistance and advice from, and met separately with, independent counsel. In addition, the Independent Trustees received a memorandum from independent counsel regarding the responsibilities of the Board with respect to the renewal of the Investment Advisory Agreement.

The Independent Trustees carefully evaluated information provided by the Adviser, including: a copy of the Investment Advisory Agreement; the Adviser’s responses to a questionnaire designed to provide the Board with information reasonably necessary to evaluate the terms of the Investment Advisory Agreement; the Adviser’s Form ADV; information describing the nature, quality and extent of services that the Adviser has and is prepared in the future to provide to the Funds, and the advisory fees payable to the Adviser for its services; certain comparative information prepared by Broadridge Financial Solutions (“Broadridge”) regarding each Fund’s fees and expenses relative to the fees and expenses of other funds with similar investment objectives and strategies; a copy of the Trust’s registration statement that included the Funds; information regarding compliance; marketing and distribution related initiatives; changes (if any) in personnel serving the Funds; and information regarding the financial condition of the Adviser.

Representatives from the Adviser, along with other Trust service providers, presented additional information and participated in question-and-answer sessions at the Meeting to help the Board evaluate the Adviser’s services, fees and other aspects of the Investment Advisory Agreement. Independent Trustee Counsel reviewed the factors the Trustees should consider in approving the Advisory Agreement, including the following to the extent applicable: (1) the nature, quality and extent of the services to be provided by the Adviser; (2) the cost of the services provided and the profits realized by the Adviser from services rendered to the Trust; (3) comparative fee and expense data for the Trust’s series and other

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investment companies with similar investment objectives; (4) the extent to which economies of scale would be realized as the Trust’s assets grew and whether the advisory fee payable to the Adviser reflects these economies of scale; and (5) other incidental and “fall-out” benefits to the Adviser and its affiliates resulting from services rendered to the Trust.

The Board, including the Independent Trustees evaluated these factors and various materials in connection with the approval process, including: (1) a copy of the each Fund’s Advisory Agreement; (2) the Adviser’s responses to questionnaires designed to provide the Board with information reasonably necessary to evaluate the terms of the Fund’s Advisory Agreement; (3) the Adviser’s Form ADV disclosures; (4) information describing the nature, quality and extent of services that the Adviser is prepared to provide to the Funds; (5) the advisory fee payable by each Fund to the Adviser for its services; (6) certain comparative information prepared by Broadridge regarding each Fund’s fees and expenses and performance relative to the fees and expenses of other comparable funds and each Fund’s underlying index; (7) a copy of the Trust’s registration statement and prospectuses; and (8) information regarding the ownership and management structure, financial condition, and compliance program of the Adviser.

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Nature, Extent and Quality of Services to be Provided by the Adviser. The Board reviewed the scope of services to be provided by the Adviser under the Investment Advisory Agreement. In this regard, the Trustees reviewed each Fund’s investment goal and investment strategy, and the Adviser’s ability to implement such investment goal and/or investment strategy, including, but not limited to, trading practices. In addition, the Trustees reviewed the management team at the Adviser that would be responsible for managing each Fund, including staffing, skills and compensation program, and considered various other Funds advised by the Adviser and any potential conflicts.

Based on its review, the Board determined that the Adviser is capable of providing all necessary advisory services required by each Fund, as indicated by the Adviser’s management capabilities, the professional qualifications and experience of its portfolio management personnel and the performance of the Funds relative to their respective underlying indexes. The Board reviewed, a comparison of each September Renewal Fund’s performance for the one-year, three-year, five-year and since inception periods ended June 30, 2023, to that of its underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. The Board noted that each of the September Renewal Fund’s generally performed in line with its underlying index over the relevant periods. The Board also considered other services provided to the Funds by the Adviser, where relevant, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations.

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that it was satisfied with the nature, extent and quality of the services provided and to be provided to the Funds by the Adviser.

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Costs and Benefits of Advisory Services to be Provided to the Funds. In considering the advisory fees payable by the Trust to the Adviser and each Fund’s expense ratio, the Board reviewed statistical information prepared by Broadridge regarding the expense ratio components, including gross and net total expenses of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group (“Peer Group”) pursuant to Broadridge’s proprietary ETF methodology. The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s peer group. The Board noted that, due to the limitations in providing comparable funds in the peer group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board compared each Fund’s expense ratio to the expense ratios of funds in its Peer Group, focusing on whether each Fund was charged fees that were within the range of fees charged by those in the Peer Group. It also noted that the Adviser had contractually agreed to pay the operating expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses in connection with the execution of portfolio transactions, and extraordinary and non-routine expenses. It was noted that this contractual agreement cannot be changed without shareholder approval. The Board also evaluated the compensation and incidental or “fall-out” benefits received (or proposed or likely to be received) by the Adviser from its relationship with the Funds, taking into account assessments of the Adviser’s profitability prepared and shared by the Adviser’s management.

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that each Fund’s advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Adviser.

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Economies of Scale. The Board also reviewed and considered the extent to which economies of scale would be realized by the Adviser as the assets of the Funds may grow in the future. In considering the extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors, the Trustees considered that each Fund’s fee arrangement with the Adviser involved a contractual commitment by the Adviser to pay the operating expenses of each Fund. For each Fund the Trustees considered that, while the investment advisory fee would remain the same at all asset levels, the Funds’ shareholders benefited from the Adviser’s commitment to pay each Fund’s operating expenses out of its investment advisory fee. The Trustees noted that the advisory fee structure of the Funds would not directly result in economies of scale for shareholders.

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Based on its deliberations and its evaluation of the information described above, at the Meeting, the Board, including the Independent Trustees: (a) concluded that the terms of the Investment Advisory Agreement with respect to each Fund are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the nature and quality of the services expected to be rendered by the Adviser to each Fund; and (c) agreed to approve the renewal of the Investment Advisory Agreement as to each Fund for an additional annual period. In its deliberations at the Meeting, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

NOTE 6 – TRUSTEES AND OFFICERS

The business of the Funds is managed under the direction of the Board of Trustees. The Board of Trustees formulates the general policies of the Funds and meets periodically to review the Funds’ performance, monitor investment activities and practices, and discuss other matters affecting the Funds. The Trustees are fiduciaries for the Funds’ shareholders and are governed by the laws of the State of Delaware in this regard. The names and addresses of the Trustees and officers of the Trust are listed below along with a description of their principal occupations over at least the last five years. There are currently four Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The address of each Trustee and officer of the Trust, unless otherwise indicated below, is c/o Pacer Advisors, Inc., 500 Chesterfield Parkway, Malvern, PA 19335. The Funds’ Statement of Additional Information includes additional information about the Trustees and is available upon request by calling toll free (800) 617-0004.

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o Pacer Advisors, Inc., 500 Chesterfield Parkway, Malvern, Pennsylvania 19355 .

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee During Past Five Years
Interested Trustee
Joe M. Thomson Born: 1944	Trustee, Chairman, President, and Principal Executive Officer	Indefinite Term; since 2014	Founder/President at Pacer Advisors, Inc. (since 2005)	52	Director, First Cornerstone Bank (2000–2016)
Independent Trustees
Deborah G. Wolk Born: 1950	Lead Independent Trustee	Indefinite Term; since 2015	Self-employed providing accounting services and computer modeling (since 1997)	52	0
Jane K. Sagendorph Born: 1951	Trustee	Indefinite Term; since 2021	Accountant, BluFish Designs (since 2011)	52	0
Colin C. Lake Born: 1971	Trustee	Indefinite Term; since 2021	Founder/President, Developing the Next Leaders, Inc. (consulting) (since 2016)	52	0

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Name and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Principal Officers of the Trust
Joe M. Thomson Born: 1944	Trustee, Chairman, President, and Principal Executive Officer	Indefinite Term; since 2014	Founder/President, Pacer Advisors, Inc. (since 2005); President and Chief Compliance Officer, Pacer Financial, Inc. (since 2004)
Sean E. O’Hara Born: 1962	Treasurer and Principal Financial Officer	Indefinite Term; since 2014	Director, Index Design Group (since 2015); Director, Pacer Financial, Inc. (since 2007); Director, Pacer Advisors, Inc. (since 2007)
Bruce Kavanaugh Born: 1964	Secretary and Portfolio Manager	Indefinite Term; since 2016	Vice President, Pacer Advisors, Inc. (since 2005); Vice President, Pacer Financial, Inc. (since 2004)
Liam Clarke Gateway Corporate Center Suite 216 223 Wilmington West Chester Pike Chadds Ford, PA 19317 Born: 1996	Chief Compliance Officer and AML Officer	Indefinite Term; since 2023	Director, Vigilant, (since 2021); Financial Services Assurance Experienced Associate, PricewaterhouseCoopers, (2018-2021)

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Advisor Pacer Advisors, Inc. 500 Chesterfield Parkway Malvern, PA 19355

Index Provider

CFRA
One New York Plaza, 34th Floor
New York, NY 10004
FTSE International Limited
12th Floor, 10 Upper Bank Street
Canary Wharf, London E14 5NP

Index Design Group, LLC
500 Chesterfield Parkway
Malvern, PA 19355

LifeSci Index Partners, LLC
250 W 55th St, Suite 16b
New York, NY 10019

Lunt Capital Management, Inc.
215 S State St, Suite 100
Salt Lake City, UT 84111

Solactive AG
Platz der Einheit 1
60327 Frankfurt am Main
Germany

S&P Dow Jones Indices LLC
55 Water Street
New York, NY 10041

Custodian U.S. Bank National Association Custody Operations 1555 North Rivercenter Drive Milwaukee, WI 53212

Sub Adviser

Vident Investment Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, GA 30009

CSOP Asset Management Limited
2802, Two Exchange Square, 8 Connaught Place Central, Hong Kong

Aristotle Pacific Capital, LLC
840 Newport Center Drive, 7th Floor
Newport Beach, CA 92660

Distributor Pacer Financial, Inc. 500 Chesterfield Parkway Malvern, PA 19355
Transfer Agent U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Independent Registered Public Accounting Firm Sanville & Company 2617 Huntingdon Pike Huntingdon Valley, PA 19006
Legal Counsel Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, Kansas 66211

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

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Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pacer Funds Trust

By (Signature and Title)*	/s/ Joe M. Thomson
Joe M. Thomson, President (Principal Executive Officer)

Date	1/4/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joe M. Thomson
Joe M. Thomson, President (Principal Executive Officer)

Date	1/4/2024

By (Signature and Title)*	/s/ Sean E. O’Hara
Sean E. O’Hara Treasurer (Principal Financial Officer)

Date	1/4/2024

*	Print the name and title of each signing officer under his or her signature.

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